UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21265

                                           PowerShares Exchange-Traded Fund Trust

    (Exact name of registrant as specified in charter)

3500 Lacey Road

                                                     Downers Grove, IL 60515

     (Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

                                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:      800-983-0903

Date of fiscal year end:    April 30

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The schedules of investments for the three month period ended July 31, 2014 is set forth below.

Schedule of Investments(a)

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 21.8%
3,167	Cheesecake Factory, Inc. (The)	$135,801
2,883	Core-Mark Holding Co., Inc.	136,078
3,101	Ctrip.com International Ltd. ADR (China)(b)	198,557
1,885	Expedia, Inc.	149,707
3,601	Gentherm, Inc.(b)	150,702
1,936	G-III Apparel Group Ltd.(b)	150,369
2,982	Grand Canyon Education, Inc.(b)	128,226
11,590	Liberty Interactive Corp., Class A(b)	325,099
5,494	Loral Space & Communications, Inc.(b)	397,216
3,940	MakeMyTrip Ltd. (India)(b)	119,264
4,132	Monro Muffler Brake, Inc.	209,864
933	Netflix, Inc.(b)	394,398
1,363	O’Reilly Automotive, Inc.(b)	204,450
559	Priceline Group, Inc. (The)(b)	694,529
12,544	Smith & Wesson Holding Corp.(b)	154,918
6,004	Sonic Corp.(b)	123,983
23,774	Starz, Class A(b)	677,797
13,649	Tuesday Morning Corp.(b)	224,662
3,112	Universal Electronics, Inc.(b)	148,225
1,251	Wynn Resorts Ltd.	266,713

		4,990,558

	Consumer Staples - 4.3%
1,915	Hain Celestial Group, Inc. (The)(b)	163,733
1,534	J & J Snack Foods Corp.	138,198
2,919	Keurig Green Mountain, Inc.	348,178
11,733	Pilgrim’s Pride Corp. (Brazil)(b)	328,055

		978,164

	Energy - 4.7%
2,088	Carrizo Oil & Gas, Inc.(b)	128,224
2,435	Diamondback Energy, Inc.(b)	200,230
12,989	Green Plains, Inc.	486,957
3,975	Matrix Service Co.(b)	106,729
2,790	RigNet, Inc.(b)	155,180

		1,077,320

	Financials - 5.3%
10,866	Bank of the Ozarks, Inc.	334,347
4,112	Eagle Bancorp, Inc.(b)	136,971
5,006	East West Bancorp, Inc.	170,504
9,309	Grupo Financiero Galicia SA ADR (Argentina)	150,061
3,553	Pinnacle Financial Partners, Inc.	131,461
4,637	PrivateBancorp, Inc.	133,546
1,395	SVB Financial Group(b)	152,083

		1,208,973

	Health Care - 26.2%
22,006	Accelerate Diagnostics, Inc.(b)	400,069
19,987	Akorn, Inc.(b)	678,159
2,657	Alkermes PLC(b)	113,613
1,280	Atrion Corp.	359,680
620	Biogen Idec, Inc.(b)	207,322
1,539	Celgene Corp.(b)	134,124
5,222	DexCom, Inc.(b)	196,765
18,524	Dyax Corp.(b)	174,496
5,183	Henry Schein, Inc.(b)	602,524
1,324	IDEXX Laboratories, Inc.(b)	164,812
1,595	Illumina, Inc.(b)	255,056
4,938	InterMune, Inc.(b)	216,630
5,450	Ligand Pharmaceuticals, Inc.(b)	267,977
13,838	MannKind Corp.(b)	115,686

57,674	Mimedx Group, Inc.(b)	$398,527
3,371	Mylan, Inc.(b)	166,426
8,356	NPS Pharmaceuticals, Inc.(b)	233,467
5,701	Pacira Pharmaceuticals, Inc.(b)	524,492
1,207	Salix Pharmaceuticals Ltd.(b)	159,215
15,122	Sangamo BioSciences, Inc.(b)	179,649
19,557	Trinity Biotech PLC ADR (Ireland)	454,309

		6,002,998

	Industrials - 11.3%
5,159	Altra Industrial Motion Corp.	161,735
917	AMERCO	241,318
7,285	ArcBest Corp.	231,153
3,456	Avis Budget Group, Inc.(b)	194,193
3,916	B/E Aerospace, Inc.(b)	333,408
8,875	H&E Equipment Services, Inc.(b)	321,097
2,141	Huron Consulting Group, Inc.(b)	129,402
2,913	Mobile Mini, Inc.	109,995
2,492	Old Dominion Freight Line, Inc.(b)	158,192
2,728	Power Solutions International, Inc.(b)	166,626
5,523	Primoris Services Corp.	131,889
5,602	Saia, Inc.(b)	255,731
2,518	Spirit Airlines, Inc.(b)	164,728

		2,599,467

	Information Technology - 25.7%
12,242	Amkor Technology, Inc.(b)	108,342
8,046	Apple, Inc.	768,956
3,951	ARRIS Group, Inc.(b)	135,006
3,339	Aspen Technology, Inc.(b)	145,046
1,853	Avago Technologies Ltd., Class A (Singapore)	128,561
7,787	Cadence Design Systems, Inc.(b)	131,055
18,797	CalAmp Corp.(b)	319,737
3,649	Electronic Arts, Inc.(b)	122,606
3,198	Electronics for Imaging, Inc.(b)	140,936
2,246	Facebook, Inc., Class A(b)	163,172
20,198	GT Advanced Technologies, Inc.(b)	279,540
1,929	IAC/InterActiveCorp.	129,629
1,983	Littelfuse, Inc.	172,362
8,530	Micron Technology, Inc.(b)	260,592
3,299	Monolithic Power Systems, Inc.	136,051
3,205	NetScout Systems, Inc.(b)	136,309
2,704	NXP Semiconductor NV (Netherlands)(b)	168,594
3,732	Proofpoint, Inc.(b)	131,628
9,604	Rambus, Inc.(b)	110,542
3,345	Seagate Technology PLC	196,017
6,114	Skyworks Solutions, Inc.	310,347
11,673	SunPower Corp. (France)(b)	428,749
5,271	Super Micro Computer, Inc.(b)	137,942
1,678	Synaptics, Inc.(b)	121,202
3,823	Virtusa Corp.(b)	119,583
4,724	Web.com Group, Inc.(b)	125,422
1,495	Western Digital Corp.	149,246
4,844	YY, Inc. ADR (China)(b)	374,538
1,739	Zillow, Inc., Class A(b)	249,599

		5,901,309

	Telecommunication Services - 0.7%
1,596	SBA Communications Corp., Class A(b)	170,660

	Total Common Stocks and Other Equity Interests (Cost $23,505,416)	22,929,449

	Money Market Fund - 0.3%
56,497	Invesco Premier Portfolio – Institutional Class(c) (Cost $56,497)	56,497

	Total Investments (Cost $23,561,913)(d)-100.3%	22,985,946
	Other assets less liabilities-(0.3)%	(65,056)

	Net Assets-100.0%	$22,920,890

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $23,571,630. The net unrealized depreciation was $585,684, which consisted of aggregate gross unrealized appreciation of $990,746 and aggregate gross unrealized depreciation of $1,576,430.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 14.1%
23,136	Aaron’s, Inc.	$610,328
6,739	Dillard’s, Inc., Class A	803,423
75,607	DISH Network Corp., Class A(b)	4,677,049
38,923	E.W. Scripps Co. (The), Class A(b)	843,851
15,791	Foot Locker, Inc.	750,546
71,965	Marriott International, Inc., Class A	4,656,855
49,757	Modine Manufacturing Co.(b)	685,154
10,742	Outerwall, Inc.(b)	591,025
47,846	Smith & Wesson Holding Corp.(b)	590,898
18,300	Standard Motor Products, Inc.	659,715
24,830	Starz, Class A(b)	707,903
11,918	Tenneco, Inc.(b)	759,177
31,431	Time Warner Cable, Inc.	4,560,638
66,238	Time Warner, Inc.	5,499,079

		26,395,641

	Consumer Staples - 8.9%
16,581	Andersons, Inc. (The)	895,706
131,650	Archer-Daniels-Midland Co.	6,108,560
10,044	Constellation Brands, Inc., Class A(b)	836,263
26,436	Diamond Foods, Inc.(b)	710,071
157,266	Mondelez International, Inc., Class A	5,661,576
33,234	Pilgrim’s Pride Corp. (Brazil)(b)	929,223
9,131	Sanderson Farms, Inc.	831,743
19,892	Tyson Foods, Inc., Class A	740,181

		16,713,323

	Energy - 11.5%
26,130	Alliance Holdings GP LP	1,833,281
98,036	ConocoPhillips	8,087,970
15,264	Helmerich & Payne, Inc.	1,621,953
51,402	Matrix Service Co.(b)	1,380,144
105,619	Pioneer Energy Services Corp.(b)	1,553,655
139,823	Valero Energy Corp.	7,103,008

		21,580,011

	Financials - 14.3%
51,330	Aflac, Inc.	3,066,454
23,887	AMBAC Financial Group, Inc.(b)	541,279
11,549	American Financial Group, Inc.	646,629
58,126	American International Group, Inc.	3,021,389
15,789	AmTrust Financial Services, Inc.	673,243
14,654	Aspen Insurance Holdings Ltd.	586,307
9,006	Cullen/Frost Bankers, Inc.	702,198
4,207	Everest Re Group Ltd.	655,913
31,455	Fidelity & Guaranty Life	679,743
35,187	Investment Technology Group, Inc.(b)	643,570
65,537	Lincoln National Corp.	3,433,483
6,270	PartnerRe Ltd.	654,337
38,271	Prudential Financial, Inc.	3,328,429
6,462	RenaissanceRe Holdings Ltd.	632,048
28,595	St. Joe Co. (The)(b)	653,110
32,285	Symetra Financial Corp.	736,098
33,619	Travelers Cos., Inc. (The)	3,010,918
61,891	Wells Fargo & Co.	3,150,252

		26,815,400

	Health Care - 12.1%
52,222	Aetna, Inc.	4,048,772
13,467	Anika Therapeutics, Inc.(b)	566,422
27,368	C.R. Bard, Inc.	4,084,127
8,477	Centene Corp.(b)	611,107
52,864	Depomed, Inc.(b)	525,997

18,291	Envision Healthcare Holdings, Inc.(b)	$653,903
15,774	Health Net, Inc.(b)	649,731
32,547	Humana, Inc.	3,829,154
4,922	IDEXX Laboratories, Inc.(b)	612,690
14,636	Molina Healthcare, Inc.(b)	597,881
27,906	Oncomed Pharmaceuticals, Inc.(b)	602,490
67,312	PDL BioPharma, Inc.	631,387
33,145	Phibro Animal Health Corp., Class A(b)	628,429
6,588	United Therapeutics Corp.(b)	599,113
37,376	WellPoint, Inc.	4,104,259

		22,745,462

	Industrials - 10.9%
16,321	Alaska Air Group, Inc.	717,634
125,180	Delta Air Lines, Inc.	4,689,243
11,622	EnerSys	737,184
51,967	Hawaiian Holdings, Inc.(b)	723,900
8,052	Huntington Ingalls Industries, Inc.	732,088
7,258	Kirby Corp.(b)	845,267
41,241	L-3 Communications Holdings, Inc.	4,328,655
30,653	Orbital Sciences Corp.(b)	786,863
49,377	RPX Corp.(b)	770,281
188,873	Southwest Airlines Co.	5,341,328
18,546	Trinity Industries, Inc.	809,347

		20,481,790

	Information Technology - 19.0%
94,865	Amkor Technology, Inc.(b)	839,555
16,641	Arrow Electronics, Inc.(b)	964,346
22,308	Aspen Technology, Inc.(b)	969,059
105,157	Brocade Communications Systems, Inc.	968,496
78,325	Computer Sciences Corp.	4,886,697
231,283	Corning, Inc.	4,544,711
23,087	Dolby Laboratories, Inc., Class A(b)	1,030,604
12,415	Harris Corp.	847,572
35,285	Insight Enterprises, Inc.(b)	926,937
22,001	Lexmark International, Inc., Class A	1,056,708
172,314	Micron Technology, Inc.(b)	5,264,193
61,237	QUALCOMM, Inc.	4,513,167
22,143	Skyworks Solutions, Inc.	1,123,979
46,492	Take-Two Interactive Software, Inc.(b)	1,040,491
16,116	Tech Data Corp.(b)	1,011,923
56,087	Western Digital Corp.	5,599,165

		35,587,603

	Materials - 3.8%
14,781	Hi-Crush Partners LP	904,154
103,704	Mosaic Co. (The)	4,781,791
37,605	Oci Partners LP (Netherlands)	776,167
18,442	PolyOne Corp.	699,874

		7,161,986

	Telecommunication Services - 2.5%
43,460	AT&T, Inc.	1,546,741
76,067	Frontier Communications Corp.	498,239
15,952	Shenandoah Telecommunications Co.	442,030
30,855	Verizon Communications, Inc.	1,555,709
46,022	Windstream Holdings, Inc.	527,412

		4,570,131

	Utilities - 2.9%
58,523	AES Corp. (The)	855,021
55,879	Dominion Resources, Inc.	3,779,656
18,126	Wisconsin Energy Corp.	789,931

		5,424,608

	Total Common Stocks and Other Equity Interests (Cost $191,343,662)	187,475,955

	Money Market Fund - 0.1%
80,420	Invesco Premier Portfolio – Institutional Class(c) (Cost $80,420)	80,420

	Total Investments (Cost $191,424,082)(d)-100.1%	187,556,375
	Other assets less liabilities-(0.1)%	(95,259)

	Net Assets-100.0%	$187,461,116

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $191,687,568. The net unrealized depreciation was $4,131,193, which consisted of aggregate gross unrealized appreciation of $2,149,038 and aggregate gross unrealized depreciation of $6,280,231.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.6%
18,239	Aaron’s, Inc.	$481,145
26,522	Abercrombie & Fitch Co., Class A	1,043,375
8,004	Advance Auto Parts, Inc.	969,364
14,785	Amazon.com, Inc.(b)	4,627,557
75,282	American Eagle Outfitters, Inc.	802,506
35,528	Apollo Education Group, Inc.(b)	992,297
25,677	Ascena Retail Group, Inc.(b)	412,373
18,238	Autoliv, Inc.	1,814,863
11,047	AutoNation, Inc.(b)	589,026
3,283	AutoZone, Inc.(b)	1,697,410
32,935	Barnes & Noble, Inc.(b)	685,707
37,476	Bed Bath & Beyond, Inc.(b)	2,371,856
202,628	Best Buy Co., Inc.	6,024,130
31,880	Big Lots, Inc.	1,394,750
20,047	BorgWarner, Inc.	1,247,926
11,602	Brinker International, Inc.	520,234
6,580	Cabela’s, Inc.(b)	384,009
84,690	Cablevision Systems Corp., Class A(c)	1,627,742
37,107	Caesars Entertainment Corp.(b)(c)	593,712
66,895	Career Education Corp.(b)	341,833
37,228	CarMax, Inc.(b)	1,817,099
105,656	Carnival Corp.	3,826,860
6,250	Carter’s, Inc.	478,500
918	CBS Corp., Class A	52,372
63,783	CBS Corp., Non-Voting, Class B	3,624,788
13,377	Charter Communications, Inc., Class A(b)	2,067,014
24,472	Chico’s FAS, Inc.	386,902
1,151	Chipotle Mexican Grill, Inc.(b)	774,048
24,578	Cinemark Holdings, Inc.	806,158
32,503	Coach, Inc.	1,123,304
404,818	Comcast Corp., Class A	21,731,723
24,414	Cooper Tire & Rubber Co.	705,320
54,758	CST Brands, Inc.	1,830,560
38,473	D.R. Horton, Inc.	796,391
43,786	Dana Holding Corp.	979,931
37,100	Darden Restaurants, Inc.	1,734,425
38,684	Delphi Automotive PLC (United Kingdom)	2,584,091
10,554	DeVry Education Group, Inc.	421,843
13,067	Dick’s Sporting Goods, Inc.	555,740
8,886	Dillard’s, Inc., Class A	1,059,389
87,430	DIRECTV(b)	7,523,352
12,374	Discovery Communications, Inc., Class A(b)	1,054,389
40	Discovery Communications, Inc., Class B(b)	3,416
6,774	Discovery Communications, Inc., Class C(b)	569,693
30,457	DISH Network Corp., Class A(b)	1,884,070
39,654	Dollar General Corp.(b)	2,190,090
26,916	Dollar Tree, Inc.(b)	1,466,115
11,372	Expedia, Inc.	903,164
23,395	Express, Inc.(b)	364,026
17,071	Family Dollar Stores, Inc.	1,276,057
29,912	Foot Locker, Inc.	1,421,717
1,145,051	Ford Motor Co.	19,488,768

4,999	Fossil Group, Inc.(b)	$489,902
40,151	GameStop Corp., Class A(c)	1,685,137
58,371	Gannett Co., Inc.	1,909,899
44,326	Gap, Inc. (The)	1,777,916
19,918	Garmin Ltd.	1,096,287
488,681	General Motors Co.	16,527,191
6,087	Genesco, Inc.(b)	464,256
15,852	Gentex Corp.	458,123
29,065	Genuine Parts Co.	2,407,163
9,364	GNC Holdings, Inc., Class A	307,233
114,232	Goodyear Tire & Rubber Co. (The)	2,875,219
1,107	Graham Holdings Co., Class B	759,125
10,259	Group 1 Automotive, Inc.	758,345
22,327	Guess?, Inc.	580,725
42,874	H&R Block, Inc.	1,377,542
12,298	Hanesbrands, Inc.	1,201,638
26,166	Harley-Davidson, Inc.	1,617,582
5,903	Harman International Industries, Inc.	640,771
21,208	Hasbro, Inc.	1,059,552
208,123	Home Depot, Inc. (The)	16,826,745
66,061	International Game Technology	1,118,413
75,392	Interpublic Group of Cos., Inc. (The)	1,485,976
12,859	ITT Educational Services, Inc.(b)(c)	182,984
481,366	J.C. Penney Co., Inc.(b)(c)	4,515,213
15,873	Jarden Corp.(b)	887,301
7,086	John Wiley & Sons, Inc., Class A	425,798
130,059	Johnson Controls, Inc.	6,143,987
67,426	Kohl’s Corp.	3,609,988
59,136	L Brands, Inc.	3,428,114
9,578	Lamar Advertising Co., Class A	480,337
15,069	Lands’ End, Inc.(b)(c)	530,278
24,925	Las Vegas Sands Corp.	1,840,711
22,609	Lear Corp.	2,129,090
36,121	Leggett & Platt, Inc.	1,184,769
15,602	Lennar Corp., Class A	565,260
916	Lennar Corp., Class B	28,030
48,509	Liberty Global PLC, Class A (United Kingdom)(b)	2,017,974
295	Liberty Global PLC, Class B (United Kingdom)(b)	13,225
37,804	Liberty Global PLC, Class C, Series C (United Kingdom)(b)	1,511,782
102,635	Liberty Interactive Corp., Class A(b)	2,878,912
330	Liberty Interactive Corp., Class B(b)	9,240
7,913	Liberty Media Corp., Class A(b)	372,307
46	Liberty Media Corp., Class B(b)	2,175
15,937	Liberty Media Corp., Class C(b)	749,039
35,389	Live Nation Entertainment, Inc.(b)	821,379
25,455	LKQ Corp.(b)	665,776
207,432	Lowe’s Cos., Inc.	9,925,621
89,716	Macy’s, Inc.	5,184,688
25,027	Marriott International, Inc., Class A	1,619,497
63,466	Mattel, Inc.	2,248,283
160,089	McDonald’s Corp.	15,138,016
9,639	Men’s Wearhouse, Inc. (The)	485,034
55,931	MGM Resorts International(b)	1,501,188
9,400	Mohawk Industries, Inc.(b)	1,172,838
54,921	Murphy USA, Inc.(b)	2,714,196
1,115	Netflix, Inc.(b)	471,333
45,459	Newell Rubbermaid, Inc.	1,476,508
110,174	News Corp., Class A(b)	1,944,571
33,291	News Corp., Class B(b)	572,938
54,165	NIKE, Inc., Class B	4,177,746
28,767	Nordstrom, Inc.	1,991,539
620	NVR, Inc.(b)	698,405
271,512	Office Depot, Inc.(b)	1,360,275
42,839	Omnicom Group, Inc.	2,998,302
9,175	O’Reilly Automotive, Inc.(b)	1,376,250
2,423	Panera Bread Co., Class A(b)	356,908
64,283	Penn National Gaming, Inc.(b)	673,686
14,645	Penske Automotive Group, Inc.	680,260
16,769	PetSmart, Inc.	1,142,640
4,347	Polaris Industries, Inc.	641,356

Schedule of Investments(a)

1,274	Priceline Group, Inc. (The)(b)	$1,582,881
26,245	PulteGroup, Inc.	463,224
7,562	PVH Corp.	833,181
263,693	RadioShack Corp.(b)(c)	163,490
6,737	Ralph Lauren Corp.	1,050,029
32,353	Regal Entertainment Group, Class A(c)	629,589
37,272	Rent-A-Center, Inc.	892,292
23,195	Ross Stores, Inc.	1,493,758
31,352	Royal Caribbean Cruises Ltd.	1,870,147
19,495	Sally Beauty Holdings, Inc.(b)	505,895
6,668	Scripps Networks Interactive, Inc., Class A	549,510
50,061	Sears Holdings Corp.(b)(c)	1,909,827
15,575	SeaWorld Entertainment, Inc.	433,764
37,893	Service Corp. International	795,753
9,985	Signet Jewelers Ltd.	1,016,373
163,239	Sirius XM Holdings, Inc.(b)(c)	551,748
10,622	Six Flags Entertainment Corp.	405,973
24,463	Sonic Automotive, Inc., Class A	594,940
331,537	Staples, Inc.	3,842,514
40,898	Starbucks Corp.	3,176,957
20,062	Starwood Hotels & Resorts Worldwide, Inc.	1,541,564
227,296	Target Corp.	13,544,569
16,511	Tenneco, Inc.(b)	1,051,751
7,666	Thor Industries, Inc.	406,068
12,974	Tiffany & Co.	1,266,392
49,480	Time Warner Cable, Inc.	7,179,548
179,667	Time Warner, Inc.	14,915,954
22,446	Time, Inc.(b)	540,949
70,701	TJX Cos., Inc. (The)	3,767,656
16,370	Toll Brothers, Inc.(b)	535,135
7,352	Tractor Supply Co.	457,074
36,062	TRW Automotive Holdings Corp.(b)	3,688,782
7,207	Tupperware Brands Corp.	524,525
182,031	Twenty-First Century Fox, Inc., Class A	5,766,742
53,606	Twenty-First Century Fox, Inc., Class B	1,697,166
15,169	Urban Outfitters, Inc.(b)	541,988
36,864	VF Corp.	2,258,657
1,117	Viacom, Inc., Class A	92,867
44,385	Viacom, Inc., Class B	3,669,308
15,797	Visteon Corp.(b)	1,508,614
179,304	Walt Disney Co. (The)	15,398,628
54,409	Wendy’s Co. (The)	443,433
21,937	Whirlpool Corp.	3,129,094
11,478	Williams-Sonoma, Inc.	769,829
17,454	Wyndham Worldwide Corp.	1,318,650
9,872	Wynn Resorts Ltd.	2,104,710
51,087	Yum! Brands, Inc.	3,545,438

		381,520,553

	Consumer Staples - 9.7%
413,460	Altria Group, Inc.	16,786,476
8,539	Andersons, Inc. (The)	461,277
269,765	Archer-Daniels-Midland Co.	12,517,096
175,282	Avon Products, Inc.	2,313,722
6,483	Brown-Forman Corp., Class A	558,835
14,305	Brown-Forman Corp., Class B	1,239,528
79,965	Bunge Ltd.	6,304,441
33,600	Campbell Soup Co.	1,397,424
10,828	Casey’s General Stores, Inc.	716,489
38,731	Chiquita Brands International, Inc.(b)	371,430
13,379	Church & Dwight Co., Inc.	858,664
20,968	Clorox Co. (The)	1,821,490
622,668	Coca-Cola Co. (The)	24,464,626
46,670	Coca-Cola Enterprises, Inc.	2,121,152
107,678	Colgate-Palmolive Co.	6,826,785
124,993	ConAgra Foods, Inc.	3,766,039
12,323	Constellation Brands, Inc., Class A(b)	1,026,013
100	Constellation Brands, Inc., Class B(b)	8,320
91,545	Costco Wholesale Corp.	10,760,199
252,460	CVS Caremark Corp.	19,277,846

20,806	Darling International, Inc.(b)	$389,488
114,788	Dean Foods Co.	1,758,552
35,162	Dr Pepper Snapple Group, Inc.	2,066,119
13,693	Energizer Holdings, Inc.	1,571,409
17,288	Estee Lauder Cos., Inc. (The), Class A	1,269,977
26,985	Flowers Foods, Inc.	515,144
117,690	General Mills, Inc.	5,902,154
11,378	Herbalife Ltd.(c)	596,207
13,675	Hershey Co. (The)	1,205,451
56,978	Hillshire Brands Co. (The)	3,576,509
18,135	Hormel Foods Corp.	820,790
15,902	Ingredion, Inc.	1,170,864
21,749	J.M. Smucker Co. (The)	2,167,070
46,036	Kellogg Co.	2,754,334
5,547	Keurig Green Mountain, Inc.	661,646
64,824	Kimberly-Clark Corp.	6,733,269
66,322	Kraft Foods Group, Inc.	3,553,864
231,865	Kroger Co. (The)	11,356,748
70,280	Lorillard, Inc.	4,250,534
1,797	McCormick & Co., Inc.	118,602
16,233	McCormick & Co., Inc., Non-Voting	1,067,807
13,993	Mead Johnson Nutrition Co.	1,279,520
27,471	Molson Coors Brewing Co., Class B	1,855,117
471,007	Mondelez International, Inc., Class A	16,956,252
269,613	PepsiCo, Inc.	23,752,905
279,916	Philip Morris International, Inc.	22,955,911
497,089	Procter & Gamble Co. (The)	38,434,921
71,551	Reynolds American, Inc.	3,996,123
335,313	Rite Aid Corp.(b)	2,243,244
145,706	Safeway, Inc.	5,021,029
455,336	SUPERVALU, Inc.(b)	4,175,431
180,455	Sysco Corp.	6,440,439
7,292	TreeHouse Foods, Inc.(b)	535,962
80,967	Tyson Foods, Inc., Class A	3,012,782
8,444	United Natural Foods, Inc.(b)	494,987
10,621	Universal Corp.	551,549
159,670	Walgreen Co.	10,980,506
495,710	Wal-Mart Stores, Inc.	36,474,342
14,702	WhiteWave Foods Co. (The)(b)	437,973
29,374	Whole Foods Market, Inc.	1,122,674

		347,826,057

	Energy - 13.3%
319,902	Alpha Natural Resources, Inc.(b)(c)	1,084,468
82,626	Anadarko Petroleum Corp.	8,828,588
101,795	Apache Corp.	10,450,275
264,614	Arch Coal, Inc.(c)	785,904
11,847	Atwood Oceanics, Inc.(b)	570,433
83,375	Baker Hughes, Inc.	5,733,699
19,465	Bill Barrett Corp.(b)	467,355
16,953	Cabot Oil & Gas Corp.	558,601
36,097	Cameron International Corp.(b)	2,559,638
186,943	Chesapeake Energy Corp.	4,929,687
621,319	Chevron Corp.	80,299,268
8,918	Cimarex Energy Co.	1,239,780
27,246	Cloud Peak Energy, Inc.(b)	421,768
8,466	Concho Resources, Inc.(b)	1,192,013
538,490	ConocoPhillips	44,425,425
42,518	CONSOL Energy, Inc.	1,650,549
71,520	Cosan Ltd., Class A (Brazil)	863,246
13,791	Delek US Holdings, Inc.	402,973
95,986	Denbury Resources, Inc.	1,626,963
105,192	Devon Energy Corp.	7,941,996
40,167	Diamond Offshore Drilling, Inc.(c)	1,879,414
11,814	Dresser-Rand Group, Inc.(b)	703,051
11,290	Energen Corp.	921,603
50,929	Ensco PLC, Class A	2,579,554
48,371	EOG Resources, Inc.	5,293,722
12,633	EQT Corp.	1,185,228
20,435	Exterran Holdings, Inc.	863,379
1,104,180	Exxon Mobil Corp.	109,247,569
24,095	FMC Technologies, Inc.(b)	1,464,976
141,752	Frontline Ltd. (Norway)(b)(c)	341,622
121,136	Halliburton Co.	8,357,173

Schedule of Investments(a)

22,963	Helix Energy Solutions Group, Inc.(b)	$583,949
11,451	Helmerich & Payne, Inc.	1,216,783
95,132	Hess Corp.	9,416,165
57,029	HollyFrontier Corp.	2,680,933
60,721	Key Energy Services, Inc.(b)	372,827
115,156	Kinder Morgan, Inc.	4,143,313
295,367	Marathon Oil Corp.	11,445,471
94,083	Marathon Petroleum Corp.	7,854,049
113,738	McDermott International, Inc.(b)(c)	830,287
84,667	Murphy Oil Corp.	5,260,361
106,615	Nabors Industries Ltd.	2,895,663
76,183	National Oilwell Varco, Inc.	6,173,870
51,798	Newfield Exploration Co.(b)	2,087,459
76,907	Noble Corp. PLC	2,412,573
34,747	Noble Energy, Inc.	2,310,328
161,648	Occidental Petroleum Corp.	15,794,626
9,181	Oceaneering International, Inc.	623,482
11,227	Oil States International, Inc.(b)	688,103
41,786	ONEOK, Inc.	2,692,272
30,410	Patterson-UTI Energy, Inc.	1,044,584
18,043	PBF Energy, Inc., Class A	488,965
130,449	Peabody Energy Corp.	1,978,911
208,963	Phillips 66	16,948,989
7,151	Pioneer Natural Resources Co.	1,583,661
36,111	QEP Resources, Inc.	1,193,469
8,232	Range Resources Corp.	622,257
28,891	Rowan Cos. PLC, Class A	881,753
110,866	SandRidge Energy, Inc.(b)(c)	660,761
155,206	Schlumberger Ltd.	16,822,778
8,146	SEACOR Holdings, Inc.(b)	618,770
13,259	Seventy Seven Energy, Inc.(b)	297,399
7,255	SM Energy Co.	569,808
36,192	Southwestern Energy Co.(b)	1,468,671
123,463	Spectra Energy Corp.	5,052,106
39,344	Superior Energy Services, Inc.	1,321,958
6,026	Targa Resources Corp.	768,315
9,868	Teekay Corp. (Bermuda)	549,253
57,778	Tesoro Corp.	3,555,658
13,414	Tidewater, Inc.	634,080
12,832	Unit Corp.(b)	812,907
261,728	Valero Energy Corp.	13,295,782
256,289	Weatherford International Ltd.(b)	5,733,185
17,821	Western Refining, Inc.	729,948
18,612	Whiting Petroleum Corp.(b)	1,646,976
95,069	Williams Cos., Inc. (The)	5,383,758
41,389	World Fuel Services Corp.	1,777,658
115,081	WPX Energy, Inc.(b)	2,367,216

		477,162,010

	Financials - 20.2%
75,060	ACE Ltd.	7,513,506
3,838	Affiliated Managers Group, Inc.(b)	764,722
102,879	Aflac, Inc.	6,145,991
11,339	Alexandria Real Estate Equities, Inc. REIT	891,245
2,845	Alleghany Corp.(b)	1,177,403
27,441	Allied World Assurance Co. Holdings AG	988,150
132,189	Allstate Corp. (The)	7,726,447
17,476	American Campus Communities, Inc. REIT	680,166
98,420	American Capital Agency Corp. REIT	2,275,470
23,450	American Capital Mortgage Investment Corp. REIT	467,358
19,640	American Equity Investment Life Holding Co.	434,830
114,716	American Express Co.	10,095,008
23,870	American Financial Group, Inc.	1,336,481
364,320	American International Group, Inc.	18,937,354
16,940	American Tower Corp. REIT	1,598,967
27,228	Ameriprise Financial, Inc.	3,256,469
551,883	Annaly Capital Management, Inc. REIT	6,125,901
34,741	Aon PLC	2,930,751

28,853	Apartment Investment & Management Co., Class A REIT	$986,196
24,950	Arch Capital Group Ltd.(b)	1,333,578
20,866	Arthur J. Gallagher & Co.	938,970
20,927	Aspen Insurance Holdings Ltd.	837,289
46,007	Associated Banc-Corp.	824,445
30,062	Assurant, Inc.	1,904,728
39,352	Assured Guaranty Ltd.	878,337
31,927	Astoria Financial Corp.	411,220
14,611	AvalonBay Communities, Inc. REIT	2,163,597
33,023	Axis Capital Holdings Ltd.	1,424,942
17,626	BancorpSouth, Inc.	367,855
3,688,615	Bank of America Corp.	56,251,379
9,762	Bank of Hawaii Corp.	558,191
284,196	Bank of New York Mellon Corp. (The)	11,095,012
13,684	BankUnited, Inc.	427,488
181,925	BB&T Corp.	6,734,863
372,874	Berkshire Hathaway, Inc., Class B(b)	46,769,586
33,012	BioMed Realty Trust, Inc. REIT	709,758
17,901	BlackRock, Inc.	5,454,972
17,799	Boston Properties, Inc. REIT	2,126,091
43,908	Brandywine Realty Trust REIT	682,769
17,025	Brown & Brown, Inc.	524,030
13,931	Camden Property Trust REIT	1,008,047
137,604	Capital One Financial Corp.	10,945,022
55,132	Capitol Federal Financial, Inc.	645,044
39,468	Capstead Mortgage Corp. REIT	506,769
38,501	CBL & Associates Properties, Inc. REIT	719,969
35,475	CBRE Group, Inc., Class A(b)	1,094,049
98,423	Charles Schwab Corp. (The)	2,731,238
64,763	Chubb Corp. (The)	5,615,600
37,390	Cincinnati Financial Corp.	1,720,688
38,571	CIT Group, Inc.	1,894,222
913,058	Citigroup, Inc.	44,657,667
8,180	City National Corp.	615,545
66,281	CME Group, Inc.	4,900,817
64,208	CNO Financial Group, Inc.	1,038,885
36,536	Columbia Property Trust, Inc. REIT	932,033
40,412	Comerica, Inc.	2,031,107
19,207	Commerce Bancshares, Inc.	865,467
20,066	Corporate Office Properties Trust REIT	569,272
15,987	Corrections Corp. of America REIT	515,101
17,129	Crown Castle International Corp. REIT	1,270,629
9,969	Cullen/Frost Bankers, Inc.	777,283
73,602	CYS Investments, Inc. REIT	653,586
56,969	DCT Industrial Trust, Inc. REIT	446,067
42,993	DDR Corp. REIT	754,097
36,840	DiamondRock Hospitality Co. REIT	451,658
21,697	Digital Realty Trust, Inc. REIT(c)	1,397,070
66,977	Discover Financial Services	4,089,616
20,729	Douglas Emmett, Inc. REIT	590,569
61,267	Duke Realty Corp. REIT	1,102,193
75,837	E*TRADE Financial Corp.(b)	1,594,094
16,848	East West Bancorp, Inc.	573,843
15,477	Eaton Vance Corp.	543,707
12,907	Endurance Specialty Holdings Ltd.	682,651
9,266	EPR Properties REIT	499,437
33,615	Equity Commonwealth REIT	902,899
47,299	Equity Residential REIT	3,057,880
4,237	Essex Property Trust, Inc. REIT	803,208
11,593	Everest Re Group Ltd.	1,807,465
37,960	F.N.B. Corp.	466,908
7,375	Federal Realty Investment Trust REIT	900,488
29,817	Federated Investors, Inc., Class B(c)	841,436
196,987	Fifth Third Bancorp	4,034,294
31,811	First American Financial Corp.	863,351
57,851	First Horizon National Corp.	681,485
122,879	First Niagara Financial Group, Inc.	1,056,759
12,443	First Republic Bank	581,337
28,962	FirstMerit Corp.	509,731
50,015	FNF Group(b)	1,355,907

Schedule of Investments(a)

16,664	FNFV Group(b)	$272,623
48,515	Franklin Resources, Inc.	2,627,087
51,231	Fulton Financial Corp.	580,960
74,085	General Growth Properties, Inc. REIT	1,731,366
219,113	Genworth Financial, Inc., Class A(b)	2,870,380
113,355	Goldman Sachs Group, Inc. (The)	19,595,679
17,422	Hancock Holding Co.	565,170
13,753	Hanover Insurance Group, Inc. (The)	795,061
192,894	Hartford Financial Services Group, Inc. (The)	6,589,259
39,696	Hatteras Financial Corp. REIT	760,178
22,613	HCC Insurance Holdings, Inc.	1,055,575
80,085	HCP, Inc. REIT	3,325,930
39,083	Health Care REIT, Inc. REIT	2,486,851
18,630	Healthcare Realty Trust, Inc. REIT	460,161
16,292	Highwoods Properties, Inc. REIT	685,404
10,131	Home Properties, Inc. REIT	666,518
45,607	Hospitality Properties Trust REIT	1,302,992
96,666	Host Hotels & Resorts, Inc. REIT	2,101,519
168,579	Hudson City Bancorp, Inc.	1,643,645
187,227	Huntington Bancshares, Inc.	1,838,569
27,550	Interactive Brokers Group, Inc., Class A	634,063
4,896	IntercontinentalExchange Group, Inc.	941,109
68,347	Invesco Ltd.(d)	2,571,898
40,323	Invesco Mortgage Capital, Inc. REIT(d)	684,685
38,549	Janus Capital Group, Inc.	439,073
5,720	Jones Lang LaSalle, Inc.	707,564
1,080,385	JPMorgan Chase & Co.	62,305,803
15,371	Kemper Corp.	531,990
245,595	KeyCorp	3,325,356
9,811	Kilroy Realty Corp. REIT	606,712
68,696	Kimco Realty Corp. REIT	1,537,416
14,154	LaSalle Hotel Properties REIT	492,418
24,537	Legg Mason, Inc.	1,164,281
43,216	Leucadia National Corp.	1,067,867
44,415	Lexington Realty Trust REIT	485,900
29,374	Liberty Property Trust REIT	1,033,084
67,664	Lincoln National Corp.	3,544,917
98,523	Loews Corp.	4,150,774
10,034	LPL Financial Holdings, Inc.	476,414
24,620	M&T Bank Corp.	2,991,330
21,347	Macerich Co. (The) REIT	1,387,768
38,916	Mack-Cali Realty Corp. REIT	821,128
1,656	Markel Corp.(b)	1,046,774
78,440	Marsh & McLennan Cos., Inc.	3,982,399
32,366	McGraw-Hill Financial, Inc.	2,596,401
10,207	Mercury General Corp.	502,389
262,673	MetLife, Inc.	13,816,600
119,163	MFA Financial, Inc. REIT	969,987
6,963	Mid-America Apartment Communities, Inc. REIT	486,853
12,739	Moody’s Corp.	1,108,293
346,112	Morgan Stanley	11,193,262
11,597	MSCI, Inc., Class A(b)	524,764
27,275	NASDAQ OMX Group, Inc. (The)	1,150,732
15,789	National Retail Properties, Inc. REIT	561,615
96,364	Navient Corp.	1,657,461
145,797	New York Community Bancorp, Inc.(c)	2,315,256
43,805	Northern Trust Corp.	2,930,116
10,800	Ocwen Financial Corp.(b)	325,836
75,945	Old Republic International Corp.	1,092,849
13,764	OMEGA Healthcare Investors, Inc. REIT(c)	502,937
19,296	PartnerRe Ltd.	2,013,731
106,683	People’s United Financial, Inc.	1,549,037
48,162	PHH Corp.(b)	1,124,583
58,523	Piedmont Office Realty Trust, Inc., Class A REIT	1,138,272
7,940	Platinum Underwriters Holdings Ltd.	465,284
30,305	Plum Creek Timber Co., Inc. REIT	1,253,718

124,575	PNC Financial Services Group, Inc. (The)	$10,284,912
39,413	Popular, Inc.(b)	1,257,275
12,126	Primerica, Inc.	558,766
65,726	Principal Financial Group, Inc.	3,265,268
13,228	ProAssurance Corp.	577,138
148,884	Progressive Corp. (The)	3,489,841
67,496	Prologis, Inc. REIT	2,754,512
7,526	Prosperity Bancshares, Inc.	437,486
25,326	Protective Life Corp.	1,757,118
135,797	Prudential Financial, Inc.	11,810,265
13,850	Public Storage REIT	2,376,799
16,143	Raymond James Financial, Inc.	822,486
22,242	Rayonier, Inc. REIT	757,563
14,927	Realogy Holdings Corp.(b)	548,717
15,450	Realty Income Corp. REIT(c)	665,123
14,864	Regency Centers Corp. REIT	808,007
396,301	Regions Financial Corp.	4,018,492
25,770	Reinsurance Group of America, Inc.	2,068,300
9,160	RenaissanceRe Holdings Ltd.	895,940
40,718	Retail Properties of America, Inc., Class A REIT	612,806
10,152	RLI Corp.	433,896
18,030	RLJ Lodging Trust REIT	505,561
37,337	Senior Housing Properties Trust REIT	853,524
3,757	Signature Bank(b)	429,763
27,284	Simon Property Group, Inc. REIT	4,588,896
12,178	SL Green Realty Corp. REIT	1,312,788
96,364	SLM Corp.	853,785
12,089	StanCorp Financial Group, Inc.	729,450
24,524	Starwood Property Trust, Inc. REIT	578,766
78,662	State Street Corp.	5,540,951
8,790	Stifel Financial Corp.(b)	402,494
157,965	SunTrust Banks, Inc.	6,010,568
54,080	Susquehanna Bancshares, Inc.	550,534
4,426	SVB Financial Group(b)	482,523
39,639	Symetra Financial Corp.	903,769
32,622	Synovus Financial Corp.	768,248
26,289	T. Rowe Price Group, Inc.	2,041,604
6,485	Taubman Centers, Inc. REIT	477,037
40,931	TCF Financial Corp.	647,119
16,758	TD Ameritrade Holding Corp.	538,267
28,131	Torchmark Corp.	1,483,629
134,187	Travelers Cos., Inc. (The)	12,017,788
18,578	Trustmark Corp.	427,851
58,269	Two Harbors Investment Corp. REIT	596,092
339,365	U.S. Bancorp	14,263,511
42,038	UDR, Inc. REIT	1,222,465
81,784	Unum Group	2,807,645
24,109	Validus Holdings Ltd.	880,702
68,720	Valley National Bancorp(c)	658,338
44,994	Ventas, Inc. REIT	2,857,119
28,213	Vornado Realty Trust REIT	2,991,142
37,728	Voya Financial, Inc.	1,399,709
30,689	W.R. Berkley Corp.	1,369,036
7,442	Waddell & Reed Financial, Inc., Class A	392,863
18,060	Washington REIT	489,787
23,330	Washington Federal, Inc.	488,997
13,758	Washington Prime Group, Inc. REIT(b)	259,889
17,079	Webster Financial Corp.	489,655
20,967	Weingarten Realty Investors REIT	690,024
1,095,183	Wells Fargo & Co.	55,744,815
247,026	Weyerhaeuser Co. REIT	7,736,854
1,144	White Mountains Insurance Group Ltd.	692,017
31,377	Willis Group Holdings PLC	1,278,613
85,523	XL Group PLC	2,757,262
46,753	Zions Bancorp.	1,347,421

		724,972,912

	Health Care - 10.4%
452,705	Abbott Laboratories	19,067,935
123,685	AbbVie, Inc.	6,473,673
6,769	Actavis PLC(b)	1,450,326

Schedule of Investments(a)

81,065	Aetna, Inc.	$6,284,969
27,933	Agilent Technologies, Inc.	1,566,762
17,384	Alere, Inc.(b)	695,360
2,703	Alexion Pharmaceuticals, Inc.(b)	429,750
15,871	Allergan, Inc.	2,632,364
102,676	AmerisourceBergen Corp.	7,896,811
59,866	Amgen, Inc.	7,626,330
80,998	Baxter International, Inc.	6,049,741
27,017	Becton, Dickinson and Co.	3,140,456
8,412	Biogen Idec, Inc.(b)	2,812,889
3,526	Bio-Rad Laboratories, Inc., Class A(b)	405,455
91	Bio-Rad Laboratories, Inc., Class B(b)	10,692
238,225	Boston Scientific Corp.(b)	3,044,515
241,414	Bristol-Myers Squibb Co.	12,220,377
7,346	C.R. Bard, Inc.	1,096,243
142,823	Cardinal Health, Inc.	10,233,268
41,341	CareFusion Corp.(b)	1,810,322
26,184	Celgene Corp.(b)	2,281,936
11,850	Centene Corp.(b)	854,266
14,223	Cerner Corp.(b)	785,110
49,303	Cigna Corp.	4,439,242
47,882	Community Health Systems, Inc.(b)	2,283,971
3,930	Cooper Cos., Inc. (The)	632,258
5,924	Covance, Inc.(b)	497,142
64,343	Covidien PLC	5,566,313
31,580	DaVita HealthCare Partners, Inc.(b)	2,224,495
16,941	DENTSPLY International, Inc.	786,401
8,891	Edwards Lifesciences Corp.(b)	802,413
210,146	Eli Lilly & Co.	12,831,515
9,593	Endo International PLC(b)	643,498
136,199	Express Scripts Holding Co.(b)	9,486,260
56,916	Gilead Sciences, Inc.(b)	5,210,660
176,470	HCA Holdings, Inc.(b)	11,525,256
55,172	Health Net, Inc.(b)	2,272,535
16,230	HealthSouth Corp.	622,096
13,411	Henry Schein, Inc.(b)	1,559,029
47,310	Hologic, Inc.(b)	1,233,372
31,519	Hospira, Inc.(b)	1,748,359
42,810	Humana, Inc.	5,036,596
2,504	Illumina, Inc.(b)	400,415
2,510	Intuitive Surgical, Inc.(b)	1,148,450
438,220	Johnson & Johnson	43,861,440
44,131	Kindred Healthcare, Inc.	1,054,731
18,369	Laboratory Corp. of America Holdings(b)	1,904,682
16,624	LifePoint Hospitals, Inc.(b)	1,192,273
10,003	Magellan Health, Inc.(b)	576,173
10,530	Mallinckrodt PLC(b)	733,099
65,767	McKesson Corp.	12,618,057
11,336	MEDNAX, Inc.(b)	670,864
158,079	Medtronic, Inc.	9,759,797
507,639	Merck & Co., Inc.	28,803,437
2,148	Mettler-Toledo International, Inc.(b)	552,337
11,599	Molina Healthcare, Inc.(b)	473,819
39,056	Mylan, Inc.(b)	1,928,195
21,262	Omnicare, Inc.	1,328,875
26,914	Owens & Minor, Inc.	890,584
14,480	Patterson Cos., Inc.	564,865
47,742	PDL BioPharma, Inc.(c)	447,820
13,549	PerkinElmer, Inc.	626,235
4,073	Perrigo Co. PLC	612,783
1,462,498	Pfizer, Inc.	41,973,693
37,979	Quest Diagnostics, Inc.	2,320,517
12,041	ResMed, Inc.(c)	623,001
28,872	St. Jude Medical, Inc.	1,882,166
11,200	STERIS Corp.	569,856
30,068	Stryker Corp.	2,398,524
6,684	Teleflex, Inc.	720,134
35,680	Tenet Healthcare Corp.(b)	1,882,834
31,103	Thermo Fisher Scientific, Inc.	3,779,014
216,753	UnitedHealth Group, Inc.	17,567,831
12,699	Universal Health Services, Inc., Class B	1,353,713

10,172	Varian Medical Systems, Inc.(b)	$835,630
14,289	VCA, Inc.(b)	532,837
6,251	Waters Corp.(b)	646,603
16,169	WellCare Health Plans, Inc.(b)	1,008,622
119,474	WellPoint, Inc.	13,119,440
19,528	Zimmer Holdings, Inc.	1,954,167
56,891	Zoetis, Inc.	1,872,283

		373,460,757

	Industrials - 10.7%
91,891	3M Co.	12,946,523
19,084	ABM Industries, Inc.	469,657
50,901	ADT Corp. (The)(c)	1,771,355
40,062	AECOM Technology Corp.(b)	1,360,105
13,912	AerCap Holdings NV (Netherlands)(b)	606,981
35,029	AGCO Corp.	1,706,263
13,846	Air Lease Corp.	476,995
24,213	Alaska Air Group, Inc.	1,064,646
12,873	Allegion PLC	662,058
6,448	Alliant Techsystems, Inc.	837,789
20,562	American Airlines Group, Inc.	798,834
17,203	AMETEK, Inc.	837,614
20,128	Armstrong World Industries, Inc.(b)	979,831
44,006	Avis Budget Group, Inc.(b)	2,472,697
10,437	B/E Aerospace, Inc.(b)	888,606
14,210	Babcock & Wilcox Co. (The)	441,078
91,563	Boeing Co. (The)	11,031,510
17,646	Brink’s Co. (The)	473,619
33,583	C.H. Robinson Worldwide, Inc.	2,265,509
8,821	Carlisle Cos., Inc.	705,856
134,975	Caterpillar, Inc.	13,598,731
9,155	Chicago Bridge & Iron Co. NV	543,075
15,914	Cintas Corp.	996,216
22,427	Civeo Corp.(b)	569,646
9,192	Clean Harbors, Inc.(b)	529,735
6,752	Colfax Corp.(b)	425,173
18,866	Con-way, Inc.	931,037
3,857	Copa Holdings SA, Class A (Panama)	585,763
33,301	Covanta Holding Corp.	680,006
7,541	Crane Co.	517,388
185,745	CSX Corp.	5,557,490
23,319	Cummins, Inc.	3,250,435
7,307	Curtiss-Wright Corp.	464,068
53,803	Danaher Corp.	3,974,966
73,661	Deere & Co.	6,269,288
159,513	Delta Air Lines, Inc.	5,975,357
10,168	Deluxe Corp.	559,342
12,664	Donaldson Co., Inc.	491,237
32,062	Dover Corp.	2,749,637
168,872	DryShips, Inc. (Greece)(b)	482,974
6,039	Dun & Bradstreet Corp. (The)	664,471
66,943	Eaton Corp. PLC	4,546,769
16,525	EMCOR Group, Inc.	676,368
131,854	Emerson Electric Co.	8,392,507
7,981	EnerSys	506,235
11,790	Equifax, Inc.	897,101
5,541	Esterline Technologies Corp.(b)	601,476
53,878	Exelis, Inc.	907,305
29,001	Expeditors International of Washington, Inc.	1,252,263
22,719	Fastenal Co.	1,007,588
55,171	FedEx Corp.	8,103,516
13,692	Flowserve Corp.	1,013,756
38,088	Fluor Corp.	2,775,473
20,505	Fortune Brands Home & Security, Inc.	774,884
27,374	Foster Wheeler AG (Switzerland)	902,247
17,250	FTI Consulting, Inc.(b)	637,560
8,350	GATX Corp.	517,700
9,960	Generac Holdings, Inc.(b)	432,264
32,467	General Cable Corp.	721,741
69,038	General Dynamics Corp.	8,061,567
2,462,930	General Electric Co.	61,942,689
4,364	Genesee & Wyoming, Inc., Class A(b)	435,222
50,068	GrafTech International Ltd.(b)	420,571

Schedule of Investments(a)

31,859	Harsco Corp.	$805,077
116,071	Hertz Global Holdings, Inc.(b)	3,275,524
9,866	Hexcel Corp.(b)	367,508
99,382	Honeywell International, Inc.	9,126,249
494	Hubbell, Inc., Class A	60,080
6,637	Hubbell, Inc., Class B	776,131
8,361	Huntington Ingalls Industries, Inc.	760,182
8,360	IDEX Corp.	633,855
4,386	IHS, Inc., Class A(b)	576,189
65,937	Illinois Tool Works, Inc.	5,431,231
54,282	Ingersoll-Rand PLC	3,191,239
36,139	Iron Mountain, Inc.	1,211,018
30,360	ITT Corp.	1,395,649
9,807	J.B. Hunt Transport Services, Inc.	757,689
35,505	Jacobs Engineering Group, Inc.(b)	1,804,009
116,962	JetBlue Airways Corp.(b)(c)	1,253,833
22,248	Joy Global, Inc.	1,318,416
9,334	Kansas City Southern	1,017,966
18,140	KAR Auction Services, Inc.	531,683
47,222	KBR, Inc.	975,607
15,086	Kennametal, Inc.	637,836
6,475	Kirby Corp.(b)	754,078
27,331	L-3 Communications Holdings, Inc.	2,868,662
4,858	Lennox International, Inc.	414,485
6,851	Lincoln Electric Holdings, Inc.	455,180
56,284	Lockheed Martin Corp.	9,397,739
18,609	Manitowoc Co., Inc. (The)	494,255
30,615	Manpowergroup, Inc.	2,384,602
63,621	Masco Corp.	1,323,317
41,307	Meritor, Inc.(b)	519,229
7,526	Moog, Inc., Class A(b)	496,867
118	Moog, Inc., Class B(b)	7,733
36,661	MRC Global, Inc.(b)	983,615
6,033	MSC Industrial Direct Co., Inc., Class A	514,555
44,422	Navistar International Corp.(b)(c)	1,562,322
31,280	Nielsen Holdings NV	1,442,321
58,623	Norfolk Southern Corp.	5,959,614
55,323	Northrop Grumman Corp.	6,819,666
19,288	NOW, Inc.(b)	620,881
9,569	Old Dominion Freight Line, Inc.(b)	607,440
19,240	Oshkosh Corp.	889,273
29,068	Owens Corning	989,765
57,136	PACCAR, Inc.	3,557,859
9,906	Pall Corp.	767,418
23,758	Parker Hannifin Corp.	2,730,982
17,985	Pentair Ltd. (United Kingdom)	1,152,299
78,015	Pitney Bowes, Inc.	2,111,086
10,325	Precision Castparts Corp.	2,362,360
31,468	Quanta Services, Inc.(b)	1,053,863
111,693	R.R. Donnelley & Sons Co.	1,938,990
62,363	Raytheon Co.	5,660,689
8,408	Regal-Beloit Corp.	590,998
15,994	Republic Airways Holdings, Inc.(b)	158,980
80,872	Republic Services, Inc.	3,067,475
17,985	Robert Half International, Inc.	874,970
14,050	Rockwell Automation, Inc.	1,568,823
17,559	Rockwell Collins, Inc.	1,286,548
8,022	Roper Industries, Inc.	1,155,730
19,001	Ryder System, Inc.	1,636,556
12,723	Sensata Technologies Holding NV(b)	588,312
10,995	SkyWest, Inc.	117,537
7,716	Snap-on, Inc.	927,463
115,310	Southwest Airlines Co.	3,260,967
30,313	Spirit Aerosystems Holdings, Inc., Class A(b)	987,294
9,986	SPX Corp.	989,912
26,509	Stanley Black & Decker, Inc.	2,318,212
35,515	Steelcase, Inc., Class A	536,276
5,543	Stericycle, Inc.(b)	652,134
5,212	Teledyne Technologies, Inc.(b)	475,334
25,628	Terex Corp.	884,422
54,698	Textron, Inc.	1,989,366

15,943	Timken Co. (The)	$706,275
5,913	Towers Watson & Co., Class A	603,244
3,571	TransDigm Group, Inc.	599,642
19,932	Trinity Industries, Inc.	869,832
10,391	Triumph Group, Inc.	658,270
23,674	Tutor Perini Corp.(b)	644,643
97,781	Tyco International Ltd.	4,219,250
103,154	Union Pacific Corp.	10,141,070
100,397	United Continental Holdings, Inc.(b)	4,657,417
109,728	United Parcel Service, Inc., Class B	10,653,492
12,442	United Rentals, Inc.(b)	1,317,608
14,734	United Stationers, Inc.	568,438
139,538	United Technologies Corp.	14,672,421
27,869	URS Corp.	1,596,058
33,111	UTi Worldwide, Inc.(b)	313,230
3,435	Valmont Industries, Inc.	500,239
2,132	Veritiv Corp.(b)	85,109
6,621	W.W. Grainger, Inc.	1,556,928
4,242	WABCO Holdings, Inc.(b)	413,510
13,076	Waste Connections, Inc.	619,018
126,504	Waste Management, Inc.	5,678,765
67	Watsco, Inc., Class B	6,055
5,123	Watsco, Inc.	458,867
17,106	Werner Enterprises, Inc.	420,465
10,675	WESCO International, Inc.(b)	837,881
21,297	Xylem, Inc.	751,571
23,237	YRC Worldwide, Inc.(b)(c)	608,345

		383,113,431

	Information Technology - 11.9%
69,382	Accenture PLC, Class A	5,500,605
122,539	Activision Blizzard, Inc.	2,742,423
33,431	Adobe Systems, Inc.(b)	2,310,416
191,673	Advanced Micro Devices, Inc.(b)(c)	749,441
11,372	Akamai Technologies, Inc.(b)	671,175
3,160	Alliance Data Systems Corp.(b)	828,836
29,730	Altera Corp.	972,766
20,391	Amdocs Ltd.	924,528
79,177	Amkor Technology, Inc.(b)	700,716
11,414	Amphenol Corp., Class A	1,097,684
38,002	Analog Devices, Inc.	1,886,039
7,300	Anixter International, Inc.	627,581
6,255	ANSYS, Inc.(b)	481,260
32,881	AOL, Inc.(b)	1,267,563
464,144	Apple, Inc.	44,358,242
176,925	Applied Materials, Inc.	3,708,348
54,719	Arrow Electronics, Inc.(b)	3,170,966
14,840	Autodesk, Inc.(b)	791,714
59,781	Automatic Data Processing, Inc.	4,860,793
14,136	Avago Technologies Ltd., Class A (Singapore)	980,756
78,786	Avnet, Inc.	3,335,011
20,801	Benchmark Electronics, Inc.(b)	502,344
23,936	Blackhawk Network Holdings, Inc., Class B(b)	667,575
34,534	Booz Allen Hamilton Holding Corp.	768,036
65,848	Broadcom Corp., Class A	2,519,344
17,349	Broadridge Financial Solutions, Inc.	700,379
70,299	Brocade Communications Systems, Inc.	647,454
53,939	CA, Inc.	1,557,758
8,307	CACI International, Inc., Class A(b)	573,100
11,032	Check Point Software Technologies Ltd. (Israel)(b)	748,742
721,637	Cisco Systems, Inc.	18,206,902
16,609	Citrix Systems, Inc.(b)	1,124,928
36,772	Cognizant Technology Solutions Corp., Class A(b)	1,803,667
44,592	Computer Sciences Corp.	2,782,095
21,691	Convergys Corp.	420,588
27,201	CoreLogic, Inc.(b)	739,867
268,777	Corning, Inc.	5,281,468
9,236	Cree, Inc.(b)	436,216
19,044	Diebold, Inc.	717,578

Schedule of Investments(a)

4,607	DST Systems, Inc.	$414,952
101,536	eBay, Inc.(b)	5,361,101
9,677	EchoStar Corp., Class A(b)	490,624
26,632	Electronic Arts, Inc.(b)	894,835
308,898	EMC Corp.	9,050,711
4,324	Equinix, Inc.(b)	927,584
4,298	F5 Networks, Inc.(b)	483,912
28,990	Facebook, Inc., Class A(b)	2,106,123
39,454	Fairchild Semiconductor International, Inc.(b)	600,490
37,883	Fidelity National Information Services, Inc.	2,136,601
15,528	First Solar, Inc.(b)	979,972
32,074	Fiserv, Inc.(b)	1,978,004
417,959	Flextronics International Ltd.(b)	4,342,594
16,261	FLIR Systems, Inc.	541,166
32,056	Genpact Ltd.(b)	564,186
6,227	Global Payments, Inc.	431,344
15,308	Google, Inc., Class A(b)	8,871,751
15,220	Google, Inc., Class C(b)	8,699,752
20,628	Harris Corp.	1,408,274
746,720	Hewlett-Packard Co.	26,590,699
93,880	Ingram Micro, Inc., Class A(b)	2,694,356
23,288	Insight Enterprises, Inc.(b)	611,776
1,201,210	Intel Corp.	40,709,007
170,901	International Business Machines Corp.	32,756,595
15,042	Intuit, Inc.	1,232,993
15,699	Itron, Inc.(b)	564,850
93,604	Jabil Circuit, Inc.	1,868,336
72,602	Juniper Networks, Inc.(b)	1,709,051
20,608	KLA-Tencor Corp.	1,473,266
26,082	Lam Research Corp.	1,825,740
30,356	Leidos Holdings, Inc.	1,121,351
19,076	Lexmark International, Inc., Class A	916,220
23,828	Linear Technology Corp.	1,051,649
61,112	Marvell Technology Group Ltd.	815,234
35,541	MasterCard, Inc., Class A	2,635,365
47,781	Maxim Integrated Products, Inc.	1,400,461
29,331	Microchip Technology, Inc.	1,320,482
134,111	Micron Technology, Inc.(b)	4,097,091
995,555	Microsoft Corp.	42,968,154
33,827	Motorola Solutions, Inc.	2,154,103
28,195	NCR Corp.(b)	872,635
43,911	NetApp, Inc.	1,705,503
37,695	Nuance Communications, Inc.(b)	685,295
56,531	NVIDIA Corp.	989,292
15,214	NXP Semiconductor NV (Netherlands)(b)	948,593
80,920	ON Semiconductor Corp.(b)	692,675
360,858	Oracle Corp.	14,575,055
48,372	Paychex, Inc.	1,983,736
34,919	Polycom, Inc.(b)	447,662
148,815	QUALCOMM, Inc.	10,967,666
7,927	Red Hat, Inc.(b)	460,717
17,338	Rovi Corp.(b)	405,189
10,112	Salesforce.com, Inc.(b)	548,576
29,328	SanDisk Corp.	2,689,671
56,688	Sanmina Corp.(b)	1,320,264
18,055	Science Applications International Corp.	754,157
54,907	Seagate Technology PLC	3,217,550
16,889	Skyworks Solutions, Inc.	857,286
28,361	SunEdison, Inc.(b)	567,220
128,873	Symantec Corp.	3,049,135
15,335	SYNNEX Corp.(b)	989,108
18,701	Synopsys, Inc.(b)	706,337
67,431	TE Connectivity Ltd. (Switzerland)	4,173,305
22,130	Tech Data Corp.(b)	1,389,543
18,052	Teradata Corp.(b)	761,072
29,716	Teradyne, Inc.	541,426
140,012	Texas Instruments, Inc.	6,475,555
20,663	Total System Services, Inc.	661,216
15,912	Trimble Navigation Ltd.(b)	491,681

23,661	Unisys Corp.(b)	$503,743
14,924	VeriFone Systems, Inc.(b)	500,103
24,716	Visa, Inc., Class A	5,215,323
52,083	Vishay Intertechnology, Inc.	767,183
35,769	Western Digital Corp.	3,570,819
102,974	Western Union Co. (The)	1,798,956
442,167	Xerox Corp.	5,863,134
27,138	Xilinx, Inc.	1,116,186
90,923	Yahoo!, Inc.(b)	3,255,953

		429,484,179

	Materials - 4.1%
33,250	Air Products & Chemicals, Inc.	4,387,337
8,273	Airgas, Inc.	884,549
99,030	AK Steel Holding Corp.(b)(c)	901,173
12,949	Albemarle Corp.	794,292
440,124	Alcoa, Inc.	7,213,632
35,723	Allegheny Technologies, Inc.	1,344,971
9,380	AptarGroup, Inc.	573,118
15,375	Ashland, Inc.	1,608,994
27,400	Avery Dennison Corp.	1,293,554
25,203	Ball Corp.	1,543,936
28,696	Bemis Co., Inc.	1,119,431
20,241	Berry Plastics Group, Inc.(b)	491,654
13,153	Cabot Corp.	689,086
22,829	Celanese Corp., Series A	1,328,876
8,870	CF Industries Holdings, Inc.	2,220,516
20,968	Chemtura Corp.(b)	487,716
91,181	Cliffs Natural Resources, Inc.(c)	1,591,108
48,371	Coeur Mining, Inc.(b)	377,294
49,599	Commercial Metals Co.	855,087
5,212	Compass Minerals International, Inc.	448,336
34,561	Crown Holdings, Inc.(b)	1,608,815
6,397	Cytec Industries, Inc.	645,137
22,738	Domtar Corp.	816,749
261,692	Dow Chemical Co. (The)	13,364,610
159,463	E.I. du Pont de Nemours & Co.	10,255,065
21,239	Eastman Chemical Co.	1,673,208
21,524	Ecolab, Inc.	2,336,000
12,380	FMC Corp.	807,424
304,215	Freeport-McMoRan Copper & Gold, Inc.	11,322,882
73,244	Graphic Packaging Holding Co.(b)	878,928
8,723	Greif, Inc., Class A	437,720
2,337	Greif, Inc., Class B	125,310
48,859	Huntsman Corp.	1,272,777
9,339	International Flavors & Fragrances, Inc.	943,146
112,804	International Paper Co.	5,358,190
95,554	LyondellBasell Industries NV, Class A	10,152,612
6,065	Martin Marietta Materials, Inc.	753,455
48,081	MeadWestvaco Corp.	2,009,786
52,562	Monsanto Co.	5,944,237
71,264	Mosaic Co. (The)	3,285,983
1,441	NewMarket Corp.	557,667
231,056	Newmont Mining Corp.	5,755,605
94,273	Nucor Corp.	4,734,390
21,995	Olin Corp.	584,407
50,574	Owens-Illinois, Inc.(b)	1,577,403
10,715	Packaging Corp. of America	708,904
19,271	PPG Industries, Inc.	3,822,596
37,497	Praxair, Inc.	4,804,866
7,415	Rayonier Advanced Materials, Inc.(b)	240,691
19,243	Reliance Steel & Aluminum Co.	1,313,335
51,030	Resolute Forest Products, Inc.(b)	785,352
10,802	Rock-Tenn Co., Class A	1,074,043
10,106	Rockwood Holdings, Inc.	797,768
23,960	RPM International, Inc.	1,058,553
18,225	Schnitzer Steel Industries, Inc., Class A	486,790
36,625	Sealed Air Corp.	1,176,395
9,116	Sensient Technologies Corp.	478,590
7,583	Sherwin-Williams Co. (The)	1,563,842
11,386	Sigma-Aldrich Corp.	1,143,382
9,583	Silgan Holdings, Inc.	471,675

Schedule of Investments(a)

24,968	Sonoco Products Co.	$977,247
46,938	Southern Copper Corp. (Mexico)	1,542,383
76,549	Steel Dynamics, Inc.	1,623,604
7,979	TimkenSteel Corp.(b)	347,144
101,315	United States Steel Corp.(c)	3,393,039
11,341	Valspar Corp. (The)	851,142
19,633	Vulcan Materials Co.	1,239,431
6,605	W.R. Grace & Co.(b)	601,055
54,364	Walter Energy, Inc.(c)	312,593

		148,170,586

	Telecommunication Services - 4.1%
2,129,821	AT&T, Inc.	75,800,329
260,312	CenturyLink, Inc.	10,214,643
135,371	Cincinnati Bell, Inc.(b)	515,763
668,114	Frontier Communications Corp.(c)	4,376,147
68,326	Leap Wireless International, Inc.(b)	172,182
26,853	Level 3 Communications, Inc.(b)	1,180,995
621,161	NII Holdings, Inc.(b)	425,682
94,717	Sprint Corp. (Japan)(b)	696,170
54,461	Telephone & Data Systems, Inc.	1,361,525
16,758	T-Mobile US, Inc. (Germany)(b)	552,008
18,793	tw telecom, inc.(b)	765,627
956,086	Verizon Communications, Inc.	48,205,856
360,126	Windstream Holdings, Inc.(c)	4,127,044

		148,393,971

	Utilities - 5.0%
263,018	AES Corp. (The)	3,842,693
28,680	AGL Resources, Inc.	1,481,035
9,725	ALLETE, Inc.	456,297
29,500	Alliant Energy Corp.	1,666,750
89,717	Ameren Corp.	3,449,619
151,987	American Electric Power Co., Inc.	7,901,804
38,309	American Water Works Co., Inc.	1,830,021
20,844	Aqua America, Inc.	495,670
29,865	Atmos Energy Corp.	1,443,077
19,881	Avista Corp.	616,907
9,997	Black Hills Corp.	526,942
97,882	Calpine Corp.(b)	2,157,319
129,200	CenterPoint Energy, Inc.	3,142,144
12,710	Cleco Corp.	708,455
73,444	CMS Energy Corp.	2,124,735
105,439	Consolidated Edison, Inc.	5,914,073
107,074	Dominion Resources, Inc.	7,242,485
53,248	DTE Energy Co.	3,930,767
176,803	Duke Energy Corp.	12,752,800
28,258	Dynegy, Inc.(b)	750,250
98,268	Edison International	5,385,086
86,298	Entergy Corp.	6,285,083
387,149	Exelon Corp.	12,032,591
223,337	FirstEnergy Corp.	6,970,348
47,311	Great Plains Energy, Inc.	1,172,840
38,287	Hawaiian Electric Industries, Inc.(c)	904,339
11,331	IDACORP, Inc.	606,775
33,047	Integrys Energy Group, Inc.	2,166,561
15,784	ITC Holdings Corp.	569,802
40,370	MDU Resources Group, Inc.	1,272,059
12,296	National Fuel Gas Co.	847,317
12,709	New Jersey Resources Corp.	649,176
88,094	NextEra Energy, Inc.	8,271,146
75,384	NiSource, Inc.	2,840,469
63,721	Northeast Utilities	2,797,352
10,471	NorthWestern Corp.	483,970
103,752	NRG Energy, Inc.	3,212,162
40,818	OGE Energy Corp.	1,467,407
113,344	Pepco Holdings, Inc.	3,043,286
153,169	PG&E Corp.	6,842,059
19,066	Piedmont Natural Gas Co., Inc.	661,400
36,622	Pinnacle West Capital Corp.	1,958,911
25,294	PNM Resources, Inc.	648,791
25,432	Portland General Electric Co.	812,044
173,141	PPL Corp.	5,711,922
166,778	Public Service Enterprise Group, Inc.	5,865,582
39,407	Questar Corp.	876,412

38,820	SCANA Corp.	$1,975,162
47,913	Sempra Energy	4,777,405
258,877	Southern Co. (The)	11,206,785
12,201	Southwest Gas Corp.	604,316
88,204	TECO Energy, Inc.	1,540,042
32,429	UGI Corp.	1,574,104
14,070	UIL Holdings Corp.	493,998
9,988	UNS Energy Corp.	603,475
25,240	Vectren Corp.	961,392
36,955	Westar Energy, Inc.	1,331,858
19,698	WGL Holdings, Inc.	767,828
43,201	Wisconsin Energy Corp.	1,882,700
152,589	Xcel Energy, Inc.	4,699,741

		179,207,539

	Total Common Stocks and Other Equity Interests (Cost $2,918,289,181)	3,593,311,995

	Money Market Fund - 0.0%
1,097,009	Invesco Premier Portfolio - Institutional Class(e) (Cost $1,097,009)	1,097,009

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,919,386,190)-100.0%	3,594,409,004

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.8%
28,703,005	Invesco Liquid Assets Portfolio - Institutional Class(e)(f) (Cost $28,703,005)	28,703,005

	Total Investments (Cost $2,948,089,195)(g)-100.8%	3,623,112,009
	Other assets less liabilities-(0.8)%	(29,707,556)

	Net Assets-100.0%	$3,593,404,453

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT for the three months ended July 31, 2014.

	Value April 30, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2014	Dividend Income
Invesco Ltd.	$2,251,609	$161,418	$ -	$158,871	$ -	$2,571,898	$16,195
Invesco Mortgage Capital, Inc. REIT	628,892	44,819	-	10,974	-	684,685	19,696

Total Investments in Affiliates	$2,880,501	$206,237	$ -	$169,845	$ -	$3,256,583	$35,891

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Schedule of Investments(a)

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$27,620,481	$(27,620,481)	$-

*	Amount does not include excess collateral received, if any.

(g)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,991,054,484. The net unrealized appreciation was $632,057,525, which consisted of aggregate gross unrealized appreciation of $700,813,422 and aggregate gross unrealized depreciation of $68,755,897.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500

Small-Mid Portfolio (PRFZ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 17.1%
38,068	1-800-FLOWERS.COM, Inc., Class A(b)	$194,908
254,908	Aeropostale, Inc.(b)(c)	846,295
21,237	AH Belo Corp., Class A	224,050
20,046	AMC Entertainment Holdings, Inc., Class A (China)	453,841
18,192	AMC Networks, Inc., Class A(b)	1,089,155
236,130	American Apparel, Inc.(b)(c)	217,240
37,164	American Axle & Manufacturing Holdings, Inc.(b)	683,446
7,551	American Public Education, Inc.(b)	269,571
8,840	America’s Car-Mart, Inc.(b)	330,970
50,186	ANN, Inc.(b)	1,844,335
52,151	Aramark	1,405,991
162,389	Arcos Dorados Holdings, Inc., Class A (Argentina)(c)	1,666,111
7,598	Arctic Cat, Inc.	270,489
30,821	Asbury Automotive Group, Inc.(b)	2,081,342
10,625	Ascent Capital Group, Inc., Class A(b)	658,537
15,313	Bally Technologies, Inc.(b)	921,383
13,674	Bassett Furniture Industries, Inc.	199,367
28,407	Beazer Homes USA, Inc.(b)	436,047
50,927	bebe stores, Inc.	143,105
40,806	Belmond Ltd.(b)	505,994
27,171	Big 5 Sporting Goods Corp.	269,265
1,337	Biglari Holdings, Inc.(b)(c)	568,238
19,952	BJ’s Restaurants, Inc.(b)	683,755
45,322	Bloomin’ Brands, Inc.(b)	887,858
5,923	Blue Nile, Inc.(b)	152,517
37,876	Blyth, Inc.(c)	229,150
29,847	Bob Evans Farms, Inc.(c)	1,418,031
73,212	Bon-Ton Stores, Inc. (The)(c)	680,872
109,843	Boyd Gaming Corp.(b)	1,208,273
20,109	Bravo Brio Restaurant Group, Inc.(b)	299,624
16,599	Bridgepoint Education, Inc.(b)	199,354
10,353	Bright Horizons Family Solutions, Inc.(b)	430,374
59,660	Brown Shoe Co., Inc.	1,681,815
38,553	Brunswick Corp.	1,554,842
34,793	Buckle, Inc. (The)(c)	1,548,289
6,091	Buffalo Wild Wings, Inc.(b)	885,144
30,368	Burger King Worldwide, Inc.	801,108
38,876	Burlington Stores, Inc.(b)	1,272,411
56,028	Callaway Golf Co.	425,813
7,054	Capella Education Co.	451,174
13,304	Carmike Cinemas, Inc.(b)	418,278
11,045	Carriage Services, Inc.	178,156
41,126	Carrols Restaurant Group, Inc.(b)	308,856
32,870	Cato Corp. (The), Class A	1,014,368
3,166	Cavco Industries, Inc.(b)	226,021
291,001	Central European Media Enterprises Ltd., Class A (Czech Republic)(b)(c)	762,423
24,846	Cheesecake Factory, Inc. (The)	1,065,396
24,131	Children’s Place, Inc. (The)	1,211,376
27,228	Choice Hotels International, Inc.	1,276,721
41,264	Christopher & Banks Corp.(b)	352,807

6,458	Churchill Downs, Inc.	$558,617
20,101	Citi Trends, Inc.(b)	405,035
77,487	Clear Channel Outdoor Holdings, Inc., Class A	585,027
13,540	ClubCorp Holdings, Inc.	228,961
7,692	Columbia Sportswear Co.	575,054
17,000	Conn’s, Inc.(b)(c)	680,000
4,323	Container Store Group, Inc. (The)(b)(c)	90,913
8,919	Cooper-Standard Holding, Inc.(b)	552,978
37,311	Core-Mark Holding Co., Inc.	1,761,079
551,416	Corinthian Colleges, Inc.(b)(c)	115,797
16,182	Cracker Barrel Old Country Store, Inc.	1,569,007
62,051	Crocs, Inc.(b)	984,749
9,121	CSS Industries, Inc.	225,197
63,393	CTC Media, Inc. (Russia)	613,010
58,757	Cumulus Media, Inc., Class A(b)	304,361
18,747	Deckers Outdoor Corp.(b)	1,659,297
11,288	Del Frisco’s Restaurant Group, Inc.(b)	240,660
10,662	Delta Apparel, Inc.(b)	137,327
76,736	Denny’s Corp.(b)	525,642
11,858	Destination Maternity Corp.	225,658
65,365	Destination XL Group, Inc.(b)	349,703
100,652	Dex Media, Inc.(b)(c)	1,287,339
13,891	DineEquity, Inc.	1,125,866
11,687	Dixie Group, Inc. (The)(b)	98,054
17,934	Domino’s Pizza, Inc.	1,291,248
7,717	Dorman Products, Inc.(b)	334,763
35,289	DreamWorks Animation SKG, Inc., Class A(b)	705,780
11,355	Drew Industries, Inc.	510,975
45,573	DSW, Inc., Class A	1,211,786
21,146	Dunkin’ Brands Group, Inc.	906,318
23,544	E.W. Scripps Co. (The), Class A(b)	510,434
65,343	Education Management Corp.(b)(c)	84,292
20,046	Einstein Noah Restaurant Group, Inc.	303,296
46,934	Emmis Communications Corp., Class A(b)	117,335
33,165	Entercom Communications Corp., Class A(b)	313,409
24,538	Entravision Communications Corp., Class A	137,167
24,926	Ethan Allen Interiors, Inc.	571,304
8,827	Extended Stay America, Inc.	198,961
57,530	Federal-Mogul Holdings Corp.(b)	917,028
7,427	Fiesta Restaurant Group, Inc.(b)	337,037
42,457	Finish Line, Inc. (The), Class A	1,116,195
19,989	Five Below, Inc.(b)	731,997
6,699	Flexsteel Industries, Inc.	202,712
22,562	Francesca’s Holdings Corp.(b)	288,342
52,230	Fred’s, Inc., Class A	826,801
35,120	Fuel Systems Solutions, Inc.(b)	368,760
9,874	Gentherm, Inc.(b)	413,227
11,916	G-III Apparel Group Ltd.(b)	925,516
29,812	Gordmans Stores, Inc.	107,919
10,781	Grand Canyon Education, Inc.(b)	463,583
33,937	Gray Television, Inc.(b)	413,353
76,901	Harte-Hanks, Inc.	504,471
590	Haverty Furniture Cos., Inc., Class A	13,133
14,727	Haverty Furniture Cos., Inc.	327,381
21,755	Helen of Troy Ltd.(b)	1,166,721
54,418	hhgregg, Inc.(b)(c)	386,912
12,549	Hibbett Sports, Inc.(b)	626,321
47,969	Hillenbrand, Inc.	1,441,468
50,708	Hilton Worldwide Holdings, Inc.(b)	1,227,641
6,046	HomeAway, Inc.(b)	209,917
11,527	Hooker Furniture Corp.	167,372
17,823	Houghton Mifflin Harcourt Co.(b)	312,081
101,464	Hovnanian Enterprises, Inc., Class A(b)(c)	405,856

Schedule of Investments(a)

20,840	HSN, Inc.	$1,164,748
32,453	Hyatt Hotels Corp., Class A(b)	1,909,210
60,786	Iao Kun Group Holding Co., Ltd. (Hong Kong)(c)	197,555
32,540	Iconix Brand Group, Inc.(b)	1,374,164
22,053	International Speedway Corp., Class A	668,647
16,431	Interval Leisure Group, Inc.	348,009
9,367	iRobot Corp.(b)	303,210
46,954	Isle of Capri Casinos, Inc.(b)	371,406
29,637	Jack in the Box, Inc.	1,694,940
76,737	JAKKS Pacific, Inc.(b)(c)	478,839
987	John Wiley & Sons, Inc., Class B	59,635
6,831	Johnson Outdoors, Inc., Class A	157,523
41,170	Journal Communications, Inc., Class A(b)	447,930
23,870	K12, Inc.(b)	556,410
26,462	Kate Spade & Co.(b)	1,001,057
54,148	KB Home(c)	882,612
133,031	Kingold Jewelry, Inc.(c)	159,637
14,570	Kirkland’s, Inc.(b)	274,062
17,519	Krispy Kreme Doughnuts, Inc.(b)	268,216
31,165	La-Z-Boy, Inc.	655,712
64,693	LeapFrog Enterprises, Inc.(b)	467,083
148,082	Lee Enterprises, Inc.(b)(c)	562,712
19,345	Libbey, Inc.(b)	503,744
36,988	Life Time Fitness, Inc.(b)	1,455,478
12,598	Lifetime Brands, Inc.	214,166
15,302	LIN Media LLC, Class A(b)	394,945
65,998	Lincoln Educational Services Corp.	243,533
47,373	Lions Gate Entertainment Corp.	1,459,088
17,448	Lithia Motors, Inc., Class A	1,550,255
17,224	Loral Space & Communications, Inc.(b)	1,245,295
21,493	Lululemon Athletica, Inc.(b)(c)	826,836
5,414	Lumber Liquidators Holdings, Inc.(b)	293,547
13,416	M/I Homes, Inc.(b)	276,101
26,581	Madison Square Garden Co. (The), Class A(b)	1,577,317
30,497	Marcus Corp. (The)	538,882
27,523	MarineMax, Inc.(b)	458,808
23,641	Marriott Vacations Worldwide Corp.(b)	1,360,540
21,215	Matthews International Corp., Class A	922,640
5,424	Mattress Firm Holding Corp.(b)	252,758
201,783	McClatchy Co. (The), Class A(b)(c)	974,612
39,089	MDC Holdings, Inc.	1,054,230
18,714	Media General, Inc.(b)(c)	377,274
35,589	Meredith Corp.	1,634,247
18,514	Meritage Homes Corp.(b)	709,086
16,921	Michael Kors Holdings Ltd.(b)	1,378,723
44,579	Modine Manufacturing Co.(b)	613,853
10,834	Monro Muffler Brake, Inc.	550,259
5,482	Morningstar, Inc.	371,734
9,614	Movado Group, Inc.	393,501
8,215	Multimedia Games Holding Co., Inc.(b)	198,146
8,015	NACCO Industries, Inc., Class A	382,235
67,965	National CineMedia, Inc.	1,091,518
50,590	New York & Co., Inc.(b)	170,488
98,974	New York Times Co. (The), Class A	1,236,185
9,017	Nexstar Broadcasting Group, Inc., Class A	420,102
24,884	Norwegian Cruise Line Holdings Ltd.(b)	815,698
27,201	Nutrisystem, Inc.	436,576
35,508	Orbitz Worldwide, Inc.(b)	314,246
22,233	Outerwall, Inc.(b)(c)	1,223,260
15,380	Overstock.com, Inc.(b)	249,925
8,405	Oxford Industries, Inc.	500,686
148,071	Pacific Sunwear of California, Inc.(b)	300,584
14,974	Papa John’s International, Inc.	624,266
87,091	Pep Boys-Manny, Moe & Jack (The)(b)	921,423
39,766	Perry Ellis International, Inc.(b)	731,694

15,307	PetMed Express, Inc.(c)	$209,706
50,874	Pier 1 Imports, Inc.	766,162
54,600	Pinnacle Entertainment, Inc.(b)	1,190,280
20,844	Pool Corp.	1,141,417
4,193	Popeyes Louisiana Kitchen, Inc.(b)	168,978
158,285	Quiksilver, Inc.(b)	473,272
56,737	Radio One, Inc., Class D(b)	247,941
8,349	Red Robin Gourmet Burgers, Inc.(b)	537,342
119,724	Regis Corp.	1,667,755
17,380	Remy International, Inc.	385,488
8,251	Restoration Hardware Holdings, Inc.(b)	674,849
13,566	Rick’s Cabaret International, Inc.(b)	150,311
13,321	Rocky Brands, Inc.	200,881
210,478	Ruby Tuesday, Inc.(b)	1,264,973
23,621	Ruth’s Hospitality Group, Inc.	268,098
16,702	Ryland Group, Inc. (The)	536,134
43,085	Scholastic Corp.	1,526,071
59,390	Scientific Games Corp., Class A(b)	507,191
29,266	Sears Hometown and Outlet Stores, Inc.(b)	554,883
34,854	Select Comfort Corp.(b)	704,051
44,233	SGOCO Group Ltd. (China)(b)(c)	77,850
12,525	Shoe Carnival, Inc.	222,945
15,035	Shutterfly, Inc.(b)	741,526
36,761	Sinclair Broadcast Group, Inc., Class A(c)	1,187,748
34,010	Skechers U.S.A., Inc., Class A(b)	1,774,302
39,764	Smith & Wesson Holding Corp.(b)(c)	491,085
8,452	SodaStream International Ltd. (Israel)(b)(c)	278,916
35,340	Sonic Corp.(b)	729,771
25,230	Sotheby’s	1,000,370
39,611	Spartan Motors, Inc.	170,327
14,545	Speedway Motorsports, Inc.	253,665
47,054	Stage Stores, Inc.	847,913
14,562	Standard Motor Products, Inc.	524,960
63,894	Standard Pacific Corp.(b)	481,761
38,137	Starz, Class A(b)	1,087,286
271	Starz, Class B(b)	8,295
34,731	Stein Mart, Inc.	450,808
13,150	Steiner Leisure Ltd.(b)	524,817
31,150	Steven Madden Ltd.(b)	992,128
44,224	Stoneridge, Inc.(b)	485,137
21,971	Strayer Education, Inc.(b)(c)	1,138,537
9,200	Sturm Ruger & Co., Inc.(c)	459,632
37,201	Superior Industries International, Inc.	696,031
22,413	Taylor Morrison Home Corp., Class A(b)	398,503
19,875	Tempur Sealy International, Inc.(b)	1,087,361
28,918	Texas Roadhouse, Inc.	719,480
46,222	Tower International, Inc.(b)	1,455,993
57,017	Town Sports International Holdings, Inc.	262,278
156,883	TravelCenters of America LLC(b)	1,410,378
9,971	TripAdvisor, Inc.(b)	945,650
29,553	Tuesday Morning Corp.(b)	486,442
16,829	Tumi Holdings, Inc.(b)	354,755
16,416	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,515,689
20,992	Under Armour, Inc., Class A(b)	1,401,216
22,516	Unifi, Inc.(b)	644,858
9,142	Universal Electronics, Inc.(b)	435,433
21,744	Universal Technical Institute, Inc.	260,276
17,370	Vail Resorts, Inc.	1,311,435
38,773	ValueVision Media, Inc., Class A(b)	177,580
9,919	Vera Bradley, Inc.(b)	196,694
17,226	Vitamin Shoppe, Inc.(b)	734,689
46,553	VOXX International Corp.(b)	461,340
49,800	Weight Watchers International, Inc. (Luxembourg)(c)	1,080,162
24,203	West Marine, Inc.(b)	207,662
216,705	Wet Seal, Inc. (The), Class A(b)(c)	199,824
7,529	Weyco Group, Inc.	195,453

Schedule of Investments(a)

10,431	Winnebago Industries, Inc.(b)	$245,129
52,746	Wolverine World Wide, Inc.	1,279,618
23,041	World Wrestling Entertainment, Inc., Class A(c)	287,552
18,328	Zumiez, Inc.(b)	510,435

		164,221,908

	Consumer Staples - 3.9%
75,936	Adecoagro S.A. (Argentina)(b)	756,323
146,547	Alliance One International, Inc.(b)	332,662
36,184	B&G Foods, Inc.	1,015,685
1,395	Boston Beer Co., Inc. (The), Class A(b)	307,458
26,926	Boulder Brands, Inc.(b)	305,610
11,127	Calavo Growers, Inc.	383,770
11,402	Cal-Maine Foods, Inc.	811,822
23,917	Central Garden & Pet Co.(b)	219,797
74,516	Central Garden & Pet Co., Class A(b)	695,234
7,938	Chefs’ Warehouse, Inc. (The)(b)	139,471
5,274	Coca-Cola Bottling Co. Consolidated	368,231
45,515	Coty, Inc., Class A	778,762
19,995	Diamond Foods, Inc.(b)(c)	537,066
32,113	Elizabeth Arden, Inc.(b)	662,491
67,319	Fresh Del Monte Produce, Inc.	2,015,531
21,278	Fresh Market, Inc. (The)(b)	636,851
15,947	Hain Celestial Group, Inc. (The)(b)	1,363,468
90,427	Harbinger Group, Inc.(b)	1,060,709
21,680	Ingles Markets, Inc., Class A	531,594
7,387	Inter Parfums, Inc.	193,022
6,389	J & J Snack Foods Corp.	575,585
15,030	John B. Sanfilippo & Son, Inc.	397,543
11,587	Lancaster Colony Corp.	1,012,124
8,434	Medifast, Inc.(b)	242,140
23,214	Monster Beverage Corp.(b)	1,484,767
13,174	National Beverage Corp.(b)	225,802
18,140	Nu Skin Enterprises, Inc., Class A	1,064,637
9,833	Nutraceutical International Corp.(b)	226,946
27,366	Omega Protein Corp.(b)	383,671
97,766	Pantry, Inc. (The)(b)	1,750,989
46,906	Pilgrim’s Pride Corp. (Brazil)(b)	1,311,492
39,558	Pinnacle Foods, Inc.	1,191,883
26,938	Post Holdings, Inc.(b)	1,210,055
7,769	PriceSmart, Inc.	639,389
11,597	Revlon, Inc., Class A(b)	353,708
170,124	Roundy’s, Inc.	821,699
15,723	Sanderson Farms, Inc.	1,432,208
260	Seaboard Corp.(b)	741,520
9,362	Seneca Foods Corp., Class A(b)	267,940
1,434	Seneca Foods Corp., Class B(b)	42,733
43,040	Snyders-Lance, Inc.	1,067,822
56,186	SpartanNash Co.	1,177,659
14,333	Spectrum Brands Holdings, Inc.	1,195,372
11,015	Sprouts Farmers Market, Inc.(b)	336,068
26,080	Susser Holdings Corp.(b)	2,090,834
13,588	Tootsie Roll Industries, Inc.(c)	357,772
3,234	USANA Health Sciences, Inc.(b)	206,491
71,944	Vector Group Ltd.(c)	1,477,010
9,312	Village Super Market, Inc., Class A	219,018
6,547	WD-40 Co.	437,078
13,642	Weis Markets, Inc.	581,968

		37,639,480

	Energy - 7.6%
4,158	Adams Resources & Energy, Inc.	271,684
65,748	Alon USA Energy, Inc. (Israel)	844,862
4,733	Antero Resources Corp.(b)	273,378
21,608	Approach Resources, Inc.(b)(c)	454,632
45,722	Basic Energy Services, Inc.(b)	1,096,871
8,191	Bonanza Creek Energy, Inc.(b)	459,187
20,998	Bristow Group, Inc.	1,498,627

33,790	C&J Energy Services, Inc.(b)	$1,012,348
260,881	Cal Dive International, Inc.(b)(c)	284,360
52,100	Callon Petroleum Co.(b)	514,748
7,458	CARBO Ceramics, Inc.	928,819
16,302	Carrizo Oil & Gas, Inc.(b)	1,001,106
10,908	Cheniere Energy, Inc.(b)	771,850
4,974	Clayton Williams Energy, Inc.(b)	529,283
34,836	Clean Energy Fuels Corp.(b)(c)	346,967
79,321	Cobalt International Energy, Inc.(b)	1,270,722
59,205	Comstock Resources, Inc.	1,400,790
9,744	Contango Oil & Gas Co.(b)	392,001
8,678	Continental Resources, Inc.(b)(c)	1,273,757
7,276	Core Laboratories NV	1,065,425
22,632	CVR Energy, Inc.(c)	1,065,515
11,108	Dawson Geophysical Co.	278,811
67,404	DHT Holdings, Inc.	446,214
4,446	Diamondback Energy, Inc.(b)	365,595
12,973	Dril-Quip, Inc.(b)	1,307,289
41,630	Endeavour International Corp.(b)(c)	58,698
67,685	Energy XXI Bermuda Ltd.	1,350,993
25,225	EnLink Midstream LLC	963,847
14,836	Era Group, Inc.(b)	397,605
249,266	EXCO Resources, Inc.(c)	1,149,116
469,982	Forest Oil Corp.(b)	958,763
30,543	Forum Energy Technologies, Inc.(b)	1,016,776
11,735	Frank’s International NV	271,665
8,808	GasLog Ltd. (Monaco)	224,604
4,107	Geospace Technologies Corp.(b)	165,266
25,659	Golar LNG Ltd. (Norway)	1,580,851
25,931	Goodrich Petroleum Corp.(b)(c)	499,431
203,252	Gran Tierra Energy, Inc. (Canada)(b)	1,349,593
47,121	Green Plains, Inc.	1,766,566
15,290	Gulf Island Fabrication, Inc.	298,155
5,347	Gulfmark Offshore, Inc., Class A	204,630
14,869	Gulfport Energy Corp.(b)	794,153
204,146	Halcon Resources Corp.(b)(c)	1,214,669
56,917	Harvest Natural Resources, Inc.(b)	245,881
279,910	Hercules Offshore, Inc.(b)(c)	988,082
36,049	Hornbeck Offshore Services, Inc.(b)	1,575,341
13,420	InterOil Corp.(b)(c)	759,840
169,610	ION Geophysical Corp.(b)	636,038
72,978	Kodiak Oil & Gas Corp.(b)	1,134,078
22,421	Kosmos Energy Ltd.(b)	215,914
19,485	Laredo Petroleum, Inc.(b)	528,823
34,446	Magnum Hunter Resources Corp.(b)	221,488
10,546	Matador Resources Co.(b)	285,164
17,007	Matrix Service Co.(b)	456,638
69,176	Midstates Petroleum Co., Inc.(b)(c)	441,343
16,898	Mitcham Industries, Inc.(b)	219,167
7,243	Natural Gas Services Group, Inc.(b)	225,982
84,337	Newpark Resources, Inc.(b)	1,031,442
899	Nordic American Offshore Ltd. (Norway)	16,452
105,278	Nordic American Tankers Ltd.(c)	906,444
32,051	Northern Oil and Gas, Inc.(b)(c)	515,701
22,289	Nuverra Environmental Solutions, Inc.(b)(c)	415,021
20,806	Oasis Petroleum, Inc.(b)	1,112,081
67,745	Ocean Rig UDW, Inc. (Greece)	1,183,505
52,696	Pacific Drilling SA (Monaco)(b)	501,666
30,232	Pacific Ethanol, Inc.(b)	539,339
146,555	Parker Drilling Co.(b)	905,710
18,234	PDC Energy, Inc.(b)	989,377
59,236	Penn Virginia Corp.(b)	771,253
95,754	PetroQuest Energy, Inc.(b)	613,783
1,255	PHI, Inc.(b)	46,397
8,008	PHI, Inc. (Non Voting)(b)	315,916
103,813	Pioneer Energy Services Corp.(b)	1,527,089
296,099	Quicksilver Resources, Inc.(b)(c)	556,666

Schedule of Investments(a)

31,520	Renewable Energy Group, Inc.(b)	$353,024
58,519	Resolute Energy Corp.(b)	447,085
5,891	REX American Resources Corp.(b)	496,906
18,731	Rex Energy Corp.(b)	258,301
27,721	Rosetta Resources, Inc.(b)	1,415,711
33,865	RPC, Inc.	761,963
7,077	Sanchez Energy Corp.(b)	224,482
27,986	Scorpio Tankers, Inc.	262,789
22,653	SemGroup Corp., Class A	1,746,093
81,472	Ship Finance International Ltd. (Norway)	1,482,790
31,608	StealthGas, Inc.(b)	338,206
44,196	Stone Energy Corp.(b)	1,681,658
128,794	Swift Energy Co.(b)(c)	1,423,174
226,955	Teekay Tankers Ltd., Class A(c)	903,281
33,776	Tesco Corp.	659,308
100,987	TETRA Technologies, Inc.(b)	1,111,867
145,688	Tsakos Energy Navigation Ltd.	1,031,471
42,783	Ultra Petroleum Corp.(b)(c)	980,586
59,296	VAALCO Energy, Inc.(b)	409,142
232,355	Vantage Drilling Co.(b)(c)	434,504
50,780	W&T Offshore, Inc.	680,960
75,944	Warren Resources, Inc.(b)	447,310
16,766	Westmoreland Coal Co.(b)	722,447
116,898	Willbros Group, Inc.(b)	1,354,848

		72,929,749

	Financials - 21.6%
14,845	1st Source Corp.	421,450
23,906	1st United Bancorp, Inc.	199,615
33,298	Acadia Realty Trust REIT	940,003
62,637	AG Mortgage Investment Trust, Inc. REIT	1,148,763
8,688	Agree Realty Corp. REIT	254,385
19,703	Alexander & Baldwin, Inc.	752,064
1,406	Alexander’s, Inc. REIT	510,378
2,846	Altisource Portfolio Solutions SA(b)(c)	308,449
27,956	American Assets Trust, Inc. REIT	958,611
9,197	American National Bankshares, Inc.	197,827
5,616	American National Insurance Co.	612,144
12,378	Ameris Bancorp	270,336
12,846	AMERISAFE, Inc.	470,164
10,522	AmREIT, Inc., Class B REIT	243,479
18,845	AmTrust Financial Services, Inc.(c)	803,551
342,739	Anworth Mortgage Asset Corp. REIT	1,741,114
31,393	Apollo Commercial Real Estate Finance, Inc. REIT	520,182
55,213	Apollo Residential Mortgage, Inc. REIT	899,972
41,339	Arbor Realty Trust, Inc. REIT	292,267
34,634	Argo Group International Holdings Ltd.	1,725,120
11,519	Arlington Asset Investment Corp., Class A	300,416
345,664	ARMOUR Residential REIT, Inc. REIT	1,455,245
10,747	Arrow Financial Corp.	272,974
92,141	Ashford Hospitality Trust, Inc. REIT	1,060,543
34,399	Associated Estates Realty Corp. REIT	607,830
1,265	Baldwin & Lyons, Inc., Class A	29,841
10,320	Baldwin & Lyons, Inc., Class B	254,904
12,017	Banc of California, Inc.	142,642
6,415	BancFirst Corp.	390,673
19,164	Bancorp, Inc. (The)(b)	182,058
45,594	Bank Mutual Corp.	274,932
4,395	Bank of Marin Bancorp	196,984
20,424	Bank of the Ozarks, Inc.	628,446
11,705	Banner Corp.	471,009
36,017	BBCN Bancorp, Inc.	540,975
21,893	Beneficial Mutual Bancorp, Inc.(b)	286,360
22,950	Berkshire Hills Bancorp, Inc.	554,701
79,385	BGC Partners, Inc., Class A	621,585
12,014	Blackstone Mortgage Trust, Inc., Class A REIT	342,039

12,372	BNC Bancorp	$205,128
2,564	BofI Holding, Inc.(b)	191,249
19,536	BOK Financial Corp.	1,294,065
49,711	Boston Private Financial Holdings, Inc.	620,393
7,282	Bridge Bancorp, Inc.	174,040
20,757	Brixmor Property Group, Inc. REIT	470,146
93,076	Brookline Bancorp, Inc.	840,476
8,552	Bryn Mawr Bank Corp.	252,284
5,337	C&F Financial Corp.	182,899
52,504	Calamos Asset Management, Inc., Class A	622,697
8,857	Camden National Corp.	313,804
38,364	Campus Crest Communities, Inc. REIT	306,912
8,891	Capital Bank Financial Corp., Class A(b)	202,537
16,275	Capital City Bank Group, Inc.	218,573
18,652	Cardinal Financial Corp.	329,394
12,905	CareTrust REIT, Inc. REIT(b)	220,159
32,612	Cash America International, Inc.	1,447,647
44,035	Cathay General Bancorp	1,126,856
24,627	CBOE Holdings, Inc.	1,193,671
87,675	Cedar Realty Trust, Inc. REIT	552,352
19,846	Centerstate Banks, Inc.	206,795
18,798	Central Pacific Financial Corp.	336,484
165,032	Chambers Street Properties REIT	1,283,949
20,091	Charter Financial Corp.	219,996
10,485	Chatham Lodging Trust REIT	221,967
30,053	Chemical Financial Corp.	829,463
26,576	Chesapeake Lodging Trust REIT	788,776
460,763	Chimera Investment Corp. REIT	1,460,619
11,753	Citizens & Northern Corp.	223,189
32,230	Citizens, Inc.(b)(c)	217,230
14,219	City Holding Co.	592,221
28,429	CNA Financial Corp.	1,062,392
9,385	CNB Financial Corp.	155,134
23,247	CoBiz Financial, Inc.	263,156
12,621	Cohen & Steers, Inc.(c)	523,898
27,605	Colony Financial, Inc. REIT	611,451
31,672	Columbia Banking System, Inc.	807,319
31,506	Community Bank System, Inc.	1,109,956
14,193	Community Trust Bancorp, Inc.	496,613
9,494	ConnectOne Bancorp, Inc.	180,386
24,698	Consumer Portfolio Services, Inc.(b)	179,307
9,408	CoreSite Realty Corp. REIT	307,265
76,372	Cousins Properties, Inc. REIT	945,485
61,123	Cowen Group, Inc., Class A(b)	244,492
13,993	Crawford & Co., Class A	110,825
16,442	Crawford & Co., Class B	151,266
3,865	Credit Acceptance Corp.(b)	439,547
59,963	CubeSmart REIT	1,091,926
16,703	Customers Bancorp, Inc.(b)	316,689
66,916	CVB Financial Corp.	1,023,146
19,967	CyrusOne, Inc. REIT	496,180
2,319	Diamond Hill Investment Group Inc.	296,322
31,948	Dime Community Bancshares, Inc.	483,054
1,271	Donegal Group, Inc., Class B	28,089
12,547	Donegal Group, Inc., Class A	189,209
15,820	Doral Financial Corp.(b)(c)	80,524
39,280	DuPont Fabros Technology, Inc. REIT	1,076,665
72,139	Dynex Capital, Inc. REIT	598,754
8,173	Eagle Bancorp, Inc.(b)	272,243
18,629	EastGroup Properties, Inc. REIT	1,161,704
76,278	Education Realty Trust, Inc. REIT	805,496
4,940	eHealth, Inc.(b)	102,258
16,899	Empire State Realty Trust, Inc., Class A REIT	274,440
38,450	Employers Holdings, Inc.	818,985
13,303	Encore Capital Group, Inc.(b)	565,111
4,742	Enstar Group Ltd.(b)	654,396

Schedule of Investments(a)

15,067	Enterprise Financial Services Corp.	$262,919
31,180	Equity Lifestyle Properties, Inc. REIT	1,380,962
43,339	Equity One, Inc. REIT	1,006,332
13,120	Erie Indemnity Co., Class A	960,646
55,691	EverBank Financial Corp.(c)	1,058,129
9,057	Evercore Partners, Inc., Class A	494,150
30,053	Excel Trust, Inc. REIT	389,186
35,155	Extra Space Storage, Inc. REIT	1,818,568
94,593	EZCORP, Inc., Class A(b)	926,065
8,878	Farmers Capital Bank Corp.(b)	209,610
14,182	FBL Financial Group, Inc., Class A	606,706
7,474	FBR & Co.(b)	208,973
8,163	Federal Agricultural Mortgage Corp., Class C	237,951
71,452	FelCor Lodging Trust, Inc. REIT	748,102
12,420	Fidelity & Guaranty Life	268,396
4,483	Financial Engines, Inc.	174,613
11,493	Financial Institutions, Inc.	255,145
17,106	First Bancorp.	275,064
199,927	First BanCorp.(b)	1,027,625
67,615	First Busey Corp.	375,263
13,397	First Cash Financial Services, Inc.(b)	755,725
4,430	First Citizens BancShares, Inc., Class A	985,010
99,780	First Commonwealth Financial Corp.	854,117
20,784	First Community Bancshares, Inc.	305,733
10,416	First Connecticut Bancorp, Inc.	154,990
10,551	First Defiance Financial Corp.	284,983
73,400	First Financial Bancorp	1,199,356
27,942	First Financial Bankshares, Inc.(c)	820,936
11,116	First Financial Corp.	340,817
55,392	First Industrial Realty Trust, Inc. REIT	999,826
18,227	First Interstate BancSystem, Inc.	475,725
23,323	First Merchants Corp.	464,827
60,890	First Midwest Bancorp, Inc.	986,418
4,985	First of Long Island Corp. (The)	175,372
65,591	First Potomac Realty Trust REIT	865,145
23,218	Flagstar Bancorp, Inc.(b)	424,889
30,034	Flushing Financial Corp.	558,032
57,194	Forest City Enterprises, Inc., Class A(b)	1,096,409
1,218	Forest City Enterprises, Inc., Class B(b)	23,386
24,426	Forestar Group, Inc.(b)	456,766
80,895	Franklin Street Properties Corp. REIT	982,065
24,385	FXCM, Inc., Class A	332,124
20,180	Gain Capital Holdings, Inc.	128,345
2,662	GAMCO Investors, Inc., Class A	203,989
47,320	Geo Group, Inc. (The) REIT	1,628,281
9,744	German American Bancorp, Inc.	251,882
26,052	Getty Realty Corp. REIT	478,575
104,771	GFI Group, Inc.	474,613
53,104	Glacier Bancorp, Inc.	1,406,194
15,631	Gladstone Commercial Corp. REIT	272,761
104,571	Glimcher Realty Trust REIT	1,123,093
7,430	Global Indemnity PLC(b)	185,230
48,352	Government Properties Income Trust REIT	1,129,019
59,131	Gramercy Property Trust, Inc. REIT	349,464
11,663	Great Southern Bancorp, Inc.	363,652
23,325	Green Dot Corp., Class A(b)	419,617
19,095	Greenhill & Co., Inc.	873,978
20,883	Greenlight Capital Re Ltd., Class A(b)	675,774
30,177	Hallmark Financial Services, Inc.(b)	270,688
16,396	Hanmi Financial Corp.	346,284
3,476	HCI Group, Inc.	138,692
111,924	Healthcare Trust of America, Inc., Class A REIT	1,333,015
18,062	Heartland Financial USA, Inc.	430,417
12,217	Heritage Financial Corp.	194,372
163,983	Hersha Hospitality Trust REIT	1,083,928

10,311	HFF, Inc., Class A	$350,162
14,345	Home BancShares, Inc.	431,211
26,460	Home Loan Servicing Solutions Ltd.	566,244
8,615	HomeStreet, Inc.	150,246
13,843	HomeTrust Bancshares, Inc.(b)	210,552
48,348	Horace Mann Educators Corp.	1,385,170
7,921	Horizon Bancorp	168,876
10,720	Howard Hughes Corp. (The)(b)	1,558,902
16,003	Hudson Pacific Properties, Inc. REIT	409,677
14,734	Hudson Valley Holding Corp.	256,224
19,365	IBERIABANK Corp.	1,270,538
10,758	ICG Group, Inc.(b)	182,025
23,202	Impac Mortgage Holdings, Inc. REIT(b)(c)	125,523
17,540	Independent Bank Corp.	640,385
13,369	Infinity Property & Casualty Corp.	865,776
81,158	Inland Real Estate Corp. REIT	839,174
66,629	International Bancshares Corp.	1,689,045
21,068	Intervest Bancshares Corp.	168,123
19,001	INTL FCStone, Inc.(b)	372,420
51,339	Investment Technology Group, Inc.(b)	938,990
44,971	Investors Bancorp, Inc.	465,450
122,512	Investors Real Estate Trust REIT	1,043,802
76,466	iStar Financial, Inc. REIT(b)	1,099,581
4,974	Kansas City Life Insurance Co.	217,215
9,000	Kennedy-Wilson Holdings, Inc.	210,600
85,091	Kite Realty Group Trust REIT	519,055
31,985	Lakeland Bancorp, Inc.	321,129
11,535	Lakeland Financial Corp.	419,759
16,635	LTC Properties, Inc. REIT	637,620
81,829	Maiden Holdings Ltd.	939,397
16,303	MainSource Financial Group, Inc.	266,228
7,506	MarketAxess Holdings, Inc.	422,062
35,760	MB Financial, Inc.	963,374
115,916	MBIA, Inc.(b)	1,110,475
136,939	Meadowbrook Insurance Group, Inc.	825,742
94,354	Medical Properties Trust, Inc. REIT	1,270,005
7,243	Mercantile Bank Corp.	138,486
4,845	Merchants Bancshares, Inc.	140,796
4,047	Meta Financial Group, Inc.	148,930
10,167	Metro Bancorp, Inc.(b)	233,333
70,394	MGIC Investment Corp.(b)	520,212
6,476	MidWestOne Financial Group, Inc.	152,186
30,911	Monmouth Real Estate Investment Corp., Class A REIT	317,765
47,224	Montpelier Re Holdings Ltd. (Bermuda)	1,394,525
4,637	National Bankshares, Inc.	135,076
8,950	National Health Investors, Inc. REIT	535,120
7,383	National Interstate Corp.	200,005
109,273	National Penn Bancshares, Inc.	1,125,512
3,066	National Western Life Insurance Co., Class A	738,906
5,178	Nationstar Mortgage Holdings, Inc.(b)(c)	157,981
14,297	Navigators Group, Inc. (The)(b)	869,258
42,346	NBT Bancorp, Inc.	989,626
19,709	Nelnet, Inc., Class A	812,602
47,944	New York Mortgage Trust, Inc. REIT	361,977
276,751	Newcastle Investment Corp. REIT	1,237,077
16,772	NewStar Financial, Inc.(b)	190,027
15,080	Nicholas Financial, Inc.	196,342
25,008	NMI Holdings, Inc., Class A(b)	249,830
26,416	Northfield Bancorp, Inc.	337,068
50,480	Northstar Asset Management Group, Inc.(b)	904,097
50,480	NorthStar Realty Finance Corp. REIT(b)	812,728
98,884	Northwest Bancshares, Inc.	1,226,162
10,513	OceanFirst Financial Corp.	167,262
37,338	OFG Bancorp	595,914
104,833	Old National Bancorp	1,402,666

Schedule of Investments(a)

9,183	OmniAmerican Bancorp, Inc.	$226,912
12,185	One Liberty Properties, Inc. REIT	252,473
31,597	OneBeacon Insurance Group Ltd., Class A	467,636
12,003	Oppenheimer Holdings, Inc., Class A	273,908
30,967	Oritani Financial Corp.	458,312
13,943	Pacific Continental Corp.	187,394
9,101	Pacific Premier Bancorp, Inc.(b)	130,144
18,300	PacWest Bancorp	762,561
12,394	Park National Corp.(c)	933,764
30,364	Park Sterling Corp.	208,297
28,774	Parkway Properties, Inc. REIT	596,485
27,665	Pebblebrook Hotel Trust REIT	1,007,006
3,956	Penns Woods Bancorp, Inc.	169,752
63,087	Pennsylvania Real Estate Investment Trust REIT	1,213,163
61,323	PennyMac Mortgage Investment Trust REIT	1,312,925
11,068	Peoples Bancorp, Inc.	258,216
29,579	Phoenix Cos., Inc. (The)(b)	1,638,972
13,553	PICO Holdings, Inc.(b)	300,199
20,700	Pinnacle Financial Partners, Inc.	765,900
20,177	Piper Jaffray Cos.(b)	1,041,133
17,180	Portfolio Recovery Associates, Inc.(b)	1,012,933
29,024	Post Properties, Inc. REIT	1,573,101
32,415	Potlatch Corp. REIT	1,338,739
38,691	PrivateBancorp, Inc.	1,114,301
9,628	Provident Financial Holdings, Inc.	137,199
64,070	Provident Financial Services, Inc.	1,070,610
10,934	PS Business Parks, Inc. REIT	902,055
51,198	Radian Group, Inc.	648,167
99,857	RAIT Financial Trust REIT	768,899
42,040	Ramco-Gershenson Properties Trust REIT	697,864
83,059	Redwood Trust, Inc. REIT(c)	1,576,460
7,418	Regional Management Corp.(b)	120,617
22,803	Renasant Corp.	647,605
11,438	Republic Bancorp, Inc., Class A	266,048
156,453	Resource Capital Corp. REIT	862,056
28,407	Retail Opportunity Investments Corp. REIT	438,320
18,048	Rouse Properties, Inc. REIT(c)	305,914
31,778	Ryman Hospitality Properties, Inc. REIT(c)	1,517,399
28,298	S&T Bancorp, Inc.	688,490
39,646	Sabra Health Care REIT, Inc. REIT	1,098,194
11,010	Safeguard Scientifics, Inc.(b)	218,548
18,312	Safety Insurance Group, Inc.	915,783
22,133	Sandy Spring Bancorp, Inc.	518,134
9,025	Saul Centers, Inc. REIT	430,222
48,923	SEI Investments Co.	1,752,422
19,190	Select Income REIT	532,522
70,194	Selective Insurance Group, Inc.	1,564,624
9,205	Sierra Bancorp	145,439
26,275	Silver Bay Realty Trust Corp. REIT	424,604
13,343	Simmons First National Corp., Class A	528,783
8,696	South State Corp.	505,325
17,427	Southside Bancshares, Inc.(c)	510,785
15,655	Southwest Bancorp, Inc.	241,400
16,840	Sovran Self Storage, Inc. REIT	1,291,965
92,668	Spirit Realty Capital, Inc. REIT	1,072,169
15,432	Springleaf Holdings, Inc.(b)	404,010
23,848	St. Joe Co. (The)(b)(c)	544,688
14,160	STAG Industrial, Inc. REIT	323,414
16,013	State Auto Financial Corp.	338,034
24,010	State Bank Financial Corp.	396,405
37,599	Sterling Bancorp	447,428
22,297	Stewart Information Services Corp.	657,093
9,948	Stock Yards Bancorp, Inc.	291,178
65,307	Strategic Hotels & Resorts, Inc. REIT(b)	745,153

11,554	Suffolk Bancorp(b)	$233,968
48,489	Summit Hotel Properties, Inc. REIT	497,982
22,251	Sun Communities, Inc. REIT	1,171,070
97,252	Sunstone Hotel Investors, Inc. REIT	1,380,006
53,558	SWS Group, Inc.(b)	383,475
40,569	Tanger Factory Outlet Centers, Inc. REIT	1,405,716
9,192	Taylor Capital Group, Inc.(b)	195,973
4,469	Tejon Ranch Co.(b)	127,813
7,835	Terreno Realty Corp. REIT	146,514
9,239	Territorial Bancorp, Inc.	185,704
17,468	Texas Capital Bancshares, Inc.(b)	909,209
47,348	TFS Financial Corp.(b)	638,251
12,551	Third Point Reinsurance Ltd. (Bermuda)(b)	182,743
8,793	Tompkins Financial Corp.	391,113
492,543	Tower Group International Ltd.(c)	1,058,967
26,601	TowneBank	393,163
14,773	Trico Bancshares	330,472
98,901	TrustCo Bank Corp. NY	651,758
23,464	UMB Financial Corp.	1,328,766
16,915	UMH Properties, Inc. REIT	167,628
94,543	Umpqua Holdings Corp.	1,599,668
19,970	Union Bankshares Corp.	476,884
47,864	United Bankshares, Inc.	1,535,477
19,328	United Community Banks, Inc.	319,878
24,316	United Financial Bancorp, Inc.	308,327
22,255	United Fire Group, Inc.	628,926
6,492	Universal Health Realty Income Trust REIT	273,054
25,782	Universal Insurance Holdings, Inc.	310,931
22,291	Univest Corp. of Pennsylvania	421,746
2,608	Urstadt Biddle Properties, Inc. REIT	45,507
19,455	Urstadt Biddle Properties, Inc., Class A REIT	398,633
19,549	ViewPoint Financial Group, Inc.	491,462
1,351	Virtus Investment Partners, Inc.	277,023
13,548	Walker & Dunlop, Inc.(b)	184,930
29,427	Walter Investment Management Corp.(b)(c)	811,597
11,705	Washington Trust Bancorp, Inc.	402,652
21,460	Waterstone Financial, Inc.	236,704
30,934	WesBanco, Inc.	924,308
22,266	Westamerica Bancorporation(c)	1,064,760
30,506	Western Alliance Bancorp(b)	698,587
16,509	Western Asset Mortgage Capital Corp. REIT	224,522
23,815	Westfield Financial, Inc.	171,944
4,292	Westwood Holdings Group, Inc.	230,953
13,841	Whitestone REIT	207,061
35,966	Wilshire Bancorp, Inc.	338,800
34,473	Winthrop Realty Trust REIT	519,508
25,385	Wintrust Financial Corp.	1,176,087
7,878	World Acceptance Corp.(b)	638,748
4,950	WSFS Financial Corp.	354,371
9,106	Yadkin Financial Corp.(b)	169,007

		207,557,427

	Health Care - 7.8%
6,331	Abaxis, Inc.	300,153
5,394	Acadia Healthcare Co., Inc.(b)	257,078
19,405	Accuray, Inc.(b)(c)	152,717
8,784	Acorda Therapeutics, Inc.(b)	257,108
45,992	Affymetrix, Inc.(b)	395,531
13,769	Air Methods Corp.(b)	691,892
7,055	Akorn, Inc.(b)	239,376
12,289	Albany Molecular Research, Inc.(b)	233,983
11,284	Align Technology, Inc.(b)	611,706
14,494	Alkermes PLC(b)	619,763
10,253	Alliance HealthCare Services, Inc.(b)	292,723
84,593	Allscripts Healthcare Solutions, Inc.(b)	1,346,721

Schedule of Investments(a)

10,005	Almost Family, Inc.(b)	$234,517
84,955	Amedisys, Inc.(b)(c)	1,714,392
45,045	AMN Healthcare Services, Inc.(b)	590,089
32,728	Amsurg Corp.(b)	1,563,089
5,298	Analogic Corp.	380,979
25,181	AngioDynamics, Inc.(b)	367,643
2,058	athenahealth, Inc.(b)	256,015
891	Atrion Corp.	250,371
6,642	Auxilium Pharmaceuticals, Inc.(b)(c)	132,973
10,422	BioMarin Pharmaceutical, Inc.(b)	644,288
19,138	Bio-Reference Laboratories, Inc.(b)(c)	600,742
81,559	BioScrip, Inc.(b)	610,877
48,677	Brookdale Senior Living, Inc.(b)	1,686,658
47,441	Bruker Corp.(b)	1,078,334
14,360	Cambrex Corp.(b)	302,565
7,591	Cantel Medical Corp.	254,526
12,027	Capital Senior Living Corp.(b)	296,345
5,315	Cepheid, Inc.(b)	200,057
28,080	Charles River Laboratories International, Inc.(b)	1,522,217
11,198	Chemed Corp.(c)	1,140,516
5,084	Computer Programs & Systems, Inc.	334,629
16,281	CONMED Corp.	634,959
5,127	CorVel Corp.(b)	206,516
41,009	Cross Country Healthcare, Inc.(b)	294,855
18,686	Cubist Pharmaceuticals, Inc.(b)	1,137,977
5,339	Cyberonics, Inc.(b)	317,510
6,233	Cynosure, Inc., Class A(b)	141,738
12,347	Emergent Biosolutions, Inc.(b)	271,634
12,833	Ensign Group, Inc. (The)	422,591
16,781	Envision Healthcare Holdings, Inc.(b)	599,921
291,422	Enzon Pharmaceuticals, Inc.	311,821
6,544	Exactech, Inc.(b)	148,811
8,802	ExamWorks Group, Inc.(b)	310,623
35,520	Exelixis, Inc.(b)(c)	143,501
121,002	Five Star Quality Care, Inc.(b)	552,979
106,719	Gentiva Health Services, Inc.(b)	1,931,614
16,209	Globus Medical, Inc., Class A(b)	361,461
19,435	Greatbatch, Inc.(b)	962,227
31,294	Haemonetics Corp.(b)	1,113,128
28,454	Hanger, Inc.(b)	900,569
47,550	Healthways, Inc.(b)	822,139
41,108	Hill-Rom Holdings, Inc.	1,619,655
33,715	HMS Holdings Corp.(b)	620,693
26,138	ICON PLC (Ireland)(b)	1,353,948
8,242	ICU Medical, Inc.(b)	480,096
12,958	IDEXX Laboratories, Inc.(b)	1,613,012
47,297	Impax Laboratories, Inc.(b)	1,106,277
11,199	Infinity Pharmaceuticals, Inc.(b)	101,799
15,588	Integra LifeSciences Holdings Corp.(b)	739,183
50,444	Invacare Corp.	755,147
8,228	IPC The Hospitalist Co., Inc.(b)	404,653
2,830	Isis Pharmaceuticals, Inc.(b)	87,702
5,504	Jazz Pharmaceuticals PLC(b)	769,074
8,263	Landauer, Inc.	356,548
16,224	LHC Group, Inc.(b)	380,939
14,834	Luminex Corp.(b)	269,979
30,331	Masimo Corp.(b)	730,370
36,933	MedAssets, Inc.(b)	784,457
33,316	Medical Action Industries, Inc.(b)	459,761
22,318	Medicines Co. (The)(b)	521,572
2,875	Medidata Solutions, Inc.(b)	128,915
27,259	Meridian Bioscience, Inc.	537,275
32,227	Merit Medical Systems, Inc.(b)	413,795
16,072	Momenta Pharmaceuticals, Inc.(b)	171,006
5,837	MWI Veterinary Supply, Inc.(b)	824,535
21,975	Myriad Genetics, Inc.(b)(c)	793,297

9,393	National Healthcare Corp.	$516,239
12,954	Natus Medical, Inc.(b)	372,687
7,494	Neogen Corp.(b)	327,188
19,262	NuVasive, Inc.(b)	720,014
15,313	NxStage Medical, Inc.(b)	204,429
13,147	Omnicell, Inc.(b)	360,228
29,301	Orthofix International NV(b)	968,691
26,279	PAREXEL International Corp.(b)	1,407,503
56,314	PharMerica Corp.(b)	1,519,915
28,975	Prestige Brands Holdings, Inc.(b)	892,430
22,241	Providence Service Corp. (The)(b)	880,966
43,034	QLT, Inc. (Canada)(b)	256,913
40,267	Quality Systems, Inc.	624,541
4,906	Questcor Pharmaceuticals, Inc.(c)	441,393
8,159	Quidel Corp.(b)	194,755
9,081	Quintiles Transnational Holdings, Inc.(b)	498,819
129,415	RadNet, Inc.(b)	661,311
2,571	Regeneron Pharmaceuticals, Inc.(b)	813,002
56,778	Rigel Pharmaceuticals, Inc.(b)	185,664
62,956	RTI Surgical, Inc.(b)	287,709
7,211	Salix Pharmaceuticals Ltd.(b)	951,203
33,614	SciClone Pharmaceuticals, Inc.(b)	162,019
2,974	Seattle Genetics, Inc.(b)	104,685
64,984	Select Medical Holdings Corp.	1,009,851
23,694	Sirona Dental Systems, Inc.(b)	1,900,259
43,693	Skilled Healthcare Group, Inc., Class A(b)	259,973
26,622	Spectrum Pharmaceuticals, Inc.(b)(c)	187,419
7,534	Surgical Care Affiliates, Inc.(b)	221,349
7,166	SurModics, Inc.(b)	136,082
49,939	Symmetry Medical, Inc.(b)	439,963
14,724	Syneron Medical Ltd. (Israel)(b)	148,712
3,863	Taro Pharmaceutical Industries Ltd. (India)(b)	545,687
25,946	Team Health Holdings, Inc.(b)	1,467,246
11,116	Techne Corp.	1,037,345
23,336	Thoratec Corp.(b)	758,420
11,676	Tornier NV(b)	242,043
57,171	Triple-S Management Corp., Class B(b)	987,915
14,248	United Therapeutics Corp.(b)	1,295,713
93,849	Universal American Corp.	745,161
7,672	US Physical Therapy, Inc.	268,060
11,332	Vertex Pharmaceuticals, Inc.(b)	1,007,528
23,157	VIVUS, Inc.(b)(c)	111,617
23,609	Volcano Corp.(b)	389,785
29,797	West Pharmaceutical Services, Inc.	1,214,228
18,740	Wright Medical Group, Inc.(b)	577,567

		75,475,062

	Industrials - 16.4%
26,112	A.O. Smith Corp.	1,219,430
13,008	AAON, Inc.	255,217
52,727	AAR Corp.	1,418,356
39,121	Acacia Research Corp.(c)	667,404
198,818	ACCO Brands Corp.(b)	1,316,175
119,403	Accuride Corp.(b)	597,015
17,259	Aceto Corp.	289,261
39,796	Actuant Corp., Class A	1,284,615
12,627	Acuity Brands, Inc.	1,354,498
6,905	Advisory Board Co. (The)(b)	346,217
118,287	Aegean Marine Petroleum Network, Inc. (Greece)	1,114,264
51,344	Aegion Corp., Class A(b)	1,176,291
8,564	Aerovironment, Inc.(b)	269,680
72,173	Air Transport Services Group, Inc.(b)	553,567
88,858	Aircastle Ltd.	1,595,001
6,556	Alamo Group, Inc.	311,607
18,536	Albany International Corp., Class A	664,330
2,196	Allegiant Travel Co.	258,601

Schedule of Investments(a)

33,056	Allison Transmission Holdings, Inc.	$967,880
13,482	Altra Industrial Motion Corp.	422,661
6,608	AMERCO	1,738,961
25,995	Ameresco, Inc., Class A(b)	195,482
3,577	American Railcar Industries, Inc.(c)	244,738
6,410	American Science & Engineering, Inc.	402,548
6,287	American Woodmark Corp.(b)	184,838
15,669	Apogee Enterprises, Inc.	508,459
27,670	Applied Industrial Technologies, Inc.	1,340,888
50,147	ARC Document Solutions, Inc.(b)	273,301
26,490	ArcBest Corp.	840,528
16,231	Astec Industries, Inc.	630,899
2,630	Astronics Corp.(b)	152,540
54,342	Atlas Air Worldwide Holdings, Inc.(b)	1,859,583
13,826	AZZ, Inc.	603,367
36,511	Baltic Trading Ltd.(c)	185,841
32,539	Barnes Group, Inc.	1,114,461
2,521	Barrett Business Services, Inc.	143,899
39,565	Beacon Roofing Supply, Inc.(b)	1,093,577
47,082	Blount International, Inc.(b)	614,891
86,122	Box Ships, Inc.(c)	119,710
60,170	Brady Corp., Class A	1,573,445
68,359	Briggs & Stratton Corp.	1,253,020
18,887	Builders FirstSource, Inc.(b)	112,189
10,345	CAI International, Inc.(b)	197,486
55,184	Casella Waste Systems, Inc., Class A(b)	260,468
67,836	CBIZ, Inc.(b)	553,542
23,204	CDI Corp.	321,839
18,937	Celadon Group, Inc.	402,222
213,271	Cenveo, Inc.(b)(c)	718,723
12,433	Chart Industries, Inc.(b)	945,530
30,007	China Yuchai International Ltd.	614,243
8,547	CIRCOR International, Inc.	614,273
23,473	CLARCOR, Inc.	1,392,184
21,742	Columbus McKinnon Corp.	505,501
44,399	Comfort Systems USA, Inc.	661,545
49,889	Commercial Vehicle Group, Inc.(b)	456,983
35,863	Copart, Inc.(b)	1,197,107
11,520	Corporate Executive Board Co. (The)	715,046
17,211	Costamare, Inc. (Greece)(c)	407,901
17,324	Courier Corp.	226,078
12,146	CRA International, Inc.(b)	290,046
14,348	Cubic Corp.	629,303
34,038	Danaos Corp. (Greece)(b)(c)	195,378
62,919	Diana Containerships, Inc. (Greece)(c)	154,781
96,933	Diana Shipping, Inc. (Greece)(b)(c)	945,097
19,307	DigitalGlobe, Inc.(b)	504,878
21,275	Douglas Dynamics, Inc.	355,292
15,869	Ducommun, Inc.(b)	438,778
4,229	DXP Enterprises, Inc.(b)	300,386
39,734	Dycom Industries, Inc.(b)	1,117,320
9,017	Dynamic Materials Corp.	184,668
198,009	Eagle Bulk Shipping, Inc.(b)(c)	342,556
12,507	Echo Global Logistics, Inc.(b)	275,279
12,760	Encore Wire Corp.	535,154
31,231	Engility Holdings, Inc.(b)	1,079,343
45,956	Ennis, Inc.	651,656
14,647	EnPro Industries, Inc.(b)	1,002,148
22,203	ESCO Technologies, Inc.	744,911
5,437	Exponent, Inc.	386,462
40,011	Federal Signal Corp.	578,559
13,826	Forward Air Corp.	618,990
17,225	Franklin Electric Co., Inc.	631,296
11,663	FreightCar America, Inc.	251,688
22,039	Furmanite Corp.(b)	201,657
17,537	G&K Services, Inc., Class A	843,354
27,029	GenCorp, Inc.(b)(c)	479,765

33,891	Gibraltar Industries, Inc.(b)	$497,859
33,050	Global Brass & Copper Holdings, Inc.	501,699
21,397	Global Power Equipment Group, Inc.	352,409
9,613	Gorman-Rupp Co. (The)	278,585
9,889	GP Strategies Corp.(b)	269,080
20,284	Graco, Inc.	1,504,059
37,266	Granite Construction, Inc.	1,213,008
69,611	Great Lakes Dredge & Dock Corp.(b)	502,591
20,504	Greenbrier Cos., Inc. (The)	1,321,483
61,380	Griffon Corp.	661,063
31,542	H&E Equipment Services, Inc.(b)	1,141,190
13,827	Hardinge, Inc.	164,956
27,812	Hawaiian Holdings, Inc.(b)	387,421
51,563	HD Supply Holdings, Inc.(b)	1,310,731
36,155	Healthcare Services Group, Inc.	945,092
32,686	Heartland Express, Inc.	733,801
5,094	HEICO Corp.	250,421
10,223	HEICO Corp., Class A	412,089
24,341	Heidrick & Struggles International, Inc.	454,446
39,936	Herman Miller, Inc.	1,167,729
45,041	HNI Corp.	1,591,749
18,310	Houston Wire & Cable Co.	219,903
39,047	Hub Group, Inc., Class A(b)	1,803,190
6,802	Hurco Cos., Inc.	218,412
12,752	Huron Consulting Group, Inc.(b)	770,731
6,475	Hyster-Yale Materials Handling, Inc.	518,647
15,755	ICF International, Inc.(b)	544,650
47,881	InnerWorkings, Inc.(b)	390,230
29,956	Insperity, Inc.	955,896
14,396	Insteel Industries, Inc.	264,167
39,903	Interface, Inc.	632,463
9,594	International Shipholding Corp.	203,393
25,925	Intersections, Inc.	95,663
17,635	Jinpan International Ltd. (China)	107,221
21,336	John Bean Technologies Corp.	555,803
9,966	Kadant, Inc.	380,103
26,203	Kaman Corp.	1,048,382
70,822	Kelly Services, Inc., Class A	1,128,903
13,025	KEYW Holding Corp. (The)(b)(c)	170,627
21,581	Kforce, Inc.	429,246
33,394	Kimball International, Inc., Class B	526,623
39,982	Knight Transportation, Inc.	957,969
49,517	Knightsbridge Tankers Ltd. (Bermuda)	564,494
46,950	Knoll, Inc.	789,229
34,452	Korn/Ferry International(b)	1,013,578
65,772	Kratos Defense & Security Solutions, Inc.(b)	480,136
26,803	Landstar System, Inc.	1,772,482
52,654	Layne Christensen Co.(b)	571,296
8,239	LB Foster Co., Class A	384,349
5,122	Lindsay Corp.(c)	414,626
16,712	LMI Aerospace, Inc.(b)	218,760
9,255	LS Starrett Co. (The), Class A	138,270
32,104	LSI Industries, Inc.	229,223
15,622	Lydall, Inc.(b)	394,143
27,340	Macquarie Infrastructure Co. LLC	1,906,145
20,520	Marten Transport Ltd.	415,325
12,667	Masonite International Corp.(b)	620,810
45,809	MasTec, Inc.(b)	1,245,547
267,375	Matson, Inc.	7,205,756
19,047	McGrath RentCorp	658,074
129,334	Metalico, Inc.(b)(c)	192,708
71,429	MFC Industrial Ltd. (Canada)(c)	535,003
11,662	Middleby Corp. (The)(b)	849,693
12,209	Miller Industries, Inc.	234,291
12,498	Mistras Group, Inc.(b)	263,958
27,105	Mobile Mini, Inc.	1,023,485

Schedule of Investments(a)

22,784	MSA Safety, Inc.	$1,179,756
37,872	Mueller Industries, Inc.	1,053,978
94,882	Mueller Water Products, Inc., Class A	735,335
11,760	Multi-Color Corp.	462,991
27,115	MYR Group, Inc.(b)	672,723
9,666	National Presto Industries, Inc.(c)	619,591
57,613	Navigant Consulting, Inc.(b)	940,244
119,968	Navios Maritime Holdings, Inc.(c)	956,145
13,937	NCI Building Systems, Inc.(b)	233,584
10,506	NN, Inc.	304,674
20,454	Nordson Corp.	1,537,527
12,326	Nortek, Inc.(b)	983,245
13,035	Northwest Pipe Co.(b)	467,305
20,023	On Assignment, Inc.(b)	540,821
46,980	Orbital Sciences Corp.(b)	1,205,977
35,345	Orion Marine Group, Inc.(b)	382,079
42,691	Paragon Shipping, Inc., Class A (Greece)(b)(c)	211,320
8,345	Park-Ohio Holdings Corp.	495,359
47,942	Pike Corp.(b)	386,413
14,510	Ply Gem Holdings, Inc.(b)	120,868
26,160	PMFG, Inc.(b)(c)	135,247
34,435	Polypore International, Inc.(b)(c)	1,484,148
7,558	Powell Industries, Inc.	441,463
2,491	Preformed Line Products Co.	134,987
13,241	Primoris Services Corp.	316,195
66,951	Quad Graphics, Inc.	1,414,005
32,964	Quality Distribution, Inc.(b)	440,069
33,249	Quanex Building Products Corp.	568,225
16,565	Raven Industries, Inc.	461,667
10,193	RBC Bearings, Inc.	565,508
35,224	Resources Connection, Inc.	531,882
25,743	Rexnord Corp.(b)	692,744
21,709	Roadrunner Transportation Systems, Inc.(b)	545,764
24,131	Rollins, Inc.	683,149
10,222	RPX Corp.(b)	159,463
7,718	Rush Enterprises, Inc., Class B(b)	238,486
38,573	Rush Enterprises, Inc., Class A(b)	1,358,927
47,592	Safe Bulkers, Inc. (Greece)(c)	346,946
22,597	Saia, Inc.(b)	1,031,553
63,519	Seaspan Corp., Class A (Hong Kong)(c)	1,447,598
21,661	Simpson Manufacturing Co., Inc.	658,711
20,743	SP Plus Corp.(b)	406,563
4,955	Sparton Corp.(b)	136,956
4,971	Spirit Airlines, Inc.(b)	325,203
8,983	Standex International Corp.	592,429
42,796	Star Bulk Carriers Corp. (Greece)(b)(c)	458,345
22,888	Sterling Construction Co., Inc.(b)	203,017
6,262	Sun Hydraulics Corp.	228,438
57,278	Swift Transportation Co.(b)	1,171,335
34,252	TAL International Group, Inc.	1,513,938
13,197	Team, Inc.(b)	522,733
41,132	Tecumseh Products Co.(b)	200,313
9,572	Tennant Co.	698,277
60,867	Tetra Tech, Inc.	1,477,851
17,293	Textainer Group Holdings Ltd.(c)	632,405
12,094	Thermon Group Holdings, Inc.(b)	294,852
47,799	Titan International, Inc.(c)	713,161
49,141	Titan Machinery, Inc.(b)(c)	720,407
22,172	Toro Co. (The)	1,315,465
6,932	Trex Co., Inc.(b)	195,136
29,097	TriMas Corp.(b)	921,793
35,106	TrueBlue, Inc.(b)	947,511
9,610	Twin Disc, Inc.	277,152
8,733	UniFirst Corp.	848,935
20,429	Universal Forest Products, Inc.	894,382
9,530	US Ecology, Inc.	431,328

17,621	USA Truck, Inc.(b)	$325,988
28,929	USG Corp.(b)	765,172
26,434	Verisk Analytics, Inc., Class A(b)	1,587,097
27,753	Viad Corp.	588,919
5,952	VSE Corp.	354,561
34,918	Wabash National Corp.(b)	475,234
18,738	Wabtec Corp.	1,511,782
2,916	WageWorks, Inc.(b)	121,714
16,326	Watts Water Technologies, Inc., Class A	954,418
31,890	Wesco Aircraft Holdings, Inc.(b)	604,316
28,406	West Corp.	732,023
38,515	Woodward, Inc.	1,924,209
14,887	Xerium Technologies, Inc.(b)	193,531

		158,317,276

	Information Technology - 16.7%
5,912	3D Systems Corp.(b)(c)	296,369
40,723	ACI Worldwide, Inc.(b)	763,149
31,580	Actuate Corp.(b)	133,268
28,935	Acxiom Corp.(b)	530,089
35,135	ADTRAN, Inc.	781,402
17,049	Advanced Energy Industries, Inc.(b)	286,764
14,221	Advent Software, Inc.	461,614
21,792	Aeroflex Holding Corp.(b)	230,124
14,829	Agilysys, Inc.(b)	195,001
24,417	Alpha & Omega Semiconductor Ltd.(b)	223,416
18,319	American Software, Inc., Class A	170,550
44,117	ARRIS Group, Inc.(b)	1,507,478
17,990	Aruba Networks, Inc.(b)	321,301
3,800	Aspen Technology, Inc.(b)	165,072
212,651	Atmel Corp.(b)	1,743,738
9,147	AVG Technologies NV(b)	155,499
141,967	Aviat Networks, Inc.(b)	184,557
59,205	AVX Corp. (Japan)	805,188
101,112	Axcelis Technologies, Inc.(b)	176,946
6,648	Badger Meter, Inc.	331,735
17,932	Bankrate, Inc. (United Kingdom)(b)	302,334
2,780	Bel Fuse, Inc., Class A	64,135
11,785	Bel Fuse, Inc., Class B	278,597
20,404	Belden, Inc.	1,385,432
25,859	Black Box Corp.	535,281
17,275	Blackbaud, Inc.	634,165
22,711	Blucora, Inc.(b)	387,677
8,615	Bottomline Technologies (de), Inc.(b)	243,891
5,183	BroadSoft, Inc.(b)	126,465
55,290	Brooks Automation, Inc.	562,852
30,733	Cabot Microelectronics Corp.(b)	1,235,159
90,924	Cadence Design Systems, Inc.(b)	1,530,251
31,410	Calix, Inc.(b)	291,799
13,132	Canadian Solar, Inc. (Canada)(b)	327,775
14,411	Cardtronics, Inc.(b)	555,688
3,872	Cass Information Systems, Inc.	174,743
6,442	Cavium, Inc.(b)	300,519
69,658	CDW Corp.	2,151,736
9,746	CEVA, Inc.(b)	138,686
55,655	Checkpoint Systems, Inc.(b)	681,217
19,027	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	447,515
110,805	Ciber, Inc.(b)	386,709
22,099	Ciena Corp.(b)	431,593
42,172	Cirrus Logic, Inc.(b)	945,918
19,423	Cognex Corp.(b)	795,955
14,141	Coherent, Inc.(b)	833,046
30,892	Cohu, Inc.	344,446
30,565	CommScope Holding Co., Inc.(b)	753,122
7,001	CommVault Systems, Inc.(b)	336,188
12,218	Computer Task Group, Inc.	174,962
136,946	Compuware Corp.	1,246,209

Schedule of Investments(a)

7,450	comScore, Inc.(b)	$269,615
24,314	Comtech Telecommunications Corp.	821,813
9,901	Comverse, Inc.(b)	254,258
4,531	Concur Technologies, Inc.(b)	421,202
9,042	Constant Contact, Inc.(b)	281,477
36,861	Conversant, Inc.(b)(c)	861,442
3,291	CoStar Group, Inc.(b)	473,015
11,293	Cray, Inc.(b)	299,490
29,483	CSG Systems International, Inc.	767,737
22,465	CTS Corp.	390,666
72,271	Cypress Semiconductor Corp.(c)	730,660
39,665	Daktronics, Inc.	440,281
14,335	Datalink Corp.(b)	161,985
11,647	Dealertrack Technologies, Inc.(b)	437,578
28,225	Demand Media, Inc.(b)	153,262
36,492	Dice Holdings, Inc.(b)	334,267
31,791	Digi International, Inc.(b)	262,594
30,195	Digital River, Inc.(b)	431,487
28,413	Diodes, Inc.(b)	724,531
29,643	Dolby Laboratories, Inc., Class A(b)	1,323,264
29,648	DSP Group, Inc.(b)	262,978
10,787	DTS, Inc.(b)	195,137
331,479	EarthLink Holdings Corp.	1,306,027
25,300	Eastman Kodak Co.(b)	598,092
19,211	Ebix, Inc.(c)	241,290
18,623	Electro Rent Corp.	284,001
40,556	Electro Scientific Industries, Inc.	242,525
17,526	Electronics for Imaging, Inc.(b)	772,371
96,448	Emulex Corp.(b)	567,114
11,149	EnerNOC, Inc.(b)	199,790
68,217	Entegris, Inc.(b)	783,813
77,555	Entropic Communications, Inc.(b)	216,378
4,296	EPAM Systems, Inc.(b)	166,083
26,336	EPIQ Systems, Inc.	379,765
5,845	ePlus, Inc.(b)	319,663
32,850	Euronet Worldwide, Inc.(b)	1,643,814
16,711	EVERTEC, Inc.	373,658
15,441	Exar Corp.(b)	148,697
13,411	ExlService Holdings, Inc.(b)	376,179
42,798	Extreme Networks, Inc.(b)	201,151
21,016	Fabrinet (Thailand)(b)	390,898
13,761	FactSet Research Systems, Inc.	1,653,109
13,873	Fair Isaac Corp.	792,842
6,220	FARO Technologies, Inc.(b)	314,919
8,754	FEI Co.	670,556
41,573	Finisar Corp.(b)	820,235
9,797	FleetCor Technologies, Inc.(b)	1,300,944
39,522	FormFactor, Inc.(b)	266,773
8,991	Forrester Research, Inc.	347,772
23,349	Fortinet, Inc.(b)	573,218
35,625	Freescale Semiconductor Ltd.(b)	713,213
17,838	Gartner, Inc.(b)	1,220,476
37,812	Global Cash Access Holdings, Inc.(b)	316,486
25,366	GSI Group, Inc.(b)	292,470
58,759	GT Advanced Technologies, Inc.(b)(c)	813,225
3,020	Guidewire Software, Inc.(b)	122,310
32,146	Hackett Group, Inc. (The)	192,876
101,227	Harmonic, Inc.(b)	607,362
26,079	Heartland Payment Systems, Inc.	1,238,752
12,923	Hollysys Automation Technologies Ltd. (China)(b)	285,340
76,416	Hutchinson Technology, Inc.(b)	169,644
23,387	IAC/InterActiveCorp.	1,571,606
6,826	iGATE Corp.(b)	243,552
48,702	II-VI, Inc.(b)	668,191
40,812	Imation Corp.(b)	131,415
45,782	Infinera Corp.(b)	421,194

30,519	Informatica Corp.(b)	$968,063
64,985	Integrated Device Technology, Inc.(b)	933,185
26,909	Integrated Silicon Solution, Inc.	393,410
1,935	Interactive Intelligence Group, Inc.(b)	87,791
32,171	InterDigital, Inc.	1,418,419
41,922	Internap Network Services Corp.(b)	302,258
54,809	International Rectifier Corp.(b)	1,361,456
120,398	Intersil Corp., Class A	1,544,706
13,381	InterXion Holding NV (Netherlands)(b)	363,963
21,362	Intralinks Holdings, Inc.(b)	171,323
8,024	InvenSense, Inc.(b)(c)	184,632
7,234	IPG Photonics Corp.(b)	487,210
32,375	Ixia(b)	346,412
17,087	IXYS Corp.	195,134
15,737	j2 Global, Inc.	769,854
22,937	Jack Henry & Associates, Inc.	1,338,374
116,802	JDS Uniphase Corp.(b)	1,386,440
81,778	Kemet Corp.(b)	403,166
15,870	Key Tronic Corp.(b)	168,222
79,046	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,076,607
54,116	Lattice Semiconductor Corp.(b)	370,153
3,875	LinkedIn Corp., Class A(b)	699,980
40,408	Lionbridge Technologies, Inc.(b)	231,538
12,839	Liquidity Services, Inc.(b)(c)	173,198
8,001	Littelfuse, Inc.	695,447
12,054	LivePerson, Inc.(b)	141,996
4,146	LogMeIn, Inc.(b)	168,784
48,148	Magnachip Semiconductor Corp. (South Korea)(b)	674,553
11,095	Manhattan Associates, Inc.(b)	325,749
45,080	ManTech International Corp., Class A	1,217,160
15,846	MAXIMUS, Inc.	655,391
6,320	Measurement Specialties, Inc.(b)	543,457
15,454	Mellanox Technologies Ltd. (Israel)(b)	643,659
65,811	Mentor Graphics Corp.	1,299,767
3,042	MercadoLibre, Inc. (Argentina)	281,385
34,330	Mercury Systems, Inc.(b)	379,346
14,824	Methode Electronics, Inc.	474,072
31,888	Micrel, Inc.	333,548
31,050	MICROS Systems, Inc.(b)	2,099,911
53,751	Microsemi Corp.(b)	1,288,949
3,100	MicroStrategy, Inc., Class A(b)	443,703
33,938	MKS Instruments, Inc.	1,078,550
102,532	ModusLink Global Solutions, Inc.(b)(c)	382,444
15,351	MoneyGram International, Inc.(b)	221,822
8,713	Monolithic Power Systems, Inc.	359,324
141,652	Monster Worldwide, Inc.(b)	920,738
14,707	Move, Inc.(b)	214,722
6,942	MTS Systems Corp.	458,172
13,838	Multi-Fineline Electronix, Inc. (Singapore)(b)	135,059
86,573	Nam Tai Property, Inc. (China)(c)	617,265
10,539	Nanometrics, Inc.(b)	163,987
44,220	National Instruments Corp.	1,407,965
52,040	Net 1 UEPS Technologies, Inc. (South Africa)(b)	554,226
34,691	NETGEAR, Inc.(b)	1,086,175
14,957	NetScout Systems, Inc.(b)	636,121
40,021	NeuStar, Inc., Class A(b)(c)	1,114,985
27,484	Newport Corp.(b)	475,748
20,754	NIC, Inc.	350,120
80,309	Novatel Wireless, Inc.(b)	150,981
80,006	Oclaro, Inc.(b)	148,811
65,680	OmniVision Technologies, Inc.(b)	1,471,232
17,390	Oplink Communications, Inc.(b)	331,453
41,545	Orbotech Ltd. (Israel)(b)	670,121

Schedule of Investments(a)

10,748	OSI Systems, Inc.(b)	$712,592
20,896	Park Electrochemical Corp.	588,431
13,854	PC Connection, Inc.	283,037
7,016	Pegasystems, Inc.	149,932
15,975	Perficient, Inc.(b)	271,415
27,402	Pericom Semiconductor Corp.(b)	241,960
92,495	Photronics, Inc.(b)	737,185
20,496	Plantronics, Inc.	962,697
38,668	Plexus Corp.(b)	1,520,812
131,783	PMC - Sierra, Inc.(b)	886,900
6,323	Power Integrations, Inc.	340,367
28,275	PRGX Global, Inc.(b)	170,215
37,845	Progress Software Corp.(b)	877,247
37,984	PTC, Inc.(b)	1,365,905
9,206	QLIK Technologies, Inc.(b)	243,591
103,061	QLogic Corp.(b)	937,855
387,828	Quantum Corp.(b)(c)	484,785
47,435	QuinStreet, Inc.(b)	236,701
36,928	Rackspace Hosting, Inc.(b)	1,118,549
70,619	Radisys Corp.(b)	228,806
15,613	Radware Ltd. (Israel)(b)	255,897
28,772	Rambus, Inc.(b)	331,166
16,584	RealD, Inc.(b)	175,293
33,656	RealNetworks, Inc.(b)	253,093
9,618	RealPage, Inc.(b)	154,898
153,534	RF Micro Devices, Inc.(b)	1,713,439
47,135	Riverbed Technology, Inc.(b)	843,716
31,585	Rofin-Sinar Technologies, Inc.(b)	689,501
9,560	Rogers Corp.(b)	548,362
13,927	Rosetta Stone, Inc.(b)	134,256
13,929	Rubicon Technology, Inc.(b)(c)	104,885
23,621	Rudolph Technologies, Inc.(b)	217,549
45,408	Sapient Corp.(b)	670,222
45,281	ScanSource, Inc.(b)	1,621,513
21,755	Seachange International, Inc.(b)	162,945
30,899	Semtech Corp.(b)	689,975
19,378	ShoreTel, Inc.(b)	119,756
42,384	Sigma Designs, Inc.(b)	179,708
21,734	Silicon Graphics International Corp.(b)	206,690
30,789	Silicon Image, Inc.(b)	153,637
16,199	Silicon Laboratories, Inc.(b)	659,785
14,792	SINA Corp. (China)(b)	715,785
18,222	Sohu.com, Inc. (China)(b)	1,033,552
10,307	SolarWinds, Inc.(b)	424,030
17,653	Solera Holdings, Inc.	1,129,792
71,541	Sonus Networks, Inc.(b)	252,540
74,926	Spansion, Inc., Class A(b)	1,421,346
51,585	Speed Commerce, Inc.(b)	160,429
26,002	SS&C Technologies Holdings, Inc.(b)	1,126,147
144,339	STR Holdings, Inc.(b)	183,311
7,881	Stratasys Ltd.(b)(c)	792,356
18,458	SunPower Corp. (France)(b)(c)	677,962
24,183	Super Micro Computer, Inc.(b)	632,869
50,065	Sykes Enterprises, Inc.(b)	1,036,346
10,049	Synaptics, Inc.(b)	725,839
9,721	Synchronoss Technologies, Inc.(b)	392,826
5,373	Syntel, Inc.(b)	464,066
66,539	Take-Two Interactive Software, Inc.(b)	1,489,143
101,416	TeleCommunication Systems, Inc., Class A(b)	319,460
21,702	TeleTech Holdings, Inc.(b)	597,456
6,622	Tessco Technologies, Inc.	201,971
34,814	Tessera Technologies, Inc.	884,624
65,807	TIBCO Software, Inc.(b)	1,270,075
21,642	TiVo, Inc.(b)	291,301
93,975	TriQuint Semiconductor, Inc.(b)	1,689,671
106,036	TTM Technologies, Inc.(b)	796,330

3,728	Tyler Technologies, Inc.(b)	$338,241
1,433	Ultimate Software Group, Inc. (The)(b)	193,326
15,019	Ultra Clean Holdings, Inc.(b)	130,215
15,415	Ultratech, Inc.(b)	365,027
116,360	United Online, Inc.	1,246,216
6,593	Universal Display Corp.(b)(c)	202,141
41,350	Vantiv, Inc., Class A(b)	1,355,453
29,540	Veeco Instruments, Inc.(b)	1,025,333
15,867	Verint Systems, Inc.(b)	744,797
25,194	VeriSign, Inc.(b)	1,361,736
19,002	ViaSat, Inc.(b)	1,111,047
8,294	Virtusa Corp.(b)	259,436
16,955	Vishay Precision Group, Inc.(b)	244,661
13,384	Vistaprint NV(b)(c)	659,296
12,712	VMware, Inc., Class A(b)	1,263,064
14,073	WebMD Health Corp.(b)(c)	701,258
13,950	WEX, Inc.(b)	1,505,484
1,823	Workday, Inc., Class A(b)	152,840
27,633	Xcerra Corp.(b)	258,369
12,415	XO Group, Inc.(b)	138,676
33,634	Yandex NV, Class A (Russia)(b)	1,018,438
21,921	Zebra Technologies Corp., Class A(b)	1,755,214
227,110	Zynga, Inc., Class A(b)	663,161

		160,966,169

	Materials - 6.0%
38,503	A. Schulman, Inc.	1,530,109
26,163	A.M. Castle & Co.(b)(c)	216,630
10,157	AEP Industries, Inc.(b)	413,898
85,288	Allied Nevada Gold Corp.(b)(c)	266,951
8,852	American Vanguard Corp.	112,332
15,227	Ampco-Pittsburgh Corp.	307,129
42,837	Axiall Corp.	1,834,709
7,860	Balchem Corp.	393,000
42,269	Boise Cascade Co.(b)	1,189,872
4,347	Caesarstone Sdot-Yam Ltd. (Israel)	188,486
32,154	Calgon Carbon Corp.(b)	681,665
28,038	Carpenter Technology Corp.	1,517,977
86,995	Century Aluminum Co.(b)	1,635,506
67,395	China Green Agriculture, Inc. (China)(b)(c)	131,420
22,087	Clearwater Paper Corp.(b)	1,493,081
37,315	Constellium NV, Class A (Netherlands)(b)	1,081,389
3,363	Deltic Timber Corp.	205,479
10,968	Eagle Materials, Inc.	996,114
84,972	Ferro Corp.(b)	1,065,549
9,770	Flotek Industries, Inc.(b)	281,864
15,936	FutureFuel Corp.	251,151
29,431	Globe Specialty Metals, Inc.	560,072
28,020	Gold Resource Corp.(c)	147,946
165,906	Golden Minerals Co.(b)(c)	197,428
87,025	Gulf Resources, Inc. (China)(b)(c)	174,050
28,828	H.B. Fuller Co.	1,287,170
9,812	Handy & Harman Ltd.(b)	220,770
10,209	Hawkins, Inc.	349,658
10,191	Haynes International, Inc.	507,512
39,552	Headwaters, Inc.(b)	422,811
278,529	Hecla Mining Co.(c)	880,152
27,886	Horsehead Holding Corp.(b)	522,305
21,645	Innophos Holdings, Inc.	1,308,007
12,987	Innospec, Inc.	522,207
59,259	Intrepid Potash, Inc.(b)(c)	877,626
19,931	Kaiser Aluminum Corp.	1,539,072
28,503	KapStone Paper and Packaging Corp.(b)	847,679
24,179	Koppers Holdings, Inc.	871,169
46,457	Kraton Performance Polymers, Inc.(b)	957,479
31,209	Kronos Worldwide, Inc.	465,326
29,689	Landec Corp.(b)	362,503
52,599	Louisiana-Pacific Corp.(b)	712,190

Schedule of Investments(a)

16,667	LSB Industries, Inc.(b)	$641,846
26,582	Materion Corp.	858,864
151,948	McEwen Mining, Inc.(b)(c)	433,052
23,357	Mercer International, Inc.(b)	232,636
20,845	Minerals Technologies, Inc.	1,210,469
123,965	Molycorp, Inc.(b)(c)	259,087
23,671	Myers Industries, Inc.	437,440
11,955	Neenah Paper, Inc.	593,207
142,545	Noranda Aluminum Holding Corp.	630,049
21,191	Olympic Steel, Inc.	464,719
53,703	OM Group, Inc.	1,518,184
59,220	OMNOVA Solutions, Inc.(b)	477,905
43,006	P.H. Glatfelter Co.	1,023,543
12,226	Penford Corp.(b)	150,135
43,241	PolyOne Corp.	1,640,996
8,358	Quaker Chemical Corp.	590,158
137,192	Rentech, Inc.(b)	297,707
18,553	Royal Gold, Inc.	1,402,050
30,080	RTI International Metals, Inc.(b)	747,789
19,901	Schweitzer-Mauduit International, Inc.	812,558
27,073	Scotts Miracle-Gro Co. (The), Class A	1,440,284
15,883	Stepan Co.	764,290
101,230	Stillwater Mining Co.(b)	1,812,017
67,134	SunCoke Energy, Inc.(b)	1,532,669
13,242	Taminco Corp.(b)	276,758
20,798	Tredegar Corp.	406,393
57,120	Tronox Ltd., Class A	1,515,965
7,979	Universal Stainless & Alloy Products, Inc.(b)	230,035
7,651	US Concrete, Inc.(b)	195,789
19,245	US Silica Holdings, Inc.	1,081,954
145,030	Verso Paper Corp.(b)(c)	456,844
43,397	Wausau Paper Corp.	437,008
17,255	Westlake Chemical Corp.	1,507,914
40,262	Worthington Industries, Inc.	1,540,022
24,072	Zep, Inc.	375,282

		57,523,061

	Telecommunication Services - 1.3%
230,928	Alaska Communications Systems Group, Inc.(b)(c)	424,908
8,260	Atlantic Tele-Network, Inc.	483,293
8,627	Cogent Communications Group, Inc.	299,443
59,693	Consolidated Communications Holdings, Inc.(c)	1,335,929
17,494	Enventis Corp.	286,552
59,958	FairPoint Communications, Inc.(b)(c)	875,387
64,355	General Communication, Inc., Class A(b)	710,479
9,270	Hawaiian Telcom Holdco, Inc.(b)	261,414
24,368	IDT Corp., Class B	379,897
37,783	Inteliquent, Inc.	400,878
43,168	Intelsat SA (United Kingdom)(b)	800,335
85,948	Iridium Communications, Inc.(b)(c)	703,055
17,089	Lumos Networks Corp.	262,145
53,651	NTELOS Holdings Corp.(c)	645,958
49,844	Premiere Global Services, Inc.(b)	652,956
16,142	SBA Communications Corp., Class A(b)	1,726,064
16,878	Shenandoah Telecommunications Co.	467,689
46,471	Spok Holdings, Inc.	695,671
29,687	United States Cellular Corp.(b)	1,160,465
117,911	Vonage Holdings Corp.(b)	410,330

		12,982,848

	Utilities - 1.6%
29,596	American States Water Co.	904,158
6,767	Artesian Resources Corp., Class A	147,453
41,329	California Water Service Group	941,061
8,925	Chesapeake Utilities Corp.	580,928
8,111	Connecticut Water Service, Inc.	258,660

13,272	Consolidated Water Co. Ltd. (Cayman Islands)(c)	$137,896
39,579	El Paso Electric Co.	1,458,486
60,565	Empire District Electric Co. (The)(c)	1,484,448
14,933	Genie Energy Ltd., Class B(b)	103,486
33,881	Laclede Group, Inc. (The)	1,591,729
30,739	MGE Energy, Inc.	1,156,401
16,321	Middlesex Water Co.	331,643
40,103	Northwest Natural Gas Co.	1,733,252
6,516	NRG Yield, Inc., Class A(c)	340,461
13,387	Ormat Technologies, Inc. (Israel)	345,251
39,121	Otter Tail Corp.	1,093,823
6,407	Pattern Energy Group, Inc.	198,553
13,732	SJW Corp.	368,155
27,501	South Jersey Industries, Inc.	1,473,228
17,449	Unitil Corp.	558,368
9,091	York Water Co. (The)	173,003

		15,380,443

	Total Common Stocks and Other Equity Interests (Cost $856,709,200)	962,993,423

	Warrant - 0.0%
	Energy - 0.0%
4,742	Magnum Hunter Corp., expiring 05/15/16 (Cost $0)	0

	Money Market Fund - 0.0%
335,436	Invesco Premier Portfolio – Institutional Class(d) (Cost $335,436)	335,436

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $857,044,636)-100.0%	963,328,859

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.9%
56,387,441	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $56,387,441)	56,387,441

	Total Investments (Cost $913,432,077)(f)-105.9%	1,019,716,300
	Other assets less liabilities-(5.9%)	(56,716,242)

	Net Assets-100.0%	$963,000,058

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

Schedule of Investments(a)

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$53,863,380	$(53,863,380)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $929,139,468. The net unrealized appreciation was $90,576,832, which consisted of aggregate gross unrealized appreciation of $151,820,644 and aggregate gross unrealized depreciation of $61,243,812.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 28.5%
172,956	Comcast Corp., Class A	$9,292,926
65,962	DISH Network Corp., Class A(b)	4,080,409
171,052	Hilton Worldwide Holdings, Inc.(b)	4,141,169
112,528	Home Depot, Inc. (The)	9,097,889
50,563	Las Vegas Sands Corp.	3,734,077
40,996	Michael Kors Holdings Ltd.(b)	3,340,354
117,386	NIKE, Inc., Class B	9,053,982
7,062	Priceline Group, Inc. (The)(b)	8,774,182
57,792	Time Warner, Inc.	4,797,892
61,399	VF Corp.	3,761,917
107,464	Walt Disney Co. (The)	9,229,008
17,996	Wynn Resorts Ltd.	3,836,747
50,047	Yum! Brands, Inc.	3,473,262

		76,613,814

	Consumer Staples - 10.7%
33,350	Costco Wholesale Corp.	3,919,959
115,276	CVS Caremark Corp.	8,802,476
50,500	Estee Lauder Cos., Inc. (The), Class A	3,709,730
102,848	Mondelez International, Inc., Class A	3,702,528
125,547	Walgreen Co.	8,633,867

		28,768,560

	Energy - 11.0%
54,866	Baker Hughes, Inc.	3,773,135
27,567	Continental Resources, Inc.(b)	4,046,284
75,925	Energy Transfer Equity LP	4,129,561
36,571	EOG Resources, Inc.	4,002,330
59,856	Halliburton Co.	4,129,466
86,775	Schlumberger Ltd.	9,405,542

		29,486,318

	Financials - 7.4%
153,477	Charles Schwab Corp. (The)	4,258,987
76,968	Marsh & McLennan Cos., Inc.	3,907,665
47,321	McGraw-Hill Financial, Inc.	3,796,091
45,233	Moody’s Corp.	3,935,271
125,378	Morgan Stanley	4,054,724

		19,952,738

	Health Care - 11.6%
18,290	Actavis PLC(b)	3,918,815
23,105	Allergan, Inc.	3,832,195
28,266	Biogen Idec, Inc.(b)	9,451,868
111,170	Gilead Sciences, Inc.(b)	10,177,614
20,400	McKesson Corp.	3,913,944

		31,294,436

	Industrials - 15.4%
63,334	3M Co.	8,923,127
96,347	American Airlines Group, Inc.	3,743,081
25,300	Cummins, Inc.	3,526,567
44,707	Illinois Tool Works, Inc.	3,682,516
146,283	Southwest Airlines Co.	4,136,883
90,612	Union Pacific Corp.	8,908,066

86,911	United Parcel Service, Inc., Class B	$8,438,189

		41,358,429

	Information Technology - 12.6%
59,952	Adobe Systems, Inc.(b)	4,143,283
79,597	Cognizant Technology Solutions Corp., Class A(b)	3,904,233
15,790	Google, Inc., Class A(b)	9,151,094
48,797	Intuit, Inc.	3,999,890
40,043	SanDisk Corp.	3,672,344
42,025	Visa, Inc., Class A	8,867,695

		33,738,539

	Materials - 2.8%
19,195	PPG Industries, Inc.	3,807,520
29,257	Praxair, Inc.	3,748,992

		7,556,512

	Total Common Stocks and Other Equity Interests (Cost $244,797,807)	268,769,346

	Money Market Fund - 0.1%
162,111	Invesco Premier Portfolio – Institutional Class(c) (Cost $162,111)	162,111

	Total Investments (Cost $244,959,918)(d)- 100.1%	268,931,457
	Other assets less liabilities-(0.1)%	(119,524)

	Net Assets-100.0%	$268,811,933

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $245,336,955. The net unrealized appreciation was $23,594,502, which consisted of aggregate gross unrealized appreciation of $28,007,281 and aggregate gross unrealized depreciation of $4,412,779.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 1.3%
202,338	Macy’s, Inc.	$11,693,113

	Consumer Staples - 6.1%
269,642	Archer-Daniels-Midland Co.	12,511,389
253,826	Kroger Co. (The)	12,432,398
368,299	Wal-Mart Stores, Inc.	27,099,440

		52,043,227

	Energy - 19.9%
446,067	Chesapeake Energy Corp.	11,762,787
230,272	Chevron Corp.	29,760,353
353,703	ConocoPhillips	29,180,497
281,253	Exxon Mobil Corp.	27,827,172
132,722	Hess Corp.	13,136,824
330,544	Marathon Oil Corp.	12,808,580
135,557	Marathon Petroleum Corp.	11,316,298
121,559	Occidental Petroleum Corp.	11,877,530
142,910	Phillips 66	11,591,430
216,196	Valero Energy Corp.	10,982,757

		170,244,228

	Financials - 19.5%
116,837	ACE Ltd.	11,695,384
197,906	Aflac, Inc.	11,822,904
207,999	Allstate Corp. (The)	12,157,542
224,111	American International Group, Inc.	11,649,290
153,601	Capital One Financial Corp.	12,217,424
204,932	Discover Financial Services	12,513,148
508,808	JPMorgan Chase & Co.	29,342,957
237,926	MetLife, Inc.	12,514,908
147,484	Prudential Financial, Inc.	12,826,683
129,672	Travelers Cos., Inc. (The)	11,613,424
556,811	Wells Fargo & Co.	28,341,680

		166,695,344

	Health Care - 13.5%
156,260	Aetna, Inc.	12,114,838
171,573	Cardinal Health, Inc.	12,293,205
134,969	Cigna Corp.	12,152,609
97,361	Humana, Inc.	11,454,522
488,676	Merck & Co., Inc.	27,727,476
954,255	Pfizer, Inc.	27,387,118
111,834	WellPoint, Inc.	12,280,492

		115,410,260

	Industrials - 11.4%
118,529	Caterpillar, Inc.	11,941,797
303,631	Delta Air Lines, Inc.	11,374,017
102,585	General Dynamics Corp.	11,978,850
1,055,417	General Electric Co.	26,543,738
74,045	Lockheed Martin Corp.	12,363,294
99,689	Northrop Grumman Corp.	12,288,663
124,190	Raytheon Co.	11,272,726

		97,763,085

	Information Technology - 17.5%
312,664	Apple, Inc.	29,881,298
1,148,438	Cisco Systems, Inc.	28,975,091

361,725	Hewlett-Packard Co.	$12,881,027
1,034,942	Intel Corp.	35,074,184
153,371	International Business Machines Corp.	29,396,620
137,931	Western Digital Corp.	13,769,652

		149,977,872

	Materials - 1.5%
121,702	LyondellBasell Industries NV, Class A	12,930,837

	Telecommunication Services - 6.6%
797,141	AT&T, Inc.	28,370,248
565,949	Verizon Communications, Inc.	28,535,149

		56,905,397

	Utilities - 2.7%
227,132	American Electric Power Co., Inc.	11,808,593
311,032	Public Service Enterprise Group, Inc.	10,938,995

		22,747,588

	Total Investments (Cost $743,629,597)(b) -100.0%	856,410,951
	Other assets less liabilities-0.0%	416,977

	Net Assets-100.0%	$856,827,928

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $747,636,783. The net unrealized appreciation was $108,774,168, which consisted of aggregate gross unrealized appreciation of $117,128,499 and aggregate gross unrealized depreciation of $8,354,331.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Large Core Portfolio (PXLC)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.1%
3,279	CBS Corp., Class B	$186,345
4,234	DIRECTV(b)	364,336
56,054	Ford Motor Co.	954,039
24,744	General Motors Co.	836,842
10,983	Home Depot, Inc. (The)	887,975
6,850	Johnson Controls, Inc.	323,594
3,542	L Brands, Inc.	205,330
8,594	McDonald’s Corp.	812,649
2,219	Omnicom Group, Inc.	155,308
2,438	Time Warner Cable, Inc.	353,754
12,038	Twenty-First Century Fox, Inc., Class A	381,364

		5,461,536

	Consumer Staples - 13.4%
13,538	Archer-Daniels-Midland Co.	628,163
5,671	Colgate-Palmolive Co.	359,541
13,253	CVS Caremark Corp.	1,011,999
6,238	General Mills, Inc.	312,836
3,853	Lorillard, Inc.	233,029
14,436	PepsiCo, Inc.	1,271,812
14,049	Philip Morris International, Inc.	1,152,158
8,415	Walgreen Co.	578,700

		5,548,238

	Energy - 6.6%
4,208	Anadarko Petroleum Corp.	449,625
5,295	Apache Corp.	543,585
4,349	Marathon Petroleum Corp.	363,055
8,364	Occidental Petroleum Corp.	817,246
6,637	Spectra Energy Corp.	271,586
5,099	Williams Cos., Inc. (The)	288,756

		2,733,853

	Financials - 16.6%
3,606	ACE Ltd.	360,961
5,445	Aflac, Inc.	325,284
6,921	American Express Co.	609,048
29,201	Annaly Capital Management, Inc. REIT	324,131
18,178	Berkshire Hathaway, Inc., Class B(b)	2,280,066
7,783	Capital One Financial Corp.	619,060
4,166	Marsh & McLennan Cos., Inc.	211,508
6,489	PNC Financial Services Group, Inc. (The)	535,732
7,073	Prudential Financial, Inc.	615,139
3,917	State Street Corp.	275,913
17,868	U.S. Bancorp	750,992

		6,907,834

	Health Care - 15.5%
6,095	AbbVie, Inc.	319,012
4,294	Aetna, Inc.	332,914
5,267	AmerisourceBergen Corp.	405,085
4,282	Baxter International, Inc.	319,823
12,916	Bristol-Myers Squibb Co.	653,808
23,146	Johnson & Johnson	2,316,683
3,338	McKesson Corp.	640,429
8,545	Medtronic, Inc.	527,568

11,323	UnitedHealth Group, Inc.	$917,729

		6,433,051

	Industrials - 15.9%
4,894	3M Co.	689,516
5,198	Boeing Co. (The)	626,255
7,088	Caterpillar, Inc.	714,116
9,675	CSX Corp.	289,476
4,079	Deere & Co.	347,164
6,946	Emerson Electric Co.	442,113
2,849	FedEx Corp.	418,461
5,177	Honeywell International, Inc.	475,404
3,807	Illinois Tool Works, Inc.	313,583
2,514	Lockheed Martin Corp.	419,762
3,073	Norfolk Southern Corp.	312,401
3,044	PACCAR, Inc.	189,550
5,803	United Parcel Service, Inc., Class B	563,413
7,523	United Technologies Corp.	791,043

		6,592,257

	Information Technology - 11.0%
63,356	Intel Corp.	2,147,135
8,916	International Business Machines Corp.	1,708,930
6,624	Micron Technology, Inc.(b)	202,363
7,414	Texas Instruments, Inc.	342,898
4,787	Yahoo!, Inc.(b)	171,422

		4,572,748

	Materials - 4.1%
1,755	Air Products & Chemicals, Inc.	231,572
8,509	E.I. du Pont de Nemours & Co.	547,214
4,002	Mosaic Co. (The)	184,532
11,609	Newmont Mining Corp.	289,180
960	PPG Industries, Inc.	190,426
1,933	Praxair, Inc.	247,695

		1,690,619

	Utilities - 3.8%
12,662	AES Corp. (The)	184,992
9,373	Duke Energy Corp.	676,074
4,544	NextEra Energy, Inc.	426,636
9,050	PPL Corp.	298,560

		1,586,262

	Total Common Stocks and Other Equity Interests (Cost $35,018,544)	41,526,398

	Money Market Fund - 0.1%
42,980	Invesco Premier Portfolio – Institutional Class(c) (Cost $42,980)	42,980

	Total Investments (Cost $35,061,524)(d)-100.1%	41,569,378
	Other assets less liabilities-(0.1)%	(25,040)

	Net Assets-100.0%	$41,544,338

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

Schedule of Investments(a)

(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $35,142,550. The net unrealized appreciation was $6,426,828, which consisted of aggregate gross unrealized appreciation of $6,673,839 and aggregate gross unrealized depreciation of $247,011.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Large Growth Portfolio (PXLG)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.7%
3,134	Amazon.com, Inc.(b)	$980,911
81,749	Comcast Corp., Class A	4,392,374
14,540	NIKE, Inc., Class B	1,121,470
14,299	TJX Cos., Inc. (The)	761,994
9,802	Viacom, Inc., Class B	810,331
35,628	Walt Disney Co. (The)	3,059,733
11,066	Yum! Brands, Inc.	767,980

		11,894,793

	Consumer Staples - 7.4%
132,188	Coca-Cola Co. (The)	5,193,666
19,185	Costco Wholesale Corp.	2,255,005
14,159	Kraft Foods Group, Inc.	758,710

		8,207,381

	Energy - 11.9%
18,599	Baker Hughes, Inc.	1,279,053
10,340	EOG Resources, Inc.	1,131,610
25,315	Halliburton Co.	1,746,482
24,174	Kinder Morgan, Inc.	869,780
16,425	National Oilwell Varco, Inc.	1,331,082
38,151	Phillips 66	3,094,428
34,631	Schlumberger Ltd.	3,753,654

		13,206,089

	Financials - 11.6%
3,310	BlackRock, Inc.	1,008,656
14,371	CME Group, Inc.	1,062,592
14,111	Discover Financial Services	861,618
6,089	Simon Property Group, Inc. REIT	1,024,109
3,045	Washington Prime Group, Inc. REIT(b)	57,520
174,727	Wells Fargo & Co.	8,893,604

		12,908,099

	Health Care - 13.8%
12,961	Amgen, Inc.	1,651,102
10,681	Cigna Corp.	961,717
13,882	Covidien PLC	1,200,932
28,305	Express Scripts Holding Co.(b)	1,971,443
11,885	Gilead Sciences, Inc.(b)	1,088,072
10,081	Humana, Inc.	1,186,030
114,394	Merck & Co., Inc.	6,490,715
6,702	Thermo Fisher Scientific, Inc.	814,293

		15,364,304

	Industrials - 3.6%
5,059	Cummins, Inc.	705,174
11,854	Danaher Corp.	875,774
4,106	NOW, Inc.(b)	132,172
22,500	Union Pacific Corp.	2,211,975

		3,925,095

	Information Technology - 35.7%
15,301	Accenture PLC, Class A	1,213,063
96,068	Apple, Inc.	9,181,219
12,561	Automatic Data Processing, Inc.	1,021,335
153,046	Cisco Systems, Inc.	3,861,350
59,801	Corning, Inc.	1,175,090

22,679	eBay, Inc.(b)	$1,197,451
66,300	EMC Corp.	1,942,590
3,286	Google, Inc., Class A(b)	1,904,401
3,286	Google, Inc., Class C(b)	1,878,278
224,514	Microsoft Corp.	9,690,024
76,423	Oracle Corp.	3,086,725
32,554	QUALCOMM, Inc.	2,399,230
5,359	Visa, Inc., Class A	1,130,803

		39,681,559

	Materials - 3.2%
21,379	LyondellBasell Industries NV, Class A	2,271,519
11,419	Monsanto Co.	1,291,374

		3,562,893

	Telecommunication Services - 2.1%
57,718	CenturyLink, Inc.	2,264,854

	Total Common Stocks and Other Equity Interests (Cost $90,067,056)	111,015,067

	Money Market Fund - 0.1%
137,315	Invesco Premier Portfolio – Institutional Class(c) (Cost $137,315)	137,315

	Total Investments (Cost $90,204,371)(d)-100.1%	111,152,382
	Other assets less liabilities-(0.1)%	(74,177)

	Net Assets-100.0%	$111,078,205

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $90,334,678. The net unrealized appreciation was $20,817,704, which consisted of aggregate gross unrealized appreciation of $21,058,137 and aggregate gross unrealized depreciation of $240,433.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Large Value Portfolio (PXLV)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 4.6%
5,243	Best Buy Co., Inc.	$155,874
2,917	Carnival Corp.	105,654
1,634	Kohl’s Corp.	87,484
5,341	Lowe’s Cos., Inc.	255,567
2,253	Macy’s, Inc.	130,201
8,537	Staples, Inc.	98,944
5,742	Target Corp.	342,166
4,361	Time Warner, Inc.	362,050
549	Time, Inc.(b)	13,231

		1,551,171

	Consumer Staples - 11.8%
11,022	Altria Group, Inc.	447,493
1,946	Bunge Ltd.	153,423
3,150	ConAgra Foods, Inc.	94,909
1,780	Kellogg Co.	106,497
1,701	Kimberly-Clark Corp.	176,683
6,105	Kroger Co. (The)	299,023
12,116	Mondelez International, Inc., Class A	436,176
13,030	Procter & Gamble Co. (The)	1,007,480
1,932	Reynolds American, Inc.	107,902
3,925	Safeway, Inc.	135,256
4,634	Sysco Corp.	165,387
11,886	Wal-Mart Stores, Inc.	874,572

		4,004,801

	Energy - 22.0%
4,412	Chesapeake Energy Corp.	116,344
16,269	Chevron Corp.	2,102,606
14,100	ConocoPhillips	1,163,250
2,587	Devon Energy Corp.	195,319
29,154	Exxon Mobil Corp.	2,884,497
2,427	Hess Corp.	240,224
7,623	Marathon Oil Corp.	295,391
2,205	Murphy Oil Corp.	136,997
315	Seventy Seven Energy, Inc.(b)	7,065
6,601	Valero Energy Corp.	335,331

		7,477,024

	Financials - 23.5%
3,420	Allstate Corp. (The)	199,899
9,313	American International Group, Inc.	484,090
94,807	Bank of America Corp.	1,445,807
7,389	Bank of New York Mellon Corp. (The)	288,467
4,718	BB&T Corp.	174,660
1,675	Chubb Corp. (The)	145,239
22,450	Citigroup, Inc.	1,098,030
5,029	Fifth Third Bancorp	102,994
5,481	Genworth Financial, Inc., Class A(b)	71,801
2,781	Goldman Sachs Group, Inc. (The)	480,752
4,750	Hartford Financial Services Group, Inc. (The)	162,260
27,382	JPMorgan Chase & Co.	1,579,120
6,286	KeyCorp	85,112
1,770	Lincoln National Corp.	92,730
2,504	Loews Corp.	105,494

6,473	MetLife, Inc.	$340,480
9,142	Morgan Stanley	295,652
3,809	Progressive Corp. (The)	89,283
10,238	Regions Financial Corp.	103,813
4,039	SunTrust Banks, Inc.	153,684
3,390	Travelers Cos., Inc. (The)	303,608
6,592	Weyerhaeuser Co. REIT	206,461

		8,009,436

	Health Care - 8.4%
11,956	Abbott Laboratories	503,587
3,644	Cardinal Health, Inc.	261,092
5,719	Eli Lilly & Co.	349,202
4,687	HCA Holdings, Inc.(b)	306,108
38,574	Pfizer, Inc.	1,107,074
3,126	WellPoint, Inc.	343,266

		2,870,329

	Industrials - 7.0%
1,731	General Dynamics Corp.	202,129
63,787	General Electric Co.	1,604,243
1,435	Northrop Grumman Corp.	176,892
1,643	Raytheon Co.	149,135
2,528	Tyco International Ltd.	109,083
53	Veritiv Corp.(b)	2,116
3,139	Waste Management, Inc.	140,910

		2,384,508

	Information Technology - 2.7%
4,620	Applied Materials, Inc.	96,835
644	Blackhawk Network Holdings, Inc., Class B(b)	17,961
18,764	Hewlett-Packard Co.	668,186
10,697	Xerox Corp.	141,843

		924,825

	Materials - 3.2%
11,693	Alcoa, Inc.	191,648
6,747	Dow Chemical Co. (The)	344,569
7,557	Freeport-McMoRan Copper & Gold, Inc.	281,272
2,817	International Paper Co.	133,808
2,368	Nucor Corp.	118,921

		1,070,218

	Telecommunication Services - 9.5%
55,356	AT&T, Inc.	1,970,120
24,924	Verizon Communications, Inc.	1,256,668

		3,226,788

	Utilities - 7.3%
2,437	Ameren Corp.	93,703
3,938	American Electric Power Co., Inc.	204,737
3,358	CenterPoint Energy, Inc.	81,666
2,779	Consolidated Edison, Inc.	155,874
2,818	Dominion Resources, Inc.	190,609
1,368	DTE Energy Co.	100,986
2,549	Edison International	139,685
2,205	Entergy Corp.	160,590
10,204	Exelon Corp.	317,140
5,803	FirstEnergy Corp.	181,112
4,013	PG&E Corp.	179,261
4,562	Public Service Enterprise Group, Inc.	160,445
1,149	Sempra Energy	114,567
6,702	Southern Co. (The)	290,130
3,999	Xcel Energy, Inc.	123,169

		2,493,674

	Total Common Stocks and Other Equity Interests (Cost $32,319,463)	34,012,774

Schedule of Investments(a)

	Money Market Fund - 0.0%
15,256	Invesco Premier Portfolio – Institutional Class(c) (Cost $15,256)	$15,256

	Total Investments (Cost $32,334,719)(d)-100.0%	34,028,030
	Other assets less liabilities-(0.0)%	(11,636)

	Net Assets-100.0%	$34,016,394

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $32,383,767. The net unrealized appreciation was $1,644,263, which consisted of aggregate gross unrealized appreciation of $1,925,680 and aggregate gross unrealized depreciation of $281,417.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Core Portfolio (PXMC)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.1%
1,143	Advance Auto Parts, Inc.	$138,429
461	AutoZone, Inc.(b)	238,351
5,303	Bed Bath & Beyond, Inc.(b)	335,627
3,042	BorgWarner, Inc.	189,364
5,478	CarMax, Inc.(b)	267,381
3,542	Cinemark Holdings, Inc.	116,178
6,598	Dana Holding Corp.	147,663
4,685	DISH Network Corp., Class A(b)	289,814
6,223	Dollar General Corp.(b)	343,696
1,668	Expedia, Inc.	132,473
2,601	Family Dollar Stores, Inc.	194,425
1,769	Hanesbrands, Inc.	172,849
11,500	Interpublic Group of Cos., Inc. (The)	226,665
2,275	Jarden Corp.(b)	127,173
2,616	Lennar Corp., Class A	94,778
2,265	Murphy USA, Inc.(b)	111,936
4,142	Nordstrom, Inc.	286,751
2,416	PetSmart, Inc.	164,626
2,900	SeaWorld Entertainment, Inc.	80,765
3,084	Starwood Hotels & Resorts Worldwide, Inc.	236,975
1,861	Tiffany & Co.	181,652
5,861	VF Corp.	359,103
1,933	Williams-Sonoma, Inc.	129,646
2,580	Wyndham Worldwide Corp.	194,919

		4,761,239

	Consumer Staples - 4.7%
2,348	Brown-Forman Corp., Class B	203,454
1,571	Casey’s General Stores, Inc.	103,953
1,820	Constellation Brands, Inc., Class A(b)	151,533
1,933	Energizer Holdings, Inc.	221,831
2,716	Hormel Foods Corp.	122,926
2,600	Ingredion, Inc.	191,438
3,391	J.M. Smucker Co. (The)	337,880
2,501	McCormick & Co., Inc.	164,516

		1,497,531

	Energy - 5.4%
1,294	Cimarex Energy Co.	179,892
6,433	CONSOL Energy, Inc.	249,729
13,840	Denbury Resources, Inc.	234,588
1,721	Energen Corp.	140,485
6,139	Linn Co LLC	178,584
1,577	Oil States International, Inc.(b)	96,654
5,249	QEP Resources, Inc.	173,479
16,169	SandRidge Energy, Inc.(b)	96,367
6,381	Superior Energy Services, Inc.	214,402
1,186	Targa Resources Corp.	151,215

		1,715,395

	Financials - 24.4%
1,703	Alexandria Real Estate Equities, Inc. REIT	133,856
384	Alleghany Corp.(b)	158,918
4,075	Ameriprise Financial, Inc.	487,370
3,107	Arthur J. Gallagher & Co.	139,815
5,057	BioMed Realty Trust, Inc. REIT	108,725

2,684	Boston Properties, Inc. REIT	$320,604
2,100	Camden Property Trust REIT	151,956
5,112	CBRE Group, Inc., Class A(b)	157,654
15,237	Charles Schwab Corp. (The)	422,827
11,049	E*TRADE Financial Corp.(b)	232,250
7,209	Equity Residential REIT	466,062
1,129	Federal Realty Investment Trust REIT	137,851
4,538	First American Financial Corp.	123,161
19,528	First Niagara Financial Group, Inc.	167,941
7,239	FNF Group(b)	196,249
2,411	FNFV Group(b)	39,444
7,240	Franklin Resources, Inc.	392,046
13,726	General Growth Properties, Inc. REIT	320,777
5,992	Hatteras Financial Corp. REIT	114,747
10,042	Invesco Ltd.(c)	377,880
837	Jones Lang LaSalle, Inc.	103,537
1,845	LPL Financial Holdings, Inc.	87,601
3,270	Macerich Co. (The) REIT	212,583
254	Markel Corp.(b)	160,556
17,733	MFA Financial, Inc. REIT	144,347
3,573	NASDAQ OMX Group, Inc. (The)	150,745
13,940	Navient Corp.	239,768
2,145	Public Storage REIT	368,103
2,694	Raymond James Financial, Inc.	137,259
3,457	Rayonier, Inc. REIT	117,745
2,012	Reinsurance Group of America, Inc.	161,483
1,805	SL Green Realty Corp. REIT	194,579
13,940	SLM Corp.	123,508
6,340	UDR, Inc. REIT	184,367
4,355	Vornado Realty Trust REIT	461,717
5,095	Voya Financial, Inc.	189,025

		7,687,056

	Health Care - 9.8%
2,901	Alere, Inc.(b)	116,040
3,985	Becton, Dickinson and Co.	463,216
1,085	C.R. Bard, Inc.	161,915
1,758	Centene Corp.(b)	126,734
6,915	Community Health Systems, Inc.(b)	329,846
4,487	DaVita HealthCare Partners, Inc.(b)	316,064
2,463	DENTSPLY International, Inc.	114,333
1,945	Henry Schein, Inc.(b)	226,106
5,938	Mylan, Inc.(b)	293,159
2,826	Omnicare, Inc.	176,625
5,244	Tenet Healthcare Corp.(b)	276,726
1,842	Universal Health Services, Inc., Class B	196,357
2,833	Zimmer Holdings, Inc.	283,498

		3,080,619

	Industrials - 15.4%
3,664	Alaska Air Group, Inc.	161,106
956	Alliant Techsystems, Inc.	124,213
4,879	C.H. Robinson Worldwide, Inc.	329,137
1,375	Carlisle Cos., Inc.	110,028
3,154	Civeo Corp.(b)	80,112
5,982	Delta Air Lines, Inc.	224,086
4,028	Dover Corp.	345,441
2,349	EMCOR Group, Inc.	96,145
1,727	Equifax, Inc.	131,407
4,263	Expeditors International of Washington, Inc.	184,076
5,478	Fluor Corp.	399,182
2,924	Fortune Brands Home & Security, Inc.	110,498
1,027	Hubbell, Inc., Class B	120,097
1,198	Huntington Ingalls Industries, Inc.	108,922
4,953	Jacobs Engineering Group, Inc.(b)	251,662
3,283	Joy Global, Inc.	194,551
3,495	Parker Hannifin Corp.	401,750
5,857	Quanta Services, Inc.(b)	196,151

Schedule of Investments(a)

10,976	Republic Services, Inc.	$416,320
2,134	Rockwell Automation, Inc.	238,283
1,195	Snap-on, Inc.	143,639
4,594	URS Corp.	263,098
1,028	W.W. Grainger, Inc.	241,734

		4,871,638

	Information Technology - 12.8%
431	Alliance Data Systems Corp.(b)	113,047
2,977	Amdocs Ltd.	134,977
5,701	Analog Devices, Inc.	282,941
2,156	Autodesk, Inc.(b)	115,023
12,326	Brocade Communications Systems, Inc.	113,522
7,630	CA, Inc.	220,354
3,865	Electronic Arts, Inc.(b)	129,864
4,588	Fiserv, Inc.(b)	282,942
2,983	Harris Corp.	203,649
10,449	Juniper Networks, Inc.(b)	245,969
3,147	KLA-Tencor Corp.	224,979
3,912	Lam Research Corp.	273,840
4,389	Microchip Technology, Inc.	197,593
8,747	NVIDIA Corp.	153,073
11,560	ON Semiconductor Corp.(b)	98,954
7,425	Paychex, Inc.	304,499
4,305	SanDisk Corp.	394,812
2,693	Synopsys, Inc.(b)	101,715
15,222	Western Union Co. (The)	265,928
4,201	Xilinx, Inc.	172,787

		4,030,468

	Materials - 6.6%
1,447	Airgas, Inc.	154,713
1,887	Albemarle Corp.	115,749
3,304	Celanese Corp., Series A	192,326
12,550	Cliffs Natural Resources, Inc.	218,997
2,943	Eastman Chemical Co.	231,850
9,685	Graphic Packaging Holding Co.(b)	116,220
1,361	International Flavors & Fragrances, Inc.	137,447
896	Martin Marietta Materials, Inc.	111,310
1,566	Packaging Corp. of America	103,607
1,142	Rayonier Advanced Materials, Inc.(b)	37,069
1,603	Rockwood Holdings, Inc.	126,541
5,335	Sealed Air Corp.	171,360
1,183	Sherwin-Williams Co. (The)	243,970
1,527	Valspar Corp. (The)	114,601

		2,075,760

	Telecommunication Services - 0.8%
3,474	Level 3 Communications, Inc.(b)	152,787
12,838	Sprint Corp. (Japan)(b)	94,359

		247,146

	Utilities - 5.0%
3,864	AGL Resources, Inc.	199,537
4,301	American Water Works Co., Inc.	205,459
9,391	Northeast Utilities	412,265
15,032	NRG Energy, Inc.	465,391
6,482	Wisconsin Energy Corp.	282,485

		1,565,137

	Total Common Stocks and Other Equity Interests (Cost $27,193,197)	31,531,989

	Money Market Fund - 0.2%
65,072	Invesco Premier Portfolio – Institutional Class(d) (Cost $65,072)	65,072

Total Investments (Cost $27,258,269)(e)-100.2%	$31,597,061
Other assets less liabilities-(0.2)%	(55,937)

Net Assets-100.0%	$31,541,124

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the three months ended July 31, 2014.

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2014	Dividend Income
Invesco Ltd.	$353,579	$—	$—	$24,301	$—	$377,880	$2,511

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $27,308,054. The net unrealized appreciation was $4,289,007, which consisted of aggregate gross unrealized appreciation of $4,711,010 and aggregate gross unrealized depreciation of $422,003.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure

Mid Growth Portfolio (PXMG)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.6%
21,398	Coach, Inc.	$739,515
10,365	Dick’s Sporting Goods, Inc.	440,823
12,541	Discovery Communications, Inc., Class A(b)	1,068,619
16,888	Dollar Tree, Inc.(b)	919,889
16,920	Las Vegas Sands Corp.	1,249,542
15,543	Lear Corp.	1,463,684
5,438	Liberty Media Corp., Class A(b)	255,858
10,876	Liberty Media Corp., Class C(b)	511,172
17,316	LKQ Corp.(b)	452,900
5,795	O’Reilly Automotive, Inc.(b)	869,250
5,531	PVH Corp.	609,406
4,493	Ralph Lauren Corp.	700,279
15,176	Ross Stores, Inc.	977,334
7,138	Wynn Resorts Ltd.	1,521,822

		11,780,093

	Consumer Staples - 4.2%
9,255	Church & Dwight Co., Inc.	593,986
11,010	Estee Lauder Cos., Inc. (The), Class A	808,795
8,876	Hershey Co. (The)	782,419
9,897	Mead Johnson Nutrition Co.	904,982
21,564	Whole Foods Market, Inc.	824,176

		3,914,358

	Energy - 14.1%
23,969	Cameron International Corp.(b)	1,699,642
5,647	Concho Resources, Inc.(b)	795,098
8,067	EQT Corp.	756,846
15,553	FMC Technologies, Inc.(b)	945,622
8,053	Helmerich & Payne, Inc.	855,712
39,350	HollyFrontier Corp.	1,849,843
23,892	Noble Energy, Inc.	1,588,579
6,236	Oceaneering International, Inc.	423,487
16,588	PBF Energy, Inc., Class A	449,535
4,794	Pioneer Natural Resources Co.	1,061,679
5,374	Range Resources Corp.	406,221
23,832	Southwestern Energy Co.(b)	967,102
12,474	Whiting Petroleum Corp.(b)	1,103,824
5,923	World Fuel Services Corp.	254,393

		13,157,583

	Financials - 23.5%
2,498	Affiliated Managers Group, Inc.(b)	497,726
12,094	American Campus Communities, Inc. REIT	470,698
66,938	American Capital Agency Corp. REIT	1,547,607
11,282	American Tower Corp. REIT	1,064,908
9,762	AvalonBay Communities, Inc. REIT	1,445,557
11,165	Crown Castle International Corp. REIT	828,220
49,911	CYS Investments, Inc. REIT	443,210
15,294	Digital Realty Trust, Inc. REIT	984,781
2,931	Essex Property Trust, Inc. REIT	555,630
9,337	First Republic Bank	436,225
55,111	HCP, Inc. REIT	2,288,760
27,681	Health Care REIT, Inc.	1,761,342
3,182	IntercontinentalExchange Group, Inc.	611,644
25,034	Invesco Mortgage Capital, Inc. REIT(c)	425,077

27,230	Leucadia National Corp.	$672,853
8,442	Moody’s Corp.	734,454
44,973	Prologis, Inc. REIT	1,835,348
9,700	Realogy Holdings Corp.(b)	356,572
11,063	Realty Income Corp. REIT	476,262
26,323	Senior Housing Properties Trust REIT	601,744
18,300	T. Rowe Price Group, Inc.	1,421,178
13,422	TD Ameritrade Holding Corp.	431,115
31,401	Ventas, Inc. REIT	1,993,963

		21,884,874

	Health Care - 11.6%
4,798	Actavis PLC(b)	1,028,019
18,963	Agilent Technologies, Inc.	1,063,635
15,527	Catamaran Corp.(b)	706,323
9,953	Cerner Corp.(b)	549,406
7,101	Endo International PLC(b)	476,335
27,220	Hologic, Inc.(b)	709,625
1,627	Intuitive Surgical, Inc.(b)	744,434
7,402	MEDNAX, Inc.(b)	438,050
18,868	St. Jude Medical, Inc.	1,230,005
20,799	Stryker Corp.	1,659,136
6,732	Varian Medical Systems, Inc.(b)	553,034
4,156	Waters Corp.(b)	429,897
38,261	Zoetis, Inc.	1,259,170

		10,847,069

	Industrials - 10.8%
11,505	AMETEK, Inc.	560,178
6,952	B/E Aerospace, Inc.(b)	591,893
15,846	Fastenal Co.	702,770
9,654	Flowserve Corp.	714,782
6,337	J.B. Hunt Transport Services, Inc.	489,597
6,297	Kansas City Southern	686,751
23,779	Nielsen Holdings NV	1,096,450
6,680	Pall Corp.	517,500
5,248	Roper Industries, Inc.	756,079
20,336	Stanley Black & Decker, Inc.	1,778,383
4,288	Towers Watson & Co., Class A	437,462
2,495	TransDigm Group, Inc.	418,960
17,016	United Continental Holdings, Inc.(b)	789,372
14,316	Xylem, Inc.	505,212

		10,045,389

	Information Technology - 17.7%
58,508	Activision Blizzard, Inc.	1,309,409
20,843	Adobe Systems, Inc.(b)	1,440,460
7,802	Akamai Technologies, Inc.(b)	460,474
20,604	Altera Corp.	674,163
7,500	Amphenol Corp., Class A	721,275
44,867	Broadcom Corp., Class A	1,716,612
11,350	Citrix Systems, Inc.(b)	768,736
25,144	Cognizant Technology Solutions Corp., Class A(b)	1,233,313
2,770	Equinix, Inc.(b)	594,221
22,741	Fidelity National Information Services, Inc.	1,282,592
10,766	First Solar, Inc.(b)	679,442
10,758	Intuit, Inc.	881,833
16,245	Linear Technology Corp.	716,973
28,486	NetApp, Inc.	1,106,396
12,345	Teradata Corp.(b)	520,465
23,871	Western Digital Corp.	2,383,042

		16,489,406

	Materials - 5.5%
6,234	CF Industries Holdings, Inc.	1,560,619
14,207	Ecolab, Inc.	1,541,886
8,069	FMC Corp.	526,260
7,092	Rock-Tenn Co., Class A	705,158

Schedule of Investments(a)

7,429	Sigma-Aldrich Corp.	$746,020

		5,079,943

	Total Common Stocks and Other Equity Interests (Cost $77,041,002)	93,198,715

	Money Market Fund - 0.1%
86,114	Invesco Premier Portfolio – Institutional Class(d) (Cost $86,114)	86,114

	Total Investments (Cost $77,127,116)(e)-100.1%	93,284,829
	Other assets less liabilities-(0.1)%	(76,468)

	Net Assets-100.0%	$93,208,361

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Mortgage Capital, Inc. REIT for the three months ended July 31, 2014.

	Value April 30, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unrea- lized Appre- ciation	Real- ized Gain (Loss)	Value July 31, 2014	Divid- end Income
Invesco Mortgage Capital, Inc. REIT	$417,084	$1,769	$(1,517)	$7,746	$(5)	$425,077	$12,517

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $77,379,426. The net unrealized appreciation was $15,905,403, which consisted of aggregate gross unrealized appreciation of $18,248,935 and aggregate gross unrealized depreciation of $2,343,532.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Mid Value Portfolio (PXMV)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 19.0%
3,604	Abercrombie & Fitch Co., Class A	$141,781
9,640	American Eagle Outfitters, Inc.	102,762
4,721	Apollo Education Group, Inc.(b)	131,857
2,991	AutoNation, Inc.(b)	159,480
4,224	Big Lots, Inc.	184,800
12,031	Cablevision Systems Corp., Class A	231,236
4,648	Caesars Entertainment Corp.(b)(c)	74,368
1,723	Charter Communications, Inc., Class A(b)	266,238
7,007	CST Brands, Inc.	234,244
5,361	D.R. Horton, Inc.	110,973
5,138	Darden Restaurants, Inc.	240,201
1,015	Dillard’s, Inc., Class A	121,008
4,153	Foot Locker, Inc.	197,392
5,140	GameStop Corp., Class A(c)	215,726
7,987	Gannett Co., Inc.	261,335
5,856	Gap, Inc. (The)	234,884
3,829	Genuine Parts Co.	317,118
14,357	Goodyear Tire & Rubber Co. (The)	361,366
149	Graham Holdings Co., Class B	102,177
2,982	Guess?, Inc.	77,562
5,927	H&R Block, Inc.	190,434
3,541	Harley-Davidson, Inc.	218,905
2,914	Hasbro, Inc.	145,583
8,911	International Game Technology	150,863
52,520	J.C. Penney Co., Inc.(b)(c)	492,638
1,287	Lands’ End, Inc.(b)(c)	45,290
4,888	Leggett & Platt, Inc.	160,326
13,555	Liberty Interactive Corp., Class A(b)	380,218
2,956	Marriott International, Inc., Class A	191,283
8,766	Mattel, Inc.	310,536
7,944	MGM Resorts International(b)	213,217
1,191	Mohawk Industries, Inc.(b)	148,601
6,136	Newell Rubbermaid, Inc.	199,297
18,462	News Corp., Class A(b)	325,854
76	NVR, Inc.(b)	85,611
33,510	Office Depot, Inc.(b)	167,885
4,519	Rent-A-Center, Inc.	108,185
3,752	Royal Caribbean Cruises Ltd.	223,807
4,271	Sears Holdings Corp.(b)(c)	162,939
5,037	Service Corp. International	105,777
2,131	Tenneco, Inc.(b)	135,745
4,757	TRW Automotive Holdings Corp.(b)	486,594
2,084	Visteon Corp.(b)	199,022
2,957	Whirlpool Corp.	421,786

		9,036,904

	Consumer Staples - 7.5%
24,128	Avon Products, Inc.	318,490
4,995	Campbell Soup Co.	207,742
2,831	Clorox Co. (The)	245,929
5,832	Coca-Cola Enterprises, Inc.	265,064
15,571	Dean Foods Co.	238,548
4,781	Dr Pepper Snapple Group, Inc.	280,932
7,820	Hillshire Brands Co. (The)	490,861

4,201	Molson Coors Brewing Co., Class B	$283,694
63,322	Rite Aid Corp.(b)	423,624
43,466	SUPERVALU, Inc.(b)	398,583
10,448	Tyson Foods, Inc., Class A	388,770

		3,542,237

	Energy - 6.6%
43,067	Alpha Natural Resources, Inc.(b)(c)	145,997
35,013	Arch Coal, Inc.(c)	103,989
5,647	Diamond Offshore Drilling, Inc.(c)	264,223
2,706	Exterran Holdings, Inc.	114,328
14,881	McDermott International, Inc.(b)(c)	108,631
6,376	Newfield Exploration Co.(b)	256,953
5,588	ONEOK, Inc.	360,035
4,107	Patterson-UTI Energy, Inc.	141,075
17,662	Peabody Energy Corp.	267,933
3,942	Rowan Cos. PLC, Class A	120,310
1,144	SEACOR Holdings, Inc.(b)	86,898
8,075	Tesoro Corp.	496,935
2,018	Tidewater, Inc.	95,391
1,860	Unit Corp.(b)	117,831
2,726	Western Refining, Inc.	111,657
15,989	WPX Energy, Inc.(b)	328,894

		3,121,080

	Financials - 20.3%
7,493	American Capital Ltd.(b)	113,594
2,996	American Financial Group, Inc.	167,746
93	American National Insurance Co.	10,137
3,969	Apartment Investment & Management Co., Class A REIT	135,660
6,266	Associated Banc-Corp.	112,287
3,902	Assurant, Inc.	247,231
6,008	Brandywine Realty Trust REIT	93,424
5,499	CBL & Associates Properties, Inc. REIT	102,831
5,477	Cincinnati Financial Corp.	252,052
5,101	CIT Group, Inc.	250,510
9,123	CNO Financial Group, Inc.	147,610
5,276	Columbia Property Trust, Inc. REIT	134,591
5,362	Comerica, Inc.	269,494
2,372	Commerce Bancshares, Inc.	106,882
1,396	Cullen/Frost Bankers, Inc.	108,846
5,635	DDR Corp. REIT	98,838
8,609	Duke Realty Corp. REIT	154,876
4,504	Equity Commonwealth REIT	120,977
4,331	Federated Investors, Inc., Class B	122,221
7,407	First Horizon National Corp.	87,254
1,777	Hanover Insurance Group, Inc. (The)	102,728
3,134	HCC Insurance Holdings, Inc.	146,295
6,254	Hospitality Properties Trust REIT	178,677
13,474	Host Hotels & Resorts, Inc. REIT	292,925
25,141	Hudson City Bancorp, Inc.	245,125
25,334	Huntington Bancshares, Inc.	248,780
960	Kemper Corp.	33,226
9,327	Kimco Realty Corp. REIT	208,738
3,239	Legg Mason, Inc.	153,691
4,094	Liberty Property Trust REIT	143,986
3,513	M&T Bank Corp.	426,830
5,128	Mack-Cali Realty Corp. REIT	108,201
4,270	McGraw-Hill Financial, Inc.	342,539
19,867	New York Community Bancorp, Inc.(c)	315,488
5,472	Northern Trust Corp.	366,022
10,266	Old Republic International Corp.	147,728
14,649	People’s United Financial, Inc.	212,704
6,226	PHH Corp.(b)	145,377
8,093	Piedmont Office Realty Trust, Inc., Class A REIT	157,409
4,172	Plum Creek Timber Co., Inc. REIT	172,596

Schedule of Investments(a)

8,836	Principal Financial Group, Inc.	$438,972
3,294	Protective Life Corp.	228,538
2,009	Regency Centers Corp. REIT	109,209
7,099	Retail Properties of America, Inc., Class A REIT	106,840
1,584	StanCorp Financial Group, Inc.	95,579
4,068	Synovus Financial Corp.	95,801
5,436	TCF Financial Corp.	85,943
3,802	Torchmark Corp.	200,517
10,930	Unum Group	375,227
9,487	Valley National Bancorp(c)	90,885
4,079	W.R. Berkley Corp.	181,964
3,025	Weingarten Realty Investors REIT	99,553
11,759	XL Group PLC	379,110
5,939	Zions Bancorp.	171,162

		9,645,426

	Health Care - 4.9%
30,030	Boston Scientific Corp.(b)	383,783
5,411	CareFusion Corp.(b)	236,948
7,338	Health Net, Inc.(b)	302,252
3,989	Hospira, Inc.(b)	221,270
4,030	Kindred Healthcare, Inc.	96,317
2,416	Laboratory Corp. of America Holdings(b)	250,515
2,278	LifePoint Hospitals, Inc.(b)	163,378
3,684	Owens & Minor, Inc.	121,904
5,086	Quest Diagnostics, Inc.	310,755
930	Teleflex, Inc.	100,198
2,148	WellCare Health Plans, Inc.(b)	133,992

		2,321,312

	Industrials - 15.4%
6,668	ADT Corp. (The)(c)	232,046
5,291	AECOM Technology Corp.(b)	179,629
4,193	AGCO Corp.	204,241
11,150	American Airlines Group, Inc.	433,178
2,408	Armstrong World Industries, Inc.(b)	117,221
6,938	Avis Budget Group, Inc.(b)	389,846
1,979	Cintas Corp.	123,885
2,557	Con-way, Inc.	126,188
7,102	Exelis, Inc.	119,598
4,172	General Cable Corp.	92,744
3,716	Harsco Corp.	93,903
15,826	Hertz Global Holdings, Inc.(b)	446,610
6,964	Ingersoll-Rand PLC	409,414
4,904	Iron Mountain, Inc.	164,333
4,068	ITT Corp.	187,006
13,525	JetBlue Airways Corp.(b)	144,988
6,130	KBR, Inc.	126,646
2,020	Kennametal, Inc.	85,406
3,646	L-3 Communications Holdings, Inc.	382,684
3,839	Manpowergroup, Inc.	299,020
8,422	Masco Corp.	175,178
4,221	MRC Global, Inc.(b)	113,249
4,311	Navistar International Corp.(b)	151,618
2,820	Oshkosh Corp.	130,340
4,067	Owens Corning	138,481
10,152	Pitney Bowes, Inc.	274,713
15,385	R.R. Donnelley & Sons Co.	267,084
2,384	Robert Half International, Inc.	115,982
2,458	Rockwell Collins, Inc.	180,098
2,538	Ryder System, Inc.	218,598
3,771	Spirit Aerosystems Holdings, Inc., Class A(b)	122,821
1,233	SPX Corp.	122,227
3,179	Terex Corp.	109,707
7,409	Textron, Inc.	269,465
2,378	Timken Co. (The)	105,345
3,624	Trinity Industries, Inc.	158,151

1,825	United Rentals, Inc.(b)	$193,268
1,579	WESCO International, Inc.(b)	123,936

		7,328,847

	Information Technology - 7.6%
28,261	Advanced Micro Devices, Inc.(b)(c)	110,501
971	Anixter International, Inc.	83,477
4,206	AOL, Inc.(b)	162,141
5,389	Arrow Electronics, Inc.(b)	312,293
3,809	Booz Allen Hamilton Holding Corp.	84,712
1,201	CACI International, Inc., Class A(b)	82,857
5,855	Computer Sciences Corp.	365,294
3,527	CoreLogic, Inc.(b)	95,934
1,590	Insight Enterprises, Inc.(b)	41,769
12,147	Jabil Circuit, Inc.	242,454
4,638	Leidos Holdings, Inc.	171,328
2,482	Lexmark International, Inc., Class A	119,211
6,669	Maxim Integrated Products, Inc.	195,468
4,171	Motorola Solutions, Inc.	265,609
3,672	NCR Corp.(b)	113,648
7,273	Sanmina Corp.(b)	169,388
2,387	Science Applications International Corp.	99,705
16,857	Symantec Corp.	398,837
1,580	SYNNEX Corp.(b)	101,910
1,837	Tech Data Corp.(b)	115,345
2,952	Total System Services, Inc.	94,464
3,076	Unisys Corp.(b)	65,488
6,620	Vishay Intertechnology, Inc.	97,513

		3,589,346

	Materials - 7.2%
4,513	Allegheny Technologies, Inc.	169,915
1,996	Ashland, Inc.	208,881
3,611	Avery Dennison Corp.	170,475
3,227	Ball Corp.	197,686
3,744	Bemis Co., Inc.	146,053
1,760	Cabot Corp.	92,206
6,871	Commercial Metals Co.	118,456
4,378	Crown Holdings, Inc.(b)	203,796
7,956	Huntsman Corp.	207,254
6,359	MeadWestvaco Corp.	265,806
6,403	Owens-Illinois, Inc.(b)	199,710
2,470	Reliance Steel & Aluminum Co.	168,578
3,174	RPM International, Inc.	140,227
3,482	Sonoco Products Co.	136,286
5,742	Southern Copper Corp. (Mexico)	188,682
9,670	Steel Dynamics, Inc.	205,101
1,189	Timkensteel Corp.(b)	51,733
11,309	United States Steel Corp.(c)	378,738
2,598	Vulcan Materials Co.	164,012

		3,413,595

	Telecommunication Services - 2.5%
75,240	Frontier Communications Corp.(c)	492,822
6,120	Telephone & Data Systems, Inc.	153,000
48,866	Windstream Holdings, Inc.(c)	560,004

		1,205,826

	Utilities - 9.0%
3,961	Alliant Energy Corp.	223,797
3,285	Atmos Energy Corp.	158,731
13,625	Calpine Corp.(b)	300,295
9,705	CMS Energy Corp.	280,766
6,710	Great Plains Energy, Inc.	166,341
3,501	Hawaiian Electric Industries, Inc.(c)	82,694
3,201	Integrys Energy Group, Inc.	209,858
4,612	MDU Resources Group, Inc.	145,324
1,782	National Fuel Gas Co.	122,798
10,160	NiSource, Inc.	382,829
5,471	OGE Energy Corp.	196,682

Schedule of Investments(a)

15,277	Pepco Holdings, Inc.	$410,187
4,933	Pinnacle West Capital Corp.	263,866
3,419	Portland General Electric Co.	109,169
5,095	Questar Corp.	113,313
5,327	SCANA Corp.	271,038
1,142	Southwest Gas Corp.	56,563
11,779	TECO Energy, Inc.	205,661
4,284	UGI Corp.	207,945
2,580	Vectren Corp.	98,272
5,001	Westar Energy, Inc.	180,236
2,688	WGL Holdings, Inc.	104,778

		4,291,143

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $39,437,713)-100.0%	47,495,716

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.7%
2,712,616	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $2,712,616)	2,712,616

	Total Investments (Cost $42,150,329)(f)- 105.7%	50,208,332
	Other assets less liabilities-(5.7)%	(2,707,824)

	Net Assets-100.0%	$47,500,508

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$2,635,457	$(2,635,457)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $42,399,944. The net unrealized appreciation was $7,808,388, which consisted of aggregate gross unrealized appreciation of $8,978,531 and aggregate gross unrealized depreciation of $1,170,143.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Small Core Portfolio (PXSC)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.7%
2,978	Aaron’s, Inc.	$78,560
265	America’s Car-Mart, Inc.(b)	9,922
3,932	Ascena Retail Group, Inc.(b)	63,148
577	Bally Technologies, Inc.(b)	34,718
610	BJ’s Restaurants, Inc.(b)	20,905
1,460	Bloomin’ Brands, Inc.(b)	28,601
671	Bravo Brio Restaurant Group, Inc.(b)	9,998
365	Bright Horizons Family Solutions, Inc.(b)	15,173
1,461	Buckle, Inc. (The)	65,015
1,021	Cabela’s, Inc.(b)	59,586
228	Capella Education Co.	14,583
303	Carriage Services, Inc.	4,887
1,033	Carter’s, Inc.	79,086
880	Cheesecake Factory, Inc. (The)	37,734
3,899	Chico’s FAS, Inc.	61,643
926	Choice Hotels International, Inc.	43,420
193	Collectors Universe, Inc.	3,864
387	Conn’s, Inc.(b)	15,480
141	Container Store Group, Inc. (The)(b)	2,965
1,694	Core-Mark Holding Co., Inc.	79,957
588	Cracker Barrel Old Country Store, Inc.	57,012
237	Culp, Inc.	4,294
1,687	DeVry Education Group, Inc.	67,429
457	DineEquity, Inc.	37,040
696	Domino’s Pizza, Inc.	50,112
382	Drew Industries, Inc.	17,190
893	Entravision Communications Corp., Class A	4,992
319	Extended Stay America, Inc.	7,190
239	Fiesta Restaurant Group, Inc.(b)	10,846
1,450	Finish Line, Inc. (The), Class A	38,121
849	Genesco, Inc.(b)	64,753
2,312	Gentex Corp.	66,817
1,642	Hillenbrand, Inc.	49,342
614	Houghton Mifflin Harcourt Co.(b)	10,751
664	HSN, Inc.	37,111
529	Interval Leisure Group, Inc.	11,204
364	Jamba, Inc.(b)	4,339
555	Kirkland’s, Inc.(b)	10,440
986	La-Z-Boy, Inc.	20,745
2,307	LeapFrog Enterprises, Inc.(b)	16,657
1,337	Life Time Fitness, Inc.(b)	52,611
493	LIN Media LLC, Class A(b)	12,724
4,243	Live Nation Entertainment, Inc.(b)	98,480
882	Madison Square Garden Co. (The), Class A(b)	52,338
448	MDC Partners, Inc., Class A	9,238
160	Motorcar Parts of America, Inc.(b)	3,562
325	Movado Group, Inc.	13,302
312	Multimedia Games Holding Co., Inc.(b)	7,525
1,880	National CineMedia, Inc.	30,193
1,578	Norwegian Cruise Line Holdings Ltd.(b)	51,727
828	Outerwall, Inc.(b)	45,557
552	Overstock.com, Inc.(b)	8,970
261	Oxford Industries, Inc.	15,548

508	Papa John’s International, Inc.	$21,179
756	Pool Corp.	41,399
4,376	PulteGroup, Inc.	77,236
411	Remy International, Inc.	9,116
2,935	Sally Beauty Holdings, Inc.(b)	76,163
1,156	Select Comfort Corp.(b)	23,351
503	Shoe Carnival, Inc.	8,953
1,316	Sinclair Broadcast Group, Inc., Class A	42,520
608	Skullcandy, Inc.(b)	4,110
1,090	Sotheby’s	43,219
589	Standard Motor Products, Inc.	21,233
2,269	Standard Pacific Corp.(b)	17,108
1,489	Starz, Class A(b)	42,451
91	Strattec Security Corp.	5,718
807	Taylor Morrison Home Corp., Class A(b)	14,348
384	Tilly’s, Inc., Class A(b)	2,907
1,048	Tupperware Brands Corp.	76,273
386	Universal Electronics, Inc.(b)	18,385
2,242	Urban Outfitters, Inc.(b)	80,107
597	Vail Resorts, Inc.	45,074
1,849	Wolverine World Wide, Inc.	44,857
674	Zumiez, Inc.(b)	18,771

		2,451,883

	Consumer Staples - 5.5%
1,160	Andersons, Inc. (The)	62,663
1,288	B&G Foods, Inc.	36,154
340	Calavo Growers, Inc.	11,727
700	Diamond Foods, Inc.(b)	18,802
4,198	Flowers Foods, Inc.	80,140
732	Fresh Market, Inc. (The)(b)	21,909
2,439	Harbinger Group, Inc.(b)	28,610
237	J & J Snack Foods Corp.	21,351
404	Lancaster Colony Corp.	35,289
322	Nature’s Sunshine Products, Inc.	4,972
1,326	Pinnacle Foods, Inc.	39,952
536	Sanderson Farms, Inc.	48,824
8	Seaboard Corp.(b)	22,816
1,689	Snyders-Lance, Inc.	41,904
1,182	Susser Holdings Corp.(b)	94,761
390	Tootsie Roll Industries, Inc.	10,269
1,028	TreeHouse Foods, Inc.(b)	75,558
1,334	United Natural Foods, Inc.(b)	78,199
124	USANA Health Sciences, Inc.(b)	7,917
2,285	WhiteWave Foods Co. (The) (b)	68,070

		809,887

	Energy - 5.7%
1,690	Atwood Oceanics, Inc.(b)	81,374
855	Bristow Group, Inc.	61,021
166	Clayton Williams Energy, Inc.(b)	17,664
2,285	Delek US Holdings, Inc. (Israel)	66,768
1,705	Dresser-Rand Group, Inc.(b)	101,465
464	Dril-Quip, Inc.(b)	46,757
546	Era Group, Inc.(b)	14,633
685	Goodrich Petroleum Corp.(b)	13,193
1,515	Green Plains, Inc.	56,797
773	Gulfmark Offshore, Inc., Class A	29,583
514	Hallador Energy Co.	7,206
553	Matrix Service Co.(b)	14,848
2,132	Midstates Petroleum Co., Inc.(b)	13,602
248	Natural Gas Services Group, Inc.(b)	7,738
802	Nuverra Environmental Solutions, Inc.(b)	14,933
116	Panhandle Oil and Gas, Inc., Class A	7,473
676	PDC Energy, Inc.(b)	36,680
224	REX American Resources Corp.(b)	18,894
975	Rosetta Resources, Inc.(b)	49,793
861	SemGroup Corp., Class A	66,366

Schedule of Investments(a)

877	SM Energy Co.	$68,880
642	TGC Industries, Inc.(b)	2,523
9,427	Vantage Drilling Co.(b)	17,628
530	Westmoreland Coal Co.(b)	22,838

		838,657

	Financials - 21.8%
1,188	Acadia Realty Trust REIT	33,537
258	Access National Corp.	4,128
320	Agree Realty Corp. REIT	9,370
54	Alexander’s, Inc. REIT	19,602
3,542	American Capital Mortgage Investment Corp. REIT	70,592
3,038	American Equity Investment Life Holding Co.	67,261
402	Amreit, Inc., Class B REIT	9,302
1,996	Apollo Residential Mortgage, Inc. REIT	32,535
393	Arlington Asset Investment Corp., Class A	10,249
64	Artisan Partners Asset Management, Inc., Class A	3,334
346	Banc of California, Inc.	4,107
588	Bancorp, Inc. (The)(b)	5,586
155	Bank of Kentucky Financial Corp. (The)	5,355
149	Bank of Marin Bancorp	6,678
2,203	BankUnited, Inc.	68,822
854	Berkshire Hills Bancorp, Inc.	20,641
4,316	BGC Partners, Inc., Class A	33,794
255	Bridge Bancorp, Inc.	6,094
163	Bridge Capital Holdings(b)	3,477
2,505	Brown & Brown, Inc.	77,104
309	Bryn Mawr Bank Corp.	9,115
87	BSB Bancorp, Inc.(b)	1,496
685	Centerstate Banks, Inc.	7,138
294	CNB Financial Corp.	4,860
1,200	Community Bank System, Inc.	42,276
241	ConnectOne Bancorp, Inc.	4,579
2,391	Corrections Corp. of America REIT	77,038
3,240	Cowen Group, Inc., Class A(b)	12,960
2,034	CubeSmart REIT	37,039
73	Diamond Hill Investment Group Inc.	9,328
2,581	East West Bancorp, Inc.	87,909
657	EastGroup Properties, Inc. REIT	40,971
2,300	Eaton Vance Corp.	80,799
2,817	Education Realty Trust, Inc. REIT	29,748
160	eHealth, Inc.(b)	3,312
547	Empire State Realty Trust, Inc., Class A REIT	8,883
1,654	Equity One, Inc. REIT	38,406
329	Erie Indemnity Co., Class A	24,089
2,992	EZCORP, Inc., Class A(b)	29,292
350	Fidelity Southern Corp.	4,847
2,549	First Financial Bancorp	41,651
1,041	First Financial Bankshares, Inc.	30,585
1,890	First Industrial Realty Trust, Inc. REIT	34,115
201	First of Long Island Corp. (The)	7,071
239	Fox Chase Bancorp, Inc.	4,020
211	Franklin Financial Corp.(b)	4,197
1,721	Geo Group, Inc. (The) REIT	59,220
318	German American Bancorp, Inc.	8,220
547	Gladstone Commercial Corp. REIT	9,545
903	Gladstone Investment Corp.	6,601
3,771	Glimcher Realty Trust REIT	40,501
2,939	Healthcare Realty Trust, Inc. REIT	72,593
1,209	Hercules Technology Growth Capital, Inc.	19,852
780	Heritage Financial Corp.	12,410
6,613	Hersha Hospitality Trust REIT	43,712
2,449	Highwoods Properties, Inc. REIT	103,029

139	Home Bancorp, Inc.(b)	$3,047
1,496	Home Properties, Inc. REIT	98,422
432	HomeStreet, Inc.	7,534
802	IBERIABANK Corp.	52,619
654	Independent Bank Corp.	23,878
408	Lakeland Financial Corp.	14,847
2,138	LaSalle Hotel Properties REIT	74,381
601	LTC Properties, Inc. REIT	23,036
4,939	MBIA, Inc.(b)	47,316
121	Meta Financial Group, Inc.	4,453
226	MidSouth Bancorp, Inc.	4,407
180	MidWestOne Financial Group, Inc.	4,230
1,115	Monmouth Real Estate Investment Corp., Class A REIT	11,462
310	National Health Investors, Inc. REIT	18,535
4,013	National Penn Bancshares, Inc.	41,334
2,427	National Retail Properties, Inc. REIT	86,328
399	NewStar Financial, Inc.(b)	4,521
410	Nicholas Financial, Inc.	5,338
254	OmniAmerican Bancorp, Inc.	6,276
307	Pacific Premier Bancorp, Inc.(b)	4,390
1,005	Parkway Properties, Inc. REIT	20,834
460	PICO Holdings, Inc.(b)	10,189
683	Pinnacle Financial Partners, Inc.	25,271
1,047	Post Properties, Inc. REIT	56,747
1,255	PrivateBancorp, Inc.	36,144
1,851	ProAssurance Corp.	80,759
1,112	Prosperity Bancshares, Inc.	64,641
387	PS Business Parks, Inc. REIT	31,928
1,736	Radian Group, Inc.	21,978
5,638	Resource Capital Corp. REIT	31,065
639	Rouse Properties, Inc. REIT	10,831
373	Safeguard Scientifics, Inc.(b)	7,404
2,941	Santander Consumer USA Holdings, Inc. (Spain)	56,379
272	Saul Centers, Inc. REIT	12,966
2,059	SEI Investments Co.	73,753
708	Select Income REIT	19,647
544	Southside Bancshares, Inc.	15,945
593	Sovran Self Storage, Inc. REIT	45,495
3,237	Spirit Realty Capital, Inc. REIT	37,452
1,379	Sterling Bancorp	16,410
1,871	Summit Hotel Properties, Inc. REIT	19,215
4,813	Symetra Financial Corp.	109,736
962	Taubman Centers, Inc. REIT	70,765
273	Taylor Capital Group, Inc.(b)	5,820
276	Territorial Bancorp, Inc.	5,548
1,406	TFS Financial Corp.(b)	18,953
358	Tompkins Financial Corp.	15,924
902	UMB Financial Corp.	51,080
634	UMH Properties, Inc. REIT	6,283
680	Union Bankshares Corp.	16,238
1,437	United Financial Bancorp, Inc.	18,221
210	Universal Health Realty Income Trust REIT	8,833
427	Walker & Dunlop, Inc.(b)	5,829
1,054	Western Alliance Bancorp(b)	24,137
1,162	Wintrust Financial Corp.	53,835
197	WSFS Financial Corp.	14,103

		3,199,687

	Health Care - 9.4%
150	Addus HomeCare Corp.(b)	3,321
318	Almost Family, Inc.(b)	7,454
2,594	Alphatec Holdings, Inc.(b)	3,632
179	Analogic Corp.	12,872
818	AngioDynamics, Inc.(b)	11,943
31	Atrion Corp.	8,711

Schedule of Investments(a)

587	Bio-Rad Laboratories, Inc., Class A(b)	$67,499
1,528	Bruker Corp.(b)	34,731
449	Capital Senior Living Corp.(b)	11,063
443	Chemed Corp.	45,120
182	Computer Programs & Systems, Inc.	11,979
553	CONMED Corp.	21,567
148	Corvel Corp.(b)	5,961
858	Covance, Inc.(b)	72,003
210	Cynosure, Inc., Class A(b)	4,775
587	Emergent Biosolutions, Inc.(b)	12,914
1,022	Envision Healthcare Holdings, Inc.(b)	36,536
301	Exactech, Inc.(b)	6,845
664	Greatbatch, Inc.(b)	32,875
1,054	Haemonetics Corp.(b)	37,491
968	Hanger, Inc.(b)	30,637
2,144	HealthSouth Corp.	82,180
270	ICU Medical, Inc.(b)	15,727
1,638	Impax Laboratories, Inc.(b)	38,313
538	Integra LifeSciences Holdings Corp.(b)	25,512
299	Landauer, Inc.	12,902
985	Meridian Bioscience, Inc.	19,414
1,159	Merit Medical Systems, Inc.(b)	14,882
457	Omnicell, Inc.(b)	12,522
2,085	Patterson Cos., Inc.	81,336
2,008	PerkinElmer, Inc.	92,810
978	Prestige Brands Holdings, Inc.(b)	30,122
1,413	Quality Systems, Inc.	21,916
298	Quidel Corp.(b)	7,113
765	Quintiles Transnational Holdings, Inc.(b)	42,021
2,213	Rigel Pharmaceuticals, Inc.(b)	7,237
2,089	RTI Surgical, Inc.(b)	9,547
5,002	Select Medical Holdings Corp.	77,731
780	Sirona Dental Systems, Inc.(b)	62,556
1,639	STERIS Corp.	83,392
75	Utah Medical Products, Inc.	3,901
2,180	VCA, Inc.(b)	81,292
668	VIVUS, Inc.(b)	3,220
981	West Pharmaceutical Services, Inc.	39,976
801	Wright Medical Group, Inc.(b)	24,687

		1,370,238

	Industrials - 20.0%
1,157	A.O. Smith Corp.	54,032
433	AAON, Inc.	8,496
497	Aceto Corp.	8,330
1,329	Actuant Corp., Class A	42,900
458	Acuity Brands, Inc.	49,130
1,716	Aegion Corp.(b)	39,314
175	Alamo Group, Inc.	8,318
498	Altra Industrial Motion Corp.	15,612
151	AMERCO	39,737
764	Ameresco, Inc., Class A(b)	5,745
155	American Railcar Industries, Inc.	10,605
2,053	Babcock & Wilcox Co. (The)	63,725
106	Barrett Business Services, Inc.	6,051
1,442	Beacon Roofing Supply, Inc.(b)	39,857
1,831	Blount International, Inc.(b)	23,913
505	CAI International, Inc.(b)	9,640
611	Celadon Group, Inc.	12,978
297	CIRCOR International, Inc.	21,345
880	CLARCOR, Inc.	52,193
1,378	Copart, Inc.(b)	45,998
404	Corporate Executive Board Co. (The)	25,076
500	Cubic Corp.	21,930
982	Curtiss-Wright Corp.	62,367
800	DigitalGlobe, Inc.(b)	20,920
1,886	Donaldson Co., Inc.	73,158

1,111	EnerSys	$70,471
212	Erickson Air-Crane, Inc.(b)	3,102
755	ESCO Technologies, Inc.	25,330
744	Esterline Technologies Corp.(b)	80,761
176	Exponent, Inc.	12,510
469	Forward Air Corp.	20,997
628	Franklin Electric Co., Inc.	23,016
1,504	Generac Holdings, Inc.(b)	65,274
520	Global Power Equipment Group, Inc.	8,564
335	Gorman-Rupp Co. (The)	9,708
303	GP Strategies Corp.(b)	8,245
710	Graco, Inc.	52,647
115	Graham Corp.	3,468
2,153	Griffon Corp.	23,188
1,985	HD Supply Holdings, Inc.(b)	50,459
1,216	Healthcare Services Group, Inc.	31,786
1,262	Hub Group, Inc., Class A(b)	58,279
412	Huron Consulting Group, Inc.(b)	24,901
1,232	IDEX Corp.	93,410
1,596	InnerWorkings, Inc.(b)	13,007
2,774	KAR Auction Services, Inc.	81,306
1,950	Kratos Defense & Security Solutions, Inc.(b)	14,235
915	Landstar System, Inc.	60,509
1,287	Lincoln Electric Holdings, Inc.	85,508
731	Marten Transport Ltd.	14,795
886	Mobile Mini, Inc.	33,455
1,306	Moog, Inc., Class A(b)	86,222
877	MSC Industrial Direct Co., Inc., Class A	74,799
883	MYR Group, Inc.(b)	21,907
694	Nordson Corp.	52,168
1,566	Orbital Sciences Corp.(b)	40,199
119	Patrick Industries, Inc.(b)	4,956
261	Powell Industries, Inc.	15,245
227	PowerSecure International, Inc.(b)	2,231
356	RBC Bearings, Inc.	19,751
1,233	Regal-Beloit Corp.	86,668
4,403	Southwest Airlines Co.	124,517
506	SP Plus Corp.(b)	9,918
140	Sparton Corp.(b)	3,870
240	Stock Building Supply Holdings, Inc.(b)	3,542
1,890	Swift Transportation Co.(b)	38,651
1,244	TAL International Group, Inc.(b)	54,985
239	TASER International, Inc.(b)	2,882
453	Team, Inc.(b)	17,943
758	Teledyne Technologies, Inc.(b)	69,130
330	Tennant Co.	24,074
2,142	Tetra Tech, Inc.	52,008
435	Thermon Group Holdings, Inc.(b)	10,605
1,750	Titan International, Inc.	26,110
1,708	Titan Machinery, Inc.(b)	25,039
757	Toro Co. (The)	44,913
266	Trex Co., Inc.(b)	7,488
302	UniFirst Corp.	29,357
166	Universal Truckload Services, Inc.	4,032
339	US Ecology, Inc.	15,343
1,222	Wabash National Corp.(b)	16,631
623	WABCO Holdings, Inc.(b)	60,730
768	Watsco, Inc.	68,790
1,084	Wesco Aircraft Holdings, Inc.(b)	20,542
1,262	Woodward, Inc.	63,050

		2,928,597

	Information Technology - 11.6%
1,574	ARRIS Group, Inc.(b)	53,784
135	Aspen Technology, Inc.(b)	5,864
234	Badger Meter, Inc.	11,677
614	Blackbaud, Inc.	22,540

Schedule of Investments(a)

2,505	Broadridge Financial Solutions, Inc.	$101,127
169	Cass Information Systems, Inc.	7,627
772	Ciena Corp.(b)	15,077
491	Coherent, Inc.(b)	28,925
421	Computer Task Group, Inc.	6,029
329	Comverse, Inc.(b)	8,449
1,032	CSG Systems International, Inc.	26,873
465	Dealertrack Technologies, Inc.(b)	17,470
1,618	Demand Media, Inc.(b)	8,786
1,018	Dolby Laboratories, Inc., Class A(b)	45,444
611	DST Systems, Inc.	55,033
358	DTS, Inc.(b)	6,476
1,469	EchoStar Corp., Class A(b)	74,478
605	Electronics for Imaging, Inc.(b)	26,662
2,950	Entropic Communications, Inc.(b)	8,231
880	EPIQ Systems, Inc.	12,690
640	Exar Corp.(b)	6,163
1,596	Extreme Networks, Inc.(b)	7,501
210	FARO Technologies, Inc.(b)	10,632
318	Forrester Research, Inc.	12,300
1,095	Global Payments, Inc.	75,851
905	Heartland Payment Systems, Inc.	42,988
1,539	II-VI, Inc.(b)	21,115
1,641	Infinera Corp.(b)	15,097
1,117	IntraLinks Holdings, Inc.(b)	8,958
4,369	JDS Uniphase Corp.(b)	51,860
294	KVH Industries, Inc.(b)	3,825
1,969	Lattice Semiconductor Corp.(b)	13,468
1,942	Limelight Networks, Inc.(b)	4,991
390	Manhattan Associates, Inc.(b)	11,450
1,504	ManTech International Corp., Class A	40,608
235	Measurement Specialties, Inc.(b)	20,208
2,391	Mentor Graphics Corp.	47,222
1,112	Mercury Systems, Inc.(b)	12,288
105	MicroStrategy, Inc., Class A(b)	15,029
472	MoneyGram International, Inc.(b)	6,820
270	MTS Systems Corp.	17,820
472	Nanometrics, Inc.(b)	7,344
1,606	National Instruments Corp.	51,135
1,163	NETGEAR, Inc.(b)	36,414
1,316	NeuStar, Inc., Class A(b)	36,664
2,567	Oclaro, Inc.(b)	4,775
956	PC Connection, Inc.	19,531
495	PC-Tel, Inc.	3,732
554	Perficient, Inc.(b)	9,412
781	Plantronics, Inc.	36,684
1,278	PTC, Inc.(b)	45,957
1,137	Rambus, Inc.(b)	13,087
345	Rogers Corp.(b)	19,789
548	Rosetta Stone, Inc.(b)	5,283
593	Rubicon Technology, Inc.(b)	4,465
706	SeaChange International, Inc.(b)	5,288
1,228	Semtech Corp.(b)	27,421
589	ServiceSource International, Inc.(b)	2,609
585	Silicon Laboratories, Inc.(b)	23,827
656	SunPower Corp. (France)(b)	24,095
2,222	Take-Two Interactive Software, Inc.(b)	49,728
1,195	Telenav, Inc.(b)	5,939
4,390	Teradyne, Inc.	79,986
232	Tessco Technologies, Inc.	7,076
1,089	Tessera Technologies, Inc.	27,671
2,113	TIBCO Software, Inc.(b)	40,781
4,492	TriQuint Semiconductor, Inc.(b)	80,766
947	Veeco Instruments, Inc.(b)	32,870

		1,691,765

	Materials - 6.2%
1,470	AptarGroup, Inc.	$89,817
1,423	Axiall Corp.	60,947
2,955	Berry Plastics Group, Inc.(b)	71,777
1,041	Calgon Carbon Corp.(b)	22,069
132	Chase Corp.	4,455
705	Clearwater Paper Corp.(b)	47,658
759	Compass Minerals International, Inc.	65,289
128	Deltic Timber Corp.	7,821
356	Eagle Materials, Inc.	32,332
719	FutureFuel Corp.	11,331
299	Hawkins, Inc.	10,241
750	Innophos Holdings, Inc.	45,323
520	Innospec, Inc.	20,909
2,131	Intrepid Potash, Inc.(b)	31,560
288	KMG Chemicals, Inc.	4,830
947	Landec Corp.(b)	11,563
2,088	Louisiana-Pacific Corp.(b)	28,272
693	LSB Industries, Inc.(b)	26,687
204	NewMarket Corp.	78,948
1,586	Omnova Solutions, Inc.(b)	12,799
1,460	PolyOne Corp.	55,407
279	Quaker Chemical Corp.	19,700
712	Schweitzer-Mauduit International, Inc.	29,071
560	Stepan Co.	26,947
3,444	Stillwater Mining Co.(b)	61,648
770	Taminco Corp.(b)	16,093
309	Trecora Resources(b)	3,714
155	UFP Technologies, Inc.(b)	3,914
833	Zep, Inc.	12,986

		914,108

	Telecommunication Services - 1.5%
277	Atlantic Tele-Network, Inc.	16,207
983	IDT Corp., Class B	15,325
1,414	Inteliquent, Inc.	15,003
3,839	Iridium Communications, Inc.(b)	31,403
572	Shenandoah Telecommunications Co.	15,850
2,746	tw telecom, inc.(b)	111,872
5,661	Vonage Holdings Corp.(b)	19,700

		225,360

	Utilities - 1.6%
1,037	American States Water Co.	31,680
3,810	Aqua America, Inc.	90,602
292	Chesapeake Utilities Corp.	19,006
280	Connecticut Water Service, Inc.	8,929
2,067	UIL Holdings Corp.	72,573
333	York Water Co. (The)	6,337

		229,127

	Total Common Stocks and Other Equity Interests (Cost $13,605,711)	14,659,309

	Money Market Fund - 0.4%
56,365	Invesco Premier Portfolio – Institutional Class(c) (Cost $56,365)	56,365

	Total Investments (Cost $13,662,076)(d)-100.4%	14,715,674
	Other assets less liabilities-(0.4)%	(51,956)

	Net Assets-100.0%	$14,663,718

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $13,695,932. The net unrealized appreciation was $1,019,742, which consisted of aggregate gross unrealized appreciation of $1,645,250 and aggregate gross unrealized depreciation of $625,508.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Small Growth Portfolio (PXSG)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 12.8%
1,816	AMC Networks, Inc., Class A(b)	$108,724
820	American Public Education, Inc.(b)	29,274
1,556	Black Diamond, Inc.(b)	13,662
2,881	Bridgepoint Education, Inc.(b)	34,601
633	Buffalo Wild Wings, Inc.(b)	91,988
338	Cavco Industries, Inc.(b)	24,130
719	Churchill Downs, Inc.	62,193
372	Chuy’s Holdings, Inc.(b)	10,658
5,908	Cumulus Media, Inc., Class A(b)	30,603
1,786	Deckers Outdoor Corp.(b)	158,079
1,152	Del Frisco’s Restaurant Group, Inc.(b)	24,561
651	Diamond Resorts International, Inc.(b)	16,249
1,066	Dorman Products, Inc.(b)	46,243
5,110	DSW, Inc., Class A	135,875
2,791	Dunkin’ Brands Group, Inc.	119,622
2,102	Five Below, Inc.(b)	76,975
1,977	Fossil Group, Inc.(b)	193,746
2,484	Francesca’s Holdings Corp.(b)	31,746
1,067	Gentherm, Inc.(b)	44,654
1,258	G-III Apparel Group Ltd.(b)	97,709
4,291	GNC Holdings, Inc., Class A	140,788
1,124	Grand Canyon Education, Inc.(b)	48,332
6,234	Groupon, Inc.(b)	40,334
1,233	Hibbett Sports, Inc.(b)	61,539
6,003	Hilton Worldwide Holdings, Inc.(b)	145,333
885	HomeAway, Inc.(b)	30,727
3,479	Iconix Brand Group, Inc.(b)	146,918
962	iRobot Corp.(b)(c)	31,140
2,303	K12, Inc.(b)	53,683
2,313	Krispy Kreme Doughnuts, Inc.(b)	35,412
708	LifeLock, Inc.(b)	9,827
3,759	Lions Gate Entertainment Corp.	115,777
608	Lumber Liquidators Holdings, Inc.(b)	32,966
654	Mattress Firm Holding Corp.(b)	30,476
1,220	Monro Muffler Brake, Inc.	61,964
559	Morningstar, Inc.	37,906
934	Nexstar Broadcasting Group, Inc., Class A	43,515
1,103	Panera Bread Co., Class A(b)	162,472
5,035	Pier 1 Imports, Inc.	75,827
549	Popeyes Louisiana Kitchen, Inc.(b)	22,125
1,105	Restoration Hardware Holdings, Inc.(b)	90,378
612	RG Barry Corp.	11,561
2,783	Scripps Networks Interactive, Inc., Class A	229,347
1,617	Shutterfly, Inc.(b)	79,750
3,706	Six Flags Entertainment Corp.	141,643
3,874	Smith & Wesson Holding Corp.(b)(c)	47,844
2,958	Steven Madden Ltd.(b)	94,212
913	Sturm Ruger & Co., Inc.	45,613
3,688	Texas Roadhouse, Inc.	91,757
1,712	Tumi Holdings, Inc.(b)	36,089
1,658	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	153,083
980	Vera Bradley, Inc.(b)	19,433
2,115	Vitamin Shoppe, Inc.(b)	90,205

591	WCI Communities, Inc.(b)	$10,159

		3,819,427

	Consumer Staples - 3.0%
415	Annie’s, Inc.(b)	12,110
183	Boston Beer Co., Inc. (The), Class A(b)	40,333
2,829	Boulder Brands, Inc.(b)	32,109
788	Chefs’ Warehouse, Inc. (The)(b)	13,845
4,532	Coty, Inc., Class A	77,543
8,987	Darling International, Inc.(b)	168,237
1,693	Hain Celestial Group, Inc. (The)(b)	144,751
1,059	Inter Parfums, Inc.	27,672
842	Medifast, Inc.(b)	24,174
2,063	Nu Skin Enterprises, Inc., Class A	121,077
734	PriceSmart, Inc.	60,408
1,317	Spectrum Brands Holdings, Inc.	109,838
1,840	Sprouts Farmers Market, Inc.(b)	56,138

		888,235

	Energy - 6.1%
524	Antero Resources Corp.(b)	30,266
2,563	Approach Resources, Inc.(b)(c)	53,925
952	Bonanza Creek Energy, Inc.(b)	53,369
6,704	BPZ Resources, Inc.(b)	17,564
3,485	C&J Energy Services, Inc.(b)	104,411
798	CARBO Ceramics, Inc.	99,383
1,721	Carrizo Oil & Gas, Inc.(b)	105,687
3,680	Clean Energy Fuels Corp.(b)(c)	36,653
8,567	Cobalt International Energy, Inc.(b)	137,243
1,069	Contango Oil & Gas Co.(b)	43,006
905	Continental Resources, Inc.(b)	132,836
357	Diamondback Energy, Inc.(b)	29,356
3,616	Forum Energy Technologies, Inc.(b)	120,377
404	Geospace Technologies Corp.(b)	16,257
1,662	Gulfport Energy Corp.(b)	88,767
17,069	Halcon Resources Corp.(b)(c)	101,561
7,656	Kodiak Oil & Gas Corp.(b)	118,974
1,906	Laredo Petroleum, Inc.(b)	51,729
3,412	Magnum Hunter Resources Corp.(b)	21,939
1,073	Matador Resources Co.(b)	29,014
2,147	Miller Energy Resources, Inc.(b)	10,499
3,588	Northern Oil and Gas, Inc.(b)	57,731
1,979	Oasis Petroleum, Inc.(b)	105,778
3,055	Renewable Energy Group, Inc.(b)	34,216
6,306	Resolute Energy Corp.(b)	48,178
2,146	Rex Energy Corp.(b)	29,593
424	RigNet, Inc.(b)	23,583
3,613	RPC, Inc.	81,292
500	RSP Permian, Inc.(b)	14,775
774	Sanchez Energy Corp.(b)	24,551
1,586	Triangle Petroleum Corp.(b)	17,129

		1,839,642

	Financials - 26.6%
1,741	1st United Bancorp, Inc.	14,537
3,026	American Assets Trust, Inc. REIT	103,762
3,699	American Homes 4 Rent, Class A REIT	67,396
1,955	AmTrust Financial Services, Inc.(c)	83,361
3,340	Apollo Commercial Real Estate Finance, Inc. REIT	55,344
899	Ares Commercial Real Estate Corp. REIT	10,986
36,460	ARMOUR Residential REIT, Inc. REIT	153,497
3,473	Associated Estates Realty Corp. REIT	61,368
690	Aviv REIT, Inc. REIT	19,630
2,078	Bank of the Ozarks, Inc.	63,940
3,926	BBCN Bancorp, Inc.	58,969
1,235	BNC Bancorp	20,476
262	BofI Holding, Inc.(b)	19,543
4,088	Campus Crest Communities, Inc. REIT	32,704

Schedule of Investments(a)

2,206	Capital Bank Financial Corp., Class A(b)	$50,253
1,868	Cardinal Financial Corp.	32,989
1,462	CareTrust REIT, Inc.(b)	24,942
2,492	CBOE Holdings, Inc.	120,787
18,109	Chambers Street Properties REIT	140,888
1,145	Chatham Lodging Trust REIT	24,240
2,818	Chesapeake Lodging Trust REIT	83,638
51,682	Chimera Investment Corp. REIT	163,832
3,093	Colony Financial, Inc. REIT	68,510
3,282	Columbia Banking System, Inc.	83,658
970	CoreSite Realty Corp. REIT	31,680
244	Credit Acceptance Corp.(b)	27,749
1,652	Customers Bancorp, Inc.(b)	31,322
2,126	CyrusOne, Inc. REIT	52,831
4,116	DuPont Fabros Technology, Inc. REIT	112,820
7,106	Dynex Capital, Inc. REIT	58,980
707	Eagle Bancorp, Inc.(b)	23,550
1,264	Encore Capital Group, Inc.(b)	53,695
3,511	Equity Lifestyle Properties, Inc. REIT	155,502
6,799	EverBank Financial Corp.	129,181
783	Evercore Partners, Inc., Class A	42,720
3,103	Excel Trust, Inc. REIT	40,184
3,869	Extra Space Storage, Inc. REIT	200,143
1,465	Fidelity & Guaranty Life	31,659
800	Fidus Investment Corp.	14,384
468	Financial Engines, Inc.	18,229
1,278	First Cash Financial Services, Inc.(b)	72,092
685	First Connecticut Bancorp, Inc.	10,193
475	First NBC Bank Holding Co.(b)	15,100
5,244	Government Properties Income Trust REIT	122,447
2,154	Green Dot Corp., Class A(b)	38,750
1,354	GSV Capital Corp.(b)	13,770
7,713	Hancock Holding Co.	250,210
330	HCI Group, Inc.	13,167
12,029	Healthcare Trust of America, Inc., Class A REIT	143,265
1,001	HFF, Inc., Class A	33,994
1,567	Home BancShares, Inc.	47,104
1,017	Howard Hughes Corp. (The)(b)	147,892
2,127	Hudson Pacific Properties, Inc. REIT	54,451
1,096	ICG Group, Inc.(b)	18,544
1,856	INTL FCStone, Inc.(b)	36,378
3,706	Investors Bancorp, Inc.	38,357
1,024	Kennedy-Wilson Holdings, Inc.	23,962
4,417	Kilroy Realty Corp. REIT	273,147
880	MarketAxess Holdings, Inc.	49,482
10,052	Medical Properties Trust, Inc. REIT	135,300
2,185	Medley Capital Corp.(c)	27,465
3,170	Mid-America Apartment Communities, Inc. REIT	221,646
4,942	MSCI, Inc., Class A(b)	223,626
616	Nationstar Mortgage Holdings, Inc.(b)	18,794
5,229	New York Mortgage Trust, Inc. REIT	39,479
976	Northfield Bancorp, Inc.	12,454
5,605	Northstar Asset Management Group, Inc.(b)	100,386
5,605	NorthStar Realty Finance Corp. REIT(b)	90,241
4,218	Ocwen Financial Corp.(b)	127,257
6,495	OMEGA Healthcare Investors, Inc. REIT(c)	237,327
2,786	Oritani Financial Corp.	41,233
1,829	Park Sterling Corp.	12,547
2,973	Pebblebrook Hotel Trust REIT	108,217
6,289	PennyMac Mortgage Investment Trust REIT	134,647
2,070	Portfolio Recovery Associates, Inc.(b)	122,047
674	Regional Management Corp.(b)	10,959
3,015	Retail Opportunity Investments Corp. REIT	46,521
8,124	RLJ Lodging Trust REIT	227,797

1,591	Signature Bank(b)	$181,994
927	South State Corp.	53,868
1,509	STAG Industrial, Inc. REIT	34,466
10,955	Starwood Property Trust, Inc. REIT	258,538
3,944	Stifel Financial Corp.(b)	180,596
2,254	Sun Communities, Inc. REIT	118,628
2,043	SVB Financial Group(b)	222,728
4,333	Tanger Factory Outlet Centers, Inc. REIT	150,138
525	Tejon Ranch Co.(b)	15,015
908	Terreno Realty Corp. REIT	16,980
1,766	Texas Capital Bancshares, Inc.(b)	91,920
27,992	Two Harbors Investment Corp. REIT	286,358
1,870	ViewPoint Financial Group, Inc.	47,012
175	Virtus Investment Partners, Inc.	35,884
3,515	Waddell & Reed Financial, Inc., Class A	185,557
3,138	Walter Investment Management Corp.(b)(c)	86,546
407	Westwood Holdings Group, Inc.	21,901
1,497	Whitestone REIT	22,395

		7,934,651

	Health Care - 11.4%
631	Abaxis, Inc.	29,916
453	Abiomed, Inc.(b)	11,597
577	Acadia Healthcare Co., Inc.(b)	27,500
2,494	Accuray, Inc.(b)	19,628
1,005	Acorda Therapeutics, Inc.(b)	29,416
1,560	Air Methods Corp.(b)	78,390
806	Akorn, Inc.(b)	27,348
1,283	Align Technology, Inc.(b)	69,551
9,433	Allscripts Healthcare Solutions, Inc.(b)	150,173
682	AMAG Pharmaceuticals, Inc.(b)	13,019
400	Anika Therapeutics, Inc.(b)	16,824
865	Auxilium Pharmaceuticals, Inc.(b)	17,317
1,753	Bio-Reference Laboratories, Inc.(b)	55,027
869	Cantel Medical Corp.	29,138
562	Cepheid, Inc.(b)	21,154
705	Chindex International, Inc.(b)	16,504
1,722	Cooper Cos., Inc. (The)	277,035
1,236	CryoLife, Inc.	12,175
2,025	Cubist Pharmaceuticals, Inc.(b)	123,322
513	Cyberonics, Inc.(b)	30,508
1,462	Ensign Group, Inc. (The)	48,144
960	ExamWorks Group, Inc.(b)	33,878
3,583	Exelixis, Inc.(b)(c)	14,475
1,924	Globus Medical, Inc., Class A(b)	42,905
397	HealthStream, Inc.(b)	9,909
3,141	HMS Holdings Corp.(b)	57,826
1,792	Idenix Pharmaceuticals, Inc.(b)(c)	43,761
1,310	IDEXX Laboratories, Inc.(b)	163,069
1,743	Infinity Pharmaceuticals, Inc.(b)	15,844
836	IPC The Hospitalist Co., Inc.(b)	41,114
344	Isis Pharmaceuticals, Inc.(b)	10,661
1,509	Luminex Corp.(b)	27,464
3,563	Masimo Corp.(b)	85,797
3,974	MedAssets, Inc.(b)	84,408
2,387	Medicines Co. (The)(b)	55,784
370	Medidata Solutions, Inc.(b)	16,591
5,799	Merge Healthcare, Inc.(b)	14,265
1,619	Momenta Pharmaceuticals, Inc.(b)	17,226
611	MWI Veterinary Supply, Inc.(b)	86,310
2,834	Myriad Genetics, Inc.(b)(c)	102,307
1,306	Natus Medical, Inc.(b)	37,574
794	Neogen Corp.(b)	34,666
690	Neurocrine Biosciences, Inc.(b)	9,370
1,983	NuVasive, Inc.(b)	74,124
1,445	NxStage Medical, Inc.(b)	19,291
2,696	PAREXEL International Corp.(b)	144,398

Schedule of Investments(a)

786	PhotoMedex, Inc.(b)	$8,481
371	Premier, Inc., Class A(b)	10,499
507	Questcor Pharmaceuticals, Inc.(c)	45,615
5,193	ResMed, Inc.(c)	268,686
757	Salix Pharmaceuticals Ltd.(b)	99,856
3,468	SciClone Pharmaceuticals, Inc.(b)	16,716
322	Seattle Genetics, Inc.(b)	11,334
526	Spectranetics Corp.(b)	13,492
2,499	Spectrum Pharmaceuticals, Inc.(b)(c)	17,593
3,236	Targacept, Inc.(b)	9,028
2,713	Team Health Holdings, Inc.(b)	153,420
1,258	Techne Corp.	117,397
2,386	Thoratec Corp.(b)	77,545
1,373	United Therapeutics Corp.(b)	124,861
730	US Physical Therapy, Inc.	25,506
451	Vascular Solutions, Inc.(b)	11,126
2,460	Volcano Corp.(b)	40,615

		3,398,473

	Industrials - 12.9%
3,923	Acacia Research Corp.	66,926
727	Advisory Board Co. (The)(b)	36,452
6,219	Air Lease Corp.	214,245
739	Allegiant Travel Co.	87,025
3,994	Allison Transmission Holdings, Inc.	116,944
560	Argan, Inc.	18,984
370	Astronics Corp.(b)	21,460
1,416	AZZ, Inc.	61,794
1,289	Chart Industries, Inc.(b)	98,029
3,905	Clean Harbors, Inc.(b)	225,045
2,289	Colfax Corp.(b)	144,138
445	DXP Enterprises, Inc.(b)	31,608
1,543	Echo Global Logistics, Inc.(b)	33,961
1,922	Genesee & Wyoming, Inc., Class A(b)	191,681
1,287	HEICO Corp.	63,269
652	Heritage-Crystal Clean, Inc.(b)	11,058
4,279	Hexcel Corp.(b)	159,393
738	Hyster-Yale Materials Handling, Inc.	59,114
1,215	KEYW Holding Corp. (The)(b)	15,917
2,618	Kirby Corp.(b)	304,892
523	Lindsay Corp.	42,337
755	Manitex International, Inc.(b)	10,434
4,954	MasTec, Inc.(b)	134,699
1,421	Middleby Corp. (The)(b)	103,534
997	Mistras Group, Inc.(b)	21,057
1,026	Multi-Color Corp.	40,394
3,217	Old Dominion Freight Line, Inc.(b)	204,215
2,390	On Assignment, Inc.(b)	64,554
7,211	Pendrell Corp.(b)	10,600
1,648	Performant Financial Corp.(b)	15,804
1,624	Primoris Services Corp.	38,781
203	Proto Labs, Inc.(b)	16,443
1,767	Raven Industries, Inc.	49,246
2,317	Roadrunner Transportation Systems, Inc.(b)	58,249
2,193	Rollins, Inc.	62,084
2,558	RPX Corp.(b)	39,905
2,390	Spirit Airlines, Inc.(b)	156,354
954	Sun Hydraulics Corp.	34,802
4,338	Triumph Group, Inc.	274,812
1,460	Valmont Industries, Inc.	212,620
332	WageWorks, Inc.(b)	13,858
5,513	Waste Connections, Inc.	260,985
764	XPO Logistics, Inc.(b)	23,600

		3,851,302

	Information Technology - 22.3%
4,203	ACI Worldwide, Inc.(b)	78,764
1,284	Advent Software, Inc.	41,679

398	Ambarella Inc.(b)(c)	$11,387
2,282	Aruba Networks, Inc.(b)	40,757
1,761	Bankrate, Inc. (United Kingdom)(b)	29,690
1,897	Bazaarvoice, Inc.(b)	14,057
508	Blackhawk Network Holdings, Inc.(b)	14,397
2,061	Blucora, Inc.(b)	35,181
994	Bottomline Technologies (de), Inc.(b)	28,140
637	BroadSoft, Inc.(b)	15,543
472	CalAmp Corp.(b)	8,029
3,048	Calix, Inc.(b)	28,316
1,756	Cardtronics, Inc.(b)	67,711
678	Cavium, Inc.(b)	31,629
1,064	CEVA, Inc.(b)	15,141
4,376	Cirrus Logic, Inc.(b)	98,154
2,140	Cognex Corp.(b)	87,697
721	CommVault Systems, Inc.(b)	34,622
781	comScore, Inc.(b)	28,264
519	Concur Technologies, Inc.(b)	48,246
927	Constant Contact, Inc.(b)	28,858
433	CoStar Group, Inc.(b)	62,235
1,149	Cray, Inc.(b)	30,472
1,570	Datalink Corp.(b)	17,741
2,119	Ebix, Inc.(c)	26,615
516	Ellie Mae, Inc.(b)	14,820
1,009	EnerNOC, Inc.(b)	18,081
339	Envestnet, Inc.(b)	14,784
741	EPAM Systems, Inc.(b)	28,647
1,901	ExlService Holdings, Inc.(b)	53,323
1,486	FactSet Research Systems, Inc.	178,513
919	FEI Co.	70,395
4,685	Finisar Corp.(b)	92,435
7,414	FLIR Systems, Inc.	246,738
2,496	Fortinet, Inc.(b)	61,277
2,067	Gartner, Inc.(b)	141,424
6,482	GT Advanced Technologies, Inc.(b)(c)	89,711
413	Guidewire Software, Inc.(b)	16,727
1,794	Higher One Holdings, Inc.(b)	7,499
2,819	IAC/InterActiveCorp.	189,437
792	iGATE Corp.(b)	28,259
713	Infoblox, Inc.(b)	8,642
3,618	Informatica Corp.(b)	114,763
883	Inphi Corp.(b)	13,475
237	Interactive Intelligence Group, Inc.(b)	10,753
3,721	InterDigital, Inc.	164,059
1,140	InvenSense, Inc.(b)(c)	26,231
809	IPG Photonics Corp.(b)	54,486
3,562	Ixia(b)	38,113
1,532	j2 Global, Inc.	74,945
3,097	Jack Henry & Associates, Inc.	180,710
1,425	Liquidity Services, Inc.(b)	19,223
867	Littelfuse, Inc.	75,360
1,585	LivePerson, Inc.(b)	18,671
473	LogMeIn, Inc.(b)	19,256
1,893	MAXIMUS, Inc.	78,294
1,553	Maxwell Technologies, Inc.(b)	16,897
3,137	MICROS Systems, Inc.(b)	212,155
5,556	Microsemi Corp.(b)	133,233
970	Monolithic Power Systems, Inc.	40,003
887	Monotype Imaging Holdings, Inc.	26,512
1,833	NeoPhotonics Corp.(b)	5,701
1,367	NetScout Systems, Inc.(b)	58,139
2,252	NIC, Inc.	37,991
16,307	Nuance Communications, Inc.(b)	296,461
199	NVE Corp.(b)	13,204
1,185	OSI Systems, Inc.(b)	78,566
211	Palo Alto Networks, Inc.(b)	17,061

Schedule of Investments(a)

335	Pandora Media, Inc.(b)	$8,415
772	Pegasystems, Inc.	16,498
720	Power Integrations, Inc.	38,758
939	Procera Networks, Inc.(b)	9,399
1,040	QLIK Technologies, Inc.(b)	27,518
3,953	Rackspace Hosting, Inc.(b)	119,736
1,847	RealD, Inc.(b)	19,523
1,061	RealPage, Inc.(b)	17,087
5,086	Riverbed Technology, Inc.(b)	91,039
7,965	Rovi Corp.(b)	186,142
1,022	Ruckus Wireless, Inc.(b)	13,194
5,498	Sapient Corp.(b)	81,150
2,216	ShoreTel, Inc.(b)	13,695
8,002	Skyworks Solutions, Inc.	406,182
1,065	SolarWinds, Inc.(b)	43,814
1,918	Solera Holdings, Inc.	122,752
198	SPS Commerce, Inc.(b)	10,563
2,661	SS&C Technologies Holdings, Inc.(b)	115,248
411	Stamps.com, Inc.(b)	13,000
803	Stratasys Ltd.(b)	80,734
2,415	Super Micro Computer, Inc.(b)	63,201
1,066	Synaptics, Inc.(b)	76,997
1,037	Synchronoss Technologies, Inc.(b)	41,905
552	Syntel, Inc.(b)	47,676
788	Tangoe, Inc.(b)	10,874
2,671	TiVo, Inc.(b)	35,952
387	Tyler Technologies, Inc.(b)	35,113
142	Ultimate Software Group, Inc. (The)(b)	19,157
1,550	Ultratech, Inc.(b)	36,704
684	Universal Display Corp.(b)	20,971
4,071	Vantiv, Inc., Class A(b)	133,447
6,551	VeriFone Systems, Inc.(b)	219,524
1,626	Verint Systems, Inc.(b)	76,324
1,898	ViaSat, Inc.(b)	110,976
872	Virtusa Corp.(b)	27,276
629	Web.com Group, Inc.(b)	16,700
1,452	WEX, Inc.(b)	156,700
127	Yelp, Inc.(b)	8,529
176	Zillow, Inc., Class A(b)	25,261
23,698	Zynga, Inc., Class A(b)	69,198

		6,675,231

	Materials - 3.5%
8,937	Allied Nevada Gold Corp.(b)(c)	27,973
1,247	American Vanguard Corp.	15,824
783	Balchem Corp.	39,150
1,167	Flotek Industries, Inc.(b)	33,668
3,343	Globe Specialty Metals, Inc.	63,617
4,499	Gold Resource Corp.	23,755
29,680	Hecla Mining Co.(c)	93,789
2,721	KapStone Paper and Packaging Corp.(b)	80,923
11,701	Molycorp, Inc.(b)(c)	24,455
16,111	Rentech, Inc.(b)	34,961
2,071	Royal Gold, Inc.	156,505
5,761	Tronox Ltd., Class A	152,897
2,199	US Silica Holdings, Inc.	123,628
1,877	Westlake Chemical Corp.	164,031

		1,035,176

	Telecommunication Services - 0.2%
1,406	8x8, Inc.(b)	11,361
2,049	Boingo Wireless, Inc.(b)	12,519
759	Cogent Communications Group, Inc.	26,345
1,680	ORBCOMM, Inc.(b)	10,550

		60,775

	Utilities - 1.1%
7,615	ITC Holdings Corp.	274,901
684	NRG Yield, Inc., Class A	35,739

518	Pattern Energy Group, Inc.	$16,054

		326,694

	Total Common Stocks and Other Equity Interests (Cost $26,063,620)	29,829,606

	Warrant - 0.0%
	Energy - 0.0%
637	Magnum Hunter Resources Corp., expiring 05/15/16 (Cost $0)	0

	Money Market Fund - 0.2%
66,598	Invesco Premier Portfolio – Institutional Class(d) (Cost $66,598)	66,598

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $26,130,218)-100.1%	29,896,204

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.6%
1,064,610	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $1,064,610)	1,064,610

	Total Investments (Cost $27,194,828)(f)-103.7%	30,960,814
	Other assets less liabilities-(3.7)%	(1,118,034)

	Net Assets-100.0%	$29,842,780

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$1,019,055	$(1,019,055)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $27,320,768. The net unrealized appreciation was $3,640,046, which consisted of aggregate gross unrealized appreciation of $5,175,034 and aggregate gross unrealized depreciation of $1,534,988.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Fundamental Pure Small Value Portfolio (PXSV)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 17.6%
3,431	1-800-FLOWERS.COM, Inc., Class A(b)	$17,567
25,789	Aeropostale, Inc.(b)(c)	85,619
2,354	AH Belo Corp., Class A	24,835
2,040	AMC Entertainment Holdings, Inc., Class A (China)	46,186
3,493	American Axle & Manufacturing Holdings, Inc.(b)	64,236
4,468	ANN, Inc.(b)	164,199
5,066	Aramark	136,579
717	Arctic Cat, Inc.	25,525
2,829	Asbury Automotive Group, Inc.(b)	191,042
880	Ascent Capital Group, Inc., Class A(b)	54,542
11,277	Barnes & Noble, Inc.(b)	234,787
1,482	Bassett Furniture Industries, Inc.	21,608
2,844	Beazer Homes USA, Inc.(b)	43,655
5,694	bebe stores, Inc.	16,000
2,564	Big 5 Sporting Goods Corp.	25,409
122	Biglari Holdings, Inc.(b)(c)	51,851
546	Blue Nile, Inc.(b)	14,059
2,810	Blyth, Inc.(c)	17,000
2,645	Bob Evans Farms, Inc.(c)	125,664
9,691	Bon-Ton Stores, Inc. (The)(c)	90,126
10,249	Boyd Gaming Corp.(b)	112,739
4,553	Brinker International, Inc.	204,157
5,056	Brown Shoe Co., Inc.	142,529
3,447	Brunswick Corp.	139,017
1,814	Build-A-Bear Workshop, Inc.(b)	19,138
2,575	Burger King Worldwide, Inc.	67,928
4,140	Burlington Stores, Inc.(b)	135,502
6,003	Callaway Golf Co.	45,623
24,663	Career Education Corp.(b)	126,028
1,249	Carmike Cinemas, Inc.(b)	39,269
3,608	Cato Corp. (The), Class A	111,343
2,707	Children’s Place, Inc. (The)	135,891
4,011	Christopher & Banks Corp.(b)	34,294
3,321	Cinedigm Corp., Class A(b)	7,539
2,604	Citi Trends, Inc.(b)	52,471
7,972	Clear Channel Outdoor Holdings, Inc., Class A	60,189
1,288	ClubCorp Holdings, Inc.	21,780
855	Columbia Sportswear Co.	63,920
8,714	Cooper Tire & Rubber Co.	251,747
772	Cooper-Standard Holding, Inc.(b)	47,864
5,932	Crocs, Inc.(b)	94,141
1,300	CSS Industries, Inc.	32,097
6,719	Denny’s Corp.(b)	46,025
1,119	Destination Maternity Corp.	21,295
4,515	Destination XL Group, Inc.(b)	24,155
820	Dixie Group, Inc. (The)(b)	6,880
3,373	DreamWorks Animation SKG, Inc., Class A(b)	67,460
2,235	E.W. Scripps Co. (The), Class A(b)	48,455
5,228	Education Management Corp.(b)(c)	6,744

1,859	Einstein Noah Restaurant Group, Inc.	$28,127
2,846	Entercom Communications Corp., Class A(b)	26,895
2,293	Ethan Allen Interiors, Inc.	52,556
8,387	Express, Inc.(b)	130,502
4,781	Federal-Mogul Holdings Corp.(b)	76,209
496	Flexsteel Industries, Inc.	15,009
5,281	Fred’s, Inc., Class A	83,598
2,514	Fuel Systems Solutions, Inc.(b)	26,397
2,950	Gray Television, Inc.(b)	35,931
3,705	Group 1 Automotive, Inc.	273,874
9,370	Harte-Hanks, Inc.	61,467
1,374	Haverty Furniture Cos., Inc.	30,544
5,597	hhgregg, Inc.(b)(c)	39,795
1,230	Hooker Furniture Corp.	17,860
9,913	Hovnanian Enterprises, Inc., Class A(b)(c)	39,652
2,983	Hyatt Hotels Corp., Class A(b)	175,490
2,382	International Speedway Corp., Class A	72,222
5,298	Isle of Capri Casinos, Inc.(b)	41,907
5,246	ITT Educational Services, Inc.(b)(c)	74,651
3,032	Jack in the Box, Inc.	173,400
2,796	John Wiley & Sons, Inc., Class A	168,012
3,845	Journal Communications, Inc., Class A(b)	41,834
2,442	Kate Spade & Co.(b)	92,381
5,600	KB Home	91,280
3,538	Lamar Advertising Co., Class A	177,431
13,877	Lee Enterprises, Inc.(b)(c)	52,733
1,807	Libbey, Inc.(b)	47,054
1,346	Lifetime Brands, Inc.	22,882
1,713	Lithia Motors, Inc., Class A	152,200
1,843	Loral Space & Communications, Inc.(b)	133,249
2,054	Luby’s, Inc.(b)	10,311
1,231	M/I Homes, Inc.(b)	25,334
2,814	Marcus Corp. (The)	49,723
2,446	MarineMax, Inc.(b)	40,775
2,701	Marriott Vacations Worldwide Corp.(b)	155,443
2,246	Matthews International Corp., Class A	97,679
16,317	McClatchy Co. (The), Class A(b)	78,811
4,039	MDC Holdings, Inc.	108,932
1,856	Media General, Inc.(b)(c)	37,417
4,062	Men’s Wearhouse, Inc. (The)	204,400
3,437	Meredith Corp.	157,827
1,843	Meritage Homes Corp.(b)	70,587
4,899	Modine Manufacturing Co.(b)	67,459
697	Monarch Casino & Resort, Inc.(b)	8,699
1,386	Morgans Hotel Group Co.(b)	10,326
833	NACCO Industries, Inc., Class A	39,726
1,286	Nautilus, Inc.(b)	12,809
5,075	New York & Co., Inc.(b)	17,103
10,449	New York Times Co. (The), Class A	130,508
3,242	Nutrisystem, Inc.	52,034
3,558	Orbitz Worldwide, Inc.(b)	31,488
10,335	Pacific Sunwear of California, Inc.(b)	20,980
5,283	Penske Automotive Group, Inc.	245,395
8,759	Pep Boys-Manny, Moe & Jack (The)(b)	92,670
3,604	Perry Ellis International, Inc.(b)	66,314
2,229	PetMed Express, Inc.(c)	30,537
4,812	Pinnacle Entertainment, Inc.(b)	104,902
14,875	Quiksilver, Inc.(b)	44,476
5,000	Radio One, Inc., Class D(b)	21,850
96,370	RadioShack Corp.(b)(c)	59,749
1,647	Reading International, Inc., Class A(b)	13,225
941	Red Robin Gourmet Burgers, Inc.(b)	60,563
12,914	Regal Entertainment Group, Class A(c)	251,306
9,749	Regis Corp.	135,804
18,090	Ruby Tuesday, Inc.(b)	108,721
2,269	Ruth’s Hospitality Group, Inc.	25,753

Schedule of Investments(a)

1,646	Ryland Group, Inc. (The)	$52,837
314	Saga Communications, Inc., Class A	11,304
1,351	Salem Communications Corp., Class A	11,767
3,575	Scholastic Corp.	126,626
4,868	Scientific Games Corp., Class A(b)	41,573
3,235	Sears Hometown and Outlet Stores, Inc.(b)	61,336
628	Shiloh Industries, Inc.(b)	10,676
2,951	Skechers U.S.A., Inc., Class A(b)	153,954
8,471	Sonic Automotive, Inc., Class A	206,015
3,382	Sonic Corp.(b)	69,838
4,903	Spartan Motors, Inc.	21,083
1,648	Speedway Motorsports, Inc.	28,741
5,025	Stage Stores, Inc.	90,550
3,435	Stein Mart, Inc.	44,586
4,204	Stoneridge, Inc.(b)	46,118
2,774	Strayer Education, Inc.(b)	143,749
3,783	Superior Industries International, Inc.	70,780
1,343	Systemax, Inc.(b)	18,359
1,737	Tempur Sealy International, Inc.(b)	95,031
3,175	Thor Industries, Inc.	168,180
6,639	Toll Brothers, Inc.(b)	217,029
4,656	Tower International, Inc.(b)	146,664
4,114	Town Sports International Holdings, Inc.	18,924
17,469	TravelCenters of America LLC(b)	157,046
3,720	Tuesday Morning Corp.(b)	61,231
1,927	Unifi, Inc.(b)	55,189
2,877	Universal Technical Institute, Inc.	34,438
3,595	ValueVision Media, Inc., Class A(b)	16,465
3,854	VOXX International Corp.(b)	38,193
4,610	Weight Watchers International, Inc. (Luxembourg)(c)	99,991
21,736	Wendy’s Co. (The)	177,148
2,668	West Marine, Inc.(b)	22,891
19,960	Wet Seal, Inc. (The), Class A(b)(c)	18,405
691	Weyco Group, Inc.	17,938
951	Winnebago Industries, Inc.(b)	22,348
2,284	World Wrestling Entertainment, Inc., Class A(c)	28,504

		11,366,994

	Consumer Staples - 3.0%
20,035	Alliance One International, Inc.(b)	45,479
1,166	Cal-Maine Foods, Inc.	83,019
13,919	Central Garden & Pet Co., Class A(b)	129,864
15,848	Chiquita Brands International, Inc.(b)	151,982
618	Coca-Cola Bottling Co. Consolidated	43,149
2,928	Elizabeth Arden, Inc.(b)	60,405
6,610	Fresh Del Monte Produce, Inc.	197,903
4,464	Ingles Markets, Inc., Class A	109,457
1,189	John B. Sanfilippo & Son, Inc.	31,449
1,216	National Beverage Corp.(b)	20,842
783	Nutraceutical International Corp.(b)	18,072
393	Oil-Dri Corp. of America	11,464
2,420	Omega Protein Corp.(b)	33,928
3,309	Pilgrim’s Pride Corp. (Brazil)(b)	92,520
2,943	Post Holdings, Inc.(b)	132,200
964	Revlon, Inc., Class A(b)	29,402
17,634	Roundy’s, Inc.	85,172
1,242	Seneca Foods Corp., Class A(b)	35,546
5,160	SpartanNash Co.	108,154
4,081	Universal Corp.	211,926
7,195	Vector Group Ltd.(c)	147,713
1,003	Village Super Market, Inc., Class A	23,591
673	WD-40 Co.	44,930
1,605	Weis Markets, Inc.	68,469

		1,916,636

	Energy - 5.1%
3,913	Abraxas Petroleum Corp.(b)	$19,956
506	Adams Resources & Energy, Inc.	33,062
5,293	Alon USA Energy, Inc. (Israel)	68,015
5,276	Basic Energy Services, Inc.(b)	126,571
7,207	Bill Barrett Corp.(b)	173,040
28,892	Cal Dive International, Inc.(b)(c)	31,492
4,566	Callon Petroleum Co.(b)	45,112
10,403	Cloud Peak Energy, Inc.(b)	161,038
5,901	Comstock Resources, Inc.	139,618
1,991	CVR Energy, Inc.(c)	93,736
1,082	Dawson Geophysical Co.	27,158
3,547	Endeavour International Corp.(b)(c)	5,001
3,174	EP Energy Corp., Class A(b)	63,480
15,866	EXCO Resources, Inc.(c)	73,142
50,204	Forest Oil Corp.(b)	102,416
1,525	Gulf Island Fabrication, Inc.	29,737
5,108	Harvest Natural Resources, Inc.(b)	22,067
9,487	Helix Energy Solutions Group, Inc.(b)	241,254
28,270	Hercules Offshore, Inc.(b)(c)	99,793
2,815	Hornbeck Offshore Services, Inc.(b)	123,016
15,065	ION Geophysical Corp.(b)	56,494
22,020	Key Energy Services, Inc.(b)	135,203
1,465	Mitcham Industries, Inc.(b)	19,001
7,746	Newpark Resources, Inc.(b)	94,734
14,881	Parker Drilling Co.(b)	91,965
7,402	Penn Virginia Corp.(b)	96,374
7,474	PetroQuest Energy, Inc.(b)	47,908
1,178	PHI, Inc.(b)	46,472
9,579	Pioneer Energy Services Corp.(b)	140,907
28,042	Quicksilver Resources, Inc.(b)(c)	52,719
4,798	Stone Energy Corp.(b)	182,564
11,906	Swift Energy Co.(b)(c)	131,561
2,586	Tesco Corp.	50,479
9,395	TETRA Technologies, Inc.(b)	103,439
4,052	Ultra Petroleum Corp.(b)	92,872
5,547	VAALCO Energy, Inc.(b)	38,274
5,709	W&T Offshore, Inc.	76,558
6,786	Warren Resources, Inc.(b)	39,970
8,635	Willbros Group, Inc.(b)	100,080

		3,276,278

	Financials - 24.2%
1,130	1st Source Corp.	32,081
6,365	AG Mortgage Investment Trust, Inc. REIT	116,734
2,144	Alexander & Baldwin, Inc.	81,836
855	American National Bankshares, Inc.	18,391
1,127	American Residential Properties, Inc. REIT(b)	20,421
1,182	Ameris Bancorp	25,815
1,127	AMERISAFE, Inc.	41,248
777	Ames National Corp.	17,397
32,642	Anworth Mortgage Asset Corp. REIT	165,821
3,508	Arbor Realty Trust, Inc. REIT	24,802
1,055	Armada Hoffler Properties, Inc. REIT	9,917
1,222	Arrow Financial Corp.	31,039
11,289	Ashford Hospitality Trust, Inc. REIT	129,936
12,386	Astoria Financial Corp.	159,532
1,293	Baldwin & Lyons, Inc., Class B	31,937
499	BancFirst Corp.	30,389
7,220	BancorpSouth, Inc.	150,681
4,407	Bank Mutual Corp.	26,574
3,983	Bank of Hawaii Corp.	227,748
1,653	BankFinancial Corp.	16,894
1,169	Banner Corp.	47,041
513	Bar Harbor Bankshares	14,005
659	BBX Capital Corp., Class A(b)	11,915
2,053	Beneficial Mutual Bancorp, Inc.(b)	26,853

Schedule of Investments(a)

996	Blackstone Mortgage Trust, Inc., Class A REIT	$28,356
1,915	BOK Financial Corp.	126,850
4,371	Boston Private Financial Holdings, Inc.	54,550
2,264	Brixmor Property Group, Inc. REIT	51,280
8,674	Brookline Bancorp, Inc.	78,326
4,311	Calamos Asset Management, Inc., Class A	51,128
908	Camden National Corp.	32,170
1,570	Capital City Bank Group, Inc.	21,085
20,426	Capitol Federal Financial, Inc.	238,984
15,686	Capstead Mortgage Corp. REIT	201,408
3,251	Cash America International, Inc.	144,312
4,738	Cathay General Bancorp	121,245
8,425	Cedar Realty Trust, Inc. REIT	53,077
1,726	Central Pacific Financial Corp.	30,895
296	Century Bancorp, Inc., Class A	10,366
1,937	Charter Financial Corp.	21,210
2,783	Chemical Financial Corp.	76,811
1,073	Citizens & Northern Corp.	20,376
3,326	Citizens, Inc.(b)	22,417
1,370	City Holding Co.	57,060
3,267	City National Corp.	245,842
2,469	CNA Financial Corp.	92,267
2,176	CoBiz Financial, Inc.	24,632
1,141	Cohen & Steers, Inc.(c)	47,363
1,422	Community Trust Bancorp, Inc.	49,756
2,314	Consumer Portfolio Services, Inc.(b)	16,800
8,648	Corporate Office Properties Trust REIT	245,344
7,604	Cousins Properties, Inc. REIT	94,138
3,460	Crawford & Co., Class B	31,832
6,627	CVB Financial Corp.	101,327
23,135	DCT Industrial Trust, Inc. REIT	181,147
15,226	DiamondRock Hospitality Co. REIT	186,671
3,009	Dime Community Bancshares, Inc.	45,496
1,105	Donegal Group, Inc., Class A	16,663
8,366	Douglas Emmett, Inc. REIT	238,347
663	EMC Insurance Group, Inc.	19,512
2,743	Employers Holdings, Inc.	58,426
595	Enterprise Bancorp, Inc.	11,668
1,396	Enterprise Financial Services Corp.	24,360
3,704	EPR Properties REIT	199,646
885	ESB Financial Corp.	11,001
15,770	F.N.B Corp.	193,971
1,362	FBL Financial Group, Inc., Class A	58,266
741	FBR & Co.(b)	20,718
969	Federal Agricultural Mortgage Corp., Class C	28,246
5,811	FelCor Lodging Trust, Inc. REIT	60,841
1,272	Financial Institutions, Inc.	28,238
711	First Bancorp, Inc.	11,668
1,934	First Bancorp.	31,099
7,612	First Busey Corp.	42,247
501	First Citizens BancShares, Inc., Class A	111,397
10,382	First Commonwealth Financial Corp.	88,870
1,866	First Community Bancshares, Inc.	27,449
940	First Defiance Financial Corp.	25,389
1,107	First Financial Corp.	33,941
1,031	First Financial Northwest, Inc.	10,846
1,671	First Interstate BancSystem, Inc.	43,613
2,298	First Merchants Corp.	45,799
5,803	First Midwest Bancorp, Inc.	94,009
6,059	First Potomac Realty Trust REIT	79,918
11,546	FirstMerit Corp.	203,210
2,147	Flagstar Bancorp, Inc.(b)	39,290
2,694	Flushing Financial Corp.	50,055
6,320	Forest City Enterprises, Inc., Class A(b)	121,154

2,218	Forestar Group, Inc.(b)	$41,477
8,055	Franklin Street Properties Corp. REIT	97,788
19,410	Fulton Financial Corp.	220,109
2,572	FXCM, Inc., Class A	35,031
253	GAMCO Investors, Inc., Class A	19,387
305	Gaming and Leisure Properties, Inc. REIT	10,269
2,549	Getty Realty Corp. REIT	46,825
12,446	GFI Group, Inc.	56,380
4,833	Glacier Bancorp, Inc.	127,978
5,362	Gramercy Property Trust, Inc. REIT	31,689
1,234	Great Southern Bancorp, Inc.	38,476
1,840	Greenhill & Co., Inc.	84,217
943	Guaranty Bancorp	12,259
2,512	Hallmark Financial Services, Inc.(b)	22,533
1,501	Hanmi Financial Corp.	31,701
1,422	Heartland Financial USA, Inc.	33,886
1,129	HomeTrust Bancshares, Inc.(b)	17,172
4,464	Horace Mann Educators Corp.	127,894
728	Horizon Bancorp	15,521
1,680	Hudson Valley Holding Corp.	29,215
519	Independence Holding Co.	6,493
1,112	Independent Bank Corp.	14,723
1,172	Infinity Property & Casualty Corp.	75,899
7,759	Inland Real Estate Corp. REIT	80,228
10,408	Interactive Brokers Group, Inc., Class A	239,540
6,337	International Bancshares Corp.	160,643
1,931	Intervest Bancshares Corp.	15,409
4,707	Investment Technology Group, Inc.(b)	86,091
11,559	Investors Real Estate Trust REIT	98,483
6,592	iStar Financial, Inc. REIT(b)	94,793
12,175	Janus Capital Group, Inc.	138,673
1,394	JMP Group, Inc.	9,396
547	Kansas City Life Insurance Co.	23,887
7,976	Kite Realty Group Trust REIT	48,654
2,979	Lakeland Bancorp, Inc.	29,909
631	LCNB Corp.	9,594
14,747	Lexington Realty Trust REIT	161,332
1,869	MainSource Financial Group, Inc.	30,521
512	Marlin Business Services Corp.	9,421
4,064	MB Financial, Inc.	109,484
10,063	Meadowbrook Insurance Group, Inc.	60,680
603	Mercantile Bank Corp.	11,529
513	Merchants Bancshares, Inc.	14,908
4,008	Mercury General Corp.	197,274
1,175	Metro Bancorp, Inc.(b)	26,966
6,245	MGIC Investment Corp.(b)	46,151
260	NASB Financial, Inc.	5,850
566	National Bankshares, Inc.	16,488
648	National Interstate Corp.	17,554
289	National Western Life Insurance Co., Class A	69,649
1,297	Navigators Group, Inc. (The)(b)	78,858
3,848	NBT Bancorp, Inc.	89,928
2,306	Nelnet, Inc., Class A	95,076
27,101	Newcastle Investment Corp. REIT	121,141
600	Northrim Bancorp, Inc.	14,700
8,577	Northwest Bancshares, Inc.	106,355
1,446	OceanFirst Financial Corp.	23,006
9,795	Old National Bancorp	131,057
1,118	One Liberty Properties, Inc. REIT	23,165
5,112	OneBeacon Insurance Group Ltd., Class A	75,658
1,744	Oppenheimer Holdings, Inc., Class A	39,798
1,321	Pacific Continental Corp.	17,754
6,729	PacWest Bancorp	280,397
1,433	Park National Corp.	107,962
689	Peapack Gladstone Financial Corp.	12,747

Schedule of Investments(a)

359	Penns Woods Bancorp, Inc.	$15,405
6,208	Pennsylvania Real Estate Investment Trust REIT	119,380
1,176	Peoples Bancorp, Inc.	27,436
2,714	Phoenix Cos., Inc. (The)(b)	150,383
1,748	Piper Jaffray Cos.(b)	90,197
3,363	Potlatch Corp. REIT	138,892
550	Preferred Bank(b)	12,205
5,103	Primerica, Inc.	235,146
704	Provident Financial Holdings, Inc.	10,032
5,803	Provident Financial Services, Inc.	96,968
9,118	RAIT Financial Trust REIT	70,209
4,042	Ramco-Gershenson Properties Trust REIT	67,097
9,740	Redwood Trust, Inc. REIT	184,865
2,036	Renasant Corp.	57,822
1,333	Republic Bancorp, Inc., Class A	31,006
1,311	Resource America, Inc., Class A	12,350
4,339	RLI Corp.	185,449
2,664	Ryman Hospitality Properties, Inc. REIT(c)	127,206
3,216	S&T Bancorp, Inc.	78,245
3,734	Sabra Health Care REIT, Inc. REIT	103,432
1,685	Safety Insurance Group, Inc.	84,267
2,116	Sandy Spring Bancorp, Inc.	49,536
6,548	Selective Insurance Group, Inc.	145,955
1,036	Sierra Bancorp	16,369
2,369	Silver Bay Realty Trust Corp. REIT	38,283
1,293	Simmons First National Corp., Class A	51,242
1,445	Southwest Bancorp, Inc.	22,282
1,810	Springleaf Holdings, Inc.(b)	47,386
1,291	St. Joe Co. (The)(b)	29,486
1,718	State Auto Financial Corp.	36,267
2,250	State Bank Financial Corp.	37,148
2,010	Stewart Information Services Corp.	59,235
1,038	Stock Yards Bancorp, Inc.	30,382
6,942	Strategic Hotels & Resorts, Inc. REIT(b)	79,208
1,119	Suffolk Bancorp(b)	22,660
9,002	Sunstone Hotel Investors, Inc. REIT	127,738
21,785	Susquehanna Bancshares, Inc.	221,771
4,867	SWS Group, Inc.(b)	34,848
2,746	TowneBank	40,586
1,111	Trico Bancshares	24,853
9,685	TrustCo Bank Corp. NY	63,824
7,418	Trustmark Corp.	170,837
12,695	Umpqua Holdings Corp.	214,799
4,769	United Bankshares, Inc.	152,990
2,220	United Community Banks, Inc.	36,741
4,206	United Community Financial Corp.	18,086
1,715	United Fire Group, Inc.	48,466
3,134	Universal Insurance Holdings, Inc.	37,796
2,000	Univest Corp. of Pennsylvania	37,840
1,960	Urstadt Biddle Properties, Inc., Class A REIT	40,160
7,355	Washington REIT	199,468
9,065	Washington Federal, Inc.	190,002
1,103	Washington Trust Bancorp, Inc.	37,943
6,638	Webster Financial Corp.	190,311
2,940	WesBanco, Inc.	87,847
1,114	West Bancorporation, Inc.	16,220
2,111	Westamerica Bancorporation	100,948
1,915	Western Asset Mortgage Capital Corp. REIT	26,044
2,996	Westfield Financial, Inc.	21,631
345	White Mountains Insurance Group Ltd.	208,694
3,186	Wilshire Bancorp, Inc.	30,012
3,367	Winthrop Realty Trust REIT	50,741
692	World Acceptance Corp.(b)	56,107
731	Yadkin Financial Corp.(b)	13,567

		15,585,317

	Health Care - 4.1%
4,966	Affymetrix, Inc.(b)	$42,708
1,497	Albany Molecular Research, Inc.(b)	28,503
904	Alliance HealthCare Services, Inc.(b)	25,809
7,586	Amedisys, Inc.(b)	153,085
4,216	AMN Healthcare Services, Inc.(b)	55,230
3,079	Amsurg Corp.(b)	147,053
8,066	BioScrip, Inc.(b)	60,414
8,979	Brookdale Senior Living, Inc.(b)	311,122
1,416	Cambrex Corp.(b)	29,835
2,499	Charles River Laboratories International, Inc.(b)	135,471
3,403	Cross Country Healthcare, Inc.(b)	24,468
11,114	Five Star Quality Care, Inc.(b)	50,791
8,339	Gentiva Health Services, Inc.(b)	150,936
5,153	Healthways, Inc.(b)	89,095
4,501	Hill-Rom Holdings, Inc.	177,339
4,702	Invacare Corp.	70,389
1,611	LHC Group, Inc.(b)	37,826
3,811	Magellan Health, Inc.(b)	219,514
4,657	Molina Healthcare, Inc.(b)	190,238
1,021	National Healthcare Corp.	56,114
1,936	OraSure Technologies, Inc.(b)	15,933
19,900	PDL BioPharma, Inc.(c)	186,662
4,944	PharMerica Corp.(b)	133,439
1,596	Providence Service Corp. (The)(b)	63,218
5,219	Skilled Healthcare Group, Inc., Class A(b)	31,053
744	Surgical Care Affiliates, Inc.(b)	21,859
648	SurModics, Inc.(b)	12,305
4,469	Symmetry Medical, Inc.(b)	39,372
9,124	Universal American Corp.	72,445

		2,632,226

	Industrials - 18.7%
4,611	AAR Corp.	124,036
7,163	ABM Industries, Inc.	176,281
22,020	ACCO Brands Corp.(b)	145,772
10,308	Accuride Corp.(b)	51,540
993	Aerovironment, Inc.(b)	31,270
8,019	Air Transport Services Group, Inc.(b)	61,506
8,017	Aircastle Ltd.	143,905
2,191	Albany International Corp., Class A	78,525
594	American Science & Engineering, Inc.	37,303
702	American Woodmark Corp.(b)	20,639
1,676	Apogee Enterprises, Inc.	54,386
2,911	Applied Industrial Technologies, Inc.	141,067
5,199	ARC Document Solutions, Inc.(b)	28,335
2,658	ArcBest Corp.	84,338
1,567	Astec Industries, Inc.	60,909
5,546	Atlas Air Worldwide Holdings, Inc.(b)	189,784
3,333	Baltic Trading Ltd.(c)	16,965
3,032	Barnes Group, Inc.	103,846
5,521	Brady Corp., Class A	144,374
6,729	Briggs & Stratton Corp.	123,343
6,526	Brink’s Co. (The)	175,158
2,100	Builders FirstSource, Inc.(b)	12,474
6,334	Casella Waste Systems, Inc., Class A(b)	29,896
6,271	CBIZ, Inc.(b)	51,171
2,613	CDI Corp.	36,242
24,913	Cenveo, Inc.(b)	83,957
1,768	Columbus McKinnon Corp.	41,106
4,073	Comfort Systems USA, Inc.	60,688
3,904	Commercial Vehicle Group, Inc.(b)	35,761
1,862	Courier Corp.	24,299
14,057	Covanta Holding Corp.	287,044
1,416	CRA International, Inc.(b)	33,814
2,899	Crane Co.	198,900

Schedule of Investments(a)

4,042	Deluxe Corp.	$222,350
2,230	Douglas Dynamics, Inc.	37,241
1,359	Ducommun, Inc.(b)	37,576
2,421	Dun & Bradstreet Corp. (The)	266,383
3,602	Dycom Industries, Inc.(b)	101,288
894	Dynamic Materials Corp.	18,309
1,063	Encore Wire Corp.	44,582
2,837	Engility Holdings, Inc.(b)	98,047
4,072	Ennis, Inc.	57,741
1,275	EnPro Industries, Inc.(b)	87,235
3,732	Federal Signal Corp.	53,965
531	Franklin Covey Co.(b)	10,015
1,177	FreightCar America, Inc.	25,400
5,065	FTI Consulting, Inc.(b)	187,202
2,014	Furmanite Corp.(b)	18,428
1,656	G&K Services, Inc., Class A	79,637
4,103	GATX Corp.	254,386
2,435	GenCorp, Inc.(b)(c)	43,221
3,051	Gibraltar Industries, Inc.(b)	44,819
4,262	Global Brass & Copper Holdings, Inc.	64,697
14,694	GrafTech International Ltd.(b)	123,430
4,092	Granite Construction, Inc.	133,195
6,396	Great Lakes Dredge & Dock Corp.(b)	46,179
1,837	Greenbrier Cos., Inc. (The)	118,395
3,375	H&E Equipment Services, Inc.(b)	122,108
1,238	Hardinge, Inc.	14,769
10,109	Hawaiian Holdings, Inc.(b)	140,818
3,340	Heartland Express, Inc.	74,983
2,332	Heidrick & Struggles International, Inc.	43,538
3,657	Herman Miller, Inc.	106,931
3,574	Hill International, Inc.(b)	17,191
3,985	HNI Corp.	140,830
2,152	Houston Wire & Cable Co.	25,846
716	Hurco Cos., Inc.	22,991
2,153	ICF International, Inc.(b)	74,429
3,293	Insperity, Inc.	105,080
1,266	Insteel Industries, Inc.	23,231
3,059	Interface, Inc.	48,485
1,178	International Shipholding Corp.	24,974
1,847	John Bean Technologies Corp.	48,114
946	Kadant, Inc.	36,080
2,409	Kaman Corp.	96,384
6,467	Kelly Services, Inc., Class A	103,084
2,075	Kforce, Inc.	41,272
3,053	Kimball International, Inc., Class B	48,146
4,362	Knight Transportation, Inc.	104,514
4,584	Knoll, Inc.	77,057
3,713	Korn/Ferry International(b)	109,236
4,631	Layne Christensen Co.(b)	50,246
786	LB Foster Co., Class A	36,667
2,112	Lennox International, Inc.	180,196
1,742	LMI Aerospace, Inc.(b)	22,803
3,149	LSI Industries, Inc.	22,484
1,451	Lydall, Inc.(b)	36,609
2,340	Macquarie Infrastructure Co. LLC	163,145
7,640	Manitowoc Co., Inc. (The)	202,918
1,140	Masonite International Corp.(b)	55,871
6,031	Matson, Inc.	162,535
2,000	McGrath RentCorp	69,100
14,760	Meritor, Inc.(b)	185,533
1,293	Miller Industries, Inc.	24,813
2,106	MSA Safety, Inc.	109,049
4,263	Mueller Industries, Inc.	118,639
9,489	Mueller Water Products, Inc., Class A	73,540
1,066	National Presto Industries, Inc.(c)	68,331
5,126	Navigant Consulting, Inc.(b)	83,656

1,339	NCI Building Systems, Inc.(b)	$22,442
1,222	NN, Inc.	35,438
1,031	Nortek, Inc.(b)	82,243
1,068	Northwest Pipe Co.(b)	38,288
2,963	Orion Marine Group, Inc.(b)	32,030
588	P.A.M. Transportation Services, Inc.(b)	20,439
875	Park-Ohio Holdings Corp.	51,940
414	Patriot Transportation Holding, Inc.(b)	13,770
1,203	PGT, Inc.(b)	11,140
4,823	Pike Corp.(b)	38,873
1,521	Ply Gem Holdings, Inc.(b)	12,670
3,149	Polypore International, Inc.(b)	135,722
306	Preformed Line Products Co.	16,582
7,156	Quad Graphics, Inc.	151,135
3,026	Quality Distribution, Inc.(b)	40,397
2,993	Quanex Building Products Corp.	51,150
23,680	Republic Airways Holdings, Inc.(b)	235,379
3,450	Resources Connection, Inc.	52,095
2,746	Rexnord Corp.(b)	73,895
4,768	Rush Enterprises, Inc., Class A(b)	167,977
2,117	Saia, Inc.(b)	96,641
2,469	Simpson Manufacturing Co., Inc.	75,082
19,706	SkyWest, Inc.	210,657
852	Standex International Corp.	56,189
13,443	Steelcase, Inc., Class A	202,989
2,431	Sterling Construction Co., Inc.(b)	21,563
1,478	TRC Cos., Inc.(b)	7,434
2,595	TriMas Corp.(b)	82,210
3,134	TrueBlue, Inc.(b)	84,587
10,072	Tutor Perini Corp.(b)	274,261
1,066	Twin Disc, Inc.	30,743
5,684	United Stationers, Inc.	219,289
1,743	Universal Forest Products, Inc.	76,309
3,866	USG Corp.(b)	102,256
11,347	UTi Worldwide, Inc.(b)	107,343
2,450	Viad Corp.	51,989
1,068	Vicor Corp.(b)	8,416
738	VSE Corp.	43,963
1,768	Watts Water Technologies, Inc., Class A	103,357
6,974	Werner Enterprises, Inc.	171,421
3,444	West Corp.	88,752
853	Willis Lease Finance Corp.(b)	19,431
2,041	Xerium Technologies, Inc.(b)	26,533
10,368	YRC Worldwide, Inc.(b)(c)	271,434

		12,095,035

	Information Technology - 12.3%
2,881	Actuate Corp.(b)	12,158
2,873	Acxiom Corp.(b)	52,633
3,760	ADTRAN, Inc.	83,622
1,639	Advanced Energy Industries, Inc.(b)	27,568
1,913	Aeroflex Holding Corp.(b)	20,201
1,404	Agilysys, Inc.(b)	18,463
2,484	Alpha & Omega Semiconductor Ltd.(b)	22,729
1,660	American Software, Inc., Class A	15,455
31,907	Amkor Technology, Inc.(b)	282,377
6,192	ANADIGICS, Inc.(b)	4,954
1,246	Applied Micro Circuits Corp.(b)	10,404
21,415	Atmel Corp.(b)	175,603
4,782	AVX Corp. (Japan)	65,035
9,302	Axcelis Technologies, Inc.(b)	16,278
1,165	Bel Fuse, Inc., Class B	27,541
1,898	Belden, Inc.	128,874
8,103	Benchmark Electronics, Inc.(b)	195,687
2,705	Black Box Corp.	55,994
5,131	Brooks Automation, Inc.	52,234
2,981	Cabot Microelectronics Corp.(b)	119,806

Schedule of Investments(a)

8,491	Cadence Design Systems, Inc.(b)	$142,904
6,408	CDW Corp.	197,943
5,088	Checkpoint Systems, Inc.(b)	62,277
14,348	Ciber, Inc.(b)	50,075
2,856	Cohu, Inc.	31,844
3,871	CommScope Holding Co., Inc.(b)	95,381
13,642	Compuware Corp.	124,142
2,156	Comtech Telecommunications Corp.	72,873
8,089	Convergys Corp.	156,846
3,230	Conversant, Inc.(b)	75,485
2,069	CTS Corp.	35,980
6,293	Cypress Semiconductor Corp.(b)	63,622
2,960	Daktronics, Inc.	32,856
3,311	Dice Holdings, Inc.(b)	30,329
6,731	Diebold, Inc.	253,624
2,910	Digi International, Inc.(b)	24,037
3,079	Digital River, Inc.(b)	43,999
2,786	Diodes, Inc.(b)	71,043
2,027	Dot Hill Systems Corp.(b)	7,966
3,048	DSP Group, Inc.(b)	27,036
32,984	EarthLink Holdings Corp.	129,957
2,855	Eastman Kodak Co.(b)	67,492
2,229	Electro Rent Corp.	33,992
3,394	Electro Scientific Industries, Inc.	20,296
9,044	Emulex Corp.(b)	53,179
7,517	Entegris, Inc.(b)	86,370
571	ePlus, Inc.(b)	31,228
2,743	Euronet Worldwide, Inc.(b)	137,260
1,423	Fair Isaac Corp.	81,324
15,016	Fairchild Semiconductor International, Inc.(b)	228,544
4,164	FormFactor, Inc.(b)	28,107
5,262	Freescale Semiconductor Ltd.(b)	105,345
6,569	Global Cash Access Holdings, Inc.(b)	54,983
2,592	GSI Group, Inc.(b)	29,886
1,371	GSI Technology, Inc.(b)	8,774
2,451	Hackett Group, Inc. (The)	14,706
9,167	Harmonic, Inc.(b)	55,002
7,809	Imation Corp.(b)	25,145
5,995	Integrated Device Technology, Inc.(b)	86,088
2,512	Integrated Silicon Solution, Inc.	36,725
3,592	Internap Network Services Corp.(b)	25,898
5,179	International Rectifier Corp.(b)	128,646
14,404	Intersil Corp., Class A	184,803
1,522	Intevac, Inc.(b)	9,649
5,655	Itron, Inc.(b)	203,467
1,995	IXYS Corp.	22,783
9,936	Kemet Corp.(b)	48,984
2,658	Kofax Ltd. (United Kindom)(b)	19,084
3,153	Kopin Corp.(b)	10,815
3,154	Lionbridge Technologies, Inc.(b)	18,072
1,364	Methode Electronics, Inc.	43,621
3,206	Micrel, Inc.	33,535
3,413	MKS Instruments, Inc.	108,465
7,577	ModusLink Global Solutions, Inc.(b)(c)	28,262
15,813	Monster Worldwide, Inc.(b)	102,785
1,220	Move, Inc.(b)	17,812
1,597	Multi-Fineline Electronix, Inc. (Singapore)(b)	15,587
1,271	NCI, Inc., Class A(b)	11,414
2,481	Newport Corp.(b)	42,946
6,728	OmniVision Technologies, Inc.(b)	150,707
1,444	Oplink Communications, Inc.(b)	27,523
1,928	Park Electrochemical Corp.	54,292
2,591	Pericom Semiconductor Corp.(b)	22,879
9,747	Photronics, Inc.(b)	77,684
3,711	Plexus Corp.(b)	145,954
10,648	PMC - Sierra, Inc.(b)	71,661

13,362	Polycom, Inc.(b)	$171,301
2,564	PRGX Global, Inc.(b)	15,435
3,366	Progress Software Corp.(b)	78,024
9,176	QLogic Corp.(b)	83,502
30,656	Quantum Corp.(b)	38,320
4,756	QuinStreet, Inc.(b)	23,732
3,533	RealNetworks, Inc.(b)	26,568
16,183	RF Micro Devices, Inc.(b)	180,602
1,172	Richardson Electronics Ltd.	11,685
2,980	Rofin-Sinar Technologies, Inc.(b)	65,053
2,246	Rudolph Technologies, Inc.(b)	20,686
4,085	ScanSource, Inc.(b)	146,284
3,423	Sigma Designs, Inc.(b)	14,514
2,075	Silicon Graphics International Corp.(b)	19,733
3,331	Silicon Image, Inc.(b)	16,622
10,055	Sonus Networks, Inc.(b)	35,494
6,344	Spansion, Inc., Class A(b)	120,346
4,419	Speed Commerce, Inc.(b)	13,743
11,637	SunEdison, Inc.(b)	232,740
4,552	Sykes Enterprises, Inc.(b)	94,226
1,905	TeleTech Holdings, Inc.(b)	52,445
9,458	TTM Technologies, Inc.(b)	71,030
1,830	Ultra Clean Holdings, Inc.(b)	15,866
10,789	United Online, Inc.	115,550
1,881	VASCO Data Security International, Inc.(b)	25,525
480	Viasystems Group, Inc.(b)	4,699
1,476	Vishay Precision Group, Inc.(b)	21,299
1,341	WebMD Health Corp.(b)(c)	66,822
2,537	Xcerra Corp.(b)	23,721
1,170	XO Group, Inc.(b)	13,069
2,302	Zebra Technologies Corp., Class A(b)	184,321

		7,932,566

	Materials - 7.4%
3,507	A. Schulman, Inc.	139,368
3,361	A.M. Castle & Co.(b)	27,829
940	AEP Industries, Inc.(b)	38,305
36,257	AK Steel Holding Corp.(b)(c)	329,939
1,630	Ampco-Pittsburgh Corp.	32,877
3,670	Boise Cascade Co.(b)	103,310
2,900	Carpenter Technology Corp.	157,006
7,301	Century Aluminum Co.(b)	137,259
8,005	Chemtura Corp.(b)	186,196
18,135	Coeur Mining, Inc.(b)	141,453
2,454	Cytec Industries, Inc.	247,486
7,577	Ferro Corp.(b)	95,016
4,067	Greif, Inc., Class A	204,082
2,610	H.B. Fuller Co.	116,536
724	Handy & Harman Ltd.(b)	16,290
927	Haynes International, Inc.	46,165
3,609	Headwaters, Inc.(b)	38,580
2,564	Horsehead Holding Corp.(b)	48,024
1,819	Kaiser Aluminum Corp.	140,463
2,487	Koppers Holdings, Inc.	89,607
4,232	Kraton Performance Polymers, Inc.(b)	87,222
2,531	Kronos Worldwide, Inc.	37,737
2,355	Materion Corp.	76,090
1,844	Minerals Technologies, Inc.	107,081
2,762	Myers Industries, Inc.	51,042
1,166	Neenah Paper, Inc.	57,857
20,776	Noranda Aluminum Holding Corp.	91,830
8,971	Olin Corp.	238,359
1,588	Olympic Steel, Inc.	34,825
4,994	OM Group, Inc.	141,180
3,994	P.H. Glatfelter Co.	95,057
825	Penford Corp.(b)	10,131
2,610	RTI International Metals, Inc.(b)	64,885

Schedule of Investments(a)

6,454	Schnitzer Steel Industries, Inc., Class A	$172,386
3,097	Scotts Miracle-Gro Co. (The), Class A	164,760
3,574	Sensient Technologies Corp.	187,635
3,740	Silgan Holdings, Inc.	184,083
5,903	SunCoke Energy, Inc.(b)	134,765
44,970	Thompson Creek Metals Co., Inc.(b)	125,017
2,387	Tredegar Corp.	46,642
808	Universal Stainless & Alloy Products, Inc.(b)	23,295
1,237	US Concrete, Inc.(b)	31,655
19,178	Walter Energy, Inc.(c)	110,273
4,653	Wausau Paper Corp.	46,856
3,462	Worthington Industries, Inc.	132,422

		4,788,876

	Telecommunication Services - 1.4%
51,551	Cincinnati Bell, Inc.(b)	196,409
5,332	Consolidated Communications Holdings, Inc.(c)	119,330
1,625	Enventis Corp.	26,618
5,669	FairPoint Communications, Inc.(b)	82,767
4,581	General Communication, Inc., Class A(b)	50,574
1,203	Hawaiian Telcom Holdco, Inc.(b)	33,925
26,440	Leap Wireless Corp.(b)	66,629
1,601	Lumos Networks Corp.	24,559
4,842	NTELOS Holdings Corp.	58,298
4,657	Premiere Global Services, Inc.(b)	61,007
5,317	Spok Holdings, Inc.	79,595
2,311	United States Cellular Corp.(b)	90,337

		890,048

	Utilities - 6.1%
3,845	ALLETE, Inc.	180,407
767	Artesian Resources Corp., Class A	16,713
54,238	Atlantic Power Corp.(c)	204,477
7,441	Avista Corp.	230,894
3,901	Black Hills Corp.	205,622
3,784	California Water Service Group	86,162
4,939	Cleco Corp.	275,300
9,844	Dynegy, Inc.(b)	261,358
3,548	El Paso Electric Co.	130,744
5,732	Empire District Electric Co. (The)	140,491
1,028	Genie Energy Ltd., Class B(b)	7,124
4,476	IDACORP, Inc.	239,690
3,204	Laclede Group, Inc. (The)	150,524
2,868	MGE Energy, Inc.	107,894
1,489	Middlesex Water Co.	30,257
4,981	New Jersey Resources Corp.	254,430
3,651	Northwest Natural Gas Co.	157,796
4,070	NorthWestern Corp.	188,115
985	Ormat Technologies, Inc. (Israel)	25,403
4,154	Otter Tail Corp.	116,146
7,516	Piedmont Natural Gas Co., Inc.	260,730
9,853	PNM Resources, Inc.	252,729
1,396	SJW Corp.	37,427
2,560	South Jersey Industries, Inc.	137,139
1,543	Unitil Corp.	49,376
3,716	UNS Energy Corp.	224,521

		3,971,469

	Total Common Stocks and Other Equity Interests (Cost $58,189,226)	64,455,445

	Money Market Fund - 0.1%
60,646	Invesco Premier Portfolio – Institutional Class(d) (Cost $60,646)	60,646

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $58,249,872)-100.0%	$64,516,091

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.8%
2,421,534	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $2,421,534)	2,421,534

	Total Investments (Cost $60,671,406)(f)-103.8%	66,937,625
	Other assets less liabilities-(3.8%)	(2,425,163)

	Net Assets-100.0%	$64,512,462

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$2,325,697	$(2,325,697)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $61,316,491. The net unrealized appreciation was $5,621,134, which consisted of aggregate gross unrealized appreciation of $9,290,035 and aggregate gross unrealized depreciation of $3,668,901.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 10.2%
10,675	AH Belo Corp., Class A	$112,621
299	Biglari Holdings, Inc.(b)	127,078
11,275	Black Diamond, Inc.(b)	98,995
9,467	Build-A-Bear Workshop, Inc.(b)	99,877
27,038	Career Education Corp.(b)	138,164
3,601	Carmike Cinemas, Inc.(b)	113,215
1,480	Cavco Industries, Inc.(b)	105,657
21,852	Century Casinos, Inc.(b)	121,060
14,565	China Automotive Systems, Inc. (China)(b)	128,463
15,082	China XD Plastics Co. Ltd. (China)(b)(c)	83,705
5,898	Citi Trends, Inc.(b)	118,845
8,837	Delta Apparel, Inc.(b)	113,821
11,947	Dixie Group, Inc. (The)(b)	100,235
42,313	Emmis Communications Corp., Class A(b)	105,783
7,834	Escalade, Inc.	124,561
3,796	Flexsteel Industries, Inc.	114,867
16,479	Gaiam, Inc., Class A(b)	108,432
9,642	Gray Television, Inc.(b)	117,440
14,260	Journal Communications, Inc., Class A(b)	155,149
8,941	Kandi Technologies Group, Inc. (China)(b)(c)	151,103
26,867	Lakes Entertainment, Inc.(b)	117,677
8,049	Lifetime Brands, Inc.	136,833
6,938	Marcus Corp. (The)	122,594
7,557	MarineMax, Inc.(b)	125,975
22,794	McClatchy Co. (The), Class A(b)	110,095
8,037	Modine Manufacturing Co.(b)	110,669
5,191	Motorcar Parts of America, Inc.(b)	115,552
21,885	Quantum Fuel Systems Technologies Worldwide, Inc.(b)(c)	112,270
25,669	Radio One, Inc., Class D(b)	112,174
14,833	Reading International, Inc., Class A(b)	119,109
5,421	Remy International, Inc.	120,238
12,397	Rick’s Cabaret International, Inc.(b)	137,359
13,372	Salem Communications Corp., Class A	116,470
6,856	Shiloh Industries, Inc.(b)	116,552
17,448	Skullcandy, Inc.(b)	117,948
1,958	Strattec Security Corp.	123,021
6,138	Superior Industries International, Inc.	114,842
8,801	Systemax, Inc.(b)	120,310
7,103	Tuesday Morning Corp.(b)	116,915
4,591	Unifi, Inc.(b)	131,486
2,590	Universal Electronics, Inc.(b)	123,362

		4,860,522

	Consumer Staples - 2.4%
9,241	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	138,707
13,753	Central Garden & Pet Co., Class A(b)	128,315
4,484	Diamond Foods, Inc.(b)	120,440
4,801	Ingles Markets, Inc., Class A	117,721
4,776	John B. Sanfilippo & Son, Inc.	126,325
9,249	Omega Protein Corp.(b)	129,671
7,811	Pantry, Inc. (The)(b)	139,895
6,025	SpartanNash Co.	126,284

8,982	SunOpta, Inc. (Canada)(b)	$111,018

		1,138,376

	Energy - 9.2%
4,388	American Midstream Partners LP	130,894
41,081	BPZ Resources, Inc.(b)	107,632
10,859	Callon Petroleum Co.(b)	107,287
11,085	Capital Product Partners LP (Greece)(c)	122,933
2,988	Contango Oil & Gas Co.(b)	120,207
17,569	DHT Holdings, Inc.	116,307
16,544	Emerald Oil, Inc.(b)	121,433
4,417	Era Group, Inc.(b)	118,376
27,687	Forbes Energy Services Ltd.(b)	145,634
14,526	Gastar Exploration, Inc.(b)	96,162
25,359	Harvest Natural Resources, Inc.(b)	109,551
57,509	Magellan Petroleum Corp.(b)(c)	110,417
3,862	Matrix Service Co.(b)	103,695
19,772	Miller Energy Resources, Inc.(b)(c)	96,685
3,824	Natural Gas Services Group, Inc.(b)	119,309
5,288	New Source Energy Partners LP(c)	133,205
8,220	Niska Gas Storage Partners LLC, Class U(c)	119,930
114	Nordic American Offshore Ltd. (Norway)	2,086
13,278	Nordic American Tankers Ltd.(c)	114,324
15,715	North American Energy Partners, Inc. (Canada)	113,934
8,273	Pacific Ethanol, Inc.(b)	147,590
19,408	Parker Drilling Co.(b)	119,941
2,842	PHI, Inc.(b)	112,117
14,643	Resolute Energy Corp.(b)	111,872
1,723	REX American Resources Corp.(b)	145,335
8,990	Rhino Resource Partners LP(c)	117,769
5,497	Southcross Energy Partners LP	119,175
11,397	StealthGas, Inc.(b)	121,948
9,751	Swift Energy Co.(b)(c)	107,748
29,495	Teekay Tankers Ltd., Class A(c)	117,390
5,926	Tesco Corp.	115,675
10,772	Triangle Petroleum Corp.(b)	116,338
18,912	Tsakos Energy Navigation Ltd.	133,897
29,217	US Energy Corp. Wyoming(b)	120,082
4,928	USA Compression Partners LP	121,229
13,031	Vertex Energy, Inc.(b)	107,115
20,406	Warren Resources, Inc.(b)	120,191
10,241	Willbros Group, Inc.(b)	118,693

		4,384,106

	Financials - 35.5%
4,130	1st Source Corp.	117,251
6,752	American Residential Properties, Inc. REIT(b)(c)	122,346
5,866	Ameris Bancorp	128,113
24,524	Anworth Mortgage Asset Corp. REIT	124,582
7,670	Apollo Commercial Real Estate Finance, Inc. REIT	127,092
7,568	Apollo Residential Mortgage, Inc. REIT	123,358
18,207	Arbor Realty Trust, Inc. REIT	128,723
4,631	Arlington Asset Investment Corp., Class A	120,776
8,346	Atlas Financial Holdings (Canada)(b)	119,014
7,737	AV Homes, Inc.(b)	120,620
4,880	Baldwin & Lyons, Inc., Class B	120,536
3,632	Bank of Kentucky Financial Corp. (The)	125,486
11,335	BankFinancial Corp.	115,844
3,195	Banner Corp.	128,567
7,030	BBX Capital Corp., Class A(b)	127,102
7,417	BNC Bancorp	122,974
13,502	Brookline Bancorp, Inc.	121,923
9,453	Calamos Asset Management, Inc., Class A	112,113
5,362	Capital Bank Financial Corp., Class A(b)	122,146
8,708	Capital City Bank Group, Inc.	116,948

Schedule of Investments(a)

3,508	Capital Southwest Corp.	$122,920
6,856	Cardinal Financial Corp.	121,077
20,246	Cedar Realty Trust, Inc. REIT	127,550
11,298	Centerstate Banks, Inc.	117,725
6,376	Central Pacific Financial Corp.	114,130
11,397	Charter Financial Corp.	124,797
3,693	Community Trust Bancorp, Inc.	129,218
3,823	CoreSite Realty Corp. REIT	124,859
29,986	Cowen Group, Inc., Class A(b)	119,944
6,326	Customers Bancorp, Inc.(b)	119,941
5,077	CyrusOne, Inc. REIT	126,163
8,018	Dime Community Bancshares, Inc.	121,232
3,754	Eagle Bancorp, Inc.(b)	125,046
5,270	Ellington Financial LLC	124,899
7,666	Ellington Residential Mortgage REIT	124,956
4,116	EMC Insurance Group, Inc.	121,134
4,660	FBR & Co.(b)	130,294
4,069	Federal Agricultural Mortgage Corp., Class C	118,611
4,958	Federated National Holding Co.	100,003
5,402	Financial Institutions, Inc.	119,924
51,644	First Acceptance Corp.(b)	119,298
6,893	First Bancorp.	110,839
2,688	First Business Financial Services, Inc.	117,251
13,718	First Commonwealth Financial Corp.	117,426
4,413	First Defiance Financial Corp.	119,195
11,638	First Financial Northwest, Inc.	122,432
6,145	First Internet Bancorp	108,091
5,982	First Merchants Corp.	119,221
3,774	First NBC Bank Holding Co.(b)	119,975
5,956	Firsthand Technology Value Fund, Inc.(b)	127,339
6,152	Flushing Financial Corp.	114,304
5,832	Franklin Financial Corp.(b)	115,998
8,456	FXCM, Inc., Class A	115,171
16,074	Gain Capital Holdings, Inc.	102,231
12,582	Gladstone Capital Corp.(c)	114,496
17,095	Gladstone Investment Corp.	124,964
4,869	Global Indemnity PLC(b)	121,384
7,149	Golub Capital BDC, Inc.	118,745
11,974	GSV Capital Corp.(b)(c)	121,776
11,770	Hallmark Financial Services, Inc.(b)	105,577
6,002	Hanmi Financial Corp.	126,762
8,823	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	120,963
7,834	Hercules Technology Growth Capital, Inc.(c)	128,634
6,383	Heritage Financial Group, Inc.	128,298
16,584	Heritage Oaks Bancorp(b)	118,410
5,743	Home Bancorp, Inc.(b)	125,887
8,019	HomeTrust Bancshares, Inc.(b)	121,969
8,656	Horizon Technology Finance Corp.	119,280
6,059	ICG Group, Inc.(b)	102,518
18,552	Imperial Holdings, Inc.(b)	126,525
8,956	Independence Holding Co.	112,040
9,828	Independent Bank Corp.	130,123
3,296	Independent Bank Corp.	120,337
1,886	Infinity Property & Casualty Corp.	122,137
16,350	Intervest Bancshares Corp.	130,473
6,349	INTL FCStone, Inc.(b)	124,440
7,494	Investment Technology Group, Inc.(b)	137,065
2,786	Kansas City Life Insurance Co.	121,665
3,318	Lakeland Financial Corp.	120,742
10,388	LNB Bancorp, Inc.	125,799
10,468	Maiden Holdings Ltd.	120,173
7,337	MainSource Financial Group, Inc.	119,813
5,531	Mercantile Bank Corp.	105,753
12,063	Meridian Bancorp, Inc.(b)	131,004

3,160	Meta Financial Group, Inc.	$116,288
9,767	MVC Capital, Inc.	121,013
512	National Western Life Insurance Co., Class A	123,392
1,892	Navigators Group, Inc. (The)(b)	115,034
8,512	New Mountain Finance Corp.	123,254
16,198	New York Mortgage Trust, Inc. REIT	122,295
15,703	NewBridge Bancorp(b)	117,615
9,648	Northfield Bancorp, Inc.	123,108
6,878	OFG Bancorp	109,773
9,734	OFS Capital Corp.	119,534
5,272	Oppenheimer Holdings, Inc., Class A	120,307
9,692	Orchid Island Capital, Inc., Class A(c)	129,001
5,969	Peapack Gladstone Financial Corp.	110,427
11,039	PennantPark Investment Corp.	122,864
4,780	Peoples Bancorp, Inc.	111,517
2,610	Phoenix Cos., Inc. (The)(b)	144,620
5,322	PICO Holdings, Inc.(b)	117,882
2,441	Piper Jaffray Cos.(b)	125,956
14,260	Preferred Apartment Communities, Inc., Class A REIT	128,197
5,354	Preferred Bank(b)	118,805
15,297	RAIT Financial Trust REIT	117,787
4,358	Renasant Corp.	123,767
22,476	Resource Capital Corp. REIT	123,843
5,089	S&T Bancorp, Inc.	123,815
6,090	Safeguard Scientifics, Inc.(b)	120,887
2,463	Safety Insurance Group, Inc.	123,175
5,075	Sandy Spring Bancorp, Inc.	118,806
7,754	Silver Bay Realty Trust Corp. REIT	125,305
3,218	Simmons First National Corp., Class A	127,529
7,248	Simplicity Bancorp, Inc.	117,418
4,366	Southside Bancshares, Inc.(c)	127,967
7,422	Southwest Bancorp, Inc.	114,447
7,478	State Bank Financial Corp.	123,462
7,584	Steel Partners Holdings LP(b)	124,757
8,618	Stellus Capital Investment Corp.(c)	121,255
10,539	Sterling Bancorp	125,414
4,080	Stewart Information Services Corp.	120,238
5,676	Suffolk Bancorp(b)	114,939
11,934	Summit Hotel Properties, Inc. REIT	122,562
6,945	TCP Capital Corp.(c)	118,760
6,546	Terreno Realty Corp. REIT	122,410
2,623	Tompkins Financial Corp.	116,671
8,055	TowneBank	119,053
5,468	Trico Bancshares	122,319
7,726	United Community Banks, Inc.	127,865
9,343	United Financial Bancorp, Inc.	118,469
4,314	United Fire Group, Inc.	121,914
7,331	United Insurance Holdings Corp.	106,446
9,760	Universal Insurance Holdings, Inc.	117,706
3,444	Washington Trust Bancorp, Inc.	118,474
11,085	Waterstone Financial, Inc.	122,268
4,075	WesBanco, Inc.	121,761
12,322	Wilshire Bancorp, Inc.	116,073
8,246	Winthrop Realty Trust REIT	124,267
1,713	WSFS Financial Corp.	122,634
6,714	Yadkin Financial Corp.(b)	124,612

		16,936,417

	Health Care - 7.8%
14,206	Affymetrix, Inc.(b)	122,172
6,286	Albany Molecular Research, Inc.(b)	119,685
5,735	Almost Family, Inc.(b)	134,428
7,557	Amedisys, Inc.(b)	152,500
7,748	AngioDynamics, Inc.(b)	113,121
3,676	ANI Pharmaceuticals, Inc.(b)	94,179

Schedule of Investments(a)

2,736	Anika Therapeutics, Inc.(b)	$115,076
8,845	Arrowhead Research Corp.(b)	111,889
6,880	AtriCure, Inc.(b)	113,314
17,645	BioTelemetry, Inc.(b)	127,044
16,074	Cardiome Pharma Corp. (Canada)(b)	105,285
22,918	China Cord Blood Corp. (Hong Kong)(b)	102,673
19,408	Cross Country Healthcare, Inc.(b)	139,543
14,142	CryoLife, Inc.	139,299
30,270	CytRx Corp.(b)(c)	98,680
25,250	Five Star Quality Care, Inc.(b)	115,392
10,368	Fonar Corp.(b)	106,583
41,656	Geron Corp.(b)(c)	100,183
43,636	Idera Pharmaceuticals, Inc.(b)(c)	110,399
11,704	Inovio Pharmaceuticals, Inc.(b)(c)	118,210
6,884	Invacare Corp.	103,053
40,557	IsoRay, Inc.(b)(c)	99,365
8,374	Merit Medical Systems, Inc.(b)	107,522
5,031	Natus Medical, Inc.(b)	144,742
10,071	Nordion, Inc. (Canada)(b)	130,520
14,692	OraSure Technologies, Inc.(b)	120,915
14,086	Pernix Therapeutics Holdings, Inc.(b)	105,786
4,422	PharMerica Corp.(b)	119,350
5,616	Prothena Corp. PLC (Ireland)(b)	97,494
22,429	Sinovac Biotech Ltd. (China)(b)(c)	124,257
9,692	Tekmira Pharmaceuticals Corp. (Canada)(b)(c)	124,155
7,062	Triple-S Management Corp., Class B (Puerto Rico)(b)	122,031

		3,738,845

	Industrials - 15.1%
6,977	Aceto Corp.	116,935
12,538	Aegean Marine Petroleum Network, Inc. (Greece)	118,108
3,982	Aerovironment, Inc.(b)	125,393
15,114	Air Transport Services Group, Inc.(b)	115,924
2,339	Alamo Group, Inc.	111,173
21,587	ARC Document Solutions, Inc.(b)	117,649
3,388	Argan, Inc.	114,853
28,374	Arotech Corp.(b)(c)	93,918
21,162	Baltic Trading Ltd.(c)	107,715
14,430	Broadwind Energy, Inc.(b)	125,180
14,016	CBIZ, Inc.(b)	114,371
71,892	China Recycling Energy Corp.(b)(c)	98,133
5,966	China Yuchai International Ltd.	122,124
4,676	Columbus McKinnon Corp.	108,717
9,819	Covenant Transportation Group, Inc., Class A(b)	116,748
9,990	CPI Aerostructures, Inc.(b)	118,381
5,494	CRA International, Inc.(b)	131,197
21,522	Danaos Corp. (Greece)(b)	123,536
4,838	Ducommun, Inc.(b)	133,771
5,720	Dynamic Materials Corp.	117,146
3,308	Engility Holdings, Inc.(b)	114,324
5,055	FreightCar America, Inc.	109,087
22,429	Fuel Tech, Inc.(b)	112,818
11,496	Gencor Industries, Inc.(b)	123,927
13,316	General Finance Corp.(b)	118,646
8,156	Gibraltar Industries, Inc.(b)	119,812
10,203	Griffon Corp.	109,886
9,225	Hawaiian Holdings, Inc.(b)	128,504
6,838	Heidrick & Struggles International, Inc.	127,665
26,468	Highpower International, Inc. (China)(b)(c)	119,371
20,312	Hill International, Inc.(b)	97,701
3,574	ICF International, Inc.(b)	123,553
5,520	International Shipholding Corp.	117,024
18,768	Jinpan International Ltd. (China)(c)	114,109
3,288	Kadant, Inc.	125,404

7,366	Kelly Services, Inc., Class A	$117,414
7,568	Kimball International, Inc., Class B	119,347
8,922	Knightsbridge Tankers Ltd. (Bermuda)	101,711
16,223	Kratos Defense & Security Solutions, Inc.(b)	118,428
8,227	LS Starrett Co. (The), Class A	122,911
4,623	Lydall, Inc.(b)	116,638
7,788	Manitex International, Inc.(b)	107,630
5,664	Marten Transport Ltd.	114,639
11,085	MFRI, Inc.(b)	122,046
4,997	MYR Group, Inc.(b)	123,976
7,248	Navigant Consulting, Inc.(b)	118,287
4,950	NN, Inc.	143,550
3,140	Northwest Pipe Co.(b)	112,569
31,084	Orion Energy Systems, Inc.(b)	130,864
4,529	P.A.M. Transportation Services, Inc.(b)	157,428
21,415	Paragon Shipping, Inc., Class A (Greece)(b)(c)	106,004
1,938	Powell Industries, Inc.	113,199
11,676	Republic Airways Holdings, Inc.(b)	116,059
9,648	Resources Connection, Inc.	145,685
12,963	Safe Bulkers, Inc. (Greece)	94,500
4,050	SIFCO Industries, Inc.	113,360
10,359	SkyWest, Inc.	110,738
4,561	Sparton Corp.(b)	126,066
9,760	Star Bulk Carriers Corp. (Greece)(b)	104,530
1,799	VSE Corp.	107,166
5,159	Willis Lease Finance Corp.(b)	117,522

		7,175,070

	Information Technology - 14.6%
13,652	Alpha & Omega Semiconductor Ltd.(b)	124,916
10,349	Amtech Systems, Inc.(b)	101,213
17,946	AudioCodes Ltd. (Israel)(b)(c)	101,036
9,648	Autobytel, Inc.(b)	105,742
63,269	Axcelis Technologies, Inc.(b)	110,721
4,930	Bel Fuse, Inc., Class B	116,545
39,669	Camtek Ltd. (Israel)(b)(c)	147,172
9,265	Cascade Microtech, Inc.(b)	102,471
30,561	China Information Technology, Inc. (China)(b)(c)	148,221
5,247	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	123,409
25,618	Ciber, Inc.(b)	89,407
10,174	Communications Systems, Inc.	112,321
3,394	Comtech Telecommunications Corp.	114,717
6,763	CTS Corp.	117,609
15,061	CUI Global, Inc.(b)	93,529
22,194	Emulex Corp.(b)	130,501
6,679	EnerNOC, Inc.(b)	119,688
6,145	Fabrinet (Thailand)(b)	114,297
15,210	FormFactor, Inc.(b)	102,667
9,934	GSI Group, Inc.(b)	114,539
16,966	Harmonic, Inc.(b)	101,796
8,563	Integrated Silicon Solution, Inc.	125,191
15,797	Intevac, Inc.(b)	100,153
14,233	Intralinks Holdings, Inc.(b)	114,149
22,010	Kemet Corp.(b)	108,509
15,341	Lattice Semiconductor Corp.(b)	104,932
16,896	Magic Software Enterprises Ltd. (Israel)	116,751
10,530	Marchex, Inc., Class B	115,830
8,366	Maxwell Technologies, Inc.(b)	91,022
46,513	MeetMe, Inc.(b)(c)	109,771
11,155	Mercury Systems, Inc.(b)	123,263
33,835	ModusLink Global Solutions, Inc.(b)(c)	126,205
19,349	Monster Worldwide, Inc.(b)	125,768
14,252	NCI, Inc., Class A(b)	127,983
6,838	Newport Corp.(b)	118,366
46,178	Newtek Business Services, Inc.(b)	113,598

Schedule of Investments(a)

57,509	Oclaro, Inc.(b)	$106,967
8,333	Orbotech Ltd. (Israel)(b)	134,411
6,117	PC Connection, Inc.	124,970
11,866	PCM, Inc.(b)	117,473
9,927	Perceptron, Inc.	111,679
6,501	Perficient, Inc.(b)	110,452
13,997	Pericom Semiconductor Corp.(b)	123,594
14,712	Photronics, Inc.(b)	117,255
9,040	Qumu Corp.(b)	118,876
14,458	Rubicon Technology, Inc.(b)(c)	108,869
19,408	ShoreTel, Inc.(b)	119,941
6,278	Sierra Wireless, Inc. (Canada)(b)(c)	119,219
14,344	TechTarget, Inc.(b)	109,014
38,463	TeleCommunication Systems, Inc., Class A(b)	121,158
22,240	Telenav, Inc.(b)	110,533
4,040	Tessco Technologies, Inc.	123,220
52,504	TheStreet.com, Inc.	127,585
13,935	Tower Semiconductor Ltd. (Israel)(b)(c)	140,883
15,430	TTM Technologies, Inc.(b)	115,879
13,979	Ultra Clean Holdings, Inc.(b)	121,198
7,687	Vishay Precision Group, Inc.(b)	110,923
51,644	Westell Technologies, Inc., Class A(b)	89,344
13,899	Xcerra Corp.(b)	129,956
40,812	Zhone Technologies, Inc.(b)(c)	126,517

		6,953,924

	Materials - 2.9%
5,514	Ampco-Pittsburgh Corp.	111,217
9,734	Core Molding Technologies, Inc.(b)	128,976
59,120	Gulf Resources, Inc. (China)(b)	118,240
6,933	Horsehead Holding Corp.(b)	129,855
3,420	Materion Corp.	110,500
43,929	McEwen Mining, Inc.(b)	125,198
12,047	Mercer International, Inc.(b)	119,988
33,739	Nevsun Resources Ltd. (Canada)	128,208
4,851	Schnitzer Steel Industries, Inc., Class A	129,570
14,614	Silver Standard Resources, Inc. (Canada)(b)	134,157
4,187	SunCoke Energy Partners LP, Class Limited Partnership	131,639

		1,367,548

	Pharmaceuticals - 0.0%
27,615	Chelsea Therapeutics International Ltd.(b)	2,209

	Telecommunication Services - 1.7%
11,421	General Communication, Inc., Class A(b)	126,088
4,419	Hawaiian Telcom Holdco, Inc.(b)	124,616
9,121	Inteliquent, Inc.	96,774
14,957	Iridium Communications, Inc.(b)(c)	122,348
19,197	ORBCOMM, Inc.(b)	120,557
4,156	Shenandoah Telecommunications Co.	115,163
8,214	Spok Holdings, Inc.	122,963

		828,509

	Utilities - 0.5%
10,750	Consolidated Water Co. Ltd. (Cayman Islands)(c)	111,693
20,406	Star Gas Partners LP	126,109

		237,802

	Total Common Stocks and Other Equity Interests (Cost $48,346,664)	47,623,328

	Money Market Fund - 0.2%
81,186	Invesco Premier Portfolio – Institutional Class(d) (Cost $81,186)	81,186

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $48,427,850)-100.1%	$47,704,514

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.1%
3,857,970	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $3,857,970)	3,857,970

	Total Investments (Cost $52,285,820)(f)-108.2%	51,562,484
	Other assets less liabilities-(8.2%)	(3,918,940)

	Net Assets-100.0%	$47,643,544

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$3,644,307	$(3,644,307)	$-

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $52,525,205. The net unrealized depreciation was $962,721, which consisted of aggregate gross unrealized appreciation of $3,150,590 and aggregate gross unrealized depreciation of $4,113,311.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 77.5%
20,712	AAR Corp.	$557,153
11,927	Aerovironment, Inc.(b)	375,581
16,716	Alliant Techsystems, Inc.	2,171,910
4,128	American Science & Engineering, Inc.	259,238
66,592	Boeing Co. (The)	8,023,004
14,023	Cubic Corp.	615,049
39,494	DigitalGlobe, Inc.(b)	1,032,768
5,683	Ducommun, Inc.(b)	157,135
9,190	Engility Holdings, Inc.(b)	317,606
16,735	Esterline Technologies Corp.(b)	1,816,584
99,229	Exelis, Inc.	1,671,016
31,303	GenCorp, Inc.(b)	555,628
64,278	General Dynamics Corp.	7,505,742
34,757	HEICO Corp.	1,708,654
51,189	Hexcel Corp.(b)	1,906,790
92,457	Honeywell International, Inc.	8,490,326
25,706	Huntington Ingalls Industries, Inc.	2,337,190
19,588	KEYW Holding Corp. (The)(b)	256,603
30,063	Kratos Defense & Security Solutions, Inc.(b)	219,460
44,701	L-3 Communications Holdings, Inc.	4,691,817
6,763	LMI Aerospace, Inc.(b)	88,528
52,922	Lockheed Martin Corp.	8,836,386
23,777	Moog, Inc., Class A(b)	1,569,758
50,605	Northrop Grumman Corp.	6,238,078
31,705	Orbital Sciences Corp.(b)	813,867
27,140	Precision Castparts Corp.	6,209,632
64,767	Raytheon Co.	5,878,901
69,496	Rockwell Collins, Inc.	5,091,972
5,301	Sparton Corp.(b)	146,520
28,197	TASER International, Inc.(b)	340,056
19,644	Teledyne Technologies, Inc.(b)	1,791,533
143,325	Textron, Inc.	5,212,730
27,704	TransDigm Group, Inc.	4,652,056
27,300	Triumph Group, Inc.	1,729,455
74,346	United Technologies Corp.	7,817,482

		101,086,208

	Communications Equipment - 4.2%
8,393	Comtech Telecommunications Corp.	283,684
55,749	Harris Corp.	3,805,984
24,281	ViaSat, Inc.(b)	1,419,710

		5,509,378

	Construction & Engineering - 1.6%
36,101	URS Corp.	2,067,504

	Containers & Packaging - 3.4%
72,977	Ball Corp.	4,470,571

	Diversified Telecommunication Services - 0.8%
55,179	Intelsat SA (United Kingdom)(b)	1,023,019

	Electronic Equipment, Instruments & Components - 2.6%
74,135	FLIR Systems, Inc.	2,467,213
17,406	Mercury Systems, Inc.(b)	192,336
10,439	OSI Systems, Inc.(b)	692,106

		3,351,655

	IT Services - 7.9%
78,685	Booz Allen Hamilton Holding Corp.	1,749,955

12,299	CACI International, Inc., Class A(b)	$848,508
75,834	Computer Sciences Corp.	4,731,283
39,138	Leidos Holdings, Inc.	1,445,758
19,479	ManTech International Corp., Class A	525,933
25,120	Science Applications International Corp.	1,049,262

		10,350,699

	Machinery - 1.6%
44,462	Oshkosh Corp.	2,055,034

	Trading Companies & Distributors - 0.4%
14,336	Kaman Corp.	573,583

	Total Common Stocks (Cost $119,181,337)	130,487,651

	Money Market Fund - 0.1%
92,800	Invesco Premier Portfolio – Institutional Class(c) (Cost $92,800)	92,800

	Total Investments (Cost $119,274,137)(d)-100.1%	130,580,451
	Other assets less liabilities- (0.1)%	(73,270)

	Net Assets-100.0%	$130,507,181

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $119,639,258. The net unrealized appreciation was $10,941,193, which consisted of aggregate gross unrealized appreciation of $13,751,505 and aggregate gross unrealized depreciation of $2,810,312.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aerospace & Defense - 2.2%
47,943	Hexcel Corp.(b)	$1,785,877

	Auto Components - 6.3%
41,196	BorgWarner, Inc.	2,564,451
53,723	Johnson Controls, Inc.	2,537,875

		5,102,326

	Building Products - 1.7%
79,615	Kingspan Group PLC (Ireland)	1,361,388

	Chemicals - 9.3%
719	Gurit Holding AG (Switzerland)	338,427
36,295	Koninklijke DSM NV (Netherlands)	2,509,721
52,653	Novozymes A/S, Class B (Denmark)	2,608,175
43,189	Umicore SA (Belgium)	2,086,107

		7,542,430

	Commercial Services & Supplies - 3.9%
29,189	Ceco Environmental Corp.	396,387
36,490	Mix Telematics Ltd. ADR (South Africa)(b)(c)	366,359
35,757	Tetra Tech, Inc.	868,180
102,251	Tomra Systems ASA (Norway)	848,297
636,000	United Envirotech Ltd. (Singapore)	698,257

		3,177,480

	Construction & Engineering - 2.3%
33,299	Aegion Corp., Class A(b)	762,880
34,406	Arcadis NV (Netherlands)	1,075,383

		1,838,263

	Electrical Equipment - 17.1%
115,910	ABB Ltd. (Switzerland)	2,674,356
23,079	EnerSys	1,463,901
107,923	Gamesa Corp. Tecnologica SA (Spain)(b)	1,357,514
22,103	Polypore International, Inc.(b)(c)	952,639
20,575	Saft Groupe SA (France)	758,434
27,889	Schneider Electric SE (France)	2,359,085
35,522	SGL Carbon SE (Germany)(b)(c)	1,144,485
21,588	Vacon Oyj (Finland)	800,396
53,080	Vestas Wind Systems A/S (Denmark)(b)	2,399,737

		13,910,547

	Electronic Equipment, Instruments & Components - 9.0%
11,747	Badger Meter, Inc.	586,175
122,749	Corning, Inc.	2,412,018
27,096	HORIBA Ltd. (Japan)	960,421
24,236	Itron, Inc.(b)	872,011
228,064	Opus Group AB (Sweden)(c)	450,782
65,623	Trimble Navigation Ltd.(b)	2,027,751

		7,309,158

	Independent Power Producers & Energy Traders - 2.2%
8,054,708	Energy Development Corp. (Philippines)	1,137,440
26,695	Ormat Technologies, Inc. (Israel)	688,464

		1,825,904

	Industrial Conglomerates - 7.1%
26,106	Raven Industries, Inc.	727,574
17,916	Roper Industries, Inc.	2,581,158
19,977	Siemens AG (Germany)	2,469,781

		5,778,513

	Life Sciences Tools & Services - 2.4%
6,654	Eurofins Scientific (France)	$1,984,936

	Machinery - 16.8%
102,944	Alfa Laval AB (Sweden)	2,341,822
21,802	CLARCOR, Inc.	1,293,077
50,617	Donaldson Co., Inc.	1,963,433
12,346	Kadant, Inc.	470,876
9,867	Lindsay Corp.(c)	798,734
60,170	Meyer Burger Technology AG (Switzerland)(b)(c)	711,347
28,656	Pall Corp.	2,219,980
11,096	Westport Innovations, Inc. (Canada)(b)(c)	190,904
32,236	Woodward, Inc.	1,610,511
57,581	Xylem, Inc.	2,032,033

		13,632,717

	Professional Services - 6.0%
48,507	Intertek Group PLC (United Kingdom)	2,099,771
22,642	Mistras Group, Inc.(b)	478,199
1,072	SGS SA (Switzerland)	2,342,532

		4,920,502

	Semiconductors & Semiconductor Equipment - 6.2%
33,379	Advanced Energy Industries, Inc.(b)	561,435
43,722	Cree, Inc.(b)	2,064,990
66,277	GT Advanced Technologies, Inc.(b)(c)	917,273
16,996	Power Integrations, Inc.	914,895
22,488	SMA Solar Technology AG (Germany)(b)(c)	609,301

		5,067,894

	Software - 7.5%
30,341	ANSYS, Inc.(b)	2,334,436
47,021	Autodesk, Inc.(b)	2,508,570
26,359	FleetMatics Group PLC(b)	832,681
38,920	Silver Spring Networks, Inc.(b)(c)	415,666

		6,091,353

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $60,375,622)-100.0%	81,329,288

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.1%
4,149,243	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $4,149,243)	4,149,243

	Total Investments (Cost $64,524,865)(f)-105.1%	85,478,531
	Other assets less liabilities- (5.1)%	(4,170,966)

	Net Assets-100.0%	$81,307,565

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Schedule of Investments(a)

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$3,988,376	$(3,988,376)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $65,289,043. The net unrealized appreciation was $20,189,488, which consisted of aggregate gross unrealized appreciation of $23,974,687 and aggregate gross unrealized depreciation of $3,785,199.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 26.1%
13,211	AutoZone, Inc.(b)	$6,830,483
102,771	BorgWarner, Inc.	6,397,495
195,202	Brinker International, Inc.	8,752,858
214,855	CBS Corp., Class B	12,210,210
291,289	Dillard’s, Inc., Class A	34,727,475
325,609	Domino’s Pizza, Inc.	23,443,848
135,171	Foot Locker, Inc.	6,424,678
76,047	Genuine Parts Co.	6,298,213
105,470	Hanesbrands, Inc.	10,305,474
131,426	Jarden Corp.(b)	7,346,713
334,603	Liberty Interactive Corp., Class A(b)	9,385,614
121,569	Macy’s, Inc.	7,025,472
26,163	Netflix, Inc.(b)	11,059,623
210,511	NIKE, Inc., Class B	16,236,713
245,273	O’Reilly Automotive, Inc.(b)	36,790,950
81,300	Polaris Industries, Inc.	11,995,002
346,869	Service Corp. International	7,284,249
138,926	Signet Jewelers Ltd.	14,141,278
45,963	Tesla Motors, Inc.(b)	10,263,538
395,605	TRW Automotive Holdings Corp.(b)	40,466,435
285,160	VF Corp.	17,471,753
291,982	Wyndham Worldwide Corp.	22,059,240

		326,917,314

	Consumer Staples - 3.7%
119,723	Brown-Forman Corp., Class B	10,373,998
141,977	Coca-Cola Enterprises, Inc.	6,452,855
76,622	Constellation Brands, Inc., Class A(b)	6,379,548
186,447	Hormel Foods Corp.	8,438,591
63,159	Keurig Green Mountain, Inc.	7,533,605
104,150	Monster Beverage Corp.(b)	6,661,434

		45,840,031

	Energy - 6.5%
287,082	Cheniere Energy, Inc.(b)	20,313,922
87,466	ConocoPhillips	7,215,945
59,131	Continental Resources, Inc.(b)	8,679,248
135,607	EQT Corp.	12,722,649
291,978	ONEOK, Inc.	18,812,143
61,333	Pioneer Natural Resources Co.	13,582,806

		81,326,713

	Financials - 5.5%
79,853	ACE Ltd.	7,993,285
57,871	Ameriprise Financial, Inc.	6,921,372
446,923	Arch Capital Group Ltd.(b)	23,888,034
121,858	Discover Financial Services	7,440,650
131,908	Extra Space Storage, Inc. REIT	6,823,601
204,345	HCC Insurance Holdings, Inc.	9,538,825
53,193	Signature Bank(b)	6,084,747

		68,690,514

	Health Care - 8.5%
56,848	Actavis PLC(b)	12,180,253
78,559	Cigna Corp.	7,073,452
62,545	Cooper Cos., Inc. (The)	10,062,240
260,150	Henry Schein, Inc.(b)	30,242,438
41,174	Illumina, Inc.(b)	6,584,134
41,190	McKesson Corp.	7,902,713
249,187	Medivation, Inc.(b)	18,497,151
28,245	Mettler-Toledo International, Inc.(b)	7,262,919

133,785	Mylan, Inc.(b)	$6,604,965

		106,410,265

	Industrials - 21.8%
134,457	A.O. Smith Corp.	6,279,142
227,364	Alaska Air Group, Inc.	9,997,195
26,597	AMERCO	6,999,266
113,928	Avis Budget Group, Inc.(b)	6,401,614
133,735	B/E Aerospace, Inc.(b)	11,386,198
118,207	Colfax Corp.(b)	7,443,495
153,360	Danaher Corp.	11,330,237
119,595	IDEX Corp.	9,067,693
182,062	Kirby Corp.(b)	21,202,940
98,502	Lockheed Martin Corp.	16,446,879
142,343	Old Dominion Freight Line, Inc.(b)	9,035,934
79,844	Pall Corp.	6,185,515
110,152	Pentair PLC (United Kingdom)	7,057,439
126,522	Precision Castparts Corp.	28,948,234
157,059	Roper Industries, Inc.	22,627,490
58,806	Snap-on, Inc.	7,068,481
45,497	TransDigm Group, Inc.	7,639,856
168,862	Union Pacific Corp.	16,600,823
254,770	United Rentals, Inc.(b)	26,980,143
2,752	Veritiv Corp.(b)	109,860
75,098	WABCO Holdings, Inc.(b)	7,320,553
571,493	Waste Connections, Inc.	27,054,479

		273,183,466

	Information Technology - 10.1%
113,174	3D Systems Corp.(b)	5,673,413
26,478	Alliance Data Systems Corp.(b)	6,944,914
154,858	Amphenol Corp., Class A	14,892,694
414,742	Apple, Inc.	39,636,893
138,863	Fiserv, Inc.(b)	8,563,681
121,703	Gartner, Inc.(b)	8,326,919
336,341	MasterCard, Inc., Class A	24,939,685
221,760	Micron Technology, Inc.(b)	6,774,768
216,922	Skyworks Solutions, Inc.	11,010,961

		126,763,928

	Materials - 15.6%
479,221	Ball Corp.	29,357,078
63,920	Cytec Industries, Inc.	6,446,332
71,328	Eagle Materials, Inc.	6,478,009
76,565	Eastman Chemical Co.	6,031,791
78,084	Ecolab, Inc.	8,474,456
260,855	FMC Corp.	17,012,963
78,539	International Flavors & Fragrances, Inc.	7,931,654
143,946	International Paper Co.	6,837,435
71,646	LyondellBasell Industries NV, Class A	7,612,387
30,077	NewMarket Corp.	11,639,799
171,166	Rockwood Holdings, Inc.	13,511,844
154,111	RPM International, Inc.	6,808,624
84,047	Sherwin-Williams Co. (The)	17,333,013
135,135	Sigma-Aldrich Corp.	13,570,257
302,598	W.R. Grace & Co.(b)	27,536,418
106,668	Westlake Chemical Corp.	9,321,717

		195,903,777

	Telecommunication Services - 1.1%
66,827	SBA Communications Corp., Class A(b)	7,145,811
205,850	T-Mobile US, Inc. (Germany)(b)	6,780,699

		13,926,510

	Utilities - 1.1%
67,100	NextEra Energy, Inc.	6,300,019
77,393	Sempra Energy	7,716,856

		14,016,875

	Total Common Stocks and Other Equity Interests (Cost $1,081,621,561)	1,252,979,393

Schedule of Investments(a)

	Money Market Fund - 0.1%
703,871	Invesco Premier Portfolio – Institutional Class(c) (Cost $703,871)	$703,871

	Total Investments (Cost $1,082,325,432)(d)-100.1%	1,253,683,264
	Other assets less liabilities- (0.1)%	(702,911)

	Net Assets-100.0%	$1,252,980,353

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,083,808,662. The net unrealized appreciation was $169,874,602, which consisted of aggregate gross unrealized appreciation of $184,387,952 and aggregate gross unrealized depreciation of $14,513,350.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Global Listed Private Equity Portfolio (PSP)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 89.2%
	Capital Markets - 51.2%
4,695,840	3i Group PLC (United Kingdom)	$29,928,139
179,637	Alaris Royalty Corp. (Canada)(b)	5,212,633
304,283	Altamir (France)	4,722,717
868,272	American Capital Ltd.(c)	13,163,004
634,896	Apollo Global Management LLC, Class A	16,672,369
776,830	Apollo Investment Corp.	6,595,287
1,033,906	Ares Capital Corp.	17,276,569
176,337	Aurelius AG (Germany)	6,228,788
364,736	BlackRock Kelso Capital Corp.(b)	3,195,087
2,339,839	Brait SE (South Africa)(c)	16,331,821
732,439	Bure Equity AB (Sweden)	3,160,562
82,713	Capital Southwest Corp.	2,898,264
466,409	Carlyle Group LP (The)	15,568,732
124,944	Deutsche Beteiligungs AG (Germany)	3,669,494
511,275	Fifth Street Finance Corp.	4,944,029
152,527	Gimv NV (Belgium)	7,467,330
207,778	Golub Capital BDC, Inc.(b)	3,451,193
1,473,898	GP Investments Ltd. (Brazil)(c)	3,219,822
291,363	Hercules Technology Growth Capital, Inc.	4,784,180
157,148	ICG Group, Inc.(c)	2,658,944
2,405,706	Intermediate Capital Group PLC (United Kingdom)	16,363,993
2,874,537	IP Group PLC (United Kingdom)(c)	8,798,632
335,280	JAFCO Co. Ltd. (Japan)	13,220,795
153,793	Main Street Capital Corp.	4,672,231
256,150	Medley Capital Corp.(b)	3,219,806
156,662	MVC Capital, Inc.	1,941,042
224,588	New Mountain Finance Corp.	3,252,034
103,346	Partners Group Holding AG (Switzerland)	25,935,948
320,750	PennantPark Investment Corp.	3,569,948
532,268	Princess Private Equity Holding Ltd. (Switzerland)	4,700,353
1,249,841	Prospect Capital Corp.(b)	13,260,813
2,280,647	Ratos AB, Class B (Sweden)	18,642,261
127,437	Safeguard Scientifics, Inc.(c)	2,529,624
187,481	Solar Capital Ltd.	3,693,376
1,129,781	SVG Capital PLC (United Kingdom)(c)	7,972,968
6,276,100	Symphony International Holdings Ltd. (Singapore)	4,675,695
182,852	TCP Capital Corp.	3,126,769
305,108	TICC Capital Corp.	2,904,628
120,202	Triangle Capital Corp.(b)	3,192,565
3,513,959	Zeder Investments Ltd. (South Africa)	1,911,667

		318,734,112

	Diversified Financial Services - 25.7%
126,754	Ackermans & van Haaren NV (Belgium)	15,355,302
2,059,843	Better Capital PCC Ltd. (United Kingdom)(c)	3,747,148
1,891,241	China Merchants China Direct Investments Ltd. (China)	2,864,907
242,821	Compass Diversified Holdings	4,278,506
246,331	Electra Private Equity PLC (United Kingdom)(c)	11,041,627
318,217	Eurazeo SA (France)	23,915,750
278,940	HgCapital Trust PLC (United Kingdom)	4,803,529
429,643	JZ Capital Partners Ltd. (Guernsey)	3,177,103
972,188	Leucadia National Corp.	24,022,766

6,031,947	Marfin Investment Group Holdings SA (Greece)(c)	$3,591,482
582,572	Onex Corp. (Canada)	33,954,157
115,656	PICO Holdings, Inc.(c)	2,561,781
249,541	TPG Specialty Lending, Inc.(b)	4,833,609
165,011	Wendel (France)	21,650,154

		159,797,821

	Food Products - 1.0%
131,327	A/S Schouw & Co. (Denmark)	6,081,045

	Industrial Conglomerates - 1.0%
406,044	Hosken Consolidated Investments Ltd. (South Africa)	6,439,339

	Internet Software & Services - 2.7%
255,158	IAC/InterActiveCorp.	17,146,618

	Machinery - 4.1%
5,791,271	Melrose Industries PLC (United Kingdom)	25,734,115

	Metals & Mining - 3.5%
16,871,830	Fosun International Ltd. (China)	21,508,723

	Total Common Stocks and Other Equity Interests (Cost $496,090,218)	555,441,773

	Money Market Funds - 10.1%
2,540,000	Invesco Liquid Assets Portfolio - Institutional Class(d)(e)	2,540,000
60,633,274	Invesco Premier Portfolio – Institutional Class(d)	60,633,274

	Total Money Market Funds (Cost 63,173,274)	63,173,274

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $559,263,492)-99.3%	618,615,047

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.7%
22,865,868	Invesco Liquid Assets Portfolio - Institutional Class(d)(f) (Cost $22,865,868)	22,865,868

	Total Investments (Cost $582,129,360)(g)-103.0%	641,480,915
	Other assets less liabilities(h)- (3.0)%	(18,798,011)

	Net Assets-100.0%	$622,682,904

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2014.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	All or a portion of the value was pledged as collateral for swap agreements.

Schedule of Investments(a)

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$21,699,551	$(21,699,551)	$—

*	Amount does not include excess collateral received, if any.
(g)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $627,231,455. The net unrealized appreciation was $14,249,460, which consisted of aggregate gross unrealized appreciation of $72,514,002 and aggregate gross unrealized depreciation of $58,264,542.
(h)	Includes net unrealized appreciation (depreciation) on total return swap agreements as follows:

Open Total Return Swap Agreements
Counterparty	Swap Agreements	Termination Date	Notional Amount	Value Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive a return equal to common shares of The Blackstone Group LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/23/14	$31,721,983	$(2,462,968)
Citibank, N.A.	Receive a return equal to the common shares of KKR & Co. LP and pay the product of (i) 1-Month LIBOR plus 75 basis points multiplied by (ii) days in the period divided by 360	10/23/14	31,253,691	(2,141,272)
Morgan Stanley Capital Services LLC	Receive a return equal to common shares of Riverstone Energy Ltd. and pay the product of (i) 1-Month LIBOR plus 85 basis points multiplied by (ii) days in the period divided by 365	08/03/16	2,335,282	—

Total				$(4,604,240)

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	17.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Golden Dragon China Portfolio (PGJ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 23.7%
18,873	500.com Ltd., Class A ADR (China)(b)(c)	$696,225
78,648	Bona Film Group Ltd. ADR (China)(b)(c)	534,020
79,540	China Automotive Systems, Inc. (China)	701,543
54,827	China Distance Education Holdings Ltd. ADR (China)	872,298
81,492	China Lodging Group Ltd. ADR (China)(c)	2,033,225
138,073	China XD Plastics Co. Ltd. (China)(b)(c)	766,305
345,572	Ctrip.com International Ltd. ADR (China)(c)	22,126,975
156,370	E-Commerce China Dangdang, Inc., Class A ADR (China)(b)(c)	2,112,559
34,438	eLong, Inc. ADR(b)(c)	663,620
41,925	Ever-Glory International Group, Inc.(c)	212,141
103,594	Home Inns & Hotels Management, Inc. ADR (China)(c)	3,696,234
120,650	Kandi Technologies Group, Inc. (China)(b)(c)	2,038,985
370,867	New Oriental Education & Technology Group, Inc. ADR (China)	7,250,450
36,242	Qunar Cayman Islands Ltd. ADR (China)(b)(c)	1,016,588
110,907	TAL Education Group ADR (China)(b)(c)	3,266,211
58,870	Vipshop Holdings Ltd. ADR (China)(b)(c)	12,100,140
66,303	Xueda Education Group ADR (China)(b)	295,711

		60,383,230

	Energy - 4.5%
32,523	China Petroleum & Chemical Corp. ADR (China)	3,175,546
23,449	CNOOC Ltd. ADR (China)	4,142,735
32,546	PetroChina Co. Ltd. ADR (China)	4,200,712
26,179	Sino Clean Energy, Inc. (China)(c)	0

		11,518,993

	Financials - 2.2%
27,428	China Life Insurance Co. Ltd. ADR (China)	1,216,706
99,694	CNinsure, Inc. ADR (China)(c)	664,959
222,335	E-House China Holdings Ltd. ADR (China)(b)	2,439,015
50,835	Noah Holdings Ltd. ADR (China)(b)(c)	816,410
124,434	Xinyuan Real Estate Co. Ltd. ADR	482,804

		5,619,894

	Health Care - 7.1%
66,491	China Biologic Products, Inc. (China)(b)(c)	2,990,100
54,208	Concord Medical Services Holdings Ltd. ADR (China)(b)	450,469
246,965	Mindray Medical International Ltd. ADR (China)(b)	7,421,298
157,617	Sinovac Biotech Ltd. (China)(b)(c)	873,198
203,480	WuXi PharmaTech Cayman, Inc. ADR (China)(c)	6,269,219

		18,004,284

	Industrials - 2.2%
33,373	51job, Inc. ADR (China)(b)(c)	2,521,664
268,518	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	776,017
172,864	China Recycling Energy Corp.(b)(c)	235,959
105,704	China Yuchai International Ltd.	2,163,761

		5,697,401

	Information Technology - 52.5%
130,590	21Vianet Group, Inc. ADR (China)(c)	$3,634,320
35,880	58.Com, Inc. ADR (China)(b)(c)	1,763,502
25,507	Autohome, Inc. ADR (Australia)(b)(c)	945,034
115,371	Baidu, Inc. ADR (China)(c)	24,925,904
73,031	Bitauto Holdings Ltd. ADR (China)(c)	3,969,965
155,692	Canadian Solar, Inc. (Canada)(b)(c)	3,886,072
34,651	Changyou.com Ltd. ADR (China)(b)(c)	833,010
83,294	China Information Technology, Inc. (China)(b)(c)	403,976
39,209	China Mobile Games & Entertainment Group Ltd. ADR (China)(b)(c)	570,883
44,100	ChinaCache International Holdings Ltd. ADR (China)(b)(c)	572,859
156,042	Hanwha SolarOne Co. Ltd. ADR (South Korea)(b)(c)	337,051
167,061	Hollysys Automation Technologies Ltd. (China)(c)	3,688,707
116,042	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	1,018,849
62,493	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	1,547,327
89,924	KongZhong Corp. ADR (China)(c)	730,183
128,486	Nam Tai Property, Inc. (China)	916,105
203,580	NetEase, Inc. ADR (China)	17,108,863
153,920	NQ Mobile, Inc. ADR (China)(b)(c)	1,040,499
126,062	Perfect World Co. Ltd. ADR (China)	2,449,385
97,995	Phoenix New Media Ltd. ADR (China)(c)	987,790
208,555	Qihoo 360 Technology Co. Ltd. ADR (China)(c)	19,009,788
222,516	ReneSola Ltd. ADR (China)(b)(c)	542,939
323,995	Renren, Inc. ADR (China)(c)	1,065,944
65,854	Semiconductor Manufacturing International Corp. ADR (China)(c)	299,636
175,522	Shanda Games Ltd. ADR (British Virgin Islands)(c)	1,158,445
187,434	SINA Corp. (China)(c)	9,069,931
109,127	Sohu.com, Inc. (China)(c)	6,189,683
615,630	SouFun Holdings Ltd. ADR (China)(b)(c)	7,061,276
22,833	Sungy Mobile Ltd. ADR (China)(b)(c)	247,510
182,836	Trina Solar Ltd. ADR (China)(b)(c)	2,049,592
293,823	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	969,616
349,408	Youku Tudou, Inc. ADR (China)(c)	6,652,728
104,786	YY, Inc. ADR (China)(b)(c)	8,102,053

		133,749,425

	Materials - 0.4%
484,685	Silvercorp Metals, Inc. (Canada)(b)	906,361

	Telecommunication Services - 7.2%
288,938	China Mobile Ltd. ADR (China)	15,744,232
18,534	China Telecom Corp. Ltd. ADR (China)	1,032,714
98,653	China Unicom (Hong Kong) Ltd. ADR (China)	1,713,603

		18,490,549

	Utilities - 0.2%
13,907	Huaneng Power International, Inc. ADR (China)	616,219

	Total Common Stocks and Other Equity Interests (Cost $220,132,217)	254,986,356

	Money Market Fund - 0.1%
253,858	Invesco Premier Portfolio – Institutional Class(d) (Cost $253,858)	253,858

Schedule of Investments(a)

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $220,386,075)-100.1%	$255,240,214

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 20.7%
52,821,292	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $52,821,292)	52,821,292

	Total Investments (Cost $273,207,367)(f)-120.8%	308,061,506
	Other assets less liabilities-(20.8)%	(53,079,803)

	Net Assets-100.0%	$254,981,703

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2014.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$51,047,091	$(51,047,091)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $283,917,595. The net unrealized appreciation was $24,143,911, which consisted of aggregate gross unrealized appreciation of $51,049,594 and aggregate gross unrealized depreciation of $26,905,683.

This Fund has holdings greater than 10% of net assets in the following country:

China	95.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) - 100.2%
	Consumer Discretionary - 11.9%
6,829	Amazon.com, Inc.(c)	$2,137,409
1,161	AutoNation, Inc.(c)	61,905
608	AutoZone, Inc.(c)	314,354
3,743	Bed Bath & Beyond, Inc.(c)	236,894
5,049	Best Buy Co., Inc.	150,107
4,187	BorgWarner, Inc.	260,641
3,962	Cablevision Systems Corp., Class A	76,150
4,044	CarMax, Inc.(c)	197,388
8,034	Carnival Corp.	290,991
8,928	CBS Corp., Class B	507,378
570	Chipotle Mexican Grill, Inc.(c)	383,325
5,024	Coach, Inc.	173,629
47,640	Comcast Corp., Class A	2,559,697
5,248	D.R. Horton, Inc.	108,634
2,416	Darden Restaurants, Inc.	112,948
5,062	Delphi Automotive PLC (United Kingdom)	338,142
8,586	DIRECTV(c)	738,825
4,002	Discovery Communications, Inc., Class A(c)	341,010
5,560	Dollar General Corp.(c)	307,079
3,792	Dollar Tree, Inc.(c)	206,550
1,875	Expedia, Inc.	148,912
1,753	Family Dollar Stores, Inc.	131,037
72,473	Ford Motor Co.	1,233,490
873	Fossil Group, Inc.(c)	85,554
2,099	GameStop Corp., Class A	88,095
4,155	Gannett Co., Inc.	135,952
4,764	Gap, Inc. (The)	191,084
2,253	Garmin Ltd.	124,005
24,104	General Motors Co.	815,197
2,821	Genuine Parts Co.	233,635
5,057	Goodyear Tire & Rubber Co. (The)	127,285
79	Graham Holdings Co., Class B	54,174
5,025	H&R Block, Inc.	161,453
4,007	Harley-Davidson, Inc.	247,713
1,245	Harman International Industries, Inc.	135,145
2,115	Hasbro, Inc.	105,665
25,073	Home Depot, Inc. (The)	2,027,152
7,760	Interpublic Group of Cos., Inc. (The)	152,950
12,169	Johnson Controls, Inc.	574,864
3,570	Kohl’s Corp.	191,138
4,491	L Brands, Inc.	260,343
2,546	Leggett & Platt, Inc.	83,509
3,223	Lennar Corp., Class A	116,769
18,278	Lowe’s Cos., Inc.	874,602
6,601	Macy’s, Inc.	381,472
4,028	Marriott International, Inc., Class A	260,652
6,216	Mattel, Inc.	220,202
18,110	McDonald’s Corp.	1,712,482
3,293	Michael Kors Holdings Ltd.(c)	268,314
1,124	Mohawk Industries, Inc.(c)	140,241
1,102	Netflix, Inc.(c)	465,837
5,069	Newell Rubbermaid, Inc.	164,641
9,127	News Corp., Class A(c)	161,092
13,521	NIKE, Inc., Class B	1,042,875
2,580	Nordstrom, Inc.	178,613
4,736	Omnicom Group, Inc.	331,473
1,949	O’Reilly Automotive, Inc.(c)	292,350

1,816	PetSmart, Inc.	$123,742
958	Priceline Group, Inc. (The)(c)	1,190,267
6,243	PulteGroup, Inc.	110,189
1,506	PVH Corp.	165,931
1,078	Ralph Lauren Corp.	168,017
3,891	Ross Stores, Inc.	250,580
1,969	Scripps Networks Interactive, Inc., Class A	162,265
11,848	Staples, Inc.	137,318
13,799	Starbucks Corp.	1,071,906
3,520	Starwood Hotels & Resorts Worldwide, Inc.	270,477
11,606	Target Corp.	691,602
2,035	Tiffany & Co.	198,636
5,102	Time Warner Cable, Inc.	740,300
16,168	Time Warner, Inc.	1,342,267
12,840	TJX Cos., Inc. (The)	684,244
2,543	Tractor Supply Co.	158,098
2,040	TripAdvisor, Inc.(c)	193,474
35,090	Twenty-First Century Fox, Inc., Class A	1,111,651
2,968	Under Armour, Inc., Class A(c)	198,114
1,864	Urban Outfitters, Inc.(c)	66,601
6,304	VF Corp.	386,246
7,165	Viacom, Inc., Class B	592,331
29,517	Walt Disney Co. (The)	2,534,920
1,427	Whirlpool Corp.	203,547
2,334	Wyndham Worldwide Corp.	176,334
1,484	Wynn Resorts Ltd.	316,389
8,084	Yum! Brands, Inc.	561,030

		37,229,499

	Consumer Staples - 9.4%
36,400	Altria Group, Inc.	1,477,840
11,998	Archer-Daniels-Midland Co.	556,707
7,962	Avon Products, Inc.	105,098
2,970	Brown-Forman Corp., Class B	257,351
3,278	Campbell Soup Co.	136,332
2,357	Clorox Co. (The)	204,753
69,275	Coca-Cola Co. (The)	2,721,815
4,291	Coca-Cola Enterprises, Inc.	195,026
15,937	Colgate-Palmolive Co.	1,010,406
7,716	ConAgra Foods, Inc.	232,483
3,087	Constellation Brands, Inc., Class A(c)	257,024
8,030	Costco Wholesale Corp.	943,846
21,433	CVS Caremark Corp.	1,636,624
3,597	Dr Pepper Snapple Group, Inc.	211,360
4,634	Estee Lauder Cos., Inc. (The), Class A	340,414
11,260	General Mills, Inc.	564,689
2,731	Hershey Co. (The)	240,738
2,463	Hormel Foods Corp.	111,475
1,895	J.M. Smucker Co. (The)	188,818
4,674	Kellogg Co.	279,645
2,328	Keurig Green Mountain, Inc.	277,684
6,900	Kimberly-Clark Corp.	716,703
10,910	Kraft Foods Group, Inc.	584,612
9,343	Kroger Co. (The)	457,620
6,650	Lorillard, Inc.	402,192
2,390	McCormick & Co., Inc.	157,214
3,709	Mead Johnson Nutrition Co.	339,151
2,914	Molson Coors Brewing Co., Class B	196,782
30,998	Mondelez International, Inc., Class A	1,115,928
2,475	Monster Beverage Corp.(c)	158,301
27,782	PepsiCo, Inc.	2,447,594
28,829	Philip Morris International, Inc.	2,364,266
49,590	Procter & Gamble Co. (The)	3,834,299
5,699	Reynolds American, Inc.	318,289
4,217	Safeway, Inc.	145,318
10,709	Sysco Corp.	382,204
5,389	Tyson Foods, Inc., Class A	200,525
16,096	Walgreen Co.	1,106,922
29,538	Wal-Mart Stores, Inc.	2,173,406
6,738	Whole Foods Market, Inc.	257,526

		29,308,980

Schedule of Investments(a)

	Energy - 10.7%
9,251	Anadarko Petroleum Corp.	$988,469
7,069	Apache Corp.	725,704
7,989	Baker Hughes, Inc.	549,404
7,648	Cabot Oil & Gas Corp.	252,002
3,746	Cameron International Corp.(c)	265,629
9,274	Chesapeake Energy Corp.	244,555
34,885	Chevron Corp.	4,508,537
1,590	Cimarex Energy Co.	221,042
22,497	ConocoPhillips	1,856,002
4,210	CONSOL Energy, Inc.	163,432
6,447	Denbury Resources, Inc.	109,277
7,029	Devon Energy Corp.	530,689
1,254	Diamond Offshore Drilling, Inc.	58,675
4,289	Ensco PLC, Class A	217,238
10,016	EOG Resources, Inc.	1,096,151
2,776	EQT Corp.	260,444
78,704	Exxon Mobil Corp.	7,786,974
4,315	FMC Technologies, Inc.(c)	262,352
15,472	Halliburton Co.	1,067,413
1,985	Helmerich & Payne, Inc.	210,926
4,832	Hess Corp.	478,271
12,251	Kinder Morgan, Inc.	440,791
12,390	Marathon Oil Corp.	480,112
5,291	Marathon Petroleum Corp.	441,693
3,086	Murphy Oil Corp.	191,733
4,794	Nabors Industries Ltd.	130,205
7,867	National Oilwell Varco, Inc.	637,542
2,493	Newfield Exploration Co.(c)	100,468
4,662	Noble Corp. PLC	146,247
6,580	Noble Energy, Inc.	437,504
14,400	Occidental Petroleum Corp.	1,407,024
3,811	ONEOK, Inc.	245,543
4,974	Peabody Energy Corp.	75,456
10,368	Phillips 66	840,948
2,623	Pioneer Natural Resources Co.	580,890
3,298	QEP Resources, Inc.	108,999
3,085	Range Resources Corp.	233,195
2,282	Rowan Cos. PLC, Class A	69,647
23,866	Schlumberger Ltd.	2,586,836
6,471	Southwestern Energy Co.(c)	262,593
12,295	Spectra Energy Corp.	503,111
2,370	Tesoro Corp.	145,850
6,234	Transocean Ltd.	251,480
9,778	Valero Energy Corp.	496,722
13,536	Williams Cos., Inc. (The)	766,544

		33,434,319

	Financials - 16.1%
6,189	ACE Ltd.	619,519
1,008	Affiliated Managers Group, Inc.(c)	200,844
8,320	Aflac, Inc.	497,037
7,954	Allstate Corp. (The)	464,911
16,690	American Express Co.	1,468,720
26,514	American International Group, Inc.	1,378,198
7,258	American Tower Corp. REIT	685,083
3,482	Ameriprise Financial, Inc.	416,447
5,429	Aon PLC	457,990
2,677	Apartment Investment & Management Co., Class A REIT	91,500
1,308	Assurant, Inc.	82,875
2,238	AvalonBay Communities, Inc. REIT	331,403
192,714	Bank of America Corp.	2,938,888
20,901	Bank of New York Mellon Corp. (The)	815,975
13,172	BB&T Corp.	487,627
32,999	Berkshire Hathaway, Inc., Class B(c)	4,139,065
2,296	BlackRock, Inc.	699,660
2,811	Boston Properties, Inc. REIT	335,774
10,481	Capital One Financial Corp.	833,659
5,108	CBRE Group, Inc., Class A(c)	157,531
21,464	Charles Schwab Corp. (The)	595,626

4,478	Chubb Corp. (The)	$388,287
2,695	Cincinnati Financial Corp.	124,024
55,676	Citigroup, Inc.	2,723,113
5,789	CME Group, Inc.	428,039
3,326	Comerica, Inc.	167,165
6,121	Crown Castle International Corp. REIT	454,056
8,546	Discover Financial Services	521,819
5,286	E*TRADE Financial Corp.(c)	111,112
6,157	Equity Residential REIT	398,050
1,147	Essex Property Trust, Inc. REIT	217,437
15,589	Fifth Third Bancorp	319,263
7,363	Franklin Resources, Inc.	398,706
9,551	General Growth Properties, Inc. REIT	223,207
9,097	Genworth Financial, Inc., Class A(c)	119,171
7,624	Goldman Sachs Group, Inc. (The)	1,317,961
8,242	Hartford Financial Services Group, Inc. (The)	281,547
8,392	HCP, Inc. REIT	348,520
5,598	Health Care REIT, Inc.	356,201
13,872	Host Hotels & Resorts, Inc. REIT	301,577
8,726	Hudson City Bancorp, Inc.	85,078
15,165	Huntington Bancshares, Inc.	148,920
2,108	IntercontinentalExchange Group, Inc.	405,200
7,931	Invesco Ltd.(d)	298,443
69,360	JPMorgan Chase & Co.	3,999,991
16,190	KeyCorp	219,213
7,531	Kimco Realty Corp. REIT	168,544
1,879	Legg Mason, Inc.	89,159
5,813	Leucadia National Corp.	143,639
4,829	Lincoln National Corp.	252,991
5,596	Loews Corp.	235,759
2,408	M&T Bank Corp.	292,572
2,582	Macerich Co. (The) REIT	167,856
10,071	Marsh & McLennan Cos., Inc.	511,305
4,990	McGraw-Hill Financial, Inc.	400,298
20,629	MetLife, Inc.	1,085,085
3,450	Moody’s Corp.	300,150
25,651	Morgan Stanley	829,553
2,154	NASDAQ OMX Group, Inc. (The)	90,877
7,744	Navient Corp.	133,197
4,076	Northern Trust Corp.	272,644
5,681	People’s United Financial, Inc.	82,488
3,246	Plum Creek Timber Co., Inc. REIT	134,287
9,787	PNC Financial Services Group, Inc. (The)	808,015
5,015	Principal Financial Group, Inc.	249,145
9,984	Progressive Corp. (The)	234,025
9,157	Prologis, Inc. REIT	373,697
8,471	Prudential Financial, Inc.	736,723
2,656	Public Storage REIT	455,796
25,277	Regions Financial Corp.	256,309
5,690	Simon Property Group, Inc. REIT	957,001
7,898	State Street Corp.	556,335
9,764	SunTrust Banks, Inc.	371,520
4,811	T. Rowe Price Group, Inc.	373,622
2,412	Torchmark Corp.	127,209
6,373	Travelers Cos., Inc. (The)	570,766
33,269	U.S. Bancorp	1,398,296
4,718	Unum Group	161,969
5,391	Ventas, Inc. REIT	342,328
3,196	Vornado Realty Trust REIT	338,840
87,844	Wells Fargo & Co.	4,471,260
9,652	Weyerhaeuser Co. REIT	302,301
4,977	XL Group PLC	160,458
3,692	Zions Bancorp.	106,403

		50,596,854

	Health Care - 13.5%
27,522	Abbott Laboratories	1,159,227
29,143	AbbVie, Inc.	1,525,345
4,843	Actavis PLC(c)	1,037,661
6,548	Aetna, Inc.	507,666

Schedule of Investments(a)

6,111	Agilent Technologies, Inc.	$342,766
3,622	Alexion Pharmaceuticals, Inc.(c)	575,862
5,447	Allergan, Inc.	903,439
4,139	AmerisourceBergen Corp.	318,330
13,873	Amgen, Inc.	1,767,281
9,948	Baxter International, Inc.	743,016
3,541	Becton, Dickinson and Co.	411,606
4,350	Biogen Idec, Inc.(c)	1,454,596
24,238	Boston Scientific Corp.(c)	309,762
30,371	Bristol-Myers Squibb Co.	1,537,380
1,401	C.R. Bard, Inc.	209,071
6,233	Cardinal Health, Inc.	446,594
3,801	CareFusion Corp.(c)	166,446
14,680	Celgene Corp.(c)	1,279,362
5,408	Cerner Corp.(c)	298,522
4,927	Cigna Corp.	443,627
8,263	Covidien PLC	714,832
3,258	DaVita HealthCare Partners, Inc.(c)	229,494
2,601	DENTSPLY International, Inc.	120,738
1,939	Edwards Lifesciences Corp.(c)	174,995
18,052	Eli Lilly & Co.	1,102,255
14,166	Express Scripts Holding Co.(c)	986,662
28,139	Gilead Sciences, Inc.(c)	2,576,125
3,059	Hospira, Inc.(c)	169,683
2,841	Humana, Inc.	334,244
699	Intuitive Surgical, Inc.(c)	319,827
51,851	Johnson & Johnson	5,189,767
1,551	Laboratory Corp. of America Holdings(c)	160,823
4,222	McKesson Corp.	810,033
18,308	Medtronic, Inc.	1,130,336
53,563	Merck & Co., Inc.	3,039,165
6,847	Mylan, Inc.(c)	338,036
1,503	Patterson Cos., Inc.	58,632
2,075	PerkinElmer, Inc.	95,906
2,448	Perrigo Co. PLC	368,302
116,898	Pfizer, Inc.	3,354,973
2,648	Quest Diagnostics, Inc.	161,793
1,461	Regeneron Pharmaceuticals, Inc.(c)	461,997
5,213	St. Jude Medical, Inc.	339,835
5,415	Stryker Corp.	431,955
1,789	Tenet Healthcare Corp.(c)	94,406
7,314	Thermo Fisher Scientific, Inc.	888,651
17,959	UnitedHealth Group, Inc.	1,455,577
1,900	Varian Medical Systems, Inc.(c)	156,085
4,333	Vertex Pharmaceuticals, Inc.(c)	385,247
1,551	Waters Corp.(c)	160,435
5,121	WellPoint, Inc.	562,337
3,070	Zimmer Holdings, Inc.	307,215
9,181	Zoetis, Inc.	302,147

		42,420,067

	Industrials - 10.2%
11,396	3M Co.	1,605,582
3,195	ADT Corp. (The)	111,186
1,650	Allegion PLC	84,859
4,493	AMETEK, Inc.	218,764
12,299	Boeing Co. (The)	1,481,784
2,718	C.H. Robinson Worldwide, Inc.	183,356
11,443	Caterpillar, Inc.	1,152,882
1,847	Cintas Corp.	115,622
18,402	CSX Corp.	550,588
3,139	Cummins, Inc.	437,545
11,021	Danaher Corp.	814,231
6,672	Deere & Co.	567,854
15,544	Delta Air Lines, Inc.	582,278
3,047	Dover Corp.	261,311
675	Dun & Bradstreet Corp. (The)	74,270
8,741	Eaton Corp. PLC	593,689
12,866	Emerson Electric Co.	818,921
2,241	Equifax, Inc.	170,518
3,614	Expeditors International of Washington, Inc.	156,053

5,004	Fastenal Co.	$221,927
5,088	FedEx Corp.	747,325
2,522	Flowserve Corp.	186,729
2,918	Fluor Corp.	212,635
5,967	General Dynamics Corp.	696,767
183,777	General Electric Co.	4,621,992
14,356	Honeywell International, Inc.	1,318,311
6,961	Illinois Tool Works, Inc.	573,378
4,605	Ingersoll-Rand PLC	270,728
3,136	Iron Mountain, Inc.	105,087
2,421	Jacobs Engineering Group, Inc.(c)	123,011
1,829	Joy Global, Inc.	108,387
2,024	Kansas City Southern	220,737
1,576	L-3 Communications Holdings, Inc.	165,417
4,891	Lockheed Martin Corp.	816,650
6,533	Masco Corp.	135,886
5,557	Nielsen Holdings NV	256,233
5,672	Norfolk Southern Corp.	576,616
3,921	Northrop Grumman Corp.	483,342
6,500	PACCAR, Inc.	404,755
2,012	Pall Corp.	155,870
2,726	Parker Hannifin Corp.	313,354
3,567	Pentair PLC (United Kingdom)	228,538
3,719	Pitney Bowes, Inc.	100,636
2,653	Precision Castparts Corp.	607,006
3,998	Quanta Services, Inc.(c)	133,893
5,728	Raytheon Co.	519,931
4,903	Republic Services, Inc.	185,971
2,525	Robert Half International, Inc.	122,841
2,542	Rockwell Automation, Inc.	283,840
2,478	Rockwell Collins, Inc.	181,563
1,826	Roper Industries, Inc.	263,072
971	Ryder System, Inc.	83,632
1,072	Snap-on, Inc.	128,854
12,679	Southwest Airlines Co.	358,562
2,864	Stanley Black & Decker, Inc.	250,457
1,549	Stericycle, Inc.(c)	182,240
5,112	Textron, Inc.	185,923
8,458	Tyco International Ltd.	364,963
16,598	Union Pacific Corp.	1,631,749
12,920	United Parcel Service, Inc., Class B	1,254,403
15,452	United Technologies Corp.	1,624,778
1,119	W.W. Grainger, Inc.	263,133
7,930	Waste Management, Inc.	355,978
3,363	Xylem, Inc.	118,680

		32,127,073

	Information Technology - 19.4%
11,598	Accenture PLC, Class A	919,489
8,486	Adobe Systems, Inc.(c)	586,468
3,261	Akamai Technologies, Inc.(c)	192,464
989	Alliance Data Systems Corp.(c)	259,405
5,735	Altera Corp.	187,649
2,883	Amphenol Corp., Class A	277,258
5,763	Analog Devices, Inc.	286,018
110,509	Apple, Inc.	10,561,345
22,315	Applied Materials, Inc.	467,722
4,174	Autodesk, Inc.(c)	222,683
8,836	Automatic Data Processing, Inc.	718,455
4,617	Avago Technologies Ltd. (Singapore)	320,327
10,191	Broadcom Corp., Class A	389,908
5,847	CA, Inc.	168,861
93,879	Cisco Systems, Inc.	2,368,567
3,001	Citrix Systems, Inc.(c)	203,258
11,153	Cognizant Technology Solutions Corp., Class A(c)	547,055
2,655	Computer Sciences Corp.	165,645
23,977	Corning, Inc.	471,148
20,905	eBay, Inc.(c)	1,103,784
5,770	Electronic Arts, Inc.(c)	193,872
37,518	EMC Corp.	1,099,277

Schedule of Investments(a)

1,391	F5 Networks, Inc.(c)	$156,613
31,514	Facebook, Inc., Class A(c)	2,289,492
5,276	Fidelity National Information Services, Inc.	297,566
1,298	First Solar, Inc.(c)	81,917
4,562	Fiserv, Inc.(c)	281,339
2,598	FLIR Systems, Inc.	86,461
5,197	Google, Inc., Class A(c)	3,011,921
5,197	Google, Inc., Class C(c)	2,970,605
1,956	Harris Corp.	133,536
34,293	Hewlett-Packard Co.	1,221,174
91,227	Intel Corp.	3,091,683
17,436	International Business Machines Corp.	3,341,958
5,207	Intuit, Inc.	426,818
3,384	Jabil Circuit, Inc.	67,545
8,677	Juniper Networks, Inc.(c)	204,257
3,035	KLA-Tencor Corp.	216,972
2,970	Lam Research Corp.	207,900
4,339	Linear Technology Corp.	191,502
18,410	MasterCard, Inc., Class A	1,365,102
3,665	Microchip Technology, Inc.	164,998
19,611	Micron Technology, Inc.(c)	599,116
137,762	Microsoft Corp.	5,945,808
4,146	Motorola Solutions, Inc.	264,017
6,076	NetApp, Inc.	235,992
10,230	NVIDIA Corp.	179,025
62,918	Oracle Corp.	2,541,258
5,932	Paychex, Inc.	243,271
30,935	QUALCOMM, Inc.	2,279,910
3,473	Red Hat, Inc.(c)	201,851
10,351	Salesforce.com, Inc.(c)	561,542
4,145	SanDisk Corp.	380,138
5,981	Seagate Technology PLC	350,487
12,677	Symantec Corp.	299,938
7,486	TE Connectivity Ltd. (Switzerland)	463,309
2,893	Teradata Corp.(c)	121,969
19,780	Texas Instruments, Inc.	914,825
3,040	Total System Services, Inc.	97,280
2,268	VeriSign, Inc.(c)	122,585
9,210	Visa, Inc., Class A	1,943,402
3,834	Western Digital Corp.	382,748
9,871	Western Union Co. (The)	172,446
20,022	Xerox Corp.	265,492
4,930	Xilinx, Inc.	202,771
17,158	Yahoo!, Inc.(c)	614,428

		60,903,625

	Materials - 3.5%
3,888	Air Products & Chemicals, Inc.	513,022
1,224	Airgas, Inc.	130,870
21,486	Alcoa, Inc.	352,156
1,993	Allegheny Technologies, Inc.	75,036
1,746	Avery Dennison Corp.	82,429
2,559	Ball Corp.	156,764
1,845	Bemis Co., Inc.	71,973
952	CF Industries Holdings, Inc.	238,324
22,069	Dow Chemical Co. (The)	1,127,064
16,830	E.I. du Pont de Nemours & Co.	1,082,337
2,749	Eastman Chemical Co.	216,566
4,954	Ecolab, Inc.	537,658
2,437	FMC Corp.	158,941
19,042	Freeport-McMoRan Copper & Gold, Inc.	708,743
1,489	International Flavors & Fragrances, Inc.	150,374
7,940	International Paper Co.	377,150
7,636	LyondellBasell Industries NV, Class A	811,325
1,116	Martin Marietta Materials, Inc.	138,641
3,071	MeadWestvaco Corp.	128,368
9,612	Monsanto Co.	1,087,021
5,927	Mosaic Co. (The)	273,294
9,137	Newmont Mining Corp.	227,603
5,839	Nucor Corp.	293,235
3,022	Owens-Illinois, Inc.(c)	94,256

2,539	PPG Industries, Inc.	$503,636
5,366	Praxair, Inc.	687,599
3,561	Sealed Air Corp.	114,379
1,549	Sherwin-Williams Co. (The)	319,450
2,173	Sigma-Aldrich Corp.	218,213
2,396	Vulcan Materials Co.	151,259

		11,027,686

	Telecommunication Services - 2.5%
95,111	AT&T, Inc.	3,385,001
10,502	CenturyLink, Inc.	412,098
18,365	Frontier Communications Corp.	120,291
75,891	Verizon Communications, Inc.	3,826,424
11,040	Windstream Holdings, Inc.	126,518

		7,870,332

	Utilities - 3.0%
12,097	AES Corp. (The)	176,737
2,181	AGL Resources, Inc.	112,627
4,446	Ameren Corp.	170,949
8,941	American Electric Power Co., Inc.	464,843
7,880	CenterPoint Energy, Inc.	191,642
4,942	CMS Energy Corp.	142,972
5,365	Consolidated Edison, Inc.	300,923
10,657	Dominion Resources, Inc.	720,839
3,244	DTE Energy Co.	239,472
12,962	Duke Energy Corp.	934,949
5,968	Edison International	327,046
3,286	Entergy Corp.	239,319
15,733	Exelon Corp.	488,982
7,695	FirstEnergy Corp.	240,161
1,466	Integrys Energy Group, Inc.	96,111
7,992	NextEra Energy, Inc.	750,369
5,776	NiSource, Inc.	217,640
5,795	Northeast Utilities	254,401
6,181	NRG Energy, Inc.	191,364
4,605	Pepco Holdings, Inc.	123,644
8,519	PG&E Corp.	380,544
2,024	Pinnacle West Capital Corp.	108,264
11,575	PPL Corp.	381,859
9,267	Public Service Enterprise Group, Inc.	325,920
2,597	SCANA Corp.	132,135
4,176	Sempra Energy	416,389
16,322	Southern Co. (The)	706,579
4,270	TECO Energy, Inc.	74,554
4,133	Wisconsin Energy Corp.	180,116
9,197	Xcel Energy, Inc.	283,268

		9,374,618

	Total Investments (Cost $255,550,742)(e)-100.2%	314,293,053
	Other assets less liabilities(f)- (0.2)%	(654,356)

	Net Assets-100.0%	$313,638,697

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the portfolio are subject to call options written.
(c)	Non-income producing security.

Schedule of Investments(a)

(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the three months ended July 31, 2014:

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2014	Dividend Income
Invesco Ltd.	$227,034	$69,702	$(15,114)	$17,054	$(233)	$298,443	$1,727

(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $307,840,798. The net unrealized appreciation was $6,452,255, which consisted of aggregate gross unrealized appreciation of $59,685,019 and aggregate gross unrealized depreciation of $53,232,764.
(f)	Includes net unrealized appreciation (depreciation) on written options contracts as follows:

	Contract Month	Strike Price	Num- ber of Cont- racts	Premiums Received	Unrea- lized Appre- ciation	Notional Value*	Value
Call Option S&P 500 Index	Aug-14	$1,975	1,625	$2,873,416	$2,215,291	$3,209,375	$658,125

*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Quality Portfolio (SPHQ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 19.5%
29,273	Comcast Corp., Class A	$1,572,838
35,931	Darden Restaurants, Inc.	1,679,774
77,078	Family Dollar Stores, Inc.	5,761,581
78,563	Gap, Inc. (The)	3,151,162
36,657	Genuine Parts Co.	3,035,933
23,362	Harley-Davidson, Inc.	1,444,239
58,716	Hasbro, Inc.	2,933,451
40,115	Home Depot, Inc. (The)	3,243,298
33,659	Lowe’s Cos., Inc.	1,610,583
81,615	Mattel, Inc.	2,891,212
31,818	McDonald’s Corp.	3,008,710
61,979	NIKE, Inc., Class B	4,780,440
46,452	Nordstrom, Inc.	3,215,872
67,214	Omnicom Group, Inc.	4,704,308
45,331	PetSmart, Inc.	3,088,854
20,069	Ralph Lauren Corp.	3,127,954
72,802	Ross Stores, Inc.	4,688,449
53,226	Target Corp.	3,171,737
15,774	Tiffany & Co.	1,539,700
89,456	TJX Cos., Inc. (The)	4,767,110
51,344	VF Corp.	3,145,847
55,132	Walt Disney Co. (The)	4,734,736
58,171	Yum! Brands, Inc.	4,037,068

		75,334,856

	Consumer Staples - 19.0%
36,768	Altria Group, Inc.	1,492,781
34,029	Brown-Forman Corp., Class B	2,948,613
35,257	Campbell Soup Co.	1,466,339
34,425	Clorox Co. (The)	2,990,500
114,141	Coca-Cola Co. (The)	4,484,600
68,906	Colgate-Palmolive Co.	4,368,640
27,062	Costco Wholesale Corp.	3,180,867
62,294	CVS Caremark Corp.	4,756,770
21,433	Estee Lauder Cos., Inc. (The), Class A	1,574,468
60,359	General Mills, Inc.	3,027,004
16,556	Hershey Co. (The)	1,459,411
98,244	Hormel Foods Corp.	4,446,523
29,995	J.M. Smucker Co. (The)	2,988,702
72,636	Kellogg Co.	4,345,812
28,360	Kimberly-Clark Corp.	2,945,753
72,573	Lorillard, Inc.	4,389,215
67,900	McCormick & Co., Inc.	4,466,462
35,547	PepsiCo, Inc.	3,131,691
59,024	Procter & Gamble Co. (The)	4,563,736
86,383	Sysco Corp.	3,083,009
44,566	Walgreen Co.	3,064,804
62,358	Wal-Mart Stores, Inc.	4,588,302

		73,764,002

	Energy - 2.1%
24,860	Chevron Corp.	3,212,906
31,390	Exxon Mobil Corp.	3,105,727
16,321	Hess Corp.	1,615,453

		7,934,086

	Financials - 5.6%
25,483	Aflac, Inc.	1,522,354
13,192	Ameriprise Financial, Inc.	1,577,763
10,052	BlackRock, Inc.	3,063,146

34,182	Chubb Corp. (The)	$2,963,921
25,419	Health Care REIT, Inc.	1,617,411
68,830	Kimco Realty Corp. REIT	1,540,415
17,908	Moody’s Corp.	1,557,996
19,573	T. Rowe Price Group, Inc.	1,520,039
57,939	Torchmark Corp.	3,055,703
16,867	Travelers Cos., Inc. (The)	1,510,609
31,012	Wells Fargo & Co.	1,578,511

		21,507,868

	Health Care - 9.8%
77,328	Abbott Laboratories	3,257,055
43,762	AmerisourceBergen Corp.	3,365,735
41,697	Baxter International, Inc.	3,114,349
26,756	Becton, Dickinson and Co.	3,110,118
21,916	C.R. Bard, Inc.	3,270,525
33,645	DENTSPLY International, Inc.	1,561,801
45,579	Johnson & Johnson	4,562,002
8,453	McKesson Corp.	1,621,793
50,064	Medtronic, Inc.	3,090,951
31,811	Mylan, Inc.(b)	1,570,509
26,882	Quest Diagnostics, Inc.	1,642,490
38,010	Stryker Corp.	3,032,058
57,806	UnitedHealth Group, Inc.	4,685,176

		37,884,562

	Industrials - 27.1%
33,196	3M Co.	4,676,984
61,133	AMETEK, Inc.	2,976,566
75,510	C.H. Robinson Worldwide, Inc.	5,093,905
29,045	Caterpillar, Inc.	2,926,284
25,526	Cintas Corp.	1,597,928
103,020	CSX Corp.	3,082,358
10,489	Cummins, Inc.	1,462,062
61,117	Danaher Corp.	4,515,324
36,073	Deere & Co.	3,070,173
35,988	Dover Corp.	3,086,331
71,392	Emerson Electric Co.	4,544,101
72,287	Expeditors International of Washington, Inc.	3,121,353
69,200	Fastenal Co.	3,069,020
20,738	Fluor Corp.	1,511,178
27,331	General Dynamics Corp.	3,191,441
60,143	General Electric Co.	1,512,596
33,652	Honeywell International, Inc.	3,090,263
18,589	Illinois Tool Works, Inc.	1,531,176
39,847	L-3 Communications Holdings, Inc.	4,182,341
29,882	Lockheed Martin Corp.	4,989,397
30,722	Norfolk Southern Corp.	3,123,198
26,248	Northrop Grumman Corp.	3,235,591
38,851	Pall Corp.	3,009,787
25,960	Parker Hannifin Corp.	2,984,102
51,532	Raytheon Co.	4,677,560
43,157	Republic Services, Inc.	1,636,945
40,318	Rockwell Collins, Inc.	2,954,100
22,070	Roper Industries, Inc.	3,179,625
27,025	Snap-on, Inc.	3,248,405
47,777	Union Pacific Corp.	4,696,957
41,973	United Technologies Corp.	4,413,461
19,569	W.W. Grainger, Inc.	4,601,650

		104,992,162

	Information Technology - 4.9%
16,532	Amphenol Corp., Class A	1,589,882
39,855	Automatic Data Processing, Inc.	3,240,610
25,481	International Business Machines Corp.	4,883,943
33,638	Linear Technology Corp.	1,484,613
37,941	Microsoft Corp.	1,637,534
39,790	Oracle Corp.	1,607,118
76,183	Paychex, Inc.	3,124,265
20,060	QUALCOMM, Inc.	1,478,422

		19,046,387

	Materials - 8.5%
24,677	Air Products & Chemicals, Inc.	3,256,130

Schedule of Investments(a)

29,208	Airgas, Inc.	$3,122,919
50,638	Ball Corp.	3,102,084
24,608	E.I. du Pont de Nemours & Co.	1,582,541
43,712	Ecolab, Inc.	4,744,063
15,319	International Flavors & Fragrances, Inc.	1,547,066
26,415	Monsanto Co.	2,987,272
36,404	Praxair, Inc.	4,664,809
15,751	Sherwin-Williams Co. (The)	3,248,329
47,100	Sigma-Aldrich Corp.	4,729,782

		32,984,995

	Utilities - 3.5%
58,871	AGL Resources, Inc.	3,040,098
20,466	Entergy Corp.	1,490,539
32,268	NextEra Energy, Inc.	3,029,643
30,117	SCANA Corp.	1,532,353
35,859	Southern Co. (The)	1,552,336
70,623	Wisconsin Energy Corp.	3,077,750

		13,722,719

	Total Common Stocks and Other Equity Interests (Cost $319,551,331)	387,171,637

	Money Market Fund - 0.0%
20,783	Invesco Premier Portfolio – Institutional Class(c) (Cost $20,783)	20,783

	Total Investments (Cost $319,572,114)(d)-100.0%	387,192,420
	Other assets less liabilities-0.0%	161,141

	Net Assets-100.0%	$387,353,561

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $320,819,249. The net unrealized appreciation was $66,373,171, which consisted of aggregate gross unrealized appreciation of $67,849,456 and aggregate gross unrealized depreciation of $1,476,285.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Chemicals - 2.6%
1,118,011	Calgon Carbon Corp.(b)	$23,701,833

	Commercial Services & Supplies - 3.8%
1,460,861	Tetra Tech, Inc.	35,469,705

	Construction & Engineering - 3.3%
790,520	Aegion Corp.(b)	18,110,813
522,852	Layne Christensen Co.(b)	5,672,944
176,144	Northwest Pipe Co.(b)	6,314,763

		30,098,520

	Electrical Equipment - 2.7%
693,437	Franklin Electric Co., Inc.	25,414,466

	Electronic Equipment, Instruments & Components - 4.8%
171,389	Badger Meter, Inc.	8,552,311
1,011,015	Itron, Inc.(b)	36,376,320

		44,928,631

	Industrial Conglomerates - 8.5%
548,750	Roper Industries, Inc.	79,058,412

	Life Sciences Tools & Services - 8.7%
776,229	Waters Corp.(b)	80,293,128

	Machinery - 48.1%
2,128,581	Energy Recovery, Inc.(b)	9,536,043
1,054,339	Flowserve Corp.	78,063,259
132,968	Gorman-Rupp Co. (The)	3,853,413
461,188	Lindsay Corp.	37,333,168
4,224,762	Mueller Water Products, Inc., Class A	32,741,905
917,474	Pall Corp.	71,076,711
1,041,626	Pentair PLC (United Kingdom)	66,736,978
601,942	Toro Co. (The)	35,713,219
250,876	Valmont Industries, Inc.	36,535,072
668,360	Watts Water Technologies, Inc., Class A	39,072,326
1,042,185	Xylem, Inc.	36,778,709

		447,440,803

	Multi-Utilities - 1.1%
579,119	Veolia Environnement SA ADR (France)	10,273,571

	Water Utilities - 16.4%
602,917	American States Water Co.	18,419,114
799,700	American Water Works Co., Inc.	38,201,669
1,531,656	Aqua America, Inc.	36,422,780
673,745	California Water Service Group	15,341,173
3,970,732	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	35,339,515
105,712	Connecticut Water Service, Inc.	3,371,156
513,911	Consolidated Water Co. Ltd. (Cayman Islands)	5,339,535

		152,434,942

	Total Common Stocks and Other Equity Interests (Cost $754,869,428)	929,114,011

	Money Market Fund - 0.1%
1,342,011	Invesco Premier Portfolio – Institutional Class(c) (Cost $1,342,011)	$1,342,011

	Total Investments (Cost $756,211,439)(d)-100.1%	930,456,022
	Other assets less liabilities-(0.1)%	(725,220)

	Net Assets-100.0%	$929,730,802

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $778,970,062. The net unrealized appreciation was $151,485,960, which consisted of aggregate gross unrealized appreciation of $198,572,830 and aggregate gross unrealized depreciation of $47,086,870.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Components - 5.2%
337,720	Fuel Systems Solutions, Inc.(b)	$3,546,060
98,134	Gentherm, Inc.(b)	4,106,908
165,289	Quantum Fuel Systems Technologies Worldwide, Inc.(b)(c)	847,932
449,425	UQM Technologies, Inc.(b)(c)	737,057

		9,237,957

	Automobiles - 2.0%
15,599	Tesla Motors, Inc.(b)	3,483,257

	Chemicals - 8.3%
31,110	Air Products & Chemicals, Inc.	4,104,965
40,686	Cytec Industries, Inc.	4,103,183
114,224	OM Group, Inc.	3,229,112
120,509	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,341,715

		14,778,975

	Construction & Engineering - 4.9%
605,457	Ameresco, Inc., Class A(b)	4,553,036
125,065	Quanta Services, Inc.(b)	4,188,427

		8,741,463

	Electric Utilities - 2.1%
101,221	ITC Holdings Corp.	3,654,078

	Electrical Equipment - 19.1%
647,873	American Superconductor Corp.(b)(c)	1,289,267
964,525	Ballard Power Systems, Inc. (Canada)(b)(c)	3,838,810
105,328	Broadwind Energy, Inc.(b)	913,720
1,224,320	China Ming Yang Wind Power Group Ltd. ADR (China)(b)(c)	3,538,285
451,602	Enphase Energy, Inc.(b)(c)	4,651,501
1,624,106	FuelCell Energy, Inc.(b)(c)	4,027,783
54,066	Hydrogenics Corp. (Canada)(b)(c)	1,225,136
226,877	Orion Energy Systems, Inc.(b)	955,152
851,372	Plug Power, Inc.(b)(c)	4,614,436
76,270	Polypore International, Inc.(b)	3,287,237
119,929	PowerSecure International, Inc.(b)(c)	1,178,902
353,484	Real Goods Solar, Inc., Class A(b)(c)	788,269
53,297	SolarCity Corp.(b)(c)	3,812,334

		34,120,832

	Electronic Equipment, Instruments & Components - 6.3%
394,891	Echelon Corp.(b)	892,454
106,969	Itron, Inc.(b)	3,848,744
232,855	Maxwell Technologies, Inc.(b)	2,533,462
129,089	Universal Display Corp.(b)(c)	3,957,869

		11,232,529

	Independent Power Producers & Energy Traders - 5.9%
152,797	Calpine Corp.(b)	3,367,646
145,764	Ormat Technologies, Inc. (Israel)	3,759,253
111,397	Pattern Energy Group, Inc.	3,452,193

		10,579,092

	Internet Software & Services - 1.9%
210,779	OPOWER, Inc.(b)(c)	3,372,464

	Metals & Mining - 0.5%
709,623	Rare Element Resources Ltd. (Canada)(b)(c)	$858,644

	Oil, Gas & Consumable Fuels - 6.5%
996,834	Amyris, Inc.(b)(c)	3,748,096
1,106,959	Gevo, Inc.(b)(c)	565,102
353,953	Renewable Energy Group, Inc.(b)	3,964,274
345,782	Solazyme, Inc.(b)(c)	3,347,170

		11,624,642

	Semiconductors & Semiconductor Equipment - 33.4%
207,729	Advanced Energy Industries, Inc.(b)	3,494,002
293,327	Aixtron SE ADR (Germany)(b)(c)	3,956,981
87,789	Amtech Systems, Inc.(b)	858,576
150,423	Canadian Solar, Inc. (Canada)(b)(c)	3,754,558
79,118	Cree, Inc.(b)	3,736,743
138,373	Daqo New Energy Corp. ADR (China)(b)(c)	3,442,720
60,762	First Solar, Inc.(b)	3,834,690
235,410	GT Advanced Technologies, Inc.(b)(c)	3,258,074
1,637,154	Hanwha SolarOne Co. Ltd. ADR (South Korea)(b)(c)	3,536,253
136,156	International Rectifier Corp.(b)	3,382,115
402,868	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	3,537,181
1,482,027	ReneSola Ltd. ADR (China)(b)(c)	3,616,146
451,741	Rubicon Technology, Inc.(b)(c)	3,401,610
198,947	SunEdison, Inc.(b)	3,978,940
106,675	SunPower Corp. (France)(b)(c)	3,918,173
344,403	Trina Solar Ltd. ADR (China)(b)(c)	3,860,758
1,173,489	Yingli Green Energy Holding Co. Ltd. ADR (China)(b)(c)	3,872,514

		59,440,034

	Software - 3.9%
235,801	EnerNOC, Inc.(b)	4,225,554
262,132	Silver Spring Networks, Inc.(b)	2,799,570

		7,025,124

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $181,796,808)-100.0%	178,149,091

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 30.1%
53,622,677	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $53,622,677)	53,622,677

	Total Investments (Cost $235,419,485)(f)-130.1%	231,771,768
	Other assets less liabilities-(30.1)%	(53,595,899)

	Net Assets-100.0%	$178,175,869

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

Schedule of Investments(a)

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$50,596,204	$(50,596,204)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $246,922,432. The net unrealized depreciation was $15,150,664, which consisted of aggregate gross unrealized appreciation of $26,940,378 and aggregate gross unrealized depreciation of $42,091,042.

This Fund has holdings greater than 10% of net assets in the following country:

China	12.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy Portfolio (PUW)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace & Defense - 1.7%
20,659	Hexcel Corp.(b)	$769,548

	Auto Components - 5.3%
16,685	Johnson Controls, Inc.	788,200
37,035	Remy International, Inc.	821,436
12,262	Tenneco, Inc.(b)	781,089

		2,390,725

	Automobiles - 4.1%
62,429	Kandi Technologies Group, Inc. (China)(b)(c)	1,055,050
20,028	Tata Motors Ltd. ADR (India)	787,501

		1,842,551

	Building Products - 5.1%
16,130	A.O. Smith Corp.	753,271
25,197	Apogee Enterprises, Inc.	817,643
21,110	Owens Corning	718,795

		2,289,709

	Chemicals - 9.3%
35,479	Advanced Emissions Solutions, Inc.(b)	758,896
19,677	LSB Industries, Inc.(b)	757,761
14,873	Methanex Corp. (Canada)	967,786
378,527	Rentech, Inc.(b)	821,404
11,176	Rockwood Holdings, Inc.	882,233

		4,188,080

	Commercial Services & Supplies - 2.3%
139,964	China Recycling Energy Corp.(b)(c)	191,051
42,329	Covanta Holding Corp.	864,358

		1,055,409

	Construction & Engineering - 7.0%
30,458	Abengoa SA ADR (Spain)(b)	809,269
12,975	Chicago Bridge & Iron Co. NV	769,677
24,357	Foster Wheeler AG (Switzerland)	802,807
28,474	MasTec, Inc.(b)	774,208

		3,155,961

	Electric Utilities - 5.6%
278,262	Centrais Eletricas Brasileiras SA ADR (Brazil)(c)	773,568
108,286	Companhia Energetica de Minas Gerais ADR (Brazil)(c)	890,111
16,343	NRG Yield, Inc., Class A(c)	853,922

		2,517,601

	Electrical Equipment - 15.3%
5,927	Acuity Brands, Inc.	635,789
562,891	Capstone Turbine Corp.(b)(c)	782,418
10,730	Eaton Corp. PLC	728,782
11,849	Emerson Electric Co.	754,189
12,338	EnerSys	782,599
31,129	General Cable Corp.	691,998
14,047	Global Power Equipment Group, Inc.	231,354
81,879	GrafTech International Ltd.(b)	687,784
10,661	Power Solutions International, Inc.(b)	651,174
10,233	Regal-Beloit Corp.	719,278
100,750	Revolution Lighting Technologies, Inc.(b)(c)	213,590

		6,878,955

	Electronic Equipment, Instruments & Components - 1.6%
36,455	Corning, Inc.	716,341

	Energy Equipment & Services - 3.4%
97,992	McDermott International, Inc.(b)(c)	$715,341
44,798	Nuverra Environmental Solutions, Inc.(b)(c)	834,139

		1,549,480

	Food & Staples Retailing - 2.2%
18,123	Andersons, Inc. (The)	979,005

	Industrial Conglomerates - 1.8%
25,954	Koninklijke Philips NV (Netherlands)	799,383

	Machinery - 13.2%
23,009	Altra Industrial Motion Corp.	721,332
10,622	Chart Industries, Inc.(b)	807,803
45,831	Energy Recovery, Inc.(b)(c)	205,323
23,157	ESCO Technologies, Inc.	776,917
41,849	Luxfer Holdings PLC ADR (United Kingdom)	795,550
46,285	PMFG, Inc.(b)(c)	239,294
7,736	WABCO Holdings, Inc.(b)	754,105
49,445	Westport Innovations, Inc. (Canada)(b)(c)	852,432
16,114	Woodward, Inc.	805,055

		5,957,811

	Oil, Gas & Consumable Fuels - 19.7%
48,169	Cameco Corp. (Canada)	971,087
32,654	Chesapeake Energy Corp.	861,086
76,093	Clean Energy Fuels Corp.(b)(c)	757,886
65,704	Cosan Ltd., Class A (Brazil)	793,047
779,135	Denison Mines Corp. (Canada)(b)(c)	1,020,667
15,370	Golar LNG Ltd. (Norway)	946,946
29,063	Green Plains, Inc.	1,089,572
10,913	Range Resources Corp.	824,914
13,479	Sasol Ltd. ADR (South Africa)	779,760
20,343	Southwestern Energy Co.(b)	825,519

		8,870,484

	Real Estate Investment Trusts - 0.5%
16,334	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	223,939

	Semiconductors & Semiconductor Equipment - 1.8%
23,944	Veeco Instruments, Inc.(b)	831,096

	Total Common Stocks and Other Equity Interests (Cost $38,706,937)	45,016,078

	Money Market Fund - 0.1%
35,059	Invesco Premier Portfolio – Institutional Class(d) (Cost $35,059)	35,059

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $38,741,996)-100.0%	45,051,137

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 15.7%
7,064,764	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $7,064,764)	7,064,764

	Total Investments (Cost $45,806,760)(f)-115.7%	52,115,901
	Other assets less liabilities-(15.7)%	(7,064,575)

	Net Assets-100.0%	$45,051,326

Schedule of Investments(a)

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$6,680,174	$(6,680,174)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $47,064,520. The net unrealized appreciation was $5,051,381, which consisted of aggregate gross unrealized appreciation of $8,528,958 and aggregate gross unrealized depreciation of $3,477,577.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Buyback Achievers™ Portfolio (PKW)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 33.8%
78,593	ANN, Inc.(b)	$2,888,293
54,715	AutoZone, Inc.(b)	28,289,296
65,918	Bally Technologies, Inc.(b)	3,966,286
133,320	bebe Stores, Inc.	374,629
338,953	Bed Bath & Beyond, Inc.(b)	21,452,335
26,932	Blyth, Inc.(c)	162,939
41,437	Bob Evans Farms, Inc.(c)	1,968,672
109,012	Brinker International, Inc.	4,888,098
90,116	Carter’s, Inc.	6,899,281
888,267	CBS Corp., Non Voting, Class B	50,480,214
36,652	Children’s Place, Inc. (The)	1,839,930
65,807	Dillard’s, Inc., Class A	7,845,511
842,917	DIRECTV(b)	72,533,008
347,111	Dollar Tree, Inc.(b)	18,907,136
89,824	Fossil Group, Inc.(b)	8,802,752
739,697	Gap, Inc. (The)	29,669,247
2,691,662	General Motors Co.	91,032,009
47,768	hhgregg, Inc.(b)(c)	339,630
1,753,198	Home Depot, Inc. (The)	141,746,058
76,871	Iconix Brand Group, Inc.(b)	3,246,262
414,557	International Game Technology	7,018,450
347,942	Kohl’s Corp.	18,628,815
136,468	Lear Corp.	12,851,192
766,756	Liberty Interactive Corp., Class A(b)	21,507,506
1,673,861	Lowe’s Cos., Inc.	80,094,249
604,938	Macy’s, Inc.	34,959,367
30,737	Marcus Corp. (The)	543,123
491,368	Marriott International, Inc., Class A	31,796,423
52,373	Martha Stewart Living Omnimedia, Inc., Class A(b)	236,202
80,505	Men’s Wearhouse, Inc. (The)	4,051,012
10,437	NACCO Industries, Inc., Class A	497,741
7,421	NVR, Inc.(b)	8,359,460
178,040	O’Reilly Automotive, Inc.(b)	26,706,000
34,210	Outerwall, Inc.(b)(c)	1,882,234
43,781	Panera Bread Co., Class A(b)	6,448,941
69,259	Papa John’s International, Inc.	2,887,408
88,612	Rent-A-Center, Inc.	2,121,371
271,723	Sally Beauty Holdings, Inc.(b)	7,051,212
159,688	Six Flags Entertainment Corp.	6,103,275
92,618	Smith & Wesson Holding Corp.(b)(c)	1,143,832
68,030	Sonic Automotive, Inc., Class A	1,654,490
18,200	Strayer Education, Inc.(b)(c)	943,124
467,612	Time Warner Cable, Inc.	67,850,501
185,899	TRW Automotive Holdings Corp.(b)	19,015,609
84,681	Tupperware Brands Corp.	6,163,083
635,847	Viacom, Inc., Class B	52,565,471
81,266	Visteon Corp.(b)	7,760,903
141,832	Wet Seal, Inc. (The), Class A(b)(c)	130,783
213,667	Wyndham Worldwide Corp.	16,142,542

		944,445,905

	Consumer Staples - 2.3%
421,988	Coca-Cola Enterprises, Inc.	19,179,355
164,661	Herbalife Ltd.(c)	8,628,236

22,683	Ingles Markets, Inc., Class A	$556,187
608,473	Lorillard, Inc.	36,800,447

		65,164,225

	Energy - 6.0%
590,257	Denbury Resources, Inc.	10,004,856
1,417,415	Halliburton Co.	97,787,461
484,431	Marathon Petroleum Corp.	40,440,300
217,054	Tesoro Corp.	13,357,503
172,183	Western Refining, Inc.	7,052,616

		168,642,736

	Financials - 10.8%
161,523	AllianceBernstein Holding LP (France)	4,222,211
728,395	Allstate Corp. (The)	42,574,688
449,736	American Capital Ltd.(b)	6,817,998
318,688	Ameriprise Financial, Inc.	38,115,085
109,864	Aspen Insurance Holdings Ltd.	4,395,659
267,485	Associated Banc-Corp.	4,793,331
120,244	Assurant, Inc.	7,618,660
301,483	Assured Guaranty Ltd.	6,729,101
37,781	Credit Acceptance Corp.(b)	4,296,644
782,579	Discover Financial Services	47,784,274
31,929	eHealth, Inc.(b)	660,930
77,385	Everest Re Group Ltd.	12,065,095
17,472	FBR & Co.(b)	488,517
14,411	First Citizens BancShares, Inc., Class A	3,204,286
157,824	First Commonwealth Financial Corp.	1,350,974
30,869	First Community Bancshares, Inc.	454,083
342,971	Fortress Investment Group LLC, Class A	2,483,110
195,705	Legg Mason, Inc.	9,286,202
168,775	LPL Financial Holdings, Inc.	8,013,437
77,929	Montpelier Re Holdings Ltd. (Bermuda)	2,301,243
38,369	MVC Capital, Inc.	475,392
520,565	People’s United Financial, Inc.	7,558,604
27,304	Piper Jaffray Cos.(b)	1,408,886
45,206	Platinum Underwriters Holdings Ltd.	2,649,072
68,057	RenaissanceRe Holdings Ltd.	6,656,655
709,582	SLM Corp.	6,286,897
722,405	State Street Corp.	50,886,208
88,377	United Financial Bancorp, Inc.	1,120,620
59,474	Universal Insurance Holdings, Inc.	717,256
432,028	Unum Group	14,831,521
16,236	World Acceptance Corp.(b)	1,316,415

		301,563,054

	Health Care - 11.0%
127,987	C.R. Bard, Inc.	19,099,500
29,437	Chemed Corp.(c)	2,998,158
35,130	Corvel Corp.(b)	1,415,036
177,059	Edwards Lifesciences Corp.(b)	15,979,575
147,862	HealthSouth Corp.	5,667,550
86,110	IDEXX Laboratories, Inc.(b)	10,718,973
142,326	Laboratory Corp. of America Holdings(b)	14,757,783
627,258	Mylan, Inc.(b)	30,967,727
125,582	Myriad Genetics, Inc.(b)(c)	4,533,510
166,202	Omnicare, Inc.	10,387,625
4,782,308	Pfizer, Inc.	137,252,240
31,973	PhotoMedex, Inc.(b)(c)	344,989
242,500	Quest Diagnostics, Inc.	14,816,750
477,035	St. Jude Medical, Inc.	31,097,912
22,817	SurModics, Inc.(b)	433,295
163,899	Tenet Healthcare Corp.(b)	8,648,950

		309,119,573

	Industrials - 7.2%
292,449	ADT Corp. (The)(c)	10,177,225
166,579	AECOM Technology Corp.(b)	5,655,357
13,237	American Science & Engineering, Inc.	831,284
91,989	Armstrong World Industries, Inc.(b)	4,478,024
42,349	Atlas Air Worldwide Holdings, Inc.(b)	1,449,183

Schedule of Investments(a)

185,101	Babcock & Wilcox Co. (The)	$5,745,535
249,121	C.H. Robinson Worldwide, Inc.	16,805,703
83,004	CBIZ, Inc.(b)	677,313
62,127	Dun & Bradstreet Corp. (The)	6,835,834
230,495	Flowserve Corp.	17,065,850
28,121	Franklin Covey Co.(b)	530,362
56,563	Kforce, Inc.	1,125,038
144,730	L-3 Communications Holdings, Inc.	15,190,861
359,399	Northrop Grumman Corp.	44,303,115
142,560	Oshkosh Corp.	6,589,123
79,285	PGT, Inc.(b)	734,179
53,576	Pike Corp.(b)	431,822
1,161,166	Southwest Airlines Co.	32,837,774
73,538	SPX Corp.	7,289,822
261,929	Stanley Black & Decker, Inc.	22,905,691

		201,659,095

	Information Technology - 16.6%
1,201,250	Activision Blizzard, Inc.	26,883,975
94,690	ADTRAN, Inc.	2,105,906
134,167	AOL, Inc.(b)	5,172,138
244,356	Computer Sciences Corp.	15,245,371
26,911	Comtech Telecommunications Corp.	909,592
170,312	Convergys Corp.	3,302,350
112,449	Conversant, Inc.(b)(c)	2,627,933
91,165	Dice Holdings, Inc.(b)	835,071
54,805	Digital River, Inc.(b)	783,163
70,696	DST Systems, Inc.	6,367,589
237,696	FLIR Systems, Inc.	7,910,523
31,587	Forrester Research, Inc.	1,221,785
120,533	Global Payments, Inc.	8,349,321
156,551	Harmonic, Inc.(b)	939,306
178,745	Harris Corp.	12,202,921
79,819	Higher One Holdings, Inc.(b)	333,643
129,655	IAC/InterActiveCorp.	8,712,816
272,116	Lam Research Corp.	19,048,120
852,946	Marvell Technology Group Ltd.	11,378,300
152,761	Monster Worldwide, Inc.(b)	992,946
426,655	Motorola Solutions, Inc.	27,169,390
101,098	NeuStar, Inc., Class A(b)(c)	2,816,590
936,471	NVIDIA Corp.	16,388,243
3,502,071	Oracle Corp.	141,448,648
85,025	Progress Software Corp.(b)	1,970,880
146,356	QLogic Corp.(b)	1,331,840
379,666	SanDisk Corp.	34,819,169
131,480	Silicon Image, Inc.(b)	656,085
65,721	Telenav, Inc.(b)	326,633
82,969	TeleTech Holdings, Inc.(b)	2,284,137
245,135	Vantiv, Inc., Class A(b)	8,035,525
220,621	Verisign, Inc.(b)	11,924,565
65,027	WebMD Health Corp.(b)(c)	3,240,295
904,511	Western Union Co. (The)	15,801,807
1,689,791	Yahoo!, Inc.(b)	60,511,416

		464,047,992

	Materials - 5.2%
124,855	Airgas, Inc.	13,349,497
133,508	Albemarle Corp.	8,189,381
233,985	Ball Corp.	14,333,921
87,400	CF Industries Holdings, Inc.	21,879,716
34,274	Clearwater Paper Corp.(b)	2,316,922
60,181	Cytec Industries, Inc.	6,069,254
548,731	Graphic Packaging Holding Co.(b)	6,584,772
232,051	PPG Industries, Inc.	46,029,636
121,779	Rockwood Holdings, Inc.	9,613,234
106,667	Silgan Holdings, Inc.	5,250,150
140,157	Valspar Corp. (The)	10,518,783

		144,135,266

	Telecommunication Services - 6.5%
4,014,110	AT&T, Inc.	$142,862,175
961,280	CenturyLink, Inc.	37,720,627
355,208	Vonage Holdings Corp.(b)	1,236,124

		181,818,926

	Utilities - 0.6%
710,586	Calpine Corp.(b)	15,661,315

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,548,657,079)	2,796,258,087

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
31,678,555	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $31,678,555)	31,678,555

	Total Investments (Cost $2,580,335,634)(f) -101.1%	2,827,936,642
	Other assets less liabilities-(1.1)%	(31,460,525)

	Net Assets-100.0%	$2,796,476,117

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$30,407,374	$(30,407,374)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,593,204,734. The net unrealized appreciation was $234,731,908, which consisted of aggregate gross unrealized appreciation of $287,685,126 and aggregate gross unrealized depreciation of $52,953,218.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dividend Achievers™ Portfolio (PFM)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 6.8%
4,616	Aaron’s, Inc.	$121,770
1,522	Cracker Barrel Old Country Store, Inc.	147,573
7,274	Family Dollar Stores, Inc.	543,732
9,816	Genuine Parts Co.	812,961
8,296	Hasbro, Inc.	414,468
3,182	John Wiley & Sons, Inc., Class A	191,206
8,861	Leggett & Platt, Inc.	290,641
64,672	Lowe’s Cos., Inc.	3,094,555
1,747	Matthews International Corp., Class A	75,977
63,164	McDonald’s Corp.	5,972,788
2,357	Meredith Corp.	108,233
44,770	NIKE, Inc., Class B	3,453,110
4,211	Polaris Industries, Inc.	621,291
13,574	Ross Stores, Inc.	874,166
40,497	Target Corp.	2,413,216
8,247	Tiffany & Co.	804,990
44,753	TJX Cos., Inc. (The)	2,384,887
27,500	VF Corp.	1,684,925

		24,010,489

	Consumer Staples - 22.4%
126,944	Altria Group, Inc.	5,153,926
1,802	Andersons, Inc. (The)	97,344
41,823	Archer-Daniels-Midland Co.	1,940,587
8,232	Brown-Forman Corp., Class B	713,303
9,408	Bunge Ltd.	741,727
2,460	Casey’s General Stores, Inc.	162,778
8,685	Church & Dwight Co., Inc.	557,403
8,217	Clorox Co. (The)	713,811
280,873	Coca-Cola Co. (The)	11,035,500
58,497	Colgate-Palmolive Co.	3,708,710
74,719	CVS Caremark Corp.	5,705,543
13,372	Flowers Foods, Inc.	255,272
39,269	General Mills, Inc.	1,969,340
16,870	Hormel Foods Corp.	763,536
6,626	J.M. Smucker Co. (The)	660,215
24,079	Kimberly-Clark Corp.	2,501,086
1,747	Lancaster Colony Corp.	152,601
7,561	McCormick & Co., Inc.	497,363
3,767	Nu Skin Enterprises, Inc., Class A	221,085
96,883	PepsiCo, Inc.	8,535,392
172,923	Procter & Gamble Co. (The)	13,370,406
37,357	Sysco Corp.	1,333,271
2,420	Tootsie Roll Industries, Inc.	63,719
1,484	Universal Corp.	77,064
6,375	Vector Group Ltd.	130,879
60,986	Walgreen Co.	4,194,007
185,100	Wal-Mart Stores, Inc.	13,619,658

		78,875,526

	Energy - 17.1%
4,733	Alliance Resource Partners LP	237,644
7,410	Buckeye Partners LP	594,949
1,476	CARBO Ceramics, Inc.	183,821
115,727	Chevron Corp.	14,956,557
78,456	ConocoPhillips	6,472,620

4,651	Energen Corp.	$379,661
59,879	Enterprise Products Partners LP	4,466,973
34,924	EOG Resources, Inc.	3,822,083
141,352	Exxon Mobil Corp.	13,985,367
5,665	Genesis Energy LP	297,356
6,911	Helmerich & Payne, Inc.	734,363
20,509	Kinder Morgan Energy Partners LP	1,661,639
14,511	Magellan Midstream Partners LP	1,163,637
11,467	Murphy Oil Corp.	712,445
50,204	Occidental Petroleum Corp.	4,905,433
13,284	ONEOK, Inc.	855,888
23,253	Plains All American Pipeline LP	1,333,559
13,289	Sunoco Logistics Partners LP	589,899
3,983	TC Pipelines LP	209,546
43,808	Williams Cos., Inc. (The)	2,480,847

		60,044,287

	Financials - 6.3%
1,555	1st Source Corp.	44,146
21,581	ACE Ltd.	2,160,258
29,022	Aflac, Inc.	1,733,774
4,750	American Equity Investment Life Holding Co.	105,165
6,887	Axis Capital Holdings Ltd.	297,174
982	BancFirst Corp.	59,804
5,091	Bank of the Ozarks, Inc.	156,650
9,265	Brown & Brown, Inc.	285,177
15,624	Chubb Corp. (The)	1,354,757
10,450	Cincinnati Financial Corp.	480,909
6,083	Commerce Bancshares, Inc.	274,100
2,600	Community Bank System, Inc.	91,598
1,113	Community Trust Bancorp, Inc.	38,944
3,893	Cullen/Frost Bankers, Inc.	303,537
7,689	Eaton Vance Corp.	270,115
2,956	Erie Indemnity Co., Class A	216,438
3,995	Essex Property Trust, Inc. REIT	757,332
4,299	Federal Realty Investment Trust REIT	524,908
40,112	Franklin Resources, Inc.	2,172,065
6,384	HCC Insurance Holdings, Inc.	298,005
29,281	HCP, Inc. REIT	1,216,040
19,631	Health Care REIT, Inc. REIT	1,249,121
736	Infinity Property & Casualty Corp.	47,663
17,395	McGraw-Hill Financial, Inc.	1,395,427
3,513	Mercury General Corp.	172,910
2,112	National Health Investors, Inc. REIT	126,276
7,872	National Retail Properties, Inc. REIT	280,007
16,650	Old Republic International Corp.	239,593
8,055	OMEGA Healthcare Investors, Inc. REIT	294,330
3,228	PartnerRe Ltd.	336,874
19,821	People’s United Financial, Inc.	287,801
4,456	Prosperity Bancshares, Inc.	259,027
14,151	Realty Income Corp. REIT	609,201
2,591	RenaissanceRe Holdings Ltd.	253,426
2,747	RLI Corp.	117,407
10,810	SEI Investments Co.	387,214
13,019	Senior Housing Properties Trust REIT	297,614
1,203	Southside Bancshares, Inc.	35,260
2,795	StanCorp Financial Group, Inc.	168,650
16,790	T. Rowe Price Group, Inc.	1,303,911
6,125	Tanger Factory Outlet Centers, Inc. REIT	212,231
949	Tompkins Financial Corp.	42,212
2,904	UMB Financial Corp.	164,454
4,414	United Bankshares, Inc.	141,601
826	Universal Health Realty Income Trust REIT	34,742
1,508	Urstadt Biddle Properties, Inc., Class A REIT	30,899
8,158	W.R. Berkley Corp.	363,928
1,681	Westamerica Bancorp.	80,385
527	Westwood Holdings Group, Inc.	28,358

Schedule of Investments(a)

6,349	WP Carey, Inc. REIT	$417,320

		22,218,738

	Health Care - 8.0%
95,981	Abbott Laboratories	4,042,720
12,347	Becton, Dickinson and Co.	1,435,215
4,873	C.R. Bard, Inc.	727,198
21,740	Cardinal Health, Inc.	1,557,671
140,057	Johnson & Johnson	14,018,305
63,841	Medtronic, Inc.	3,941,543
4,032	Owens & Minor, Inc.	133,419
24,226	Stryker Corp.	1,932,508
4,516	West Pharmaceutical Services, Inc.	184,027

		27,972,606

	Industrials - 14.2%
41,811	3M Co.	5,890,752
4,949	A.O. Smith Corp.	231,118
3,570	ABM Industries, Inc.	87,858
3,063	Brady Corp., Class A	80,097
9,485	C.H. Robinson Worldwide, Inc.	639,858
4,095	Carlisle Cos., Inc.	327,682
39,972	Caterpillar, Inc.	4,027,179
7,681	Cintas Corp.	480,831
3,222	CLARCOR, Inc.	191,097
23,248	Deere & Co.	1,978,637
9,278	Donaldson Co., Inc.	359,894
10,639	Dover Corp.	912,401
44,845	Emerson Electric Co.	2,854,384
12,613	Expeditors International of Washington, Inc.	544,629
18,957	Fastenal Co.	840,743
18,885	FedEx Corp.	2,773,829
3,048	Franklin Electric Co., Inc.	111,709
21,910	General Dynamics Corp.	2,558,431
1,678	Gorman-Rupp Co. (The)	48,628
3,874	Graco, Inc.	287,257
4,490	Healthcare Services Group, Inc.	117,369
26,366	Illinois Tool Works, Inc.	2,171,767
5,860	ITT Corp.	269,384
5,140	Lincoln Electric Holdings, Inc.	341,502
822	Lindsay Corp.	66,541
20,282	Lockheed Martin Corp.	3,386,486
1,653	McGrath RentCorp	57,111
2,387	MSA Safety, Inc.	123,599
3,106	MSC Industrial Direct Co., Inc., Class A	264,911
4,112	Nordson Corp.	309,099
19,788	Norfolk Southern Corp.	2,011,648
13,684	Northrop Grumman Corp.	1,686,827
9,518	Parker Hannifin Corp.	1,094,094
12,370	Pentair PLC (United Kingdom)	792,546
2,328	Raven Industries, Inc.	64,881
22,773	Republic Services, Inc.	863,780
9,332	Rollins, Inc.	264,189
6,377	Roper Industries, Inc.	918,734
9,973	Stanley Black & Decker, Inc.	872,139
1,177	Tennant Co.	85,862
3,604	Toro Co. (The)	213,825
58,583	United Technologies Corp.	6,160,002
1,718	Valmont Industries, Inc.	250,192
4,373	W.W. Grainger, Inc.	1,028,311
29,739	Waste Management, Inc.	1,334,984

		49,976,797

	Information Technology - 11.6%
20,075	Analog Devices, Inc.	996,322
30,809	Automatic Data Processing, Inc.	2,505,080
923	Badger Meter, Inc.	46,058
737	Cass Information Systems, Inc.	33,261
4,128	Diebold, Inc.	155,543
2,706	FactSet Research Systems, Inc.	325,072

6,806	Harris Corp.	$464,646
318,117	Intel Corp.	10,780,985
64,683	International Business Machines Corp.	12,397,790
5,403	Jack Henry & Associates, Inc.	315,265
15,117	Linear Technology Corp.	667,189
18,067	Maxim Integrated Products, Inc.	529,544
220	Mesa Laboratories, Inc.	16,823
12,800	Microchip Technology, Inc.	576,256
107,863	QUALCOMM, Inc.	7,949,503
68,976	Texas Instruments, Inc.	3,190,140

		40,949,477

	Materials - 5.2%
13,565	Air Products & Chemicals, Inc.	1,789,902
4,748	Airgas, Inc.	507,656
5,083	Albemarle Corp.	311,791
4,183	AptarGroup, Inc.	255,581
6,445	Bemis Co., Inc.	251,419
19,184	Ecolab, Inc.	2,082,040
3,201	H.B. Fuller Co.	142,925
5,195	International Flavors & Fragrances, Inc.	524,643
33,497	Monsanto Co.	3,788,176
20,351	Nucor Corp.	1,022,027
8,835	PPG Industries, Inc.	1,752,511
18,720	Praxair, Inc.	2,398,781
4,137	Royal Gold, Inc.	312,633
8,515	RPM International, Inc.	376,193
6,368	Sherwin-Williams Co. (The)	1,313,273
7,595	Sigma-Aldrich Corp.	762,690
6,522	Sonoco Products Co.	255,271
1,429	Stepan Co.	68,763
5,407	Valspar Corp. (The)	405,795

		18,322,070

	Telecommunication Services - 3.4%
331,665	AT&T, Inc.	11,803,957
1,017	Atlantic Tele-Network, Inc.	59,505
6,491	Telephone & Data Systems, Inc.	162,275

		12,025,737

	Utilities - 5.0%
7,621	AGL Resources, Inc.	393,548
7,089	Alliant Energy Corp.	400,529
2,478	American States Water Co.	75,703
11,315	Aqua America, Inc.	269,071
6,402	Atmos Energy Corp.	309,345
3,845	Avista Corp.	119,310
2,852	Black Hills Corp.	150,329
3,055	California Water Service Group	69,562
620	Chesapeake Utilities Corp.	40,356
708	Connecticut Water Service, Inc.	22,578
18,717	Consolidated Edison, Inc.	1,049,837
37,167	Dominion Resources, Inc.	2,513,976
2,670	Laclede Group, Inc. (The)	125,437
12,247	MDU Resources Group, Inc.	385,903
2,215	MGE Energy, Inc.	83,328
5,369	National Fuel Gas Co.	369,978
2,693	New Jersey Resources Corp.	137,558
27,870	NextEra Energy, Inc.	2,616,714
20,193	Northeast Utilities	886,473
1,734	Northwest Natural Gas Co.	74,944
4,981	Piedmont Natural Gas Co., Inc.	172,791
40,371	PPL Corp.	1,331,839
11,193	Questar Corp.	248,932
9,048	SCANA Corp.	460,362
2,108	South Jersey Industries, Inc.	112,926
56,927	Southern Co. (The)	2,464,370
7,354	UGI Corp.	356,963
5,270	Vectren Corp.	200,734
8,237	Westar Energy, Inc.	296,861

Schedule of Investments(a)

3,317	WGL Holdings, Inc.	$129,297
14,412	Wisconsin Energy Corp.	628,075
32,078	Xcel Energy, Inc.	988,002

		17,485,631

	Total Investments (Cost $277,879,934)(b)-100.0%	351,881,358
	Other assets less liabilities-0.0%	159,972

	Net Assets-100.0%	$352,041,330

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $280,515,495. The net unrealized appreciation was $71,365,863, which consisted of aggregate gross unrealized appreciation of $75,411,737 and aggregate gross unrealized depreciation of $4,045,874.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks - 100.2%
	Banks - 64.1%
549,508	Bank of America Corp., 6.20%, Series D(b)	$13,748,690
75,425	Bank of America Corp., 6.38%, Series 3	1,890,905
17,129	Bank of America Corp., 7.25%, Series L	19,783,995
731,009	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	18,538,388
809,466	Barclays Bank PLC, 7.10%, Series 3 (United Kingdom)	20,770,898
597,129	Barclays Bank PLC, 7.75%, Series 4 (United Kingdom)	15,388,014
2,300,106	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(b)	59,319,734
117,058	BB&T Corp., 5.20%, Series G	2,590,494
1,683,709	BB&T Corp., 5.63%, Series E	39,668,184
384,573	BB&T Corp., 5.85%	9,468,187
675,916	Citigroup, Inc., 5.80%, Series C(b)	15,944,858
1,019,731	Citigroup, Inc., 6.88%, Series K	27,400,172
794,524	Citigroup, Inc., 7.13%, Series J	21,698,451
370,500	Fifth Third Bancorp, 6.63%, Series I	9,970,155
285,735	First Niagara Financial Group, Inc., 8.63%, Series B	8,272,028
476,926	HSBC Finance Corp., 6.36%, Series B (United Kingdom)	11,985,150
4,067,456	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	110,106,034
1,808,550	HSBC Holdings PLC, 8.13% (United Kingdom)	47,148,899
820,391	JPMorgan Chase & Co., 5.45%, Series P	18,401,370
1,219,674	JPMorgan Chase & Co., 5.50%, Series O(b)	27,528,042
95,402	JPMorgan Chase & Co., 6.30%, Series W	2,367,878
532,686	JPMorgan Chase & Co., 6.70%, Series T(b)	13,572,839
1,592,371	PNC Financial Services Group, Inc. (The), 6.13%, Series P	43,360,262
429,415	Regions Financial Corp., 6.38%, Series A(b)	10,636,610
398,949	Regions Financial Corp., 6.38%, Series B	10,153,252
420,764	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	9,786,971
71,742	Royal Bank of Scotland Group PLC, 6.13%, Series R (United Kingdom)	1,695,981
508,013	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)(b)	12,359,956
163,841	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	4,009,189
441,107	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	10,820,355
308,552	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	7,686,030
1,295,979	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	32,619,791
701,182	Santander Finance Preferred SAU, 10.50%, Series 10 (Spain)	17,964,283
432,429	SunTrust Banks, Inc., 5.88%, Series E	10,226,946
798,068	U.S. Bancorp, 5.15%, Series H	17,892,685
563,381	U.S. Bancorp, 6.00%, Series G	15,397,203
1,000,761	U.S. Bancorp, 6.50%, Series F	28,381,582

50,070	Wells Fargo & Co., 5.13%, Series O(b)	$1,133,084
965,241	Wells Fargo & Co., 5.20%	21,843,404
424,460	Wells Fargo & Co., 5.25%, Series P	9,826,249
1,294,292	Wells Fargo & Co., 5.85%	33,133,875
294,055	Wells Fargo & Co., 6.00%, Series T(c)	7,239,634
161,877	Wells Fargo & Co., 6.63%	4,462,949
17,140	Wells Fargo & Co., 7.50%, Series L	20,739,400
1,709,671	Wells Fargo & Co., 8.00%, Series J	50,093,360

		897,026,416

	Capital Markets - 12.2%
485,225	Bank of New York Mellon Corp. (The), 5.20%	11,237,811
404,438	Charles Schwab Corp. (The), 6.00%, Series B	10,248,459
812,986	Goldman Sachs Group, Inc. (The), 5.50%, Series J	19,479,144
950,187	Goldman Sachs Group, Inc. (The), 5.95%(b)	22,890,005
583,664	Goldman Sachs Group, Inc. (The), 6.20%, Series B	14,398,991
357,935	Goldman Sachs Group, Inc. (The), 6.38%, Series K	9,159,557
336,613	Morgan Stanley, 6.63%, Series G	8,512,943
743,277	Morgan Stanley, 6.88%	19,778,601
796,630	Morgan Stanley, 7.13%, Series E	21,955,123
265,000	Northern Trust Corp., 5.85%, Series C(c)	6,525,625
535,426	State Street Corp., 5.25%, Series C(b)	12,320,152
548,467	State Street Corp., 5.90%, Series D	14,133,994

		170,640,405

	Consumer Finance - 5.0%
806,447	Ally Financial, Inc., 8.50%, Series A	21,878,907
766,232	Capital One Financial Corp., 6.00%, Series B(b)	18,550,477
341,040	Capital One Financial Corp., 6.25%, Series C(c)	8,331,607
478,098	Discover Financial Services, 6.50%, Series B	12,153,251
382,712	HSBC USA, Inc., 6.50%, Series H (United Kingdom)	9,659,651

		70,573,893

	Diversified Financial Services - 8.4%
668,815	ING Groep NV, 6.13% (Netherlands)	16,921,019
156,138	ING Groep NV, 6.20% (Netherlands)(b)	3,951,853
1,301,402	ING Groep NV, 6.38% (Netherlands)	33,029,583
2,229,838	ING Groep NV, 7.38% (Netherlands)	57,128,450
270,619	KKR Financial Holdings LLC, 7.38%, Series A	6,927,846

		117,958,751

	Insurance - 10.5%
682,237	Aegon NV, 6.38% (Netherlands)	17,390,221
235,281	Aegon NV, 6.50% (Netherlands)	5,959,668
298,350	Allstate Corp. (The), 5.63%	7,297,641
95,760	Allstate Corp. (The), 6.25%, Series F(c)	2,427,516
595,931	Allstate Corp. (The), 6.63%, Series E	15,446,531
270,641	Allstate Corp. (The), 6.75%, Series C	7,158,454
283,736	Arch Capital Group Ltd., 6.75%, Series C	7,660,872
247,690	Aspen Insurance Holdings Ltd., 5.95%	6,162,527
337,951	Axis Capital Holdings Ltd., 6.88%, Series C	8,752,931
1,217,981	MetLife, Inc., 6.50%, Series B	31,082,875
93,427	PartnerRe Ltd., 5.88%, Series F	2,248,788
423,330	PartnerRe Ltd., 7.25%, Series E	11,226,712
250,091	Principal Financial Group, Inc., 6.52%, Series B	6,349,810
293,842	Prudential PLC, 6.50% (United Kingdom)	7,443,018
176,379	Prudential PLC, 6.75% (United Kingdom)	4,495,901

Schedule of Investments(a)

240,883	RenaissanceRe Holdings Ltd., 5.38%, Series E	$5,487,315

		146,590,780

	Total Preferred (Cost $1,322,779,537)	1,402,790,245

	Money Market Fund - 0.0%
40,489	Invesco Premier Portfolio – Institutional Class(d) (Cost $40,489)	40,489

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,322,820,026)-100.2%	1,402,830,734

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.4%
19,368,005	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $19,368,005)	19,368,005

	Total Investments (Cost $1,342,188,031)(f)-101.6%	1,422,198,739
	Other assets less liabilities-(1.6)%	(22,516,764)

	Net Assets-100.0%	$1,399,681,975

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2014.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$18,755,516	$(18,755,516)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,352,490,106. The net unrealized appreciation was $69,708,633, which consisted of aggregate gross unrealized appreciation of $105,777,458 and aggregate gross unrealized depreciation of $36,068,825.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	27.4%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares High Yield Equity Dividend Achievers™ Portfolio (PEY)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 1.9%
47,418	Lockheed Martin Corp.	$7,917,383

	Banks - 6.1%
217,487	Community Bank System, Inc.	7,662,067
339,076	United Bankshares, Inc.	10,877,558
155,571	Westamerica Bancorp.(b)	7,439,405

		25,979,030

	Beverages - 1.6%
169,028	Coca-Cola Co. (The)	6,641,110

	Commercial Services & Supplies - 7.0%
260,144	Brady Corp., Class A	6,802,766
202,889	McGrath RentCorp	7,009,815
200,111	Republic Services, Inc.	7,590,210
181,929	Waste Management, Inc.	8,166,793

		29,569,584

	Containers & Packaging - 1.6%
173,091	Sonoco Products Co.	6,774,782

	Diversified Telecommunication Services - 3.0%
357,405	AT&T, Inc.	12,720,044

	Electric Utilities - 6.6%
269,277	PPL Corp.	8,883,448
240,130	Southern Co. (The)	10,395,228
236,965	Westar Energy, Inc.	8,540,218

		27,818,894

	Food & Staples Retailing - 1.7%
199,968	Sysco Corp.	7,136,858

	Food Products - 1.5%
126,918	General Mills, Inc.	6,364,938

	Gas Utilities - 9.8%
151,467	AGL Resources, Inc.	7,821,756
178,467	Laclede Group, Inc. (The)	8,384,380
201,274	Northwest Natural Gas Co.	8,699,062
219,361	Piedmont Natural Gas Co., Inc.	7,609,633
232,402	WGL Holdings, Inc.	9,059,030

		41,573,861

	Hotels, Restaurants & Leisure - 3.4%
73,311	Cracker Barrel Old Country Store, Inc.	7,108,235
76,847	McDonald’s Corp.	7,266,652

		14,374,887

	Household Durables - 2.0%
255,533	Leggett & Platt, Inc.	8,381,482

	Household Products - 5.0%
87,362	Clorox Co. (The)	7,589,137
64,005	Kimberly-Clark Corp.	6,648,199

92,667	Procter & Gamble Co. (The)	$7,165,013

		21,402,349

	Insurance - 8.4%
173,504	Cincinnati Financial Corp.	7,984,654
105,761	Erie Indemnity Co., Class A	7,743,820
272,835	Mercury General Corp.	13,428,939
458,373	Old Republic International Corp.	6,595,988

		35,753,401

	Leisure Products - 1.6%
139,653	Hasbro, Inc.	6,977,064

	Media - 2.2%
205,338	Meredith Corp.	9,429,121

	Metals & Mining - 1.7%
142,163	Nucor Corp.	7,139,426

	Multi-Utilities - 8.4%
285,481	Avista Corp.	8,858,475
184,965	Consolidated Edison, Inc.	10,374,687
170,212	SCANA Corp.	8,660,387
202,822	Vectren Corp.	7,725,490

		35,619,039

	Oil, Gas & Consumable Fuels - 6.3%
66,693	Chevron Corp.	8,619,403
106,707	ConocoPhillips	8,803,327
168,193	Williams Cos., Inc. (The)	9,524,770

		26,947,500

	Pharmaceuticals - 1.5%
64,322	Johnson & Johnson	6,437,989

	Semiconductors & Semiconductor Equipment - 5.5%
297,915	Intel Corp.	10,096,339
219,040	Maxim Integrated Products, Inc.	6,420,062
154,732	Microchip Technology, Inc.(b)	6,966,035

		23,482,436

	Technology Hardware, Storage & Peripherals - 1.8%
201,722	Diebold, Inc.	7,600,885

	Thrifts & Mortgage Finance - 2.7%
780,690	People’s United Financial, Inc.(b)	11,335,619

	Tobacco - 8.7%
268,917	Altria Group, Inc.	10,918,030
174,038	Universal Corp.(b)	9,037,793
821,501	Vector Group Ltd.(b)	16,865,416

		36,821,239

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $388,787,883)-100.0%	424,198,921

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.5%
19,058,423	Invesco Liquid Assets Portfolio - Institutional Class(c)(d) (Cost $19,058,423)	19,058,423

Schedule of Investments(a)

Total Investments (Cost $407,846,306)(e)-104.5%	$443,257,344
Other assets less liabilities-(4.5)%	(19,070,436)

Net Assets-100.0%	$424,186,908

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

	Gross Amount of Securities	Cash Collateral Received for
Counterparty	on Loan at Value	Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$18,603,536	$(18,603,536)	$—

*	Amount does not include excess collateral received, if any.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $410,105,233. The net unrealized appreciation was $33,152,111, which consisted of aggregate gross unrealized appreciation of $39,424,966 and aggregate gross unrealized depreciation of $6,272,855.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™ Portfolio (PID)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 2.0%
350,972	BHP Billiton Ltd. ADR(a)	$24,950,599

	Bermuda - 6.9%
332,751	Montpelier Re Holdings Ltd.	9,826,137
944,190	Teekay LNG Partners LP(a)	40,449,100
1,133,379	Teekay Offshore Partners LP(a)	38,500,885

		88,776,122

	Brazil - 0.5%
144,512	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	6,968,369

	Canada - 20.6%
719,458	BCE, Inc.	32,577,058
157,253	Canadian National Railway Co.	10,510,790
263,361	Canadian Natural Resources Ltd.	11,482,540
32,176	Canadian Pacific Railway Ltd.	6,111,831
378,157	Enbridge, Inc.	18,522,130
189,820	Franco-Nevada Corp.	10,734,321
676,522	Ritchie Bros. Auctioneers, Inc.(a)	16,385,363
691,490	Rogers Communications, Inc., Class B(a)	26,995,770
1,073,112	Shaw Communications, Inc., Class B(a)	26,301,975
270,615	Suncor Energy, Inc.	11,114,158
634,027	TELUS Corp.	22,127,542
745,944	Thomson Reuters Corp.	28,204,143
251,685	Tim Hortons, Inc.(a)	14,061,641
544,693	TransCanada Corp.	27,327,248

		262,456,510

	China - 6.6%
601,348	China Mobile Ltd. ADR(a)	32,767,452
528,942	China Petroleum & Chemical Corp. ADR	51,645,897

		84,413,349

	Colombia - 1.7%
346,890	Bancolombia SA ADR	21,649,405

	Denmark - 1.1%
318,281	Novo Nordisk A/S ADR	14,656,840

	France - 1.9%
460,644	Sanofi ADR	24,077,862

	Germany - 0.9%
330,072	Fresenius Medical Care AG & Co. KGaA ADR(a)	11,423,792

	India - 1.2%
204,464	Axis Bank Ltd. GDR	6,557,160
93,377	HDFC Bank Ltd. ADR	4,426,070
83,627	Infosys Ltd. ADR	4,584,432

		15,567,662

	Ireland - 0.3%
13,628	Shire PLC ADR	$3,359,302

	Israel - 1.5%
361,140	Teva Pharmaceutical Industries Ltd. ADR	19,320,990

	Japan - 1.8%
301,155	Nippon Telegraph & Telephone Corp. ADR	10,016,415
736,004	NTT DOCOMO, Inc. ADR	12,902,150

		22,918,565

	Jersey - 0.4%
62,686	Randgold Resources Ltd. ADR	5,399,772

	Mexico - 2.1%
632,300	America Movil SAB de CV, Series L ADR	14,903,311
113,984	Coca-Cola Femsa SAB de CV ADR(a)	12,165,512

		27,068,823

	Netherlands - 1.7%
538,723	Unilever NV	22,157,677

	Norway - 1.9%
855,895	Statoil ASA ADR(a)	24,341,654

	Russia - 3.4%
330,403	LUKOIL OAO ADR	18,519,088
3,917,751	Rosneft Oil Co. GDR	24,270,468

		42,789,556

	Switzerland - 3.0%
233,161	Novartis AG ADR	20,271,017
261,394	Syngenta AG ADR	18,543,291

		38,814,308

	United Kingdom - 19.4%
90,678	ARM Holdings PLC ADR	3,877,391
412,016	BHP Billiton PLC ADR(a)	28,083,011
219,250	British American Tobacco PLC ADR	25,739,950
132,201	Diageo PLC ADR	15,893,204
596,174	GlaxoSmithKline PLC ADR(a)	28,836,936
1,392,816	Pearson PLC ADR(a)	26,755,995
122,999	Pentair PLC	7,880,546
352,100	Prudential PLC ADR(a)	16,189,558
121,863	Smith & Nephew PLC ADR(a)	10,488,749
501,995	Unilever PLC ADR(a)	21,701,244
1,453,945	Vodafone Group PLC ADR	48,300,053
135,388	WPP PLC ADR	13,469,752

		247,216,389

	United States - 21.1%
192,121	Accenture PLC, Class A	15,231,353
145,257	ACE Ltd.	14,540,226
324,856	Allied World Assurance Co. Holdings AG	11,698,065
336,938	Axis Capital Holdings Ltd.	14,538,875
745,490	Brookfield Infrastructure Partners LP(a)	29,558,678
136,167	Bunge Ltd.	10,735,406
43,981	Core Laboratories NV	6,440,138
156,405	Covidien PLC	13,530,597
100,056	Imperial Oil Ltd.	5,136,875
295,565	Lazard Ltd., Class A	15,458,049
1,829,536	Maiden Holdings Ltd.	21,003,073
2,758,950	Navios Maritime Partners LP(a)	54,213,367
155,732	PartnerRe Ltd.	16,252,192
13,992	Perrigo Co. PLC	2,105,096
71,357	RenaissanceRe Holdings Ltd.	6,979,428

Schedule of Investments

849,123	Textainer Group Holdings Ltd.(a)	$31,052,428

		268,473,846

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,128,600,953)-100.0%	1,276,801,392

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 12.6%
161,024,675	Invesco Liquid Assets Portfolio - Institutional Class(b)(c) (Cost $161,024,675)	161,024,675

	Total Investments (Cost $1,289,625,628)(d)-112.6%	1,437,826,067
	Other assets less liabilities-(12.6)%	(160,978,757)

	Net Assets-100.0%	$1,276,847,310

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2014.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

	Gross Amount of Securities	Cash Collateral Received for
Counterparty	on Loan at Value	Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$156,000,828	$(156,000,828)	$—

*	Amount does not include excess collateral received, if any.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,305,137,149. The net unrealized appreciation was $132,688,918, which consisted of aggregate gross unrealized appreciation of $165,336,749 and aggregate gross unrealized depreciation of $32,647,831.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 73.2%
276,718	Acorda Therapeutics, Inc.(b)	$8,099,536
100,292	Alexion Pharmaceuticals, Inc.(b)	15,945,425
143,810	Amgen, Inc.	18,319,956
1,479,426	Arena Pharmaceuticals, Inc.(b)(c)	6,849,742
52,229	Biogen Idec, Inc.(b)	17,464,855
136,614	Cubist Pharmaceuticals, Inc.(b)	8,319,793
419,478	Emergent Biosolutions, Inc.(b)	9,228,516
205,400	Gilead Sciences, Inc.(b)	18,804,370
1,451,112	Idenix Pharmaceuticals, Inc.(b)(c)	35,436,155
352,109	Insys Therapeutics, Inc.(b)(c)	9,517,506
229,644	InterMune, Inc.(b)	10,074,482
431,412	Intrexon Corp.(b)(c)	9,529,891
311,379	Isis Pharmaceuticals, Inc.(b)(c)	9,649,635
124,928	Medivation, Inc.(b)	9,273,406
274,382	Myriad Genetics, Inc.(b)(c)	9,905,190
1,055,507	OPKO Health, Inc.(b)(c)	9,309,572
971,021	PDL BioPharma, Inc.(c)	9,108,177
102,425	Pharmacyclics, Inc.(b)	12,336,067
54,341	Regeneron Pharmaceuticals, Inc.(b)	17,183,711
692,426	Sangamo BioSciences, Inc.(b)	8,226,021
272,655	Seattle Genetics, Inc.(b)	9,597,456
95,032	United Therapeutics Corp.(b)	8,642,210

		270,821,672

	Health Care Supplies - 2.9%
240,764	Neogen Corp.(b)	10,511,756

	Life Sciences Tools & Services - 17.1%
434,295	Bruker Corp.(b)	9,871,525
105,406	Illumina, Inc.(b)	16,855,474
535,519	Luminex Corp.(b)	9,746,446
103,638	Techne Corp.	9,671,498
166,540	Waters Corp.(b)	17,226,898

		63,371,841

	Pharmaceuticals - 2.2%
775,658	Nektar Therapeutics(b)	8,183,192

	Specialty Chemicals - 4.6%
169,295	Sigma-Aldrich Corp.	17,000,604

	Total Common Stocks (Cost $315,611,627)	369,889,065

	Money Market Fund - 0.1%
195,581	Invesco Premier Portfolio – Institutional Class(d) (Cost $195,581)	195,581

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $315,807,208)-100.1%	370,084,646

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 20.9%
77,311,668	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $77,311,668)	$77,311,668

	Total Investments (Cost $393,118,876)(f)-121.0%	447,396,314
	Other assets less liabilities-(21.0)%	(77,483,178)

	Net Assets-100.0%	$369,913,136

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$73,569,160	$(73,569,160)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $394,368,817. The net unrealized appreciation was $53,027,497, which consisted of aggregate gross unrealized appreciation of $69,044,293 and aggregate gross unrealized depreciation of $16,016,796.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Products - 7.9%
157,758	AAON, Inc.	$3,095,212
184,345	Quanex Building Products Corp.	3,150,456
67,587	Universal Forest Products, Inc.	2,958,959

		9,204,627

	Construction & Engineering - 27.0%
102,095	AECOM Technology Corp.(b)	3,466,125
136,894	Aegion Corp.(b)	3,136,242
73,705	EMCOR Group, Inc.	3,016,746
80,125	Fluor Corp.	5,838,709
135,090	KBR, Inc.	2,790,959
177,196	Quanta Services, Inc.(b)	5,934,294
107,128	Tutor Perini Corp.(b)	2,917,095
72,919	URS Corp.	4,176,071

		31,276,241

	Construction Machinery & Heavy Trucks - 5.0%
60,709	Oshkosh Corp.	2,805,970
85,318	Terex Corp.	2,944,324

		5,750,294

	Construction Materials - 10.6%
253,777	Headwaters, Inc.(b)	2,712,876
26,721	Martin Marietta Materials, Inc.	3,319,550
98,668	Vulcan Materials Co.	6,228,911

		12,261,337

	Diversified Real Estate Activities - 2.7%
139,394	St. Joe Co. (The)(b)	3,183,759

	Environmental & Facilities Services - 2.6%
123,312	Tetra Tech, Inc.	2,994,015

	Forest Products - 8.6%
125,433	Boise Cascade Co.(b)	3,530,939
53,564	Deltic Timber Corp.	3,272,761
231,080	Louisiana-Pacific Corp.(b)	3,128,823

		9,932,523

	Home Furnishings - 4.8%
44,343	Mohawk Industries, Inc.(b)	5,532,676

	Home Improvement Retail - 10.5%
74,981	Home Depot, Inc. (The)	6,062,214
127,778	Lowe’s Cos., Inc.	6,114,177

		12,176,391

	Homebuilding - 7.5%
2,946	NVR, Inc.(b)	3,318,551
307,555	PulteGroup, Inc.	5,428,346

		8,746,897

	Industrial Machinery - 10.5%
39,026	Hyster-Yale Materials Handling, Inc.	3,125,983
100,565	Ingersoll-Rand PLC	5,912,216
21,177	Valmont Industries, Inc.	3,084,006

		12,122,205

	Oil & Gas Equipment & Services - 2.3%
100,501	Matrix Service Co.(b)	2,698,452

	Total Common Stocks (Cost $117,536,267)	115,879,417

	Money Market Fund - 0.1%
96,007	Invesco Premier Portfolio – Institutional Class(c) (Cost $96,007)	$96,007

	Total Investments (Cost $117,632,274)(d)-100.1%	115,975,424
	Other assets less liabilities-(0.1)%	(106,932)

	Net Assets-100.0%	$115,868,492

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $118,339,032. The net unrealized depreciation was $2,363,608, which consisted of aggregate gross unrealized appreciation of $5,657,978 and aggregate gross unrealized depreciation of $8,021,586.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Oil & Gas Exploration & Production - 72.3%
78,447	Apache Corp.	$8,053,369
69,419	Carrizo Oil & Gas, Inc.(b)	4,263,021
269,196	Chesapeake Energy Corp.	7,098,699
30,890	Cimarex Energy Co.	4,294,328
32,016	Clayton Williams Energy, Inc.(b)	3,406,823
91,479	ConocoPhillips	7,547,017
69,119	EOG Resources, Inc.	7,564,383
198,845	EP Energy Corp., Class A(b)	3,976,900
37,321	EQT Corp.	3,501,456
144,157	Laredo Petroleum, Inc.(b)	3,912,421
199,478	Marathon Oil Corp.	7,729,772
109,343	Newfield Exploration Co.(b)	4,406,523
124,885	QEP Resources, Inc.	4,127,449
147,735	RSP Permian, Inc.(b)	4,365,569
598,025	SandRidge Energy, Inc.(b)	3,564,229
52,617	SM Energy Co.	4,132,539
160,828	Southwestern Energy Co.(b)	6,526,400
89,859	Stone Energy Corp.(b)	3,419,135
147,625	Ultra Petroleum Corp.(b)	3,383,565
271,904	W&T Offshore, Inc.	3,646,233
55,516	Whiting Petroleum Corp.(b)	4,912,611

		103,832,442

	Oil & Gas Refining & Marketing - 27.8%
204,870	Alon USA Partners LP (Israel)	3,601,615
88,234	CVR Energy, Inc.	4,154,057
149,004	CVR Refining LP	3,823,443
80,991	HollyFrontier Corp.	3,807,387
143,020	Northern Tier Energy LP	3,569,779
125,002	PBF Energy, Inc., Class A	3,387,554
86,247	Phillips 66	6,995,494
130,470	Valero Energy Corp.	6,627,876
97,241	Western Refining, Inc.	3,982,991

		39,950,196

	Total Investments (Cost $135,467,265)(c)-100.1%	143,782,638
	Other assets less liabilities-(0.1)%	(92,723)

	Net Assets-100.0%	$143,689,915

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $137,466,459. The net unrealized appreciation was $6,316,179, which consisted of aggregate gross unrealized appreciation of $11,168,529 and aggregate gross unrealized depreciation of $4,852,350.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 8.1%
350,801	Archer-Daniels-Midland Co.	$16,277,166
110,658	Bunge Ltd.	8,724,277

		25,001,443

	Brewers - 2.9%
130,820	Molson Coors Brewing Co., Class B	8,834,275

	Distillers & Vintners - 7.5%
170,122	Brown-Forman Corp., Class B	14,741,071
102,210	Constellation Brands, Inc., Class A(b)	8,510,005

		23,251,076

	Food Distributors - 7.8%
168,805	Andersons, Inc. (The)	9,118,846
420,061	Sysco Corp.	14,991,977

		24,110,823

	Food Retail - 8.0%
330,221	Kroger Co. (The)	16,174,224
250,406	Safeway, Inc.	8,628,991

		24,803,215

	Packaged Foods & Meats - 47.1%
944,949	Adecoagro S.A. (Argentina)(b)	9,411,692
123,266	Cal-Maine Foods, Inc.	8,776,539
269,144	Diamond Foods, Inc.(b)	7,229,208
286,998	General Mills, Inc.	14,392,950
94,785	Hain Celestial Group, Inc. (The)(b)	8,104,117
228,543	Kellogg Co.	13,673,728
76,243	Keurig Green Mountain, Inc.	9,094,265
96,306	Lancaster Colony Corp.	8,412,329
419,054	Mondelez International, Inc., Class A	15,085,944
338,013	Pilgrim’s Pride Corp. (Brazil)(b)	9,450,843
274,643	Pinnacle Foods, Inc.	8,274,994
92,952	Sanderson Farms, Inc.	8,466,998
3,190	Seaboard Corp.(b)	9,097,880
202,524	Tyson Foods, Inc., Class A	7,535,918
273,075	WhiteWave Foods Co. (The)(b)	8,134,904

		145,142,309

	Restaurants - 2.9%
334,722	Burger King Worldwide, Inc.	8,829,966

	Soft Drinks - 15.7%
114,257	Coca-Cola Bottling Co. Consolidated	7,977,424
385,355	Coca-Cola Co. (The)	15,140,598
188,413	Coca-Cola Enterprises, Inc.	8,563,371
149,031	Dr Pepper Snapple Group, Inc.	8,757,062
123,940	Monster Beverage Corp.(b)	7,927,202

		48,365,657

	Total Common Stocks (Cost $302,332,548)	308,338,764

	Money Market Fund - 0.0%
38,917	Invesco Premier Portfolio – Institutional Class(c) (Cost $38,917)	38,917

	Total Investments (Cost $302,371,465)(d)-100.0%	308,377,681
	Other assets less liabilities-(0.0)%	(139,616)

	Net Assets-100.0%	$308,238,065

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $302,815,262. The net unrealized appreciation was $5,562,419, which consisted of aggregate gross unrealized appreciation of $17,789,752 and aggregate gross unrealized depreciation of $12,227,333.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Broadcasting - 2.9%
57,068	Scripps Networks Interactive, Inc., Class A	$4,702,974

	Cable & Satellite - 2.5%
142,597	Starz, Class A(b)	4,065,441

	Casinos & Gaming - 4.8%
104,544	Las Vegas Sands Corp.	7,720,574

	Hotels, Resorts & Cruise Lines - 16.3%
71,345	Hyatt Hotels Corp., Class A(b)	4,197,226
129,822	Marriott International, Inc., Class A	8,400,782
77,024	Marriott Vacations Worldwide Corp.(b)	4,432,731
78,919	Royal Caribbean Cruises Ltd.	4,707,518
59,021	Wyndham Worldwide Corp.	4,459,037

		26,197,294

	Internet Retail - 15.9%
59,529	Expedia, Inc.	4,727,793
587,272	Orbitz Worldwide, Inc.(b)	5,197,357
6,257	Priceline Group, Inc. (The)(b)	7,774,010
82,327	TripAdvisor, Inc.(b)	7,807,893

		25,507,053

	Leisure Facilities - 5.3%
83,864	Cedar Fair LP	4,344,155
248,064	ClubCorp Holdings, Inc.	4,194,762

		8,538,917

	Movies & Entertainment - 13.9%
223,650	Regal Entertainment Group, Class A	4,352,229
119,494	Time Warner, Inc.	9,920,392
95,223	Walt Disney Co. (The)	8,177,751

		22,450,372

	Restaurants - 38.4%
165,408	ARAMARK Holdings Corp.	4,459,400
10,345	Biglari Holdings, Inc.(b)	4,396,728
87,883	Brinker International, Inc.	3,940,674
30,195	Buffalo Wild Wings, Inc.(b)	4,387,937
169,850	Burger King Worldwide, Inc.	4,480,643
95,127	Cheesecake Factory, Inc. (The)	4,079,046
54,963	DineEquity, Inc.	4,454,751
75,583	Jack in the Box, Inc.	4,322,592
78,868	McDonald’s Corp.	7,457,758
60,536	Red Robin Gourmet Burgers, Inc.(b)	3,896,097
209,780	Sonic Corp.(b)	4,331,957
532,128	Wendy’s Co. (The)	4,336,843
103,475	Yum! Brands, Inc.	7,181,165

		61,725,591

	Total Common Stocks and Other Equity Interests (Cost $154,542,757)	160,908,216

	Money Market Fund - 0.1%
101,711	Invesco Premier Portfolio – Institutional Class(c) (Cost $101,711)	101,711

	Total Investments (Cost $154,644,468)(d)-100.1%	161,009,927
	Other assets less liabilities-(0.1)%	(147,771)

	Net Assets-100.0%	$160,862,156

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $154,791,404. The net unrealized appreciation was $6,218,523, which consisted of aggregate gross unrealized appreciation of $11,287,142 and aggregate gross unrealized depreciation of $5,068,619.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 7.9%
234,588	Interpublic Group of Cos., Inc. (The)	$4,623,729
90,900	Lamar Advertising Co., Class A	4,558,635
63,040	Omnicom Group, Inc.	4,412,170

		13,594,534

	Broadcasting - 20.3%
137,949	CBS Corp., Class B	7,839,642
709,694	Cumulus Media, Inc., Class A(b)	3,676,215
106,850	Discovery Communications, Inc., Class A(b)	9,104,689
178,414	LIN Media LLC, Class A(b)	4,604,865
58,662	Scripps Networks Interactive, Inc., Class A	4,834,335
151,633	Sinclair Broadcast Group, Inc., Class A	4,899,262

		34,959,008

	Cable & Satellite - 20.2%
254,413	Cablevision Systems Corp., Class A	4,889,818
99,747	DIRECTV(b)	8,583,229
140,183	DISH Network Corp., Class A(b)	8,671,720
146,580	Starz, Class A(b)	4,178,996
58,254	Time Warner Cable, Inc.	8,452,656

		34,776,419

	Catalog Retail - 2.6%
80,639	HSN, Inc.	4,506,914

	Data Processing & Outsourced Services - 2.7%
17,518	Alliance Data Systems Corp.(b)	4,594,796

	Internet Software & Services - 13.7%
190,213	Conversant, Inc.(b)	4,445,278
129,907	Facebook, Inc., Class A(b)	9,437,744
67,739	IAC/InterActiveCorp.	4,552,061
104,798	WebMD Health Corp.(b)	5,222,084

		23,657,167

	IT Consulting & Other Services - 2.3%
272,665	Sapient Corp.(b)	4,024,535

	Movies & Entertainment - 13.8%
171,655	Lions Gate Entertainment Corp.	5,286,974
122,825	Time Warner, Inc.	10,196,931
97,878	Walt Disney Co. (The)	8,405,763

		23,889,668

	Publishing - 16.5%
229,781	E.W. Scripps Co. (The), Class A(b)	4,981,652
161,401	Gannett Co., Inc.	5,281,041
81,879	John Wiley & Sons, Inc., Class A	4,920,109
99,763	Meredith Corp.	4,581,117
301,838	New York Times Co. (The), Class A	3,769,957
140,694	Scholastic Corp.	4,983,381

		28,517,257

	Total Common Stocks (Cost $164,527,742)	172,520,298

	Money Market Fund - 0.1%
133,531	Invesco Premier Portfolio – Institutional Class(c) (Cost $133,531)	133,531

	Total Investments (Cost $164,661,273)(d)-100.1%	172,653,829
	Other assets less liabilities-(0.1)%	(203,276)

	Net Assets-100.0%	$172,450,553

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $165,106,726. The net unrealized appreciation was $7,547,103, which consisted of aggregate gross unrealized appreciation of $11,368,592 and aggregate gross unrealized depreciation of $3,821,489.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Application Software - 11.5%
21,940	Citrix Systems, Inc.(b)	$1,485,996
19,078	NetScout Systems, Inc.(b)	811,387
18,971	SolarWinds, Inc.(b)	780,467

		3,077,850

	Communications Equipment - 53.8%
33,047	ADTRAN, Inc.	734,965
22,399	ARRIS Group, Inc.(b)	765,374
40,053	Aruba Networks, Inc.(b)	715,347
81,313	Brocade Communications Systems, Inc.	748,893
38,225	Ciena Corp.(b)	746,534
55,221	Cisco Systems, Inc.	1,393,226
12,525	F5 Networks, Inc.(b)	1,410,190
31,224	Finisar Corp.(b)	616,050
102,428	Harmonic, Inc.(b)	614,568
55,583	Juniper Networks, Inc.(b)	1,308,424
20,165	Motorola Solutions, Inc.	1,284,107
22,561	NETGEAR, Inc.(b)	706,385
9,899	Palo Alto Networks, Inc.(b)	800,433
16,900	QUALCOMM, Inc.	1,245,530
36,495	Riverbed Technology, Inc.(b)	653,260
202,065	Sonus Networks, Inc.(b)	713,289

		14,456,575

	Electronic Components - 7.7%
14,192	Amphenol Corp., Class A	1,364,844
10,302	Belden, Inc.	699,506

		2,064,350

	Internet Software & Services - 2.6%
17,422	LogMeIn, Inc.(b)	709,250

	Semiconductors - 2.6%
15,141	Cavium, Inc.(b)	706,328

	Systems Software - 19.2%
25,147	Barracuda Networks, Inc.(b)	698,332
33,003	Fortinet, Inc.(b)	810,224
57,220	Infoblox, Inc.(b)	693,506
23,232	Proofpoint, Inc.(b)	819,393
31,369	Qualys, Inc.(b)	749,405
14,089	VMware, Inc., Class A(b)	1,399,883

		5,170,743

	Technology Hardware, Storage & Peripherals - 2.5%
74,605	QLogic Corp.(b)	678,906

	Total Common Stocks (Cost $23,672,024)	26,864,002

	Money Market Fund - 0.3%
76,759	Invesco Premier Portfolio – Institutional Class(c) (Cost $76,759)	76,759

	Total Investments (Cost $23,748,783)(d)-100.2%	26,940,761
	Other assets less liabilities-(0.2)%	(65,551)

	Net Assets-100.0%	$26,875,210

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $23,875,113. The net unrealized appreciation was $3,065,648, which consisted of aggregate gross unrealized appreciation of $4,379,786 and aggregate gross unrealized depreciation of $1,314,138.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Oil & Gas Drilling - 18.3%
29,708	Helmerich & Payne, Inc.	$3,156,772
124,527	Nabors Industries Ltd.	3,382,153
504,836	Parker Drilling Co.(b)	3,119,887
98,711	Patterson-UTI Energy, Inc.	3,390,723
205,426	Pioneer Energy Services Corp.(b)	3,021,816
140,932	Transocean Ltd.	5,685,197

		21,756,548

	Oil & Gas Equipment & Services - 79.0%
84,915	Baker Hughes, Inc.	5,839,605
120,083	Basic Energy Services, Inc.(b)	2,880,791
106,708	C&J Energy Services, Inc.(b)	3,196,972
93,640	Cameron International Corp.(b)	6,640,012
20,432	Core Laboratories NV	2,991,858
31,955	Dril-Quip, Inc.(b)	3,220,105
78,252	Exterran Holdings, Inc.	3,306,147
103,137	FMC Technologies, Inc.(b)	6,270,730
98,859	Forum Energy Technologies, Inc.(b)	3,291,016
64,398	Geospace Technologies Corp.(b)	2,591,375
92,638	Halliburton Co.	6,391,096
139,704	Helix Energy Solutions Group, Inc.(b)	3,552,673
792,073	ION Geophysical Corp.(b)	2,970,274
405,751	Key Energy Services, Inc.(b)	2,491,311
81,161	National Oilwell Varco, Inc.	6,577,287
45,333	Oceaneering International, Inc.	3,078,564
53,144	Oil States International, Inc.(b)	3,257,196
147,861	RPC, Inc.	3,326,872
57,557	Schlumberger Ltd.	6,238,603
98,411	Superior Energy Services, Inc.	3,306,610
153,347	Tesco Corp.	2,993,333
130,651	USA Compression Partners LP	3,214,015
276,081	Weatherford International Ltd.(b)	6,175,932

		93,802,377

	Oil & Gas Storage & Transportation - 2.7%
56,462	Teekay Corp. (Bermuda)	3,142,675

	Total Common Stocks and Other Equity Interests (Cost $104,461,588)	118,701,600

	Money Market Fund - 0.1%
74,887	Invesco Premier Portfolio – Institutional Class(c) (Cost $74,887)	74,887

	Total Investments (Cost $104,536,475)(d)-100.1%	118,776,487
	Other assets less liabilities-(0.1)%	(87,496)

	Net Assets-100.0%	$118,688,991

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $107,662,573. The net unrealized appreciation was $11,113,914, which consisted of aggregate gross unrealized appreciation of $17,751,447 and aggregate gross unrealized depreciation of $6,637,533.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 25.1%
506,487	Amgen, Inc.	$64,521,379
183,948	Biogen Idec, Inc.(b)	61,510,372
438,739	Celgene Corp.(b)	38,236,104
723,399	Gilead Sciences, Inc.(b)	66,227,178
503,224	Ligand Pharmaceuticals, Inc.(b)	24,743,524
7,127,381	Novavax, Inc.(b)	30,861,560

		286,100,117

	Health Care Equipment - 6.1%
839,039	Abbott Laboratories	35,340,323
451,147	Baxter International, Inc.	33,696,169

		69,036,492

	Pharmaceuticals - 68.8%
158,694	Actavis PLC(b)	34,001,776
1,200,214	Akorn, Inc.(b)	40,723,261
200,467	Allergan, Inc.	33,249,457
1,499,998	Auxilium Pharmaceuticals, Inc.(b)(c)	30,029,960
1,181,090	Bristol-Myers Squibb Co.	59,786,776
2,813,911	Depomed, Inc.(b)	27,998,414
981,414	Eli Lilly & Co.	59,925,139
475,564	Endo International PLC(b)	31,900,833
682,734	Hospira, Inc.(b)	37,871,255
1,209,293	Impax Laboratories, Inc.(b)	28,285,363
579,018	Johnson & Johnson	57,953,912
803,493	Lannett Co., Inc.(b)	27,005,400
1,203,224	Medicines Co. (The)(b)	28,119,345
1,015,338	Merck & Co., Inc.	57,610,278
673,556	Mylan, Inc.(b)	33,253,460
242,911	Perrigo Co. PLC	36,545,960
1,982,700	Pfizer, Inc.	56,903,490
981,579	Prestige Brands Holdings, Inc.(b)	30,232,633
372,460	Questcor Pharmaceuticals, Inc.(c)	33,510,226
294,266	Salix Pharmaceuticals Ltd.(b)	38,816,628

		783,723,566

	Total Common Stocks (Cost $956,671,429)	1,138,860,175

	Money Market Fund - 0.0%
103,222	Invesco Premier Portfolio – Institutional Class(d) (Cost $103,222)	103,222

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $956,774,651)-100.0%	1,138,963,397

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.1%
47,177,125	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $47,177,125)	47,177,125

	Total Investments (Cost $1,003,951,776)(f)-104.1%	1,186,140,522
	Other assets less liabilities-(4.1)%	(46,973,430)

	Net Assets-100.0%	$1,139,167,092

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$45,912,409	$(45,912,409)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,008,132,888. The net unrealized appreciation was $178,007,634, which consisted of aggregate gross unrealized appreciation of $203,617,798 and aggregate gross unrealized depreciation of $25,610,164.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel Retail - 5.9%
21,334	Cato Corp. (The), Class A	$658,367
12,770	Foot Locker, Inc.	606,958

		1,265,325

	Apparel, Accessories & Luxury Goods - 6.7%
11,952	Michael Kors Holdings Ltd.(b)	973,849
22,830	Vera Bradley, Inc.(b)	452,719

		1,426,568

	Automotive Retail - 11.2%
4,955	Advance Auto Parts, Inc.	600,100
9,518	Asbury Automotive Group, Inc.(b)	642,751
7,625	O’Reilly Automotive, Inc.(b)	1,143,750

		2,386,601

	Computer & Electronics Retail - 3.2%
16,256	GameStop Corp., Class A	682,264

	Department Stores - 11.1%
5,457	Dillard’s, Inc., Class A	650,584
18,835	Macy’s, Inc.	1,088,475
9,041	Nordstrom, Inc.	625,908

		2,364,967

	Drug Retail - 12.5%
14,403	CVS Caremark Corp.	1,099,813
73,598	Rite Aid Corp.(b)	492,371
15,687	Walgreen Co.	1,078,795

		2,670,979

	Food Distributors - 2.5%
25,341	SpartanNash Co.	531,147

	Food Retail - 17.7%
23,628	Kroger Co. (The)	1,157,299
17,917	Safeway, Inc.	617,420
22,704	Sprouts Farmers Market, Inc.(b)	692,699
82,367	SUPERVALU, Inc.(b)	755,305
12,989	Weis Markets, Inc.	554,111

		3,776,834

	Forest Products - 3.1%
23,519	Boise Cascade Co.(b)	662,060

	Homefurnishing Retail - 5.2%
18,735	Aaron’s, Inc.	494,229
9,194	Williams-Sonoma, Inc.	616,642

		1,110,871

	Hypermarkets & Super Centers - 13.0%
9,723	Costco Wholesale Corp.	1,142,841
6,713	PriceSmart, Inc.	552,480
14,693	Wal-Mart Stores, Inc.	1,081,111

		2,776,432

	Specialty Stores - 5.0%
8,699	Outerwall, Inc.(b)	478,619
5,799	Signet Jewelers Ltd.	590,280

		1,068,899

	Trucking - 2.9%
10,751	Avis Budget Group, Inc.(b)	604,099

	Total Common Stocks (Cost $21,131,825)	21,327,046

	Money Market Fund - 0.2%
51,598	Invesco Premier Portfolio – Institutional Class(c) (Cost $51,598)	$51,598

	Total Investments (Cost $21,183,423)(d)-100.2%	21,378,644
	Other assets less liabilities-(0.2)%	(48,290)

	Net Assets-100.0%	$21,330,354

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $21,259,081. The net unrealized appreciation was $119,563, which consisted of aggregate gross unrealized appreciation of $1,281,208 and aggregate gross unrealized depreciation of $1,161,645.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 4.6%
14,557	QUALCOMM, Inc.	$1,072,851

	Semiconductor Equipment - 16.2%
63,186	Amkor Technology, Inc.(b)	559,196
55,695	Entegris, Inc.(b)	639,935
17,875	KLA-Tencor Corp.	1,277,884
45,338	Kulicke & Soffa Industries, Inc. (Singapore)(b)	617,504
10,297	Lam Research Corp.	720,790

		3,815,309

	Semiconductors - 79.2%
24,626	Ambarella Inc.(b)	704,550
22,359	Analog Devices, Inc.	1,109,677
28,867	Cirrus Logic, Inc.(b)	647,487
23,087	Diodes, Inc.(b)	588,718
28,788	Freescale Semiconductor Ltd.(b)	576,336
48,032	Integrated Device Technology, Inc.(b)	689,740
42,868	Intel Corp.	1,452,797
23,818	International Rectifier Corp.(b)	591,639
45,403	Intersil Corp., Class A	582,520
80,761	Lattice Semiconductor Corp.(b)	552,405
25,372	Linear Technology Corp.	1,119,793
41,028	Marvell Technology Group Ltd.	547,314
18,652	Maxim Integrated Products, Inc.	546,690
13,421	Microchip Technology, Inc.	604,213
40,963	Micron Technology, Inc.(b)	1,251,420
16,259	Monolithic Power Systems, Inc.	670,521
61,640	NVIDIA Corp.	1,078,700
28,417	OmniVision Technologies, Inc.(b)	636,541
73,511	ON Semiconductor Corp.(b)	629,254
67,887	RF Micro Devices, Inc.(b)	757,619
14,750	Skyworks Solutions, Inc.	748,710
33,534	Spansion, Inc., Class A(b)	636,140
24,929	Texas Instruments, Inc.	1,152,966
41,055	TriQuint Semiconductor, Inc.(b)	738,169

		18,613,919

	Total Common Stocks (Cost $20,882,378)	23,502,079

	Money Market Fund - 0.2%
47,419	Invesco Premier Portfolio – Institutional Class(c) (Cost $47,419)	47,419

	Total Investments (Cost $20,929,797)(d)-100.2%	23,549,498
	Other assets less liabilities-(0.2)%	(55,173)

	Net Assets-100.0%	$23,494,325

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,934,654. The net unrealized appreciation was $2,614,844, which consisted of aggregate gross unrealized appreciation of $3,029,950 and aggregate gross unrealized depreciation of $415,106.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 39.3%
39,308	Adobe Systems, Inc.(b)	$2,716,576
32,188	Aspen Technology, Inc.(b)	1,398,247
48,442	Autodesk, Inc.(b)	2,584,381
48,015	Bottomline Technologies (de), Inc.(b)	1,359,304
23,494	Fair Isaac Corp.	1,342,682
31,996	Intuit, Inc.	2,622,712
42,631	Manhattan Associates, Inc.(b)	1,251,646
35,600	NetScout Systems, Inc.(b)	1,514,068
37,603	PTC, Inc.(b)	1,352,204
21,208	Solera Holdings, Inc.	1,357,312
32,445	SS&C Technologies Holdings, Inc.(b)	1,405,193
29,868	Verint Systems, Inc.(b)	1,402,004

		20,306,329

	Communications Equipment - 2.4%
68,100	Riverbed Technology, Inc.(b)	1,218,990

	Data Processing & Outsourced Services - 8.0%
52,676	CSG Systems International, Inc.	1,371,683
15,181	DST Systems, Inc.	1,367,352
23,862	Jack Henry & Associates, Inc.	1,392,348

		4,131,383

	Education Services - 2.7%
60,269	K12, Inc.(b)	1,404,870

	Electronic Components - 2.9%
33,312	Dolby Laboratories, Inc., Class A(b)	1,487,048

	Health Care Technology - 8.5%
21,764	Computer Programs & Systems, Inc.	1,432,507
88,875	Quality Systems, Inc.	1,378,451
66,020	Veeva Systems, Inc., Class A(b)	1,571,276

		4,382,234

	Home Entertainment Software - 12.9%
122,086	Activision Blizzard, Inc.	2,732,285
72,216	Electronic Arts, Inc.(b)	2,426,457
67,076	Take-Two Interactive Software, Inc.(b)	1,501,161

		6,659,903

	Internet Software & Services - 5.4%
46,845	Constant Contact, Inc.(b)	1,458,285
32,506	LogMeIn, Inc.(b)	1,323,319

		2,781,604

	IT Consulting & Other Services - 4.6%
52,721	Amdocs Ltd.	2,390,370

	Systems Software - 13.3%
25,904	MICROS Systems, Inc.(b)	1,751,888
61,967	Microsoft Corp.	2,674,496
60,375	Oracle Corp.	2,438,546

		6,864,930

	Total Common Stocks (Cost $47,400,974)	51,627,661

	Money Market Fund - 0.2%
79,597	Invesco Premier Portfolio – Institutional Class(c) (Cost $79,597)	79,597

	Total Investments (Cost $47,480,571)(d)-100.2%	51,707,258
	Other assets less liabilities-(0.2)%	(87,010)

	Net Assets-100.0%	$51,620,248

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $47,505,319. The net unrealized appreciation was $4,201,939, which consisted of aggregate gross unrealized appreciation of $5,023,211 and aggregate gross unrealized depreciation of $821,272.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aluminum - 4.1%
111,887	Century Aluminum Co.(b)	$2,103,475
23,353	Kaiser Aluminum Corp.	1,803,319

		3,906,794

	Commodity Chemicals - 11.2%
34,567	Cabot Corp.	1,810,965
39,040	LyondellBasell Industries NV, Class A	4,148,000
54,134	Westlake Chemical Corp.	4,730,770

		10,689,735

	Diversified Chemicals - 17.3%
59,973	Dow Chemical Co. (The)	3,062,821
32,377	E.I. du Pont de Nemours & Co.	2,082,165
35,639	Eastman Chemical Co.	2,807,641
53,029	FMC Corp.	3,458,551
131,626	Huntsman Corp.	3,428,857
60,125	Olin Corp.	1,597,521

		16,437,556

	Diversified Metals & Mining - 3.5%
59,952	US Silica Holdings, Inc.	3,370,502

	Electronic Components - 1.4%
22,464	Rogers Corp.(b)	1,288,535

	Fertilizers & Agricultural Chemicals - 2.7%
10,263	CF Industries Holdings, Inc.	2,569,240

	Gold - 1.7%
564,598	McEwen Mining, Inc.(b)(c)	1,609,104

	Industrial Gases - 10.1%
20,450	Air Products & Chemicals, Inc.	2,698,377
36,663	Airgas, Inc.	3,920,008
23,825	Praxair, Inc.	3,052,936

		9,671,321

	Oil & Gas Refining & Marketing - 2.4%
61,711	Green Plains, Inc.	2,313,545

	Paper Products - 2.4%
33,538	Clearwater Paper Corp.(b)	2,267,169

	Specialty Chemicals - 41.6%
37,989	Ashland, Inc.	3,975,549
29,097	Cytec Industries, Inc.	2,934,433
20,287	Ecolab, Inc.	2,201,748
36,979	H.B. Fuller Co.	1,651,112
16,905	International Flavors & Fragrances, Inc.	1,707,236
22,533	Minerals Technologies, Inc.	1,308,491
6,885	NewMarket Corp.	2,664,495
65,888	PolyOne Corp.	2,500,450
13,947	PPG Industries, Inc.	2,766,527
51,478	Rockwood Holdings, Inc.	4,063,673
40,373	RPM International, Inc.	1,783,679
32,573	Sensient Technologies Corp.	1,710,083
30,905	Sigma-Aldrich Corp.	3,103,480
40,519	Valspar Corp. (The)	3,040,951
46,191	W.R. Grace & Co.(b)	4,203,381

		39,615,288

	Steel - 1.6%
29,007	Carpenter Technology Corp.	1,570,439

	Total Common Stocks (Cost $85,620,575)	$95,309,228

	Money Market Fund - 0.1%
81,422	Invesco Premier Portfolio – Institutional Class(d) (Cost $81,422)	81,422

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $85,701,997)-100.1%	95,390,650

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.3%
1,267,323	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $1,267,323)	1,267,323

	Total Investments (Cost $86,969,320)(f)-101.4%	96,657,973
	Other assets less liabilities-(1.4)%	(1,376,097)

	Net Assets-100.0%	$95,281,876

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$1,203,957	$(1,203,957)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $87,256,710. The net unrealized appreciation was $9,401,263, which consisted of aggregate gross unrealized appreciation of $10,875,929 and aggregate gross unrealized depreciation of $1,474,666.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 12.1%
34,084	Alaska Air Group, Inc.	$1,498,673
43,283	American Airlines Group, Inc.	1,681,545
35,231	Delta Air Lines, Inc.	1,319,753
44,589	Hawaiian Holdings, Inc.(b)	621,125
13,311	Spirit Airlines, Inc.(b)	870,806

		5,991,902

	Apparel Retail - 3.6%
21,748	Brown Shoe Co., Inc.	613,076
24,361	Foot Locker, Inc.	1,157,879

		1,770,955

	Apparel, Accessories & Luxury Goods - 7.5%
10,221	G-III Apparel Group Ltd.(b)	793,865
11,230	Hanesbrands, Inc.	1,097,283
29,926	VF Corp.	1,833,566

		3,724,714

	Auto Parts & Equipment - 9.0%
12,220	Drew Industries, Inc.	549,900
13,754	Standard Motor Products, Inc.	495,832
19,724	Tower International, Inc.(b)	621,306
27,256	TRW Automotive Holdings Corp.(b)	2,788,016

		4,455,054

	Automobile Manufacturers - 3.5%
7,760	Tesla Motors, Inc.(b)	1,732,808

	Automotive Retail - 10.2%
12,421	Asbury Automotive Group, Inc.(b)	838,790
12,226	Lithia Motors, Inc., Class A	1,086,280
15,537	O’Reilly Automotive, Inc.(b)	2,330,550
16,319	Penske Automotive Group, Inc.	758,018

		5,013,638

	Broadcasting - 5.2%
27,860	CBS Corp., Class B	1,583,284
21,606	Nexstar Broadcasting Group, Inc., Class A	1,006,623

		2,589,907

	Construction Machinery & Heavy Trucks - 2.4%
12,418	WABCO Holdings, Inc.(b)	1,210,507

	Department Stores - 2.5%
21,746	Macy’s, Inc.	1,256,701

	Drug Retail - 3.2%
235,064	Rite Aid Corp.(b)	1,572,578

	Footwear - 1.8%
17,043	Skechers U.S.A., Inc., Class A(b)	889,133

	General Merchandise Stores - 1.3%
39,974	Tuesday Morning Corp.(b)	657,972

	Homebuilding - 1.4%
33,427	M/I Homes, Inc.(b)	687,928

	Homefurnishing Retail - 3.1%
22,657	Williams-Sonoma, Inc.	1,519,605

	Internet Retail - 7.9%
14,642	Expedia, Inc.	$1,162,868
4,095	Netflix, Inc.(b)	1,731,038
10,385	TripAdvisor, Inc.(b)	984,913

		3,878,819

	Internet Software & Services - 3.1%
10,598	Zillow, Inc., Class A(b)	1,521,131

	Leisure Products - 3.9%
12,946	Polaris Industries, Inc.	1,910,053

	Movies & Entertainment - 1.3%
19,676	Carmike Cinemas, Inc.(b)	618,614

	Publishing - 1.5%
57,380	Dex Media, Inc.(b)	733,890

	Restaurants - 9.3%
30,559	Brinker International, Inc.	1,370,265
8,546	Buffalo Wild Wings, Inc.(b)	1,241,905
27,473	Domino’s Pizza, Inc.	1,978,056

		4,590,226

	Specialty Stores - 3.6%
17,259	Signet Jewelers Ltd.	1,756,794

	Trucking - 2.6%
23,030	Avis Budget Group, Inc.(b)	1,294,056

	Total Common Stocks (Cost $48,576,036)	49,376,985

	Money Market Fund - 0.1%
62,466	Invesco Premier Portfolio – Institutional Class(c) (Cost $62,466)	62,466

	Total Investments (Cost $48,638,502)(d)-100.1%	49,439,451
	Other assets less liabilities-(0.1)%	(69,516)

	Net Assets-100.0%	$49,369,935

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $48,666,240. The net unrealized appreciation was $773,211, which consisted of aggregate gross unrealized appreciation of $2,283,634 and aggregate gross unrealized depreciation of $1,510,423.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Distillers & Vintners - 6.2%
11,535	Brown-Forman Corp., Class B	$999,508
15,927	Constellation Brands, Inc., Class A(b)	1,326,082

		2,325,590

	Distributors - 2.4%
18,838	Core-Mark Holding Co., Inc.	889,153

	Diversified Support Services - 2.3%
28,977	KAR Auction Services, Inc.	849,316

	Education Services - 2.0%
18,099	Bright Horizons Family Solutions, Inc.(b)	752,375

	Environmental & Facilities Services - 2.6%
33,747	Rollins, Inc.	955,377

	Food Retail - 3.3%
136,563	SUPERVALU, Inc.(b)	1,252,283

	Health Care Facilities - 2.5%
25,459	VCA, Inc.(b)	949,366

	Home Furnishings - 2.9%
20,045	Tempur Sealy International, Inc.(b)	1,096,662

	Household Appliances - 1.9%
13,241	Helen of Troy Ltd.(b)	710,115

	Household Products - 6.4%
22,247	Church & Dwight Co., Inc.	1,427,812
11,742	Spectrum Brands Holdings, Inc.	979,283

		2,407,095

	Housewares & Specialties - 7.7%
24,699	Jarden Corp.(b)	1,380,674
46,391	Newell Rubbermaid, Inc.	1,506,780

		2,887,454

	Industrial Machinery - 2.7%
8,498	Snap-on, Inc.	1,021,460

	Packaged Foods & Meats - 32.0%
10,913	Cal-Maine Foods, Inc.	777,006
14,917	Hain Celestial Group, Inc. (The)(b)	1,275,403
12,178	Hershey Co. (The)	1,073,491
19,033	Hormel Foods Corp.	861,434
11,301	J & J Snack Foods Corp.	1,018,107
12,117	Keurig Green Mountain, Inc.	1,445,316
16,546	Kraft Foods Group, Inc.	886,617
8,686	Lancaster Colony Corp.	758,722
47,816	Pilgrim’s Pride Corp. (Brazil)(b)	1,336,935
26,741	Pinnacle Foods, Inc.	805,706
9,919	Sanderson Farms, Inc.	903,522
27,869	WhiteWave Foods Co.(b)	830,218

		11,972,477

	Personal Products - 2.1%
12,230	USANA Health Sciences, Inc.(b)	780,885

	Soft Drinks - 6.9%
28,789	Coca-Cola Enterprises, Inc.	1,308,460
19,802	Monster Beverage Corp.(b)	1,266,536

		2,574,996

	Specialized Consumer Services - 3.0%
52,659	Service Corp. International	$1,105,839

	Tobacco - 6.4%
18,579	Lorillard, Inc.	1,123,658
23,052	Reynolds American, Inc.	1,287,454

		2,411,112

	Trading Companies & Distributors - 4.3%
15,324	United Rentals, Inc.(b)	1,622,812

	Trucking - 2.4%
3,337	AMERCO	878,165

	Total Common Stocks (Cost $37,057,937)	37,442,532

	Money Market Fund - 0.2%
61,091	Invesco Premier Portfolio – Institutional Class(c) (Cost $61,091)	61,091

	Total Investments (Cost $37,119,028)(d)-100.2%	37,503,623
	Other assets less liabilities-(0.2)%	(71,729)

	Net Assets-100.0%	$37,431,894

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $37,156,262. The net unrealized appreciation was $347,361, which consisted of aggregate gross unrealized appreciation of $1,656,661 and aggregate gross unrealized depreciation of $1,309,300.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Energy Momentum Portfolio (PXI)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Coal & Consumable Fuels - 0.7%
182,688	Solazyme, Inc.(b)	$1,768,420

	Oil & Gas Drilling - 6.2%
64,963	Helmerich & Payne, Inc.	6,902,968
192,242	Patterson-UTI Energy, Inc.	6,603,513
162,311	Pioneer Energy Services Corp.(b)	2,387,595

		15,894,076

	Oil & Gas Equipment & Services - 11.9%
155,994	Basic Energy Services, Inc.(b)	3,742,296
26,773	CARBO Ceramics, Inc.	3,334,309
145,517	Exterran Holdings, Inc.	6,148,093
118,039	Halliburton Co.	8,143,511
179,877	RPC, Inc.	4,047,233
157,177	Superior Energy Services, Inc.	5,281,147

		30,696,589

	Oil & Gas Exploration & Production - 51.0%
109,686	Bonanza Creek Energy, Inc.(b)	6,148,997
76,630	Carrizo Oil & Gas, Inc.(b)	4,705,848
206,457	Chesapeake Energy Corp.	5,444,271
52,679	Cimarex Energy Co.	7,323,435
139,683	Comstock Resources, Inc.	3,304,900
111,877	Concho Resources, Inc.(b)	15,752,282
93,049	ConocoPhillips	7,676,543
97,502	Continental Resources, Inc.(b)	14,311,344
80,392	Diamondback Energy, Inc.(b)	6,610,634
65,144	EOG Resources, Inc.	7,129,359
196,346	Goodrich Petroleum Corp.(b)	3,781,624
201,203	Matador Resources Co.(b)	5,440,529
155,180	Newfield Exploration Co.(b)	6,253,754
129,697	PDC Energy, Inc.(b)	7,037,359
103,231	Sanchez Energy Corp.(b)	3,274,487
94,202	Stone Energy Corp.(b)	3,584,386
282,247	Synergy Resources Corp.(b)	2,969,238
385,923	Triangle Petroleum Corp.(b)	4,167,968
198,602	Ultra Petroleum Corp.(b)	4,551,958
133,031	Whiting Petroleum Corp.(b)	11,771,913

		131,240,829

	Oil & Gas Refining & Marketing - 13.2%
167,328	HollyFrontier Corp.	7,866,089
94,488	Phillips 66	7,663,922
165,327	Valero Energy Corp.	8,398,612
245,614	Western Refining, Inc.	10,060,349

		33,988,972

	Oil & Gas Storage & Transportation - 15.2%
236,585	Cheniere Energy, Inc.(b)	16,740,755
71,157	SemGroup Corp., Class A	5,484,781
48,974	Targa Resources Corp.	6,244,185
188,717	Williams Cos., Inc. (The)	10,687,044

		39,156,765

	Specialty Chemicals - 1.8%
158,438	Flotek Industries, Inc.(b)	4,570,936

	Total Common Stocks (Cost $238,772,981)	257,316,587

	Money Market Fund - 0.0%
113,777	Invesco Premier Portfolio – Institutional Class(c) (Cost $113,777)	$113,777

	Total Investments (Cost $238,886,758)(d)-100.0%	257,430,364
	Other assets less liabilities-(0.0)%	(68,773)

	Net Assets-100.0%	$257,361,591

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $239,617,412. The net unrealized appreciation was $17,812,952, which consisted of aggregate gross unrealized appreciation of $27,175,887 and aggregate gross unrealized depreciation of $9,362,935.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Financial Momentum Portfolio (PFI)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 7.9%
11,266	Ameriprise Financial, Inc.	$1,347,413
34,884	Invesco Ltd.(b)	1,312,685

		2,660,098

	Consumer Finance - 12.6%
8,964	American Express Co.	788,832
10,766	Capital One Financial Corp.	856,328
4,536	Credit Acceptance Corp.(c)	515,857
19,224	Discover Financial Services	1,173,817
98,842	SLM Corp.	875,740

		4,210,574

	Data Processing & Outsourced Services - 12.7%
14,028	Broadridge Financial Solutions, Inc.	566,310
29,697	MasterCard, Inc., Class A	2,202,033
25,765	Total System Services, Inc.	824,480
3,202	Visa, Inc., Class A	675,654

		4,268,477

	Diversified Banks - 2.7%
17,616	Wells Fargo & Co.	896,654

	Diversified Capital Markets - 1.5%
14,456	HFF, Inc., Class A	490,926

	Hotel & Resort REITs - 3.0%
28,847	FelCor Lodging Trust, Inc. REIT	302,028
60,482	Strategic Hotels & Resorts, Inc. REIT(c)	690,100

		992,128

	Internet Software & Services - 0.9%
6,844	Envestnet, Inc.(c)	298,467

	Life & Health Insurance - 9.0%
43,222	CNO Financial Group, Inc.	699,332
16,701	Principal Financial Group, Inc.	829,705
9,704	Prudential Financial, Inc.	843,957
12,450	Torchmark Corp.	656,613

		3,029,607

	Mortgage REITs - 3.2%
66,787	NorthStar Realty Finance Corp. REIT(c)	1,075,271

	Multi-line Insurance - 4.9%
46,832	Genworth Financial, Inc., Class A(c)	613,499
15,080	HCC Insurance Holdings, Inc.	703,935
11,168	Horace Mann Educators Corp.	319,963

		1,637,397

	Property & Casualty Insurance - 5.6%
16,359	Allstate Corp. (The)	956,184
23,386	FNF Group(c)	633,994
9,517	Stewart Information Services Corp.	280,466

		1,870,644

	Real Estate Development - 1.3%
3,011	Howard Hughes Corp. (The)(c)	437,860

	Real Estate Services - 3.6%
39,100	CBRE Group, Inc., Class A(c)	1,205,844

	Regional Banks - 16.8%
11,211	Bank of the Ozarks, Inc.	344,962
10,689	Cathay General Bancorp	273,532
15,708	East West Bancorp, Inc.	535,014

88,688	Fifth Third Bancorp	$1,816,330
13,118	Hanmi Financial Corp.	277,052
96,725	Huntington Bancshares, Inc.	949,840
8,034	Pinnacle Financial Partners, Inc.	297,258
3,935	Signature Bank(c)	450,125
9,856	ViewPoint Financial Group, Inc.	247,780
19,378	Western Alliance Bancorp(c)	443,756

		5,635,649

	Specialized Finance - 2.7%
10,451	Moody’s Corp.	909,237

	Specialized REITs - 3.8%
24,662	Extra Space Storage, Inc. REIT	1,275,765

	Thrifts & Mortgage Finance - 7.8%
210,637	MGIC Investment Corp.(c)	1,556,608
82,432	Radian Group, Inc.	1,043,589

		2,600,197

	Total Common Stocks and Other Equity Interests (Cost $33,534,052)	33,494,795

	Money Market Fund - 0.2%
58,404	Invesco Premier Portfolio – Institutional Class(d) (Cost $58,404)	58,404

	Total Investments (Cost $33,592,456)(e)-100.2%	33,553,199
	Other assets less liabilities-(0.2)%	(66,578)

	Net Assets-100.0%	$33,486,621

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in Invesco Ltd. for the three months ended July 31, 2014:

	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrea- lized Appre- ciation	Realized Gain	Value July 31, 2014	Divi- dend Income
Invesco Ltd.	$1,316,326	$110,330	$(205,345)	$80,248	$11,126	$1,312,685	$9,346

(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $33,707,773. The net unrealized depreciation was $154,574, which consisted of aggregate gross unrealized appreciation of $1,223,194 and aggregate gross unrealized depreciation of $1,377,768.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Auto Parts & Equipment - 1.2%
21,967	Gentherm, Inc.(b)	$919,319

	Biotechnology - 30.2%
215,673	Achillion Pharmaceuticals, Inc.(b)	1,477,360
105,213	Celldex Therapeutics, Inc.(b)	1,377,238
22,013	Enanta Pharmaceuticals, Inc.(b)	827,909
68,301	Exact Sciences Corp.(b)	1,066,179
386,393	Galena Biopharma, Inc.(b)	1,097,356
413,788	Geron Corp.(b)	995,160
48,700	Incyte Corp.(b)	2,316,659
43,286	InterMune, Inc.(b)	1,898,957
251,173	MannKind Corp.(b)	2,099,806
53,575	Medivation, Inc.(b)	3,976,872
138,029	Merrimack Pharmaceuticals, Inc.(b)	815,751
93,777	NPS Pharmaceuticals, Inc.(b)	2,620,129
46,979	Repligen Corp.(b)	985,150
120,238	Sangamo BioSciences, Inc.(b)	1,428,428
8,623	Synageva BioPharma Corp.(b)	589,900

		23,572,854

	Health Care Equipment - 9.9%
32,715	CareFusion Corp.(b)	1,432,590
44,497	DexCom, Inc.(b)	1,676,647
29,516	IDEXX Laboratories, Inc.(b)	3,674,151
32,753	Natus Medical, Inc.(b)	942,304

		7,725,692

	Health Care Facilities - 7.4%
42,354	HCA Holdings, Inc.(b)	2,766,139
37,261	Kindred Healthcare, Inc.	890,538
19,628	Universal Health Services, Inc., Class B	2,092,345

		5,749,022

	Health Care Services - 3.8%
20,523	MEDNAX, Inc.(b)	1,214,551
28,123	Omnicare, Inc.	1,757,688

		2,972,239

	Health Care Supplies - 6.7%
22,396	Anika Therapeutics, Inc.(b)	941,976
26,531	Cooper Cos., Inc. (The)	4,268,307

		5,210,283

	Life Sciences Tools & Services - 7.6%
100,520	Affymetrix, Inc.(b)	864,472
42,133	Albany Molecular Research, Inc.(b)	802,213
19,234	Illumina, Inc.(b)	3,075,709
330,195	Sequenom, Inc.(b)	1,238,231

		5,980,625

	Managed Health Care - 11.6%
24,737	Aetna, Inc.	1,917,860
20,784	Centene Corp.(b)	1,498,319
20,307	Humana, Inc.	2,389,118
25,720	Molina Healthcare, Inc.(b)	1,050,662
27,017	UnitedHealth Group, Inc.	2,189,728

		9,045,687

	Pharmaceuticals - 21.7%
25,659	AbbVie, Inc.	1,342,992
16,878	Actavis PLC(b)	3,616,280
37,767	Akorn, Inc.(b)	1,281,434
218,328	AVANIR Pharmaceuticals, Inc. (b)	1,137,489
186,853	Chelsea Therapeutics International Ltd.(b)	14,948
69,875	Horizon Pharma, Inc.(b)	593,938
23,015	Lannett Co., Inc.(b)	773,534
36,132	Mylan, Inc.(b)	1,783,837

21,665	Pacira Pharmaceuticals, Inc.(b)	$1,993,180
50,074	Prestige Brands Holdings, Inc.(b)	1,542,279
21,713	Salix Pharmaceuticals Ltd.(b)	2,864,162

		16,944,073

	Total Common Stocks (Cost $79,153,536)	78,119,794

	Money Market Fund - 0.0%
22,085	Invesco Premier Portfolio – Institutional Class(c) (Cost $22,085)	22,085

	Total Investments (Cost $79,175,621)(d)-100.1%	78,141,879
	Other assets less liabilities-(0.1)%	(51,138)

	Net Assets-100.0%	$78,090,741

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $79,567,774. The net unrealized depreciation was $1,425,895, which consisted of aggregate gross unrealized appreciation of $4,806,016 and aggregate gross unrealized depreciation of $6,231,911.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Industrials Momentum Portfolio (PRN)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 20.5%
55,434	B/E Aerospace, Inc.(b)	$4,719,651
111,332	GenCorp, Inc.(b)	1,976,143
33,310	Lockheed Martin Corp.	5,561,770
33,825	Northrop Grumman Corp.	4,169,608
26,466	Precision Castparts Corp.	6,055,421
33,437	TransDigm Group, Inc.	5,614,741

		28,097,334

	Agricultural & Farm Machinery - 1.2%
28,123	Toro Co. (The)	1,668,538

	Commercial Printing - 1.7%
42,664	Deluxe Corp.	2,346,947

	Construction Machinery & Heavy Trucks - 10.0%
26,192	Cummins, Inc.	3,650,903
38,083	Greenbrier Cos., Inc. (The)	2,454,449
102,704	Manitowoc Co., Inc. (The)	2,727,818
149,122	Meritor, Inc.(b)	1,874,464
37,453	Wabtec Corp.	3,021,708

		13,729,342

	Construction Materials - 4.8%
42,859	Eagle Materials, Inc.	3,892,454
249,546	Headwaters, Inc.(b)	2,667,647

		6,560,101

	Data Processing & Outsourced Services - 5.1%
29,191	FleetCor Technologies, Inc.(b)	3,876,273
28,342	WEX, Inc.(b)	3,058,668

		6,934,941

	Electrical Components & Equipment - 10.2%
122,168	AMETEK, Inc.	5,948,360
48,981	Eaton Corp. PLC	3,326,790
15,346	Hubbell, Inc., Class B	1,794,561
26,006	Rockwell Automation, Inc.	2,903,830

		13,973,541

	Electronic Components - 1.1%
16,889	Littelfuse, Inc.	1,467,992

	Human Resource & Employment Services - 2.7%
63,655	On Assignment, Inc.(b)	1,719,321
48,508	WageWorks, Inc.(b)	2,024,724

		3,744,045

	Industrial Machinery - 12.5%
43,879	Altra Industrial Motion Corp.	1,375,607
35,918	Colfax Corp.(b)	2,261,756
27,739	Crane Co.	1,903,173
32,029	IDEX Corp.	2,428,439
52,278	Ingersoll-Rand PLC	3,073,424
231,724	Mueller Water Products, Inc., Class A	1,795,861
65,878	Pentair PLC (United Kingdom)	4,220,803

		17,059,063

	Marine - 2.4%
28,474	Kirby Corp.(b)	3,316,082

	Paper Packaging - 5.1%
308,019	Graphic Packaging Holding Co.(b)	$3,696,228
49,742	Packaging Corp. of America	3,290,931

		6,987,159

	Railroads - 4.2%
58,508	Union Pacific Corp.	5,751,921

	Research & Consulting Services - 0.9%
20,838	Huron Consulting Group, Inc.(b)	1,259,449

	Semiconductor Equipment - 1.8%
172,646	GT Advanced Technologies, Inc.(b)	2,389,421

	Specialty Chemicals - 4.5%
29,522	Sherwin-Williams Co. (The)	6,088,322

	Trading Companies & Distributors - 4.8%
47,929	H&E Equipment Services, Inc.(b)	1,734,071
17,886	Watsco, Inc.	1,602,049
40,553	WESCO International, Inc.(b)	3,183,005

		6,519,125

	Trucking - 6.5%
63,743	ArcBest Corp.	2,022,566
45,142	Old Dominion Freight Line, Inc.(b)	2,865,614
38,634	Saia, Inc.(b)	1,763,642
85,979	YRC Worldwide, Inc.(b)	2,250,930

		8,902,752

	Total Common Stocks (Cost $140,973,883)	136,796,075

	Money Market Fund - 0.1%
111,508	Invesco Premier Portfolio – Institutional Class(c) (Cost $111,508)	111,508

	Total Investments (Cost $141,085,391)(d)-100.1%	136,907,583
	Other assets less liabilities-(0.1)%	(126,257)

	Net Assets-100.0%	$136,781,326

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $141,135,997. The net unrealized depreciation was $4,228,414, which consisted of aggregate gross unrealized appreciation of $4,434,327 and aggregate gross unrealized depreciation of $8,662,741.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Technology Momentum Portfolio (PTF)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Alternative Carriers - 3.6%
76,776	Inteliquent, Inc.	$814,593
29,374	Level 3 Communications, Inc.(b)	1,291,869

		2,106,462

	Application Software - 7.8%
16,697	Adobe Systems, Inc.(b)	1,153,930
31,286	Intuit, Inc.	2,564,513
19,317	NetScout Systems, Inc.(b)	821,552

		4,539,995

	Cable & Satellite - 2.1%
16,724	Loral Space & Communications, Inc.(b)	1,209,145

	Communications Equipment - 6.7%
67,220	Alliance Fiber Optic Products, Inc.	899,404
31,214	ARRIS Group, Inc.(b)	1,066,582
48,715	CalAmp Corp.(b)	828,642
28,479	Ubiquiti Networks, Inc.(b)	1,088,752

		3,883,380

	Construction & Engineering - 1.3%
26,684	Tutor Perini Corp.(b)	726,605

	Data Processing & Outsourced Services - 3.9%
20,230	Computer Sciences Corp.	1,262,150
17,081	Jack Henry & Associates, Inc.	996,676

		2,258,826

	Electronic Components - 7.0%
32,666	Amphenol Corp., Class A	3,141,489
14,210	Belden, Inc.	964,859

		4,106,348

	Electronic Manufacturing Services - 2.9%
57,203	Maxwell Technologies, Inc.(b)	622,368
34,292	Trimble Navigation Ltd.(b)	1,059,623

		1,681,991

	Internet Software & Services - 6.7%
14,434	Demandware, Inc.(b)	869,504
17,881	LogMeIn, Inc.(b)	727,936
13,496	Shutterstock, Inc.(b)	1,051,878
20,734	Trulia, Inc.(b)	1,255,029

		3,904,347

	IT Consulting & Other Services - 2.3%
27,672	Cognizant Technology Solutions Corp., Class A(b)	1,357,312

	Semiconductor Equipment - 7.7%
75,208	Amkor Technology, Inc.(b)	665,591
16,373	KLA-Tencor Corp.	1,170,506
133,640	SunEdison, Inc.(b)	2,672,800

		4,508,897

	Semiconductors - 22.8%
89,336	Applied Micro Circuits Corp.(b)	745,956
16,660	Avago Technologies Ltd., Class A (Singapore)	1,155,871
65,048	Integrated Device Technology, Inc.(b)	934,089
64,209	Intersil Corp., Class A	823,801
98,612	Lattice Semiconductor Corp.(b)	674,506
58,948	Micron Technology, Inc.(b)	1,800,861
24,843	Monolithic Power Systems, Inc.	1,024,525
73,964	Rambus, Inc.(b)	851,326
102,511	RF Micro Devices, Inc.(b)	1,144,023
42,437	Skyworks Solutions, Inc.	2,154,102

38,550	Spansion, Inc., Class A(b)	$731,293
17,511	Synaptics, Inc.(b)	1,264,820

		13,305,173

	Systems Software - 5.6%
48,312	MICROS Systems, Inc.(b)	3,267,341

	Technology Hardware, Storage & Peripherals - 14.7%
36,811	Apple, Inc.	3,518,027
39,170	Hewlett-Packard Co.	1,394,844
20,637	Lexmark International, Inc., Class A	991,195
12,764	SanDisk Corp.	1,170,587
15,027	Western Digital Corp.	1,500,145

		8,574,798

	Wireless Telecommunication Services - 5.0%
15,096	SBA Communications Corp., Class A(b)	1,614,215
38,655	T-Mobile US, Inc. (Germany)(b)	1,273,296

		2,887,511

	Total Common Stocks (Cost $56,540,088)	58,318,131

	Money Market Fund - 0.1%
70,459	Invesco Premier Portfolio – Institutional Class(c) (Cost $70,459)	70,459

	Total Investments (Cost $56,610,547)(d)-100.2%	58,388,590
	Other assets less liabilities-(0.2)%	(93,183)

	Net Assets-100.0%	$58,295,407

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $56,855,143. The net unrealized appreciation was $1,533,447, which consisted of aggregate gross unrealized appreciation of $5,039,812 and aggregate gross unrealized depreciation of $3,506,365.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Utilities Momentum Portfolio (PUI)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Electric Utilities - 30.9%
19,213	Cleco Corp.	$1,070,933
30,495	Duke Energy Corp.	2,199,604
10,884	IDACORP, Inc.	582,838
27,203	ITC Holdings Corp.	982,028
16,643	NextEra Energy, Inc.	1,562,611
26,911	Northeast Utilities	1,181,393
20,719	OGE Energy Corp.	744,848
31,993	PNM Resources, Inc.	820,621
35,576	Southern Co. (The)	1,540,085
20,061	Westar Energy, Inc.	722,998
49,132	Xcel Energy, Inc.	1,513,266

		12,921,225

	Gas Utilities - 8.7%
18,100	AGL Resources, Inc.	934,684
18,137	Atmos Energy Corp.	876,380
7,166	National Fuel Gas Co.	493,809
29,298	Questar Corp.	651,587
13,488	UGI Corp.	654,708

		3,611,168

	Independent Power Producers & Energy Traders - 4.7%
39,319	Calpine Corp.(b)	866,591
35,143	NRG Energy, Inc.	1,088,027

		1,954,618

	Integrated Telecommunication Services - 6.4%
27,143	CenturyLink, Inc.	1,065,091
15,292	Consolidated Communications Holdings, Inc.	342,235
193,243	Frontier Communications Corp.	1,265,742

		2,673,068

	Multi-Utilities - 32.9%
12,229	Alliant Energy Corp.	690,938
12,903	Black Hills Corp.	680,117
62,012	CenterPoint Energy, Inc.	1,508,132
46,667	CMS Energy Corp.	1,350,076
20,575	Dominion Resources, Inc.	1,391,693
17,423	DTE Energy Co.	1,286,166
8,512	Integrys Energy Group, Inc.	558,047
15,401	MDU Resources Group, Inc.	485,286
11,165	NorthWestern Corp.	516,046
13,178	SCANA Corp.	670,497
22,600	Sempra Energy	2,253,446
17,747	Vectren Corp.	675,983
38,452	Wisconsin Energy Corp.	1,675,738

		13,742,165

	Oil & Gas Exploration & Production - 3.5%
15,445	EQT Corp.	1,449,050

	Oil & Gas Storage & Transportation - 8.2%
32,516	ONEOK, Inc.	2,095,006
32,381	Spectra Energy Corp.	1,325,030

		3,420,036

	Water Utilities - 4.8%
29,717	American Water Works Co., Inc.	1,419,581
24,966	Aqua America, Inc.	593,692

		2,013,273

	Total Common Stocks (Cost $38,861,316)	41,784,603

	Money Market Fund - 0.1%
61,824	Invesco Premier Portfolio – Institutional Class(c) (Cost $61,824)	$61,824

	Total Investments (Cost $38,923,140)(d)-100.2%	41,846,427
	Other assets less liabilities-(0.2)%	(73,901)

	Net Assets-100.0%	$41,772,526

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $38,940,962. The net unrealized appreciation was $2,905,465, which consisted of aggregate gross unrealized appreciation of $3,428,667 and aggregate gross unrealized depreciation of $523,202.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

July 31, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Alternative Carriers - 0.4%
34,647	Cogent Communications Group, Inc.	$1,202,597

	Application Software - 1.6%
40,298	NQ Mobile, Inc. ADR (China)(b)(c)	272,414
90,299	Open Text Corp. (Canada)	5,025,139
5,978	Sungy Mobile Ltd. ADR (China)(b)(c)	64,802

		5,362,355

	Casinos & Gaming - 0.1%
4,941	500.com Ltd., Class A ADR (China)(b)(c)	182,274

	Internet Retail - 29.4%
79,580	Amazon.com, Inc.(c)	24,907,744
8,995	Blue Nile, Inc.(c)	231,621
112,203	Ctrip.com International Ltd. ADR (China)(c)	7,184,358
86,910	Expedia, Inc.	6,902,392
504,809	Groupon, Inc.(b)(c)	3,266,114
69,442	HomeAway, Inc.(c)	2,411,026
29,764	Netflix, Inc.(c)	12,581,838
21,377	Nutrisystem, Inc.	343,101
81,125	Orbitz Worldwide, Inc.(c)	717,956
17,808	Overstock.com, Inc.(c)	289,380
14,992	PetMed Express, Inc.(b)	205,391
19,453	Priceline Group, Inc. (The)(c)	24,169,380
9,489	Qunar Cayman Islands Ltd. ADR (China)(b)(c)	266,167
39,891	RetailMeNot, Inc.(c)	975,734
28,608	Shutterfly, Inc.(c)	1,410,947
96,428	TripAdvisor, Inc.(c)	9,145,232
25,288	Vitacost.com, Inc.(c)	201,798
14,378	zulily, Inc., Class A(b)(c)	497,766

		95,707,945

	Internet Software & Services - 68.5%
34,190	21Vianet Group, Inc. ADR (China)(c)	951,508
132,182	Akamai Technologies, Inc.(c)	7,801,382
43,450	Angie’s List, Inc.(b)(c)	361,938
59,361	AOL, Inc.(c)	2,288,367
74,918	Baidu, Inc. ADR (China)(c)	16,186,034
77,779	Bankrate, Inc. (United Kingdom)(c)	1,311,354
57,100	Bazaarvoice, Inc.(b)(c)	423,111
18,642	Benefitfocus, Inc.(b)(c)	718,463
30,515	Blucora, Inc.(c)	520,891
23,834	Brightcove, Inc.(c)	141,812
19,822	Carbonite, Inc.(c)	192,868
11,546	ChinaCache International Holdings Ltd. ADR (China)(c)	149,983
25,737	comScore, Inc.(c)	931,422
23,310	Constant Contact, Inc.(c)	725,640
49,752	Conversant, Inc.(b)(c)	1,162,704
39,466	Cornerstone OnDemand, Inc.(c)	1,651,257
23,925	CoStar Group, Inc.(c)	3,438,740
10,801	Criteo SA ADR (France)(c)	321,438
39,787	Dealertrack Technologies, Inc.(c)	1,494,798
26,650	Demandware, Inc.(c)	1,605,396
40,335	Dice Holdings, Inc.(c)	369,469
24,248	Digital River, Inc.(c)	346,504
21,405	E2open, Inc.(b)(c)	346,333
76,009	EarthLink Holdings Corp.	299,475
245,149	eBay, Inc.(c)	12,943,867
18,902	eGain Corp.(c)	120,406

95,857	Endurance International Group Holdings, Inc.(b)(c)	$1,306,531
36,980	Equinix, Inc.(c)	7,932,950
392,936	Facebook, Inc., Class A(c)	28,546,800
53,455	Global Eagle Entertainment, Inc.(c)	545,241
63,154	Gogo, Inc.(b)(c)	1,023,726
43,511	Google, Inc., Class A(c)	25,216,800
44,338	Google, Inc., Class C(c)	25,343,601
57,365	IAC/InterActiveCorp.	3,854,928
40,336	Internap Network Services Corp.(c)	290,823
35,312	j2 Global, Inc.	1,727,463
23,819	Liquidity Services, Inc.(b)(c)	321,318
40,248	LivePerson, Inc.(c)	474,121
18,030	LogMeIn, Inc.(c)	734,001
27,542	Marchex, Inc., Class B	302,962
24,742	Marin Software, Inc.(b)(c)	226,884
30,068	Marketo, Inc.(c)	822,360
32,788	MercadoLibre, Inc. (Argentina)	3,032,890
67,588	Monster Worldwide, Inc.(c)	439,322
29,389	Move, Inc.(c)	429,079
55,319	NetEase, Inc. ADR (China)	4,649,009
48,430	NIC, Inc.	817,014
152,566	Pandora Media, Inc.(c)	3,832,458
25,664	Perficient, Inc.(c)	436,031
50,247	Perion Network Ltd. (Israel)(b)(c)	411,523
67,851	Qihoo 360 Technology Co. Ltd. ADR (China)(b)(c)	6,184,619
32,535	QuinStreet, Inc.(c)	162,350
105,502	Rackspace Hosting, Inc.(c)	3,195,656
26,096	Rocket Fuel, Inc.(b)(c)	689,195
20,372	SciQuest, Inc.(c)	313,525
26,137	Shutterstock, Inc.(c)	2,037,118
49,072	SINA Corp. (China)(c)	2,374,594
28,571	Sohu.com, Inc. (China)(c)	1,620,547
12,017	Stamps.com, Inc.(c)	380,098
10,951	Travelzoo, Inc.(c)	188,795
27,420	Trulia, Inc.(b)(c)	1,659,733
97,613	Verisign, Inc.(b)(c)	5,275,983
24,718	Vistaprint NV(b)(c)	1,217,609
38,450	Web.com Group, Inc.(c)	1,020,847
28,771	WebMD Health Corp.(b)(c)	1,433,659
27,971	Wix.com Ltd. (Israel)(b)(c)	474,108
28,209	Xoom Corp.(c)	611,007
358,915	Yahoo!, Inc.(c)	12,852,746
186,041	Yandex NV, Class A (Russia)(c)	5,633,321
24,039	YuMe, Inc.(b)(c)	143,513
27,434	YY, Inc. ADR (China)(b)(c)	2,121,197
24,921	Zillow, Inc., Class A(b)(c)	3,576,911
44,005	Zix Corp.(c)	152,697

		222,842,823

	Systems Software - 0.0%
27,840	Covisint Corp.(b)(c)	116,371

	Wireless Telecommunication Services - 0.1%
26,393	Boingo Wireless, Inc.(c)	161,261

	Total Common Stocks and Other Equity Interests (Cost $305,660,427)	325,575,626

	Money Market Fund - 0.0%
64,197	Invesco Premier Portfolio – Institutional Class(d) (Cost $64,197)	64,197

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $305,724,624)- 100.1%	325,639,823

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 6.7%
21,840,644	Invesco Liquid Assets Portfolio - Institutional Class(d)(e) (Cost $21,840,644)	$21,840,644

	Total Investments (Cost $327,565,268)(f)-106.8%	347,480,467
	Other assets less liabilities-(6.8)%	(21,982,073)

	Net Assets-100.0%	$325,498,394

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2014.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$20,753,492	$(20,753,492)	$—

*	Amount does not include excess collateral received, if any.
(f)	At July 31, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $331,746,596. The net unrealized appreciation was $15,733,871, which consisted of aggregate gross unrealized appreciation of $37,357,481 and aggregate gross unrealized depreciation of $21,623,610.

This Fund has holdings greater than 10% of net assets in the following country:

China	13.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of July 31, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation on options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares FTSE RAFI US 1000 Portfolio
Equity Securities	$3,622,939,827	$—	$172,182	$3,623,112,009

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$1,019,716,300	$0	$—	$1,019,716,300

PowerShares Fundamental Pure Small Growth Portfolio
Equity Securities	$30,960,814	$0	$—	$30,960,814

PowerShares Fundamental Pure Small Value Portfolio
Equity Securities	$66,870,996	$—	$66,629	$66,937,625

PowerShares Zacks Micro Cap Portfolio
Equity Securities	$51,560,275	$—	$2,209	$51,562,484

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$641,480,915	$—	$—	$641,480,915
Swaps Agreements(a)	—	(4,604,240)	—	(4,604,240)

Total Investments	$641,480,915	$(4,604,240)	$—	$636,876,675

PowerShares Golden Dragon China Portfolio
Equity Securities	$308,061,506	$—	$0	$308,061,506

PowerShares DWA Healthcare Momentum Portfolio
Equity Securities	$78,126,931	$—	$14,948	$78,141,879

(a)	Unrealized appreciation (depreciation).

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification of the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Power Shares Exchange-Traded Fund Trust

By (Signature and Title)      /s/ Andrew Schlossberg

                                               Andrew Schlossberg

                                               President

Date  September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Andrew Schlossberg

                                               Andrew Schlossberg

                                               President

Date  September 29, 2014

By (Signature and Title)      /s/ Steven Hill

                                                 Steven Hill

                                                 Treasurer

Date  September 29, 2014